    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 24, 2007.


                                       REGISTRATION NOS. 333-118362 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 7                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 60                             [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)


                      1700 MERRILL LYNCH DRIVE, 3RD FLOOR

                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------


NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1700 MERRILL LYNCH DRIVE, 3RD FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415


                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on   May 1, 2007  pursuant to paragraph (b) of Rule 485


            (date)

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.


                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

----------------------------------------------------

         MERRILL LYNCH LIFE VARIABLE ANNUITY
     SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
        FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
     VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
                      issued by
        MERRILL LYNCH LIFE INSURANCE COMPANY
       HOME OFFICE:  425 West Capital Avenue,                              PROSPECTUS
                     Suite 1800                                            MAY 1, 2007
                     Little Rock, Arkansas 72201                  MERRILL LYNCH INVESTOR CHOICE
           SERVICE CENTER: P.O. Box 44222                         ANNUITY(SM) (INVESTOR SERIES)
          Jacksonville, Florida 32231-4222
              4802 Deer Lake Drive East
             Jacksonville, Florida 32246
                Phone: (800) 535-5549
                   offered through
 MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
----------------------------------------------------


This Prospectus describes a flexible premium individual deferred variable annuity contract issued by Merrill Lynch Life Insurance Company ("we" or "us"). The Contract allows the owner (or "you") to accumulate an account value, and later apply the annuity value to receive fixed annuity payments. This Prospectus provides basic information that you should know before investing. Please read it carefully and keep it for future reference.

The account value you accumulate under the Contract will fluctuate daily, based on the investment performance of the Separate Account's subaccounts in which you invest. Each subaccount invests in one underlying portfolio. We do not guarantee how any of the portfolios will perform. INVESTING IN THIS CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT.

REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THIS CONTRACT MAY NOT BE TO YOUR ADVANTAGE.

When you purchase your Contract, you must select one of four Classes of the Contract, each of which has a different surrender charge and asset-based insurance charge. The four available Classes of the Contract are:

- B Class                       - L Class
- C Class                       - XC Class

If you select the XC Class, we will add a bonus amount to your account value each time you make a premium payment. In certain circumstances, we may take back all or a portion of the bonus amount. The overall expenses for the XC Class will be higher than the expenses for a similar Contract that does not pay a bonus amount. Selecting the XC Class may be beneficial to you only if you own the Contract for a sufficient length of time, and the investment performance of the Separate Account's subaccounts in which you invest is sufficient to compensate for its higher expenses. Over time, the value of the bonus amount(s) could be more than offset by higher expenses.

We put your premium payments as you direct into one or more subaccounts of the Separate Account. In turn, we invest each subaccount's assets in the following corresponding portfolios ("Funds"):


[ ]  AIM VARIABLE INSURANCE FUNDS

       AIM V.I. Basic Value Fund
       AIM V.I. Mid Cap Core Equity Fund

[ ]  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.

       AllianceBernstein VPS International Value Portfolio

       AllianceBernstein VPS Small/Mid Cap Value Portfolio
       AllianceBernstein VPS Value Portfolio


[ ]  AMERICAN FUNDS INSURANCE SERIES

       Asset Allocation Fund
       Bond Fund
       Growth Fund
       Growth-Income Fund
       International Fund


[ ]  BLACKROCK VARIABLE SERIES FUNDS, INC.


       BlackRock Basic Value V.I. Fund


       BlackRock Bond V.I. Fund


       BlackRock Fundamental Growth V.I. Fund


       BlackRock Global Allocation V.I. Fund


       BlackRock Government Income V.I. Fund


       BlackRock High Income V.I. Fund


       BlackRock International Value V.I. Fund


       BlackRock Large Cap Core V.I. Fund


       BlackRock Large Cap Growth V.I. Fund


       BlackRock Large Cap Value V.I. Fund


       BlackRock Money Market V.I. Fund


       BlackRock S&P 500 Index V.I. Fund


       BlackRock Value Opportunities V.I. Fund



[ ]  COHEN & STEERS VIF REALTY FUND, INC.


[ ]  DAVIS VARIABLE ACCOUNT FUND, INC.
       Davis Value Portfolio

[ ]  DREYFUS VARIABLE INVESTMENT FUND
       Dreyfus VIF Appreciation Portfolio


[ ]  EATON VANCE VARIABLE TRUST


       Eaton Vance VT Floating-Rate Income Fund


       Eaton Vance VT Large-Cap Value Fund


[ ]  FEDERATED INSURANCE SERIES
       Federated Capital Appreciation Fund II
       Federated Kaufmann Fund II

[ ]  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
       Templeton Foreign Securities Fund
       Templeton Growth Securities Fund


[ ]  JANUS ASPEN SERIES


       Janus Aspen Forty Portfolio


       Janus Aspen Mid Cap Growth Portfolio



[ ]  MLIG VARIABLE INSURANCE TRUST


       Roszel/Allianz CCM Capital Appreciation Portfolio


       Roszel/Allianz NFJ Small Cap Value Portfolio


       Roszel/Delaware Trend Portfolio


       Roszel/JPMorgan Multi-Cap Market Neutral Portfolio


       Roszel/JPMorgan Small Cap Growth Portfolio


       Roszel/Lord Abbett Affiliated Portfolio


       Roszel/Lord Abbett Bond Debenture Portfolio


       Roszel/Lord Abbett Mid Cap Value Portfolio


       Roszel/Marsico Large Cap Growth Portfolio


       Roszel/Seligman Mid Cap Growth Portfolio


[ ]  OPPENHEIMER VARIABLE ACCOUNT FUNDS
       Oppenheimer Capital Appreciation Fund/VA
       Oppenheimer Main Street Fund(R)/VA
       Oppenheimer Main Street Small Cap Fund(R)/VA

[ ]  PIMCO VARIABLE INSURANCE TRUST

       CommodityRealReturn Strategy Portfolio


       Low Duration Portfolio

       Real Return Portfolio
       Total Return Portfolio

[ ]  PIONEER VARIABLE CONTRACTS TRUST
       Pioneer Emerging Markets VCT Portfolio
       Pioneer Fund VCT Portfolio
       Pioneer High Yield VCT Portfolio
       Pioneer Small Cap Value VCT Portfolio

[ ]  PREMIER VIT

       NFJ Dividend Value Portfolio

       OpCap Renaissance Portfolio

[ ]  VAN KAMPEN LIFE INVESTMENT TRUST
       Comstock Portfolio

[ ]  WANGER ADVISORS TRUST

       International Small Cap

       U.S. Smaller Companies



PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT. The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

              THIS CONTRACT IS NOT AVAILABLE TO BE PURCHASED AS A
               QUALIFIED CONTRACT OR THROUGH A TAX-DEFERRED PLAN.

Certain features and benefits described in this Prospectus may vary in your state; all Contract classes, features, and benefits may not be available in all states. Please see Appendix I "State Contract Availability and/or Variations of Certain Features and Benefits" later in this Prospectus for more information on state availability and/or variations of certain features and benefits.

Please read the current prospectus for each of the Funds available through this Contract carefully before investing and retain them for future reference.


To learn more about the Contract, you may want to read the Statement of Additional Information dated May 1, 2007 (known as the "SAI"). For a free copy of the SAI, simply call or write us at the phone number or address of our Service Center referenced earlier in this Prospectus. We have filed the SAI with the U.S. Securities and Exchange Commission ("SEC") and have incorporated it by reference into this Prospectus. (It is legally a part of this Prospectus.) The SAI's table of contents appears at the end of this Prospectus.


The SEC maintains a web site that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.


Although this Prospectus is primarily designed for potential purchasers of the Contract, you may have previously purchased a Contract and are receiving this Prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the Contract may vary over time (and as noted above, may vary depending on your state) and generally you may not change your Contract or its features as issued. For more information about the particular options, features, and charges applicable to you, please contact your Financial Advisor, refer to your Contract, see Appendix I, and/or note Contract variations referenced throughout this Prospectus.


-------------------------------------------------------------------
  NOT FDIC INSURED         MAY LOSE VALUE       NO BANK GUARANTEE

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


DEFINITIONS.................................................    1
FEE TABLE...................................................    2
  Examples..................................................   10
CAPSULE SUMMARY OF THE CONTRACT.............................   11
  Your Contract in General..................................   11
    Tax-Deferred Accumulation...............................   11
    Accumulation and Annuity Periods........................   12
    Death Benefit...........................................   12
    Retirement Savings Vehicle..............................   12
    The Separate Account....................................   12
    Tax-Deferred Plans......................................   12
    State Variations........................................   12
    Controlling Documents...................................   12
    Other Contracts We Issue................................   13
  The Classes...............................................   13
  Premiums..................................................   13
    Premium Flexibility.....................................   13
    Maximum Premium.........................................   13
    Right to Refuse Premiums................................   13
    Automatic Investment Feature............................   14
    Premium Allocation......................................   14
    Maximum Number of Subaccounts...........................   14
    Funds Available for Investment..........................   14
  Transfers Among Subaccounts...............................   14
    Limitation on Transfers.................................   14
    Minimum Amounts.........................................   14
    Transfer Programs.......................................   14
  Partial Withdrawals, Guaranteed Lifetime Amount, and
    Surrender...............................................   15
    Partial Withdrawals.....................................   15
    Systematic Withdrawal Program...........................   15
    Guaranteed Lifetime Amount..............................   15
    Surrender...............................................   15
    Surrender Charge........................................   15
    Tax Consequences........................................   15
  Death Benefits............................................   16
    Standard Death Benefit..................................   16
    GMDB Options............................................   16
    Additional Death Benefit................................   16
  Annuity Payments..........................................   16
  Fees and Charges..........................................   16
    Asset-Based Insurance Charge............................   16
    Surrender Charge........................................   16
    Contract Fee............................................   17
    Transfer Fee............................................   17
    Rider Charges...........................................   17
    Premium Taxes...........................................   17
    Redemption Fee..........................................   17
    Fund Expenses...........................................   17
    Current/Maximum Fees and Charges........................   17
  Right to Review ("Free Look").............................   17
  Replacement of Contracts..................................   17
MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE
  ACCOUNT...................................................   18
  Merrill Lynch Life Insurance Company......................   18
  The Separate Account......................................   18
  Segregation of Separate Account Assets....................   18
  Number of Subaccounts; Subaccount Investments.............   19


INVESTMENTS OF THE SEPARATE ACCOUNT.........................   19
  General Information and Investment Risks..................   19
  The Funds.................................................   19
    AIM Variable Insurance Funds............................   19
       AIM V.I. Basic Value Fund............................   19
       AIM V.I. Mid Cap Core Equity Fund....................   20
    AllianceBernstein Variable Products Series Fund, Inc....   20
       AllianceBernstein VPS International Value
       Portfolio............................................   20
       AllianceBernstein VPS Small/Mid Cap Value
       Portfolio............................................   20
       AllianceBernstein VPS Value Portfolio................   20
    American Century Variable Portfolios, Inc. .............   20
       VP Ultra(R) Fund.....................................   20
    American Funds Insurance Series.........................   20
       Asset Allocation Fund................................   20
       Bond Fund............................................   20
       Growth Fund..........................................   20
       Growth-Income Fund...................................   20
       International Fund...................................   21
    BlackRock Variable Series Funds, Inc....................   21
       BlackRock Basic Value V.I. Fund......................   21
       BlackRock Bond V.I. Fund.............................   21
       BlackRock Fundamental Growth V.I. Fund...............   21
       BlackRock Global Allocation V.I. Fund................   21
       BlackRock Government Income V.I. Fund................   21
       BlackRock High Income V.I. Fund......................   21
       BlackRock International Value V.I. Fund..............   22
       BlackRock Large Cap Core V.I. Fund...................   22
       BlackRock Large Cap Growth V.I. Fund.................   22
       BlackRock Large Cap Value V.I. Fund..................   22
       BlackRock Money Market V.I. Fund.....................   22
       BlackRock S&P 500 Index V.I. Fund....................   22
       BlackRock Value Opportunities V.I. Fund..............   22
    Cohen & Steers VIF Realty Fund, Inc.....................   22
    Davis Variable Account Fund, Inc........................   22
       Davis Value Portfolio................................   22
    Dreyfus Variable Investment Fund........................   23
       Dreyfus VIF Appreciation Portfolio...................   23
    Eaton Vance Variable Trust..............................   23
       Eaton Vance VT Floating-Rate Income Fund.............   23
       Eaton Vance VT Large-Cap Value Fund..................   23
    Federated Insurance Series..............................   23
       Federated Capital Appreciation Fund II...............   23
       Federated Kaufmann Fund II...........................   23
    Franklin Templeton Variable Insurance Products Trust....   23
       Templeton Foreign Securities Fund....................   23
       Templeton Growth Securities Fund.....................   23
    Janus Aspen Series......................................   23
       Janus Aspen Forty....................................   23
       Janus Aspen Mid Cap Growth...........................   23
    MLIG Variable Insurance Trust...........................   24
       Roszel/Allianz CCM Capital Appreciation Portfolio....   24
       Roszel/Allianz NFJ Small Cap Value Portfolio.........   24
       Roszel/Delaware Trend Portfolio......................   24
       Roszel/JPMorgan Multi-Cap Market Neutral Portfolio...   24
       Roszel/JPMorgan Small Cap Growth Portfolio...........   24
       Roszel/Lord Abbett Affiliated Portfolio..............   24
       Roszel/Lord Abbett Bond Debenture Portfolio..........   24
       Roszel/Mid Cap Value Portfolio.......................   24
       Roszel/Marsico Large Cap Growth Portfolio............   24
       Roszel/Seligman Mid Cap Growth Portfolio.............   24


    Oppenheimer Variable Account Funds......................   25
       Oppenheimer Capital Appreciation Fund/VA.............   25
       Oppenheimer Main Street Fund(R)/VA...................   25
       Oppenheimer Main Street Small Cap Fund(R)/VA.........   25
    PIMCO Variable Insurance Trust..........................   25
       PIMCO CommodityRealReturn Strategy Portfolio.........   25
       PIMCO Low Duration Portfolio.........................   25
       PIMCO Real Return Portfolio..........................   25
       PIMCO Total Return Portfolio.........................   25
    Pioneer Variable Contracts Trust........................   25
       Pioneer Emerging Markets VCT Portfolio...............   25
       Pioneer Fund VCT Portfolio...........................   25
       Pioneer High Yield VCT Portfolio.....................   26
       Pioneer Small Cap Value VCT Portfolio................   26
    Premier VIT.............................................   26
       NFJ Dividend Value Portfolio.........................   26
       OpCap Renaissance Portfolio..........................   26
    Van Kampen Life Investment Trust........................   26
       Comstock Portfolio...................................   26
    Wanger Advisors Trust...................................   26
       International Small Cap..............................   26
       U.S. Smaller Companies...............................   26
  Certain Payments We Receive With Regard to the Funds......   26
  Selection of Underlying Funds.............................   28
  Other Share Classes and Portfolios........................   28
  Purchases and Redemptions of Fund Shares; Reinvestment....   28
  Substitution of Investments...............................   28
FEATURES AND BENEFITS OF THE CONTRACT.......................   29
  Ownership of the Contract.................................   29
  Issuing the Contract......................................   30
    Issue Age...............................................   30
    Information We Need To Issue The Contract...............   30
  Right to Review ("Free Look").............................   30
  Classes...................................................   31
  Bonus Payment and Recapture...............................   31
  Premiums..................................................   34
    Minimum and Maximum Premiums............................   34
    How to Make Payments....................................   34
    Automatic Investment Feature............................   34
    Premium Investments.....................................   34
  Accumulation Units........................................   35
  How Are My Contract Transactions Priced?..................   35
  How Do We Determine The Number of Units?..................   35
  Transfers Among Subaccounts...............................   36
    General.................................................   36
    Disruptive Trading......................................   36
  Dollar Cost Averaging Program.............................   38
    What Is It?.............................................   38
    Participating in the DCA Program........................   38
    Minimum Amounts.........................................   38
    When Do We Make DCA Transfers?..........................   38
  Asset Allocation Program..................................   39
    General.................................................   39
    Asset Allocation Models.................................   39
    Changes to the Composition of Asset Allocation Models...   39
    Initial Allocation to the Selected Asset Allocation
      Model.................................................   40
    Quarterly Rebalancing...................................   40
    Allocation of Future Premiums...........................   40
    Other Information.......................................   40
  Rebalancing Program.......................................   41
  Partial Withdrawals.......................................   42
    When and How Partial Withdrawals are Made...............   42


    Minimum Amounts.........................................   43
    Systematic Withdrawal Program...........................   43
  Surrenders................................................   43
  Death of Annuitant Prior to Annuity Date..................   44
  Death Benefit.............................................   44
    Standard Death Benefit..................................   44
    GMDB Options............................................   44
       GMDB Base - Return of Premium (Standard).............   45
       GMDB Base - Return of Premium (GMIB Version).........   45
       GMDB Base - Return of Premium (GMWB Version).........   46
       GMDB Base - Maximum Anniversary Value................   46
       GMDB Base - Greater of Maximum Anniversary Value and
       Roll-Up..............................................   47
       GMDB Base - Roll-Up..................................   47
    Change of Owner.........................................   48
    GMDB Limitation.........................................   49
    GMDB Charge.............................................   49
  Additional Death Benefit..................................   49
    ADB Limitation..........................................   50
    Change of Owner.........................................   50
    ADB Charge..............................................   50
  Payment of Death Benefit..................................   50
  Spousal Beneficiary Continuation Option...................   51
  Payments to Contract Owners...............................   52
  Contract Changes..........................................   52
  Annuity Payments..........................................   52
    Evidence of Survival....................................   53
    Gender-Based Annuity Purchase Rates.....................   53
    Misstatement of Age or Sex..............................   53
  Annuity Options...........................................   53
    Death of Owner During the Annuity Period................   53
    Death of Annuitant During the Annuity Period............   54
  How We Determine Present Value of Future Guaranteed
    Annuity Payments........................................   54
  Guaranteed Minimum Income Benefit Riders..................   55
  Guaranteed Minimum Income Benefit.........................   55
    General.................................................   55
       Important Information about the GMIB Rider...........   56
    How We Determine the Amount of Your Minimum Guaranteed
      Income................................................   56
    GMIB Base...............................................   56
    GMIB MAV Base...........................................   56
    GMIB Roll-Up Base.......................................   57
    GMIB Limitations........................................   58
    Allocation Guidelines and Restrictions..................   58
    Conditions for Electing to Receive Income Payments......   59
    Available Annuity Options...............................   59
    Change of Annuitant.....................................   59
    GMIB Charge.............................................   59
  Guaranteed Minimum Income Benefit EXTRA...................   59
    General.................................................   59
    Important Information About the GMIB EXTRA Rider........   60
    How We Determine The Amount of Your Minimum Guaranteed
      Income................................................   60
    GMIB EXTRA Base.........................................   61
    GMIB EXTRA MAV Base.....................................   61
    GMIB EXTRA Roll-Up Base.................................   61
    Allocation Guidelines and Restrictions..................   62
    Rebalancing Program.....................................   62
    Important Mechanics of the Rebalancing Program..........   63
    Asset Allocation Program................................   63
    Optional Reset..........................................   63

    Conditions For Electing to Receive Income Payments.......................................................         63
    Available Annuity Options................................................................................         64
    Change of Annuitant......................................................................................         64
    Change of Owner/Annuitant................................................................................         64
    No Lapse Guarantee.......................................................................................         64
    GMIB EXTRA Charge........................................................................................         65
  Guaranteed Minimum Withdrawal Benefit......................................................................         65
    General..................................................................................................         65
    What is the GMWB?........................................................................................         66
       Important Information About the GMWB Rider............................................................         66
    How Do I Elect the GMWB Rider?...........................................................................         66
    When May I Take Withdrawals?.............................................................................         66
    What is the Guaranteed Lifetime Amount?..................................................................         67
    What if I Withdraw Less Than the Guaranteed Lifetime Amount Each Year?...................................         68
    What if I Withdraw More Than the Guaranteed Lifetime Amount in a Contract Year?..........................         68
    What is the GMWB Base?...................................................................................         68
    When and How is the GMWB Base Calculated?................................................................         69
       Adjusted Excess Withdrawal............................................................................         70
    Automatic Step-Up........................................................................................         70
    Are Surrender Charges Applicable to Excess Withdrawals?..................................................         71
    Is a Minimum Surrender Value Required After a Partial Withdrawal?........................................         71
    May I Cancel the GMWB Rider?.............................................................................         71
    When Will the GMWB Rider Terminate?......................................................................         71
    What if My Account Value Reaches Zero?...................................................................         71
       How GMWB Settlement Works.............................................................................         72
    Allocation Guidelines and Restrictions...................................................................         72
    Rebalancing Program......................................................................................         72
    Asset Allocation Program.................................................................................         73
    Change of Owner/Annuitant................................................................................         73
    Spousal Continuation.....................................................................................         74
    In the Event of Divorce..................................................................................         75
    Benefit Available on Maturity Date.......................................................................         75
    GMWB Charge..............................................................................................         76
  Inactive Contract..........................................................................................         76
CHARGES, DEDUCTIONS, AND CREDITS.............................................................................         76
  Asset-Based Insurance Charge...............................................................................         76
  Surrender Charge...........................................................................................         77
    When Imposed.............................................................................................         77
  How The Surrender Charge Works.............................................................................         78
    How Deducted.............................................................................................         78
  Pro Rata Deductions........................................................................................         78
  Contract Fee...............................................................................................         78
  Transfer Fee...............................................................................................         78
  GMDB Charge................................................................................................         79
  ADB Charge.................................................................................................         79
  GMIB Charge................................................................................................         79
  GMWB Charge................................................................................................         80
  Other Charges..............................................................................................         80
    Redemption Fee...........................................................................................         80
    Tax Charges..............................................................................................         80
    Fund Expenses............................................................................................         80
    Changes in Contract Charges or Fees......................................................................         80
    Premium Taxes............................................................................................         81
  Contract Credits...........................................................................................         81
FEDERAL INCOME TAXES.........................................................................................         81
  Tax Status of the Contract.................................................................................         81
    Diversification Requirements.............................................................................         81
    Owner Control............................................................................................         81
    Required Distributions...................................................................................         82
  Taxation of Annuities......................................................................................         82
    In General...............................................................................................         82


    Annuity Payments........................................   82
    Withdrawals and Surrenders..............................   82
    Taxation of Death Benefit Proceeds......................   83
    Penalty Tax on Some Withdrawals.........................   83
    Transfers, Assignments, or Exchanges of a Contract......   83
  Withholding...............................................   83
  Multiple Contracts........................................   83
  Federal Estate Taxes......................................   83
  Generation-Skipping Transfer Tax..........................   84
  Annuity Purchases by Nonresident Aliens and Foreign
    Corporations............................................   84
  Optional Benefit Riders...................................   84
  Possible Changes In Taxation..............................   84
  Possible Charge For Our Taxes.............................   84
  Foreign Tax Credits.......................................   84
PERFORMANCE INFORMATION.....................................   85
OTHER INFORMATION...........................................   86
  Notices and Elections.....................................   86
  Voting Rights.............................................   86
  Reports to Contract Owners................................   87
  Material Conflicts........................................   87
  Changes to the Separate Account...........................   87
  Selling the Contract......................................   88
  State Regulation..........................................   89
  Legal Proceedings.........................................   89
  Experts...................................................   89
  Legal Matters.............................................   89
  Registration Statements...................................   89
ACCUMULATION UNIT VALUES....................................   90
TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL
  INFORMATION...............................................  106
APPENDIX A - Example of Bonus Payment and Recapture.........  107
APPENDIX B - Example of Maximum Anniversary Value GMDB......  108
APPENDIX C - Example of Greater of Maximum Anniversary Value
  GMDB and Roll-Up GMDB.....................................  109
APPENDIX D - Example of ADB.................................  110
APPENDIX E - Example of GMIB and GMIB EXTRA Riders..........  111
APPENDIX F - Example of GMWB................................  112
APPENDIX G - GMIB & GMWB Investment Categories..............  113
APPENDIX H - GMWB Tax Examples..............................  114
APPENDIX I - State Contract Availability and/or Variations
  of Certain Features and Benefits..........................  115
APPENDIX J - Differences Between GMIB & GMIB EXTRA..........  116
APPENDIX K - Differences Between Single Life GMWB and the
  Joint Life GMWB...........................................  117
APPENDIX L - GMWB Variations Depending on Date of Contract
  Purchase..................................................  118

DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

- ACCOUNT VALUE: The sum of the values of your interests in the subaccounts of the Separate Account as of the end of a valuation period.

- ACCUMULATION UNIT: A unit of measure used to determine the value of your interest in a subaccount during the accumulation period. There will be Class-distinct accumulation units for each subaccount.

- ACCUMULATION UNIT VALUE: The value of an accumulation unit during a valuation period. Class-distinct accumulation unit values are determined for each subaccount as of the close of trading (generally 4:00 p.m.(ET)) on each day the New York Stock Exchange is open.

- ANNUITANT: Any natural person(s) on whose life annuity payments are based. During the accumulation period, all references to the annuitant shall include any joint annuitants.


- ANNUITY DATE: The date on which you choose to begin receiving annuity payments. The annuity date must occur by the oldest annuitant's 95th birthday.


- ANNUITY VALUE: The amount which will be applied to an annuity option on the annuity date. It is the account value on the annuity date reduced by any charges for premium taxes and any other charges deducted on the annuity date.

- BENEFICIARY(IES): The person(s) or entity(ies) designated by you to receive payment of the death benefit provided under the Contract.

-  CONTRACT ANNIVERSARY: An anniversary of the contract date.

- CONTRACT DATE: The effective date of the Contract. This is usually the business day we receive your initial premium at our Service Center.


- CONTRACT VALUE: The total value of your interest in the Contract as of the end of the valuation period. It equals the account value less any bonus amounts subject to recapture (for XC Class Contracts), less uncollected charges.


- CONTRACT YEAR: A one year period starting on the contract date and on each contract anniversary thereafter.

- INDIVIDUAL RETIREMENT ACCOUNT OR ANNUITY ("IRA"): A retirement arrangement meeting the requirements of Section 408 or 408A of the Internal Revenue Code ("IRC").

-  MATURITY DATE: The latest possible annuity date.

- MONTHAVERSARY: The contract date and the same calendar day of each successive month during the accumulation period. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent month, the monthaversary will be the last day of that month.

- NET INVESTMENT FACTOR: An index used to measure the investment performance of a subaccount from one valuation period to the next valuation period. There will be a Class-distinct net investment factor for each subaccount.

- NONQUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement other than a qualified contract or arrangement described in the IRC.

- QUALIFIED CONTRACT: A Contract issued in connection with a retirement arrangement described under Section 401(a), 403(b), 408, or 408A of the IRC.

- QUARTERVERSARY: The same calendar day of each successive three month period during the accumulation period, beginning with the contract date. If the contract date falls on the 29(th), 30(th), or 31(st) and there is no corresponding date in a subsequent third month, the quarterversary will be the last day of that third month.


- SURRENDER VALUE: The amount available upon surrender of the Contract. It is equal to the contract value reduced by any charges which apply upon surrender, including the surrender charge, and any bonus amounts which are recaptured upon surrender and increased by any credits, which are added upon surrender.


- TAX SHELTERED ANNUITY: A Contract issued in connection with a retirement arrangement that receives favorable tax status under Section 403(b) of the IRC.

- VALUATION PERIOD: The interval from one determination of the accumulation unit value for a subaccount to the next such determination.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer account value between the subaccounts. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

 Sales Load Imposed on Premiums                                    None
 Surrender Charge



   COMPLETE YEARS ELAPSED SINCE
     PAYMENT OF EACH PREMIUM             AS A % OF PREMIUM WITHDRAWN
                                    B CLASS   L CLASS   C CLASS  XC CLASS
             0 years                  7.0%      6.0%     2.0%      8.0%
              1 year                  6.0%      5.0%     0.0%      8.0%
             2 years                  5.0%      4.0%     0.0%      7.0%
             3 years                  4.0%      3.0%     0.0%      7.0%
             4 years                  3.0%      0.0%     0.0%      6.0%
             5 years                  2.0%      0.0%     0.0%      6.0%
             6 years                  1.0%      0.0%     0.0%      5.0%
             7 years                  0.0%      0.0%     0.0%      4.0%
             8 years                  0.0%      0.0%     0.0%      3.0%
             9 years                  0.0%      0.0%     0.0%      0.0%
                                                        CURRENT  MAXIMUM
                                                        -------  --------
 Transfer Fee(1)                                          $25      $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses. This table also includes the charges you will pay if you add optional riders to your Contract.

-------------------------------
(1) There is no charge for the first 12 transfers in a contract year.

PERIODIC CHARGES OTHER THAN FUND EXPENSES


SEPARATE ACCOUNT ANNUAL EXPENSES (AS A
PERCENTAGE OF AVERAGE DAILY NET ASSETS IN THE
SUBACCOUNTS)(2)                                     B CLASS   L CLASS   C CLASS   XC CLASS
     Maximum Asset-Based Insurance Charge            2.00%     2.00%     2.00%      2.00%
     Current Asset-Based Insurance Charge for all
     subaccounts other than those noted below        1.25%     1.45%     1.60%      1.65%
     Current Asset-Based Insurance Charge for the
     Pioneer High Yield VCT and Pioneer Small Cap
     Value VCT Subaccounts                           1.20%     1.40%     1.55%      1.60%
     Current Asset-Based Insurance Charge for the
     Cohen & Steers VIF Realty, Dreyfus VIF
     Appreciation, Eaton Vance VT Floating-Rate
     Income, Eaton Vance VT Large Cap Value, Janus
     Aspen Forty, Janus Aspen Mid Cap Growth,
     Templeton Foreign Securities, Templeton
     Growth Securities, Oppenheimer Capital
     Appreciation, Oppenheimer Main Street,
     Oppenheimer Main Street Small Cap, Pioneer
     Fund VCT, and Pioneer Emerging Markets VCT
     Subaccounts                                     1.15%     1.35%     1.50%      1.55%
     Current Asset-Based Insurance Charge for the
     American Funds Asset Allocation, Bond,
     Growth, Growth-Income, and International
     Subaccounts                                     1.40%     1.60%     1.75%      1.80%



                                                                  CURRENT            MAXIMUM
OTHER CHARGES
     Annual Contract Fee(3)                                          $50                $75
ANNUAL CHARGE FOR OPTIONAL RIDERS(4)
     Return of Premium GMDB (standard)(5)                           0.15%              0.40%
     Return of Premium GMDB (GMWB version)(6)                       0.15%              0.40%
     Return of Premium GMDB (GMIB version)(7)                       0.15%              0.40%
     Maximum Anniversary Value GMDB(5)                              0.25%              0.65%
     Roll-Up GMDB(5)                                                0.50%              1.00%
     Greater of Maximum Anniversary Value and Roll-Up
       GMDB(5)                                                      0.55%              1.20%
     ADB(8)                                                         0.25%              0.50%
     GMIB(9)                                                        0.50%              0.90%
     GMIB EXTRA(10)                                                 0.65%              1.20%
     GMWB Single Life(11)                                           0.60%              1.25%
     GMWB Joint Life(11)                                            0.75%              1.50%


(2) To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust this charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%.

(3) The contract fee will be assessed annually on each contract anniversary and upon surrender or annuitization only if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

(4) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.


(5) The GMDB Base is generally the minimum value that would be paid under the applicable Guaranteed Minimum Death Benefit ("GMDB"). For more information, see "Death Benefit."

(6) The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMWB version) is available only if you elect a GMWB option (provided you purchased your Contract on or after January 12, 2007). For more information, see "Death Benefit."



(7) The GMDB Base is generally the minimum value that would be paid under this GMDB. The Return of Premium GMDB (GMIB version) is available only if you elect the GMIB EXTRA rider. For more information, see "Death Benefit."



(8) The ADB Base is the account value. For more information, see "Additional Death Benefit."



(9) The GMIB Base is the amount used to calculate the monthly income payable under the Guaranteed Minimum Income Benefit ("GMIB"). For more information, see "Guaranteed Minimum Income Benefit."



(10) The GMIB EXTRA Base is the amount used to calculate the monthly income payable when the Contract annuitizes under the GMIB EXTRA. For more information, see "Guaranteed Minimum Income Benefit EXTRA."



(11) The GMWB Base is the amount used to calculate the Guaranteed Lifetime Amount under the Guaranteed Minimum Withdrawal Benefit ("GMWB"). The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. For more information, see "Guaranteed Minimum Withdrawal Benefit."



The next table shows the Fund fees and expenses that you may pay periodically during the time that you own the Contract. The table shows the minimum and maximum total operating expenses of the Fund for the fiscal year ended December 31, 2006, before and after any contractual waivers and expense reimbursements. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



RANGE OF EXPENSES FOR THE FUNDS(12)                             MINIMUM        MAXIMUM
TOTAL ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, shareholder service fees, and other
  expenses)(13)                                                  0.40%          2.84%
NET ANNUAL FUND OPERATING EXPENSES (total of all expenses
  that are deducted from Fund assets, including management
  fees, 12b-1 fees, shareholder service fees, and other
  expenses - after any contractual waivers or reimbursements
  of fees and expenses)(13,14)                                   0.40%          2.84%


-------------------------------


(12) The Fund expenses used to prepare this table were provided to us by the Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2006 or estimated for the current year. Current or future expenses may be greater or less than those shown. The investment adviser for certain Funds may voluntarily reimburse or waive Fund expenses. For more information about these arrangements, consult the prospectuses for the Funds.



(13) The maximum expenses shown are for the Cohen & Steers VIF Realty Fund. Through December 31, 2007, the Fund's adviser has contractually agreed to waive its fee and reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.50% of the Fund's net assets.



(14) The range of Net Annual Fund Operating Expenses takes into account contractual arrangements for certain Funds that require the investment adviser to reimburse or waive fund expenses above a specified threshold until at least April 30, 2008. For more information about these arrangements, consult the prospectuses for the Funds.



The following table lists the annual expenses for each Fund after contractual waivers and reimbursements for the most recently ended fiscal year, as a percentage of each Fund's average net assets.


                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                                    --------------------------------------------------
                                                               BLACKROCK    BLACKROCK
                                     BLACKROCK    BLACKROCK      MONEY     FUNDAMENTAL
                                    BASIC VALUE   BOND V.I.     MARKET     GROWTH V.I.
                                     V.I. FUND       FUND      V.I. FUND      FUND
                                     (CLASS I      (CLASS I    (CLASS I     (CLASS I
ANNUAL EXPENSES                       SHARES)     SHARES)(2)    SHARES)      SHARES)
---------------                     -----------   ----------   ---------   -----------
Investment Advisory Fees..........     0.60%         0.46%       0.50%        0.65%
12b-1 Fees........................       --            --          --           --
Other Expenses....................     0.07%         0.09%       0.08%        0.10%
                                       ----          ----        ----         ----
Acquired Fund Fees and Expenses...     0.01%           --          --         0.01%
Total Annual Operating Expenses...     0.68%(1)      0.55%(1)    0.58%        0.76%(1)
Expense Reimbursements............       --            --          --           --
                                       ----          ----        ----         ----
Net Expenses......................     0.68%(1)      0.55%(1)    0.58%        0.76%(1)

                                          BLACKROCK VARIABLE SERIES FUNDS, INC.
                                    --------------------------------------------------
                                    BLACKROCK     BLACKROCK    BLACKROCK    BLACKROCK
                                      GLOBAL     GOVERNMENT       HIGH       S&P 500
                                    ALLOCATION   INCOME V.I.     INCOME     INDEX V.I.
                                    V.I. FUND       FUND       V.I. FUND       FUND
                                     (CLASS I     (CLASS I      (CLASS I     (CLASS I
ANNUAL EXPENSES                      SHARES)     SHARES)(2)    SHARES)(2)   SHARES)(2)
---------------                     ----------   -----------   ----------   ----------
Investment Advisory Fees..........     0.65%        0.50%         0.51%        0.30%
12b-1 Fees........................       --           --            --           --
Other Expenses....................     0.14%        0.08%         0.09%        0.10%
                                       ----         ----          ----         ----
Acquired Fund Fees and Expenses...     0.01%          --            --           --
Total Annual Operating Expenses...     0.80%(1)     0.58%(1)      0.60%(1)     0.40%(1)
Expense Reimbursements............       --           --            --           --
                                       ----         ----          ----         ----
Net Expenses......................     0.80%(1)     0.58%(1)      0.60%(1)     0.40%(1)

                                               BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                                    -----------------------------------------------------------------------
                                                       BLACKROCK   BLACKROCK   BLACKROCK        BLACKROCK
                                       BLACKROCK       LARGE CAP   LARGE CAP   LARGE CAP          VALUE
                                     INTERNATIONAL       CORE       GROWTH       VALUE        OPPORTUNITIES
                                    VALUE V.I. FUND    V.I. FUND   V.I. FUND   V.I. FUND        V.I. FUND
                                        (CLASS I       (CLASS I    (CLASS I     (CLASS I        (CLASS I
ANNUAL EXPENSES                        SHARES)(2)       SHARES)     SHARES)    SHARES)(2)        SHARES)
---------------                     ----------------   ---------   ---------   ----------     -------------
Investment Advisory Fees..........        0.75%          0.46%       0.65%        0.75%(3)        0.75%
12b-1 Fees........................          --             --          --           --              --
Other Expenses....................        0.12%          0.07%       0.11%        0.09%           0.09%
                                          ----           ----        ----         ----            ----
Acquired Fund Fees and Expenses...          --           0.01%       0.01%          --            0.03%
Total Annual Operating Expenses...        0.87%(1)       0.54%(1)    0.77%(1)     0.84%(1,3)      0.87%(1)
Expense Reimbursements............          --             --          --           --              --
                                          ----           ----        ----         ----            ----
Net Expenses......................        0.87%(1)       0.54%(1)    0.77%(1)     0.84%(1,3)      0.87%(1)



                                                       MLIG VARIABLE INSURANCE TRUST(4)
                                    ----------------------------------------------------------------------
                                                 ROSZEL/     ROSZEL/                  ROSZEL/     ROSZEL/
                                                JPMORGAN    JPMORGAN     ROSZEL/       LORD        LORD
                                     ROSZEL/      SMALL     MULTI-CAP      LORD       ABBETT      ABBETT
                                    DELAWARE       CAP       MARKET       ABBETT       BOND       MID CAP
                                      TREND      GROWTH      NEUTRAL    AFFILIATED   DEBENTURE     VALUE
ANNUAL EXPENSES                     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
---------------                     ---------   ---------   ---------   ----------   ---------   ---------
Investment Advisory Fees..........     0.85%       0.95%       1.50%       0.80%        0.80%       0.85%
12b-1 Fees........................       --          --          --          --           --          --
Other Expenses....................     0.43%       0.32%       0.89%       0.39%        0.72%       0.30%
                                      -----       -----       -----       -----        -----        ----
Acquired Fund Fees and Expenses...       --          --          --          --           --          --
Total Annual Operating Expenses...     1.28%       1.27%       2.39%       1.19%        1.52%       1.15%
Expense Reimbursements............    (0.13%)     (0.02%)     (0.54%)     (0.09%)      (0.42%)        --
                                      -----       -----       -----       -----        -----        ----
Net Expenses......................     1.15%       1.25%       1.85%       1.10%        1.10%       1.15%



                                            MLIG VARIABLE INSURANCE TRUST(4) (CONTINUED)
                                    -------------------------------------------------------------
                                     ROSZEL/      ROSZEL/
                                     MARSICO    ALLIANZ CCM
                                    LARGE CAP     CAPITAL      ROSZEL/ ALLIANZ   ROSZEL/ SELIGMAN
                                     GROWTH     APPRECIATION    NFJ SMALL CAP     MID CAP GROWTH
ANNUAL EXPENSES                     PORTFOLIO    PORTFOLIO     VALUE PORTFOLIO      PORTFOLIO
---------------                     ---------   ------------   ---------------   ----------------
Investment Advisory Fees..........     0.80%        0.80%            0.85%             0.85%
12b-1 Fees........................       --           --               --                --
Other Expenses....................     1.31%        0.28%            0.30%             0.34%
                                      -----         ----             ----             -----
Acquired Fund Fees and Expenses...       --           --               --                --
Total Annual Operating Expenses...     2.11%        1.08%            1.15%             1.19%
Expense Reimbursements............    (1.01%)         --               --             (0.04%)
                                      -----         ----             ----             -----
Net Expenses......................     1.10%        1.08%            1.15%             1.15%



                                          AIM VARIABLE
                                        INSURANCE FUNDS          ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                                    ------------------------   ---------------------------------------------------------
                                                   AIM V.I.    ALLIANCEBERNSTEIN                       ALLIANCEBERNSTEIN
                                                   MID CAP       VPS SMALL/MID     ALLIANCEBERNSTEIN          VPS
                                     AIM V.I.        CORE          CAP VALUE           VPS VALUE         INTERNATIONAL
                                    BASIC VALUE     EQUITY         PORTFOLIO           PORTFOLIO        VALUE PORTFOLIO
                                     (SERIES I    (SERIES I        (CLASS A            (CLASS A            (CLASS A
ANNUAL EXPENSES                     SHARES)(5)    SHARES)(6)        SHARES)             SHARES)             SHARES)
---------------                     -----------   ----------   -----------------   -----------------   -----------------
Investment Advisory Fees..........      0.72%        0.72%           0.75%               0.55%                0.75%
12b-1 Fees........................        --           --              --                  --                   --
Other Expenses....................      0.30%        0.32%           0.11%               0.14%                0.10%
Acquired Fund Fees and Expenses...        --         0.02%             --                  --                   --
                                       -----         ----            ----                ----                -----
Total Annual Operating Expenses...      1.02%        1.06%           0.86%               0.69%                0.85%
Expense Reimbursements............     (0.05%)         --              --                  --                   --
                                       -----         ----            ----                ----                -----
Net Expenses......................      0.97%        1.06%           0.86%               0.69%                0.85%

                                        AMERICAN
                                    CENTURY VARIABLE
                                    PORTFOLIOS, INC.
                                    ----------------

                                     VP ULTRA FUND
ANNUAL EXPENSES                     (CLASS I SHARES)
---------------                     ----------------
Investment Advisory Fees..........        1.00%
12b-1 Fees........................          --
Other Expenses....................        0.01%
Acquired Fund Fees and Expenses...          --
                                          ----
Total Annual Operating Expenses...        1.01%
Expense Reimbursements............          --
                                          ----
Net Expenses......................        1.01%

                                                                 AMERICAN FUNDS INSURANCE SERIES(7)
                                    --------------------------------------------------------------------------------------------
                                    ASSET ALLOCATION                                          GROWTH-INCOME      INTERNATIONAL
                                          FUND            BOND FUND         GROWTH FUND            FUND               FUND
ANNUAL EXPENSES                     (CLASS 2 SHARES)   (CLASS 2 SHARES)   (CLASS 2 SHARES)   (CLASS 2 SHARES)   (CLASS 2 SHARES)
---------------                     ----------------   ----------------   ----------------   ----------------   ----------------
Investment Advisory Fees..........        0.32%              0.41%              0.32%              0.27%              0.50%
12b-1 Fees........................        0.25%              0.25%              0.25%              0.25%              0.25%
Other Expenses....................        0.01%              0.01%              0.02%              0.01%              0.04%
Acquired Fund Fees and Expenses...          --                 --                 --                 --                 --
                                         -----              -----              -----              -----              -----
Total Annual Operating Expenses...        0.58%              0.67%              0.59%              0.53%              0.79%
Expense Reimbursements............          --                 --                 --                 --                 --
                                         -----              -----              -----              -----              -----
Net Expenses......................        0.58%              0.67%              0.59%              0.53%              0.79%

                                     COHEN &
                                    STEERS VIF
                                      REALTY
                                      FUND,
ANNUAL EXPENSES                      INC.(8)
---------------                     ----------
Investment Advisory Fees..........     0.85%
12b-1 Fees........................     0.25%
Other Expenses....................     1.74%
Acquired Fund Fees and Expenses...       --
                                      -----
Total Annual Operating Expenses...     2.84%
Expense Reimbursements............       --
                                      -----
Net Expenses......................     2.84%



                                      DAVIS        DREYFUS
                                     VARIABLE      VARIABLE
                                     ACCOUNT      INVESTMENT                                  FEDERATED INSURANCE SERIES
                                    FUND, INC.       FUND       EATON VANCE VARIABLE TRUST   ----------------------------
                                    ----------   ------------   --------------------------     FEDERATED
                                                 DREYFUS VIF       EATON                        CAPITAL        FEDERATED
                                                 APPRECIATION    VANCE VT        EATON        APPRECIATION     KAUFMANN
                                                  PORTFOLIO      FLOATING-      VANCE VT        FUND II         FUND II
                                      DAVIS        (SERVICE        RATE        LARGE-CAP        (PRIMARY       (PRIMARY
                                      VALUE         CLASS         INCOME         VALUE           CLASS           CLASS
ANNUAL EXPENSES                     PORTFOLIO      SHARES)         FUND         FUND(9)       SHARES)(10)     SHARES)(10)
---------------                     ----------   ------------   -----------   ------------   --------------   -----------
Investment Advisory Fees..........     0.75%         0.75%         0.575%         0.625%          0.85%          1.43%
12b-1 Fees........................       --          0.25%         0.250%         0.250%          0.25%          0.25%
Other Expenses....................     0.06%         0.07%         0.115%         0.165%          1.64%          0.80%
Acquired Fund Fees and Expenses...       --            --             --                            --             --
Shareholder Servicing Fees........       --            --          0.250%         0.250%            --             --
                                       ----          ----          -----          -----           ----           ----
Total Annual Operating Expenses...     0.81%         1.07%         1.190%         1.290%          2.74%          2.48%
Expense Reimbursements............       --            --             --             --             --             --
                                       ----          ----          -----          -----           ----           ----
Net Expenses......................     0.81%         1.07%         1.190%         1.290%          2.74%          2.48%



                                       FRANKLIN TEMPLETON
                                            VARIABLE
                                       INSURANCE PRODUCTS
                                              TRUST              JANUS ASPEN SERIES        OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                    -------------------------   ---------------------   ----------------------------------------
                                                                              JANUS     OPPENHEIMER                  OPPENHEIMER
                                     TEMPLETON     TEMPLETON      JANUS     ASPEN MID     CAPITAL      OPPENHEIMER   MAIN STREET
                                      FOREIGN       GROWTH        ASPEN        CAP      APPRECIATION   MAIN STREET    SMALL CAP
                                    SECURITIES    SECURITIES      FORTY      GROWTH       FUND/VA      FUND(R)/VA    FUND(R)/VA
                                       FUND          FUND       PORTFOLIO   PORTFOLIO     (SERVICE      (SERVICE      (SERVICE
                                     (CLASS 2      (CLASS 2     (SERVICE    (SERVICE       CLASS          CLASS         CLASS
ANNUAL EXPENSES                     SHARES)(11)   SHARES)(12)    CLASS)      CLASS)     SHARES)(13)    SHARES)(14)   SHARES)(15)
---------------                     -----------   -----------   ---------   ---------   ------------   -----------   -----------
Investment Advisory Fees..........     0.63%         0.74%        0.64%       0.64%         0.64%         0.64%         0.72%
12b-1 Fees........................     0.25%         0.25%        0.25%       0.25%         0.25%         0.25%         0.25%
Other Expenses....................     0.15%         0.04%        0.06%       0.06%         0.03%         0.02%         0.03%
Acquired Fund Fees and Expenses...     0.03%           --           --          --            --            --
                                       ----          ----         ----        ----          ----          ----          ----
Total Annual Operating Expenses...     1.06%         1.03%        0.95%       0.95%         0.92%         0.91%         1.00%
Expense Reimbursements............     0.03%           --           --          --            --            --            --
                                       ----          ----         ----        ----          ----          ----          ----
Net Expenses......................     1.03%         1.03%        0.95%       0.95%         0.92%         0.91%         1.00%



                                                             PIONEER VARIABLE CONTRACTS TRUST
                                    -----------------------------------------------------------------------------------
                                                                                                           PIONEER
                                                                 PIONEER              PIONEER             EMERGING
                                      PIONEER FUND VCT       HIGH YIELD VCT     SMALL CAP VALUE VCT      MARKETS VCT
                                          PORTFOLIO             PORTFOLIO            PORTFOLIO            PORTFOLIO
ANNUAL EXPENSES                     (CLASS II SHARES)(16)   (CLASS II SHARES)    (CLASS II SHARES)    (CLASS II SHARES)
---------------                     ---------------------   -----------------   -------------------   -----------------
Investment Advisory Fees..........           0.65%                0.65%                0.75%                1.15%
12b-1 Fees........................           0.25%                0.25%                0.25%                0.25%
Other Expenses....................           0.05%                0.09%                0.21%                0.35%
Acquired Fund Fees and Expenses...             --                   --                 0.12%                  --
                                             ----                 ----                 ----                 ----
Total Annual Operating Expenses...           0.95%                0.99%                1.33%                1.75%
Expense Reimbursements............             --                   --                   --                   --
                                             ----                 ----                 ----                 ----
Net Expenses......................           0.95%                0.99%                1.33%                1.75%

                                                                                                                             VAN
                                                                                                                            KAMPEN
                                                                                                                             LIFE
                                                                                                                          INVESTMENT
                                               PIMCO VARIABLE INSURANCE TRUST                      PREMIER VIT              TRUST
                                      ------------------------------------------------    -----------------------------   ----------
                                        PIMCO
                                      COMMODITY
                                        REAL-        PIMCO        PIMCO        PIMCO
                                       RETURN         LOW         REAL         TOTAL
                                      STRATEGY     DURATION      RETURN       RETURN
                                      PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                      (ADMINIS-    (ADMINIS-    (ADMINIS-    (ADMINIS-                         NFJ         COMSTOCK
                                       TRATIVE      TRATIVE      TRATIVE      TRATIVE         OPCAP         DIVIDEND      PORTFOLIO
                                        CLASS        CLASS        CLASS        CLASS       RENAISSANCE        VALUE        (CLASS I
ANNUAL EXPENSES                        SHARES)      SHARES)      SHARES)      SHARES)     PORTFOLIO(20)   PORTFOLIO(21)    SHARES)
---------------                       ---------    ---------    ---------    ---------    -------------   -------------   ----------
Investment Advisory Fees..........       0.49%       0.25%        0.25%        0.25%           0.80%          0.80%          0.56%
Service Fees......................       0.25%       0.15%        0.15%        0.15%             --             --             --
12b-1 Fees........................         --          --           --           --                             --             --
Other Expenses....................       0.25%(17)   0.25%(17)    0.25%(17)    0.25%(17)       0.29%          1.36%          0.03
Acquired Fund Fees and Expenses...       0.03%(18)     --           --           --              --             --             --
                                        -----        ----         ----         ----           -----           ----           ----
Total Annual Operating Expenses...       1.02%       0.65%        0.65%        0.65%           1.09%          2.16%          0.59%
Expense Reimbursements............      (0.03)%(19)     --          --           --           (0.07)%         1.03%            --
                                        -----        ----         ----         ----           -----           ----           ----
Net Expenses......................       0.99%       0.65%        0.65%        0.65%           1.02%          1.13%          0.59%



                                      WAGNER ADVISORS TRUST
                                    -------------------------
                                      U.S.
                                     SMALLER    INTERNATIONAL
ANNUAL EXPENSES                     COMPANIES     SMALL CAP
---------------                     ---------   -------------
Investment Advisory Fees..........    0.90%         0.91%
12b-1 Fees........................      --            --
Other Expenses....................    0.05%         0.10%
Acquired Fund Fees and Expenses...      --            --
                                      ----          ----
Total Annual Operating Expenses...    0.95%         1.01%
Expense Reimbursements............                    --
                                      ----          ----
Net Expenses......................    0.95%         1.01%


---------------


 (1) Where applicable, the Total Annual Operating Expenses of the Fund do not correlate to the ratio of expenses to average net assets shown in the most recent annual report, which does not include Acquired Fund Fees and Expenses.



 (2) Other Expenses include Acquired Fund Fees and Expenses, which are less than 0.01%.



 (3) For the period September 29, 2006 to October 27, 2006, a different and lower Investment Advisory Fee rate schedule was in effect for the Fund. The fees and expenses have been adjusted to reflect the current Investment Advisory Fee rate.



 (4) MLIG Variable Insurance Trust has entered into an expense limitation agreement with Roszel Advisors whereby Roszel Advisors agrees to reimburse each Fund to the extent total operating expenses (excluding interest, taxes, brokerage commissions, expenses in the form of fees paid to the MLIG Variable Insurance Trust service providers by brokers in connection with directed brokerage arrangements, other expenditures that are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of each Fund's business) exceed certain limits. The expense limitation agreement is effective through April 30, 2008, and is expected to continue from year to year, provided the continuance is approved by the MLIG Variable Insurance Trust's Board of Trustees.



 (5) Through December 31, 2009, the Fund's investment adviser has contractually agreed to waive a portion of its Investment Advisory Fees to the extent necessary so that the Investment Advisory Fees payable by the Fund do not exceed a specified maximum Investment Advisory Fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. The Fund's maximum annual advisory fee rate ranges from 0.695% (or average net assets up to $250 million) to 0.52% (for average net assets over $10 billion). The Fund's investment adviser has contractually agreed to waive the Investment Advisory Fees and/or reimburse expenses of Series I shares to the extent necessary to limit the Total Annual Operating Expenses to 1.30% of average daily net assets. In determining the Fund's investment adviser's obligation to waive Investment Advisory Fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual

     Operating Expenses to exceed the numbers reflected above: (i) interest;
     (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense asset arrangement. The expense limitation agreement is in effect through April 30, 2008.



 (6) The Fund's investment adviser has contractually agreed to waive the Investment Advisory Fees and/or reimburse expenses of Series I shares to the extent necessary to limit the Total Annual Operating Expenses to 1.30% of average daily net assets. In determining the Fund's investment adviser's obligation to waive Investment Advisory Fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Total Annual Operating Expenses to exceed the numbers reflected above: (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary items; (v) expenses related to a merger or reorganization as approved by the Fund's Board of Trustees; and (vi) expenses that the Fund has incurred but did not actually pay because of an expense asset arrangement. The expense limitation agreement is in effect through April 30, 2008.



 (7) The Funds' investment adviser is voluntarily waiving a portion of the Investment Advisory Fees. Expense ratios shown do not reflect the waiver. After taking into account this waiver, the Net Expenses for the Asset Allocation Fund, Bond Fund, Growth Fund, Growth-Income Fund, and International Fund were 0.55%, 0.64%, 0.56%, 0.50% and 0.74%, respectively. Please see the financial highlights table in the Fund's prospectus or its annual report for details.



 (8) Through December 31, 2007, the Fund's investment adviser has contractually agreed to waive its fee and/or reimburse the Fund's expenses incurred to the extent necessary to maintain the Fund's operating expenses at 1.50% of the Fund's net assets.



 (9) Other Expenses are estimated.



(10) Although not contractually obligated to do so, the Fund's investment adviser, administrator, distributor and shareholder services provider waived and reimbursed certain amounts not shown in the above table. The Fund's investment adviser voluntarily waived the Investment Advisory Fee. The Fund's investment adviser can terminate this voluntary waiver at any time. The Federated Capital Appreciation Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.00% for the fiscal year ended December 31, 2006 and the Federated Kaufmann Fund II paid an Investment Advisory Fee (after the voluntary waiver) of 0.99% for the fiscal year ended December 31, 2006. The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the distribution (12b-1) fee for the Primary Shares during the fiscal year ending December 31, 2007. Shareholder services fees are included in Other Expenses. The Fund's Primary Shares did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2006. The Fund has no present intention of paying or accruing the shareholder services fee for the Primary Shares during the fiscal year ending December 31, 2007. The Fund's administrator voluntarily waived a portion of its fee and the adviser voluntarily reimbursed certain operating expenses of the Fund. The Fund's administrator and adviser can terminate this voluntary waiver and reimbursement at any time. Other Expenses paid by the Federated Capital Appreciation Fund II (after the voluntary waiver and reimbursement) were 1.15% for the fiscal year ended December 31, 2006 and Other Expenses paid by the Federated Kaufmann Fund II (after the voluntary waiver and reimbursement) were 0.51% for the fiscal year ended December 31, 2006.



(11) The investment adviser has agreed in advance to reduce its fee from assets invested by the Fund in Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Fund's board of trustees and an exemptive order of the Securities and Exchange Commission.



(12) The Fund administration fee is paid indirectly through the Investment Advisory Fees.



(13) The Other Expenses are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The investment adviser will waive fees and/or reimburse Fund expenses in an amount equal to the indirect Investment Advisory Fees incurred through the Fund's investment in Institutional Money Market Fund ("IMMF"). During the year ended December 31, 2006, the investment adviser waived $5,287 for IMMF Investment Advisory Fees. There was no change to Other Expenses and Total Annual Operating Expenses.



(14) The Other Expenses are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The investment adviser will waive fees and/or reimburse Fund expenses in an amount equal to the indirect Investment Advisory Fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the investment adviser waived $2,785 for IMMF Investment Advisory Fees. There was no change to Other Expenses and Total Annual Operating Expenses.



(15) The Other Expenses are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended December 31, 2006, the transfer agent fees did not exceed the expense limitation described above.



     The investment adviser will waive fees and/or reimburse Fund expenses in an amount equal to the indirect Investment Advisory Fees incurred through the Fund's investment in IMMF. During the year ended December 31, 2006, the investment adviser waived $1,600 for IMMF Investment Advisory Fees. There was no change to Other Expenses and Total Annual Operating Expenses.



(16) The expenses in the table above reflect the expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its Investment Advisory Fees and, if necessary, to limit other ordinary operating expenses to the extent required to reduce Class II expenses to 1.00% of the average daily net assets. There can be no assurance that Pioneer will extend the expense limitation beyond May 1, 2008. See the Fund's statement of additional information for details regarding the expense limitation agreement.



(17) "Other Expenses" reflect an administrative fee of 0.25%.



(18) The Fund has entered into a separate contract with PIMCO under which the Fund pays PIMCO a management and administration fee at the annual rates of 0.49% and 0.20%, respectively.



(19) PIMCO has contractually agreed to waive the Investment Advisory Fee and the administration fee it receives from the Fund in an amount equal to the Investment Advisory Fee and administration fee, respectively, paid to PIMCO by the Fund. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the Fund is in place.



(20) OpCap Advisors LLC has contractually agreed to reduce Total Annual Operating Expenses of the Fund to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Fund's average daily net assets. This reduction of annual Total Annual Operating Expenses is guaranteed by OpCap Advisors LLC through December 31, 2015. Net Expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.



(21) OpCap Advisors LLC has contractually agreed to reduce Total Annual Operating Expenses of the Fund to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Fund's average daily net assets. This reduction of Total Annual Operating Expenses is guaranteed by OpCap Advisors LLC through December 31, 2015. Net Expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.

                                    EXAMPLES



These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current Annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB Charge, the current ADB Charge, the current GMWB Joint Life Charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.



EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,218                $2,215                $3,213                $5,876
  (b)          $  974                $1,495                $2,033                $3,679


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $  595                $1,779                $2,958                $5,876
  (b)          $  332                $1,019                $1,737                $3,679


EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,148                $2,182                $3,046                $6,024
  (b)          $  902                $1,458                $1,837                $3,870


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $  615                $1,836                $3,046                $6,024
  (b)          $  353                $1,080                $1,837                $3,870


EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $807                 $1,878                $3,112                $6,133
  (b)           $551                 $1,125                $1,911                $4,010

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $630                 $1,878                $3,112                $6,133
  (b)           $368                 $1,125                $1,911                $4,010


EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,853                $2,728                $3,773                $6,397
  (b)          $1,601                $2,003                $2,604                $4,206


(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:


               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $657                 $1,960                $3,248                $6,387
  (b)           $384                 $1,177                $2,004                $4,206


EXAMPLE 4, ABOVE, TAKES INTO ACCOUNT ANY BONUS AMOUNTS THAT ARE SUBJECT TO RECAPTURE. THE CIRCUMSTANCES UNDER WHICH BONUS CREDITS ARE RECAPTURED ARE DISCUSSED LATER IN THIS PROSPECTUS.


The Examples reflect the $50 contract fee as 0.02%, based on our current estimates of anticipated Contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.


THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

CONDENSED FINANCIAL INFORMATION containing the accumulation unit value history appears at the end of this Prospectus.

CAPSULE SUMMARY OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This summary provides only a brief overview of the more important features of the Contract. You may obtain more detailed information about the Contract later in this Prospectus and in the Statement of Additional Information ("SAI"). PLEASE READ THIS PROSPECTUS CAREFULLY.

                            YOUR CONTRACT IN GENERAL

   - TAX-DEFERRED ACCUMULATION. This annuity is a contract between you (the contract owner) and us in which you agree to make one or more payments to us and, in return, we agree to make a series of payments to you at a later date. The Contract gives you the opportunity to accumulate earnings on your account value that are generally tax-deferred until:

           - you take money out of the Contract by surrender or partial withdrawal or take withdrawals under the Guaranteed Minimum Withdrawal Benefit ("GMWB"),

           -  we make annuity payments to you,

           -  or we pay the death benefit.

      Your account value will increase or decrease depending on the investment performance of the subaccounts to which you allocate premiums and transfer account value, the premiums you pay, the fees and charges we deduct, and the effects of any Contract transactions (such as transfers and partial withdrawals) on your account value.


   - ACCUMULATION AND ANNUITY PERIODS. Like all deferred annuities, the Contract has two phases: the "pay-in" or accumulation period and the "payout" or annuity period. During the accumulation period, you can allocate premiums and transfer account value among any combination of subaccounts offered under the Contract. The annuity period begins once you start receiving regular annuity payments from the Contract. You may receive fixed annuity payments under one of the available annuity payment options. The annuity value you accumulate during the accumulation period will determine the dollar amount of any annuity payments you receive.


   - DEATH BENEFIT. The Contract also provides a death benefit payable if the owner (or the first owner to die, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) dies before the annuity date.

   - RETIREMENT SAVINGS VEHICLE. The Contract is designed to be a long-term investment in order to provide annuity benefits for you. If you withdraw money from the Contract prematurely, you may incur substantial charges. In addition, any money you take out of the Contract to the extent of gain is subject to tax, and if taken before age 59 1/2 may also be subject to a 10% federal penalty tax. FOR THESE REASONS, YOU NEED TO CONSIDER YOUR CURRENT AND SHORT-TERM INCOME NEEDS CAREFULLY BEFORE YOU DECIDE TO BUY THE CONTRACT.


   - THE SEPARATE ACCOUNT. You may allocate premium(s) into up to 20 of 60 subaccounts. Each subaccount invests exclusively in one of the Funds listed in the beginning of this Prospectus. We reserve the right to offer other subaccounts in the future or close subaccounts to new premiums and incoming transfers of account value. Your investment returns on amounts you allocate to the subaccounts will fluctuate each day with the investment performance of those subaccounts and will be reduced by Contract fees and charges. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.


   - TAX-DEFERRED PLANS. The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or
      Section 457(b) plan.

   - STATE VARIATIONS. As noted, Contracts issued in your state may provide different features and benefits from those described in this Prospectus. See Appendix I for state variations.

   - CONTROLLING DOCUMENTS. This Prospectus provides a general description of the Contracts. Your actual Contract and any riders or endorsements are the controlling documents. If you would like to review a copy of the Contract or any riders or endorsements, contact our Service Center.

   - OTHER CONTRACTS WE ISSUE. We offer other variable annuity contracts that are available in different markets and have different fund selections. To obtain more information about these contracts, contact our Service Center or your Financial Advisor.

       FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF CONTRACTS, SEE "OTHER INFORMATION - SELLING THE CONTRACT."

                                  THE CLASSES

   - The Contract allows you to select one of four different charge structures subject to state availability based on your specific situation. Each different charge structure is referred to as a "Class." Each Class imposes a different level of surrender charge and asset-based insurance charge. Your Financial Advisor can assist you in selecting the Class that is right for you, based on your needs and preferences. Prior to issuance, you must select one of the four available Classes of the Contract:


           - B CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets (guaranteed not to exceed 2.00%);



           - L CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%);


           - C CLASS, which imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based insurance charge that varies by subaccount and currently ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%); and


           - XC CLASS, which imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of subaccount assets (guaranteed not to exceed 2.00%). If you select this Class, we will add a bonus amount to your account value each time you make a premium payment. Under certain circumstances, we may recapture all or a portion of the bonus amount.


                                    PREMIUMS

   - PREMIUM FLEXIBILITY. Generally, before the annuity date you can pay premiums as often as you like. The initial premium payment must be $10,000 or more. Subsequent premiums must be $50 or more. The minimum premiums do not vary by Class.

   - MAXIMUM PREMIUM. We may refuse to issue a Contract or accept additional premiums if the total premiums paid under all variable annuity contracts issued by us or our affiliate, ML Life Insurance Company of New York, and owned by you (or any co-owner or the annuitant, if the contract owner is a non-natural person) exceed $1,000,000.

   - RIGHT TO REFUSE PREMIUMS. We reserve the right to refuse to accept any premium payments. No additional premiums may be paid on or after the owner's (or older co-owner's or annuitant's, if the owner is a non-natural person) 85(th) birthday.

   - AUTOMATIC INVESTMENT FEATURE. Under the automatic investment feature, you can make subsequent premium payments systematically from your Merrill Lynch brokerage account. For more information, see "Automatic Investment Feature."


   - PREMIUM ALLOCATION. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest your account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we'll put the money into the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. We will not provide this guarantee to contract owners, in states where we return account value (less bonus amounts), who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. If your state permits us to return the account value (less bonus amounts) in the event you exercise your right to cancel the Contract, we'll invest your premium immediately in the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.


   - MAXIMUM NUMBER OF SUBACCOUNTS. Currently, you may allocate premiums or account value among up to 20 of the available subaccounts. Generally, within certain limits you may transfer account value periodically among subaccounts.

   - FUNDS AVAILABLE FOR INVESTMENT. The Funds available for investment are listed at the beginning of this Prospectus. Each subaccount invests in a corresponding Fund. If you want detailed information about the investment objectives of the Funds, see "Investments of the Separate Account" and the prospectuses for the Funds.

                          TRANSFERS AMONG SUBACCOUNTS

   - LIMITATION ON TRANSFERS. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You may make more than twelve transfers among available subaccounts during a contract year, but we will charge $25 per extra transfer (guaranteed not to exceed $30). See "Transfers Among Subaccounts." We may impose additional restrictions on transfers that violate our Disruptive Trading Procedures. See "Transfers Among Subaccounts - Disruptive Trading."

   - MINIMUM AMOUNTS. Your transfer from a subaccount must be for a minimum of $100 or the total value in a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total subaccount value.

   - TRANSFER PROGRAMS. Several specialized transfer programs are available at no additional cost under the Contract. You cannot use more than one such program at a time.

           - First, we offer a Dollar Cost Averaging Program where money you've put in a designated subaccount is systematically transferred monthly or quarterly into other subaccounts you select without charge. The program may allow you to take advantage of fluctuations in accumulation unit values over time. There is no guarantee that

              Dollar Cost Averaging will result in lower average prices or protect against market loss. (See "Dollar Cost Averaging Program.")

           - Second, through participation in the Asset Allocation Program, you may select one of six asset allocation models. Unless you instruct us otherwise, your account value is automatically rebalanced at the end of each calendar quarter based on the asset allocation model selected. (See "Asset Allocation Program.")

           - Third, you may choose to participate in the Rebalancing Program where we automatically reallocate your account value quarterly, semi-annually, or annually in order to maintain a particular percentage allocation among the subaccounts that you select. (See "Rebalancing Program.")

         PARTIAL WITHDRAWALS, GUARANTEED LIFETIME AMOUNT, AND SURRENDER


   - PARTIAL WITHDRAWALS. At any time prior to the annuity date, if you submit a written request or obtain proper telephone authorization, you may withdraw part of your surrender value, subject to the following rules.


           -  You must request at least $100.
           - Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured.

           - We will not process a withdrawal which would reduce the surrender value below $5,000. (Please note that other rules apply if you elected an optional GMWB rider).



   - SYSTEMATIC WITHDRAWAL PROGRAM. Under a Systematic Withdrawal Program, you may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. You may take your "free withdrawal amount" (see "Surrender Charge" below) through lump sum withdrawals or the Systematic Withdrawal Program. For more information, see the "Systematic Withdrawal Program" section, later in this Prospectus.



   - GUARANTEED LIFETIME AMOUNT. If the owner (and any co-owner, if applicable) are at least age 60 and not more than age 80, a GMWB rider may be elected for an additional charge. The GMWB permits you to take minimum annual payments called the Guaranteed Lifetime Amount (regardless of your account value) during your lifetime. See "Guaranteed Minimum Withdrawal Benefit" later in this Prospectus.


   - SURRENDER. At any time prior to annuitization, you may submit a written request to surrender your Contract and receive its surrender value. A surrender may be subject to a surrender charge and, for XC Class Contracts, any bonus amounts subject to recapture will be deducted.


   - SURRENDER CHARGE. Surrenders and partial withdrawals may be subject to a surrender charge with the amount of the charge and the period that the charge applies depending on the Class (see "Surrender Charge"). However, we won't impose a surrender charge to the extent that withdrawals from the Contract in a contract year do not exceed the "free withdrawal amount" determined as of the date we receive your withdrawal request. The "free withdrawal amount" equals the greater of (a) the sum of: 10% of each premium subject to a surrender charge (not to exceed the amount of each premium that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year; and
      (b) the gain in the Contract plus premiums remaining in the Contract that are no longer subject to a surrender charge. The gain in the Contract equals the excess, if any, of the contract value just prior to the withdrawal over total premiums paid into the Contract less prior withdrawals of these premiums. The surrender charge applies to each subsequent premium payment, as well as the initial premium payment.


   - TAX CONSEQUENCES. A partial withdrawal or surrender may have adverse tax consequences, including the imposition of a penalty tax on withdrawals prior to age 59 1/2.

                                 DEATH BENEFITS


   - STANDARD DEATH BENEFIT. The Contract provides a death benefit if you die before the annuity date. Unless you select an optional guaranteed minimum death benefit ("GMDB") below, the standard death benefit equals the account value, less uncollected charges and any bonus amounts subject to recapture on death. Depending upon the age of any owner (or the annuitant, if the owner is a non-natural person) on the contract date, one or more of the GMDB options may not be available, so the standard death benefit will apply. If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.



   - GMDB OPTIONS. For an additional charge, you may elect one of the following GMDB options, provided you meet the age requirements specified for the GMDB option you choose:



           - Return of Premium (a standard version or an additional version available if you elect either GMIB EXTRA or a GMWB)

           -  Maximum Anniversary Value
           -  Greater of Maximum Anniversary Value and Roll-Up

      If you elect a GMDB option, the death benefit will not be less than the applicable GMDB Base.

   - ADDITIONAL DEATH BENEFIT. Contract owners may elect the Additional Death Benefit ("ADB") for an additional charge, if any owner (or the annuitant, if the owner is a non-natural person) is not over the age of 75 on the contract date. The ADB is an optional rider that may provide, on the death of the owner, an additional death benefit that may be used to help defray some or all of the expenses attributable to taxes payable on death benefit proceeds paid under the Contract.


   You can find more detailed information about the standard death benefit, the GMDB options, and the ADB, and how they are calculated, including age limitations that apply, under "Death Benefit" and "Additional Death Benefit."


   The payment of a death benefit may have tax consequences (see "Federal Income Taxes").

   Also, any death benefit applicable under a GMDB option and/or the ADB option during the accumulation period will terminate upon the annuity date.

                                ANNUITY PAYMENTS

   - Annuity payments begin on the annuity date and are made under the annuity option you select.

   - You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. Details about the annuity options available under the Contract can be found under "Annuity Options."

   -  Annuity payments may have tax consequences (see "Federal Income Taxes").


   - If the annuitant and any joint annuitant are not over the age of 75 (age 70 for GMIB EXTRA) on the contract date, you may elect a Guaranteed Minimum Income Benefit ("GMIB") rider for an additional charge. The GMIB is an optional rider that provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider.



   - ALL OPTIONAL GUARANTEED BENEFIT RIDERS UNDER THE CONTRACT TERMINATE WHEN ANNUITY PAYMENTS BEGIN OR ON THE MATURITY DATE.


                                FEES AND CHARGES

   - ASSET-BASED INSURANCE CHARGE. We currently impose an asset-based insurance charge to cover expenses and certain risks. The amount of the charge varies by Class and subaccount. We deduct the asset-based insurance charge daily from the net asset value of the subaccounts. We don't deduct this charge after the annuity date.


   - SURRENDER CHARGE. We may impose a surrender charge only if you surrender or take a withdrawal from your Contract. The amount and period of the surrender charge varies by Class and applies to the initial premium and all subsequent premiums.

   - CONTRACT FEE. If the greater of account value (less uncollected charges) or premiums (less withdrawals), is less than $50,000, we currently impose a $50 contract fee on each contract anniversary and upon surrender or annuitization to reimburse us for expenses related to maintenance of these Contracts. This contract fee will not exceed $75. We don't deduct this fee upon payment of a death benefit or after the annuity date.

   - TRANSFER FEE. You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We deduct this fee pro rata from the amount transferred. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge.


   - RIDER CHARGES. If you elect a GMDB, ADB, GMIB, or GMWB rider, we deduct a charge that compensates us for the costs and risks we assume in providing the benefit. We won't deduct this charge after the annuity date. The charges vary according to which riders you choose. If a rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. For more information on each rider charge, see "Charges, Deductions, and Credits" later in this Prospectus.



   - PREMIUM TAXES. Under certain circumstances, we deduct a charge for any premium taxes imposed. Premium tax rates vary from jurisdiction to jurisdiction. They currently range from 0% to 4%.


   - REDEMPTION FEE. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in states where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

   - FUND EXPENSES. You will bear the costs of advisory fees and operating expenses deducted from Fund assets.

   - CURRENT/MAXIMUM FEES AND CHARGES. We may change the current charges for the asset-based insurance charge, the Contract fee, the transfer fee, the GMDB charge, the ADB charge, the GMIB charge, and the GMWB charge, but the charges will never exceed the maximum charges listed in the Fee Table.

       YOU CAN FIND DETAILED INFORMATION ABOUT ALL FEES AND CHARGES IMPOSED ON THE CONTRACT UNDER "CHARGES, DEDUCTIONS, AND CREDITS."


                         RIGHT TO REVIEW ("FREE LOOK")


   - When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.


   - To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. The amount we return depends upon your state's requirements. Some states require us to return your premium(s) in the event you exercise your right to cancel the Contract, while others permit us to return the account value less bonus amounts as of the date we receive your returned Contract.


                               REPLACEMENT OF CONTRACTS


   - It is advisable to always carefully consider the purchase of a Contract as a replacement for an existing annuity contract or life insurance policy. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the new Contract may impose a new surrender charge period. Before you buy a Contract, ask your Financial Advisor if purchasing a Contract will be advantageous, given the Contract's features, benefits, and charges compared to your existing contract.

   - You should talk to your tax advisor to make sure that a replacement purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

MERRILL LYNCH LIFE INSURANCE COMPANY AND THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      MERRILL LYNCH LIFE INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Washington on January 27, 1986 and engaged in the sale of life insurance and annuity products. We changed our corporate location to Arkansas on August 31, 1991. We are an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch"), a corporation whose common stock is traded on the New York Stock Exchange. Our financial statements can be found in the Statement of Additional Information. You should consider them only in the context of our ability to meet any Contract obligation.

                              THE SEPARATE ACCOUNT

The Merrill Lynch Life Variable Annuity Separate Account A (the "Separate Account") offers through its subaccounts a variety of investment options. Each option has a different investment objective.

We established the Separate Account on August 6, 1991. It is governed by Arkansas law, our state of domicile. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account meets the definition of a separate account under the federal securities laws. The Separate Account's assets are segregated from all of our other assets.

                     SEGREGATION OF SEPARATE ACCOUNT ASSETS

Effect of              -  Obligations to contract owners and beneficiaries that arise
Segregation               under the Contract are our obligations.
                       -  We own all of the assets in the Separate Account.
                       -  The Separate Account's income, gains, and losses, whether or not realized, derived from Separate Account assets are
                          credited to or charged against the Separate Account without regard to our other income, gains, or losses.
                       -  The assets in each Separate Account will always be at least equal to the reserves and other liabilities of the Separate
                          Account.
                       -  If the Separate Account's assets exceed the required
                          reserves and other Contract liabilities, we may transfer the excess to our general account.
                       -  Under Arkansas insurance law the assets in the Separate
                          Account, to the extent of its reserves and liabilities, may not be charged with liabilities arising out of any other
                          business we conduct nor may the assets of the Separate
                          Account be charged with any liabilities of other separate
                          accounts.

                 NUMBER OF SUBACCOUNTS; SUBACCOUNT INVESTMENTS


Subaccounts            -  There are 60 subaccounts currently available through the
                          Separate Account. All subaccounts invest in a corresponding
                          Fund.
                       -  Subaccounts may be added or closed in the future.

Performance of         -  Although the investment objectives and policies of certain
Similar Funds             Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other portfolio, even where
                          the investment adviser, subadviser, or manager is the same.
                       -  Certain Funds available through the Contract have names similar to funds not available through the Contract. The
                          performance of a fund not available through the Contract
                          does not indicate performance of a similarly named Fund
                          available through the Contract. Differences in portfolio
                          size, actual investments held, fund expenses, and other
                          factors all contribute to differences in fund performance.
                          For all these reasons, you should expect investment results to differ.


INVESTMENTS OF THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    GENERAL INFORMATION AND INVESTMENT RISKS

Information about investment objectives, management, policies, restrictions, expenses, risks, and all other aspects of fund operations can be found in the Funds' prospectuses and Statements of Additional Information. Read these carefully before investing. Fund shares are currently sold to our separate accounts, as well as separate accounts of ML Life Insurance Company of New York (an indirect wholly owned subsidiary of Merrill Lynch), and insurance companies not affiliated with us, to fund benefits under certain variable annuity and variable life insurance contracts. Shares of these Funds may be offered to certain pension or retirement plans.

Generally, you should consider the Funds as long-term investments and vehicles for diversification, but not as a balanced investment program. Many of these Funds may not be appropriate as the exclusive investment to fund a Contract for all contract owners. The Fund prospectuses also describe certain additional risks, including investing on an international basis or in foreign securities and investing in lower rated or unrated fixed income securities. There is no guarantee that any Fund will be able to meet its investment objectives. Meeting these objectives depends upon future economic conditions and upon how well Fund management anticipates changes in economic conditions.

                                   THE FUNDS


The following tables summarize each Fund's investment objective(s), investment adviser(s), asset class, and investment style. There is no assurance that any of the Funds will achieve the stated objective(s).


    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM V.I. BASIC VALUE     Seeks long-term growth     A I M Advisors, Inc.        Domestic Equity/
FUND (Series I)          of capital.                                            Large Cap Value
--------------------------------------------------------------------------------------------------

    AIM VARIABLE                                           INVESTMENT              ASSET CLASS/
   INSURANCE FUNDS        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
AIM V.I. MID CAP CORE    Seeks long-term growth     A I M Advisors, Inc.        Domestic Equity/
EQUITY FUND (Series      of capital.                                            Mid Cap Blend
I)
--------------------------------------------------------------------------------------------------


  ALLIANCEBERNSTEIN
  VARIABLE PRODUCTS                                        INVESTMENT              ASSET CLASS/
  SERIES FUND, INC.       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      International
INTERNATIONAL VALUE      of capital.                                            Equity/
PORTFOLIO (Class A)                                                             International
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
SMALL/MID CAP VALUE      of capital.                                            Small Cap Value
PORTFOLIO (Class A)
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS    Seeks long-term growth     AllianceBernstein L.P.      Domestic Equity/
VALUE PORTFOLIO*         of capital.                                            Large Cap Value
(Class A)
--------------------------------------------------------------------------------------------------



  AMERICAN CENTURY
VARIABLE PORTFOLIOS,                                       INVESTMENT              ASSET CLASS/
        INC.              INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
VP ULTRA(R) Fund         Seeks long-term capital    American Century            Domestic Equity/
(Class I)+               growth.                    Investment Management,      Large Cap Growth
                                                    Inc.
--------------------------------------------------------------------------------------------------


   AMERICAN FUNDS                                          INVESTMENT              ASSET CLASS/
  INSURANCE SERIES        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ASSET ALLOCATION FUND    Seeks high total return    Capital Research and        Balanced/US
(Class 2)                (including income and      Management Company
                         capital gains)
                         consistent with the
                         preservation of capital
                         over the long term.
--------------------------------------------------------------------------------------------------
BOND FUND (Class 2)      Seeks to maximize          Capital Research and        Fixed Income/
                         current income and         Management Company          Intermediate Term
                         preserve capital.
--------------------------------------------------------------------------------------------------
GROWTH FUND (Class 2)    Seeks growth of            Capital Research and        Domestic Equity/
                         capital.                   Management Company          Large Cap Growth
--------------------------------------------------------------------------------------------------
GROWTH-INCOME FUND       Seeks capital growth       Capital Research and        Domestic Equity/
(Class 2)                and income over time.      Management Company          Large Cap Value
--------------------------------------------------------------------------------------------------

-------------------------------


* On April 27, 2007, we substituted shares of the Fund for shares of BlackRock Equity Dividend
  Portfolio (Class I).



+ Closed to allocations of new premiums and incoming transfers of account value.

   AMERICAN FUNDS                                          INVESTMENT              ASSET CLASS/
  INSURANCE SERIES        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
INTERNATIONAL FUND       Seeks growth of capital    Capital Research and        International
(Class 2)**              over time.                 Management Company          Equity/
                                                                                International
--------------------------------------------------------------------------------------------------



 BLACKROCK VARIABLE                                        INVESTMENT              ASSET CLASS/
SERIES FUNDS, INC.++      INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK BASIC VALUE    Seeks capital              BlackRock Advisors, LLC     Domestic Equity/
V.I. FUND (Class I)      appreciation and,          ("BlackRock Advisors")      Large Cap Value
                         secondarily, income.       Subadviser: BlackRock
                                                    Investment Management,
                                                    LLC ("BlackRock
                                                    Investment Management")
--------------------------------------------------------------------------------------------------
BLACKROCK BOND V.I.      Seeks a high level of      BlackRock Advisors          Fixed Income/
FUND (Class I)           current income and,        Subadviser: BlackRock       Intermediate Term
                         secondarily, capital       Financial Management
                         appreciation when          ("BlackRock Financial
                         consistent with the        Management")
                         foregoing objective.
--------------------------------------------------------------------------------------------------
BLACKROCK FUNDAMENTAL    Seeks long-term growth     BlackRock Advisors          Domestic Equity/
GROWTH V.I. FUND         of capital.                Subadviser: BlackRock       Large Cap Growth
(Class I)                                           Investment Management
--------------------------------------------------------------------------------------------------
BLACKROCK GLOBAL         Seeks high total           BlackRock Advisors          Balanced/Global
ALLOCATION V.I. FUND     investment return.         Subadviser: BlackRock
(Class I)                                           Investment Management
                                                    and BlackRock Asset
                                                    Management U.K. Limited
--------------------------------------------------------------------------------------------------
BLACKROCK GOVERNMENT     Seeks the highest          BlackRock Advisors          Fixed Income/
INCOME V.I. FUND         possible current income    Subadviser: BlackRock       Intermediate Term
(Class I)                consistent with the        Financial Management
                         protection of capital.
--------------------------------------------------------------------------------------------------
BLACKROCK HIGH INCOME    Seeks a high level of      BlackRock Advisors          Fixed Income/
V.I. FUND (Class I)      current income and,        Subadviser: BlackRock       High Yield
                         secondarily, capital       Financial Management
                         appreciation to the
                         extent consistent with
                         the foregoing
                         objective.
--------------------------------------------------------------------------------------------------


-------------------------------


++ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment Managers, L.P.
   d/b/a Mercury Advisors, and each Fund's name began with "Mercury" instead of "BlackRock".
** On April 27, 2007, we substituted shares of the Fund for shares of BlackRock International
   Index Portfolio (Class I).

 BLACKROCK VARIABLE                                        INVESTMENT              ASSET CLASS/
SERIES FUNDS, INC.++      INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
BLACKROCK                Seeks current income       BlackRock Advisors          International
INTERNATIONAL VALUE      and long-term growth of    Subadviser: BlackRock       Equity/
V.I. FUND (Class I)      income, accompanied by     Investment Management       International
                         growth of capital.         International Limited
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term capital    BlackRock Advisors          Domestic Equity/
CORE V.I. FUND (Class    growth.                    Subadviser: BlackRock       Large Cap Blend
I)                                                  Investment Management
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term capital    BlackRock Advisors          Domestic Equity/
GROWTH V.I. FUND         growth.                    Subadviser: BlackRock       Large Cap Growth
(Class I)                                           Investment Management
--------------------------------------------------------------------------------------------------
BLACKROCK LARGE CAP      Seeks long-term capital    BlackRock Advisors          Domestic Equity/
VALUE V.I. FUND          growth.                    Subadviser: BlackRock       Large Cap Value
(Class I)                                           Investment Management
--------------------------------------------------------------------------------------------------
BLACKROCK MONEY          Seeks to preserve          BlackRock Advisors          Fixed Income/
MARKET V.I. FUND         capital, maintain          Subadviser: BlackRock       Money Market
(Class I)                liquidity, and achieve     Institutional Management
                         the highest possible       Corporation
                         current income
                         consistent with the
                         foregoing objectives.
--------------------------------------------------------------------------------------------------
BLACKROCK S&P 500        Seeks investment           BlackRock Advisors          Domestic Equity/
INDEX V.I. FUND          results                    Subadviser: BlackRock       Large Cap Blend
(Class I)                that, before expenses,     Investment Management
                         replicate the total
                         return
                         of the Standard &
                         Poor's(R)
                         500 Composite Stock
                         Price Index.
--------------------------------------------------------------------------------------------------
BLACKROCK VALUE          Seeks long-term growth     BlackRock Advisors          Domestic Equity/
OPPORTUNITIES V.I.       of capital.                Subadviser: BlackRock       Small Cap Blend
FUND (Class I)                                      Investment Management
--------------------------------------------------------------------------------------------------


 COHEN & STEERS VIF                                        INVESTMENT              ASSET CLASS/
  REALTY FUND, INC.       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COHEN & STEERS VIF       Seeks total return.        Cohen & Steers Capital      Alternative/REIT
REALTY FUND, INC.                                   Management, Inc.
--------------------------------------------------------------------------------------------------

   DAVIS VARIABLE              INVESTMENT                  INVESTMENT              ASSET CLASS/
 ACCOUNT FUND, INC.             OBJECTIVE           ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DAVIS VALUE PORTFOLIO    Seeks to provide long-     Davis Selected Advisers,    Domestic Equity/
                         term growth of capital.    LP                          Large Cap Value
                                                    Subadviser: Davis
                                                    Selected Advisers-NY,
                                                    Inc.
--------------------------------------------------------------------------------------------------

-------------------------------


++ Prior to October 2, 2006, these Funds were advised by Merrill Lynch Investment Managers, L.P.
   d/b/a Mercury Advisors, and each Fund's name began with "Mercury" instead of "BlackRock".

  DREYFUS VARIABLE                                         INVESTMENT              ASSET CLASS/
   INVESTMENT FUND        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
DREYFUS VIF              Seeks long-term capital    The Dreyfus Corporation     Domestic Equity/
APPRECIATION             growth consistent with                                 Large Cap Blend
PORTFOLIO (Service       the preservation of        Subadviser: Fayez
Class)                   capital.                   Sarofim & Co.
--------------------------------------------------------------------------------------------------


EATON VANCE VARIABLE                                       INVESTMENT              ASSET CLASS/
        TRUST             INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
EATON VANCE VT           Seeks to provide a high    Eaton Vance Management      Fixed Income/
FLOATING-RATE INCOME     level of current                                       Floating Rate
FUND                     income.
--------------------------------------------------------------------------------------------------
EATON VANCE VT           Seeks total return.        Eaton Vance Management      Domestic Equity/
LARGE-CAP VALUE FUND                                                            Large Cap Value
--------------------------------------------------------------------------------------------------



 FEDERATED INSURANCE                                       INVESTMENT              ASSET CLASS/
       SERIES             INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
FEDERATED CAPITAL        Seeks capital              Federated Equity            Domestic Equity/
APPRECIATION FUND II     appreciation.              Management Company of       Large Cap Blend
(Primary Shares)                                    Pennsylvania
--------------------------------------------------------------------------------------------------
FEDERATED KAUFMANN       Seeks capital              Federated Equity            Domestic Equity/
FUND II (Primary         appreciation.              Management Company of       Mid Cap Growth
Shares)                                             Pennsylvania
                                                    Subadviser: Federated
                                                    Global Investment
                                                    Management Corp.
--------------------------------------------------------------------------------------------------


 FRANKLIN TEMPLETON
 VARIABLE INSURANCE                                        INVESTMENT              ASSET CLASS/
   PRODUCTS TRUST         INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
TEMPLETON FOREIGN        Seeks long-term capital    Templeton Investment        International
SECURITIES FUND          growth.                    Counsel, LLC                Equity/
(Class 2)                                                                       International
--------------------------------------------------------------------------------------------------
TEMPLETON GROWTH         Seeks long-term capital    Templeton Global            International
SECURITIES FUND          growth.                    Advisors Limited            Equity/
(Class 2)                                                                       Global
--------------------------------------------------------------------------------------------------


                                                           INVESTMENT              ASSET CLASS/
 JANUS ASPEN SERIES       INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
JANUS ASPEN FORTY        Seeks long-term growth     Janus Capital Management    Domestic Equity/
(Service Class)          of capital.                LLC                         Large Cap Growth
--------------------------------------------------------------------------------------------------
JANUS ASPEN MID CAP      Seeks long-term growth     Janus Capital Management    Domestic Equity/
GROWTH (Service          of capital.                LLC                         Mid Cap Growth
Class)
--------------------------------------------------------------------------------------------------

    MLIG VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ CCM       Seeks long-term capital    Roszel Advisors, LLC        Domestic Equity/
CAPITAL APPRECIATION     appreciation.              ("Roszel Advisors")         Large Cap Blend
PORTFOLIO
                                                    Subadviser: Cadence
                                                    Capital Management LLC
--------------------------------------------------------------------------------------------------
ROSZEL/ALLIANZ NFJ       Seeks long-term capital    Roszel Advisors             Domestic Equity/
SMALL CAP VALUE          appreciation.                                          Small Cap Value
PORTFOLIO                                           Subadviser: NFJ
                                                    Investment Group L.P.
--------------------------------------------------------------------------------------------------
ROSZEL/DELAWARE TREND    Seeks long-term capital    Roszel Advisors             Domestic Equity/
PORTFOLIO                appreciation.                                          Small Cap Growth
                                                    Subadviser: Delaware
                                                    Management Company
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN          Seeks long-term capital    Roszel Advisors             Alternative/
MULTI-CAP MARKET         preservation and                                       Market Neutral
NEUTRAL PORTFOLIO        growth.                    Subadviser: JPMorgan
                                                    Investment Management
                                                    Inc.
--------------------------------------------------------------------------------------------------
ROSZEL/JPMORGAN SMALL    Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Small Cap Growth
                                                    Subadviser: JPMorgan
                                                    Investment Management
                                                    Inc.
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
AFFILIATED PORTFOLIO     appreciation and                                       Large Cap Value
                         income.                    Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks a high total         Roszel Advisors             Fixed Income/
BOND DEBENTURE           return.                                                High Yield
PORTFOLIO                                           Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/LORD ABBETT       Seeks long-term capital    Roszel Advisors             Domestic Equity/
MID CAP VALUE            appreciation.                                          Mid Cap Value
PORTFOLIO***                                        Subadviser: Lord, Abbett
                                                    & Co. LLC
--------------------------------------------------------------------------------------------------
ROSZEL/MARSICO LARGE     Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Large Cap Growth
                                                    Subadviser: Marsico
                                                    Capital Management, LLC
--------------------------------------------------------------------------------------------------
ROSZEL/SELIGMAN MID      Seeks long-term capital    Roszel Advisors             Domestic Equity/
CAP GROWTH PORTFOLIO     appreciation.                                          Mid Cap Growth
                                                    Subadviser: J. & W.
                                                    Seligman & Co.
--------------------------------------------------------------------------------------------------


-------------------------------


*** On April 27, 2007, we substituted shares of the Fund for shares of BlackRock Mid Cap Value
    Opportunities Portfolio (Class I).

OPPENHEIMER VARIABLE                                       INVESTMENT              ASSET CLASS/
    ACCOUNT FUNDS         INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL      Seeks capital              OppenheimerFunds, Inc.      Domestic Equity/
APPRECIATION FUND/VA     appreciation.                                          Large Cap Growth
(Service Class)
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks high total           OppenheimerFunds, Inc.      Domestic Equity/
STREET FUND(R)/VA        return.                                                Large Cap Blend
(Service Class)
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN         Seeks capital              OppenheimerFunds, Inc.      Domestic Equity/
STREET SMALL CAP         appreciation.                                          Small Cap Blend
FUND(R)/VA (Service
Class)****
--------------------------------------------------------------------------------------------------



   PIMCO VARIABLE                                          INVESTMENT              ASSET CLASS/
   INSURANCE TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIMCO                    Seeks to maximize real     Pacific Investment          Alternative/
COMMODITYREALRETURN      return consistent with     Management Company LLC      Commodity
STRATEGY PORTFOLIO       prudent investment
(Administrative          management.
Class)
--------------------------------------------------------------------------------------------------
PIMCO LOW DURATION       Seeks maximum total        Pacific Investment          Fixed Income/Low
PORTFOLIO                return, consistent with    Management Company LLC      Duration
(Administrative          preservation of capital
Class)*****              and prudent investment
                         management.
--------------------------------------------------------------------------------------------------
PIMCO REAL RETURN        Seeks maximum real         Pacific Investment          Fixed Income/Real
PORTFOLIO                return, consistent with    Management Company LLC      Return
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------
PIMCO TOTAL RETURN       Seeks to maximize total    Pacific Investment          Fixed Income/
PORTFOLIO                return, consistent with    Management Company LLC      Intermediate Term
(Administrative          preservation of capital
Class)                   and prudent investment
                         management.
--------------------------------------------------------------------------------------------------


  PIONEER VARIABLE                                         INVESTMENT              ASSET CLASS/
   CONTRACTS TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIONEER EMERGING         Seeks long-term capital    Pioneer Investment          International
MARKETS VCT PORTFOLIO    appreciation.              Management, Inc.            Equity/
(Series II)                                                                     Emerging Markets
--------------------------------------------------------------------------------------------------
PIONEER FUND VCT         Seeks reasonable income    Pioneer Investment          Domestic Equity/
PORTFOLIO (Series II)    and capital growth.        Management, Inc.            Large Cap Blend
--------------------------------------------------------------------------------------------------

-------------------------------


 **** On April 27, 2007, we substituted shares of the Fund for shares of BlackRock Small Cap Index
      Portfolio (Class I).
***** On April 27, 2007, we substituted shares of the Fund for shares of the BlackRock Short-Term
      Bond Portfolio.

  PIONEER VARIABLE                                         INVESTMENT              ASSET CLASS/
   CONTRACTS TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
PIONEER HIGH YIELD       Seeks to maximize total    Pioneer Investment          Fixed Income/
VCT PORTFOLIO (Series    return through a           Management, Inc.            High Yield
II)                      combination of income
                         and capital
                         appreciation.
--------------------------------------------------------------------------------------------------
PIONEER SMALL CAP        Seeks capital growth.      Pioneer Investment          Domestic Equity/
VALUE VCT PORTFOLIO                                 Management, Inc.            Small Cap Value
(Series II)
--------------------------------------------------------------------------------------------------


                                                           INVESTMENT              ASSET CLASS/
     PREMIER VIT          INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
NFJ DIVIDEND VALUE       Seeks income and long      OpCap Advisors LLC          Domestic Equity/
PORTFOLIO                term growth of capital.    Subadviser: NFJ             Large Cap Value
                                                    Investment Group L.P.
--------------------------------------------------------------------------------------------------
OPCAP RENAISSANCE        Seeks long-term capital    OpCap Advisors LLC          Domestic Equity/
PORTFOLIO                appreciation and                                       Mid Cap Value
                         income.
--------------------------------------------------------------------------------------------------



   VAN KAMPEN LIFE                                         INVESTMENT              ASSET CLASS/
  INVESTMENT TRUST        INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
COMSTOCK PORTFOLIO       Seeks capital growth       Van Kampen Asset            Domestic
(Class I)                and income through         Management                  Equity/Large Cap
                         investments in equity                                  Value
                         securities, including
                         common stocks,
                         preferred stocks and
                         securities convertible
                         into common and
                         preferred stocks.
--------------------------------------------------------------------------------------------------



                                                           INVESTMENT              ASSET CLASS/
WANGER ADVISORS TRUST     INVESTMENT OBJECTIVE      ADVISER(S)/SUBADVISER(S)     INVESTMENT STYLE
--------------------------------------------------------------------------------------------------
INTERNATIONAL SMALL      Seeks long-term growth     Columbia Wanger Asset       International
CAP ******               of capital.                Management, L.P.            Equity/International
--------------------------------------------------------------------------------------------------
U.S. SMALLER             Seeks long-term growth     Columbia Wanger Asset       Domestic Equity/
COMPANIES                of capital.                Management, L.P.            Small Cap Growth
--------------------------------------------------------------------------------------------------


-------------------------------


 ****** On April 27, 2007, we substituted shares of the Fund for shares of BlackRock Global SmallCap Portfolio (Class I).


In order to obtain copies of the Fund prospectuses, you may call one of our customer service representatives at 1-800-535-5549.

              CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


We (and our affiliates) receive the following payments, which may be significant, from the Funds, their advisers, distributors, or affiliates thereof.



   - RULE 12B-1 AND SHAREHOLDER SERVICE FEES. We receive 12b-1 or shareholder service fees from some Funds. These fees are deducted from the assets of the Funds and decrease the Funds' investment returns. The percentages differ, and some Funds may pay more than others. Currently, these fees annually range from 0.0% to 0.25% of the average daily assets of the Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue.



   - PAYMENTS FROM THE FUND INVESTMENT ADVISERS. We receive payments from the investment adviser (or affiliates thereof) of the Funds. These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). The amount of the payments we receive is based on a percentage of the assets of the particular Funds attributable to the Contract and to certain other variable insurance contracts that we and our affiliates issue. These percentages differ, and some advisers (or affiliates) may pay more than others. These percentages currently range from 0.15% to 0.35% annually.



The combined percentages we receive with regard to each Fund currently range from 0.15% to 0.45% annually.



Additionally, retail mutual funds managed by the advisers or subadvisers of the Funds may be sold through our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), which also distributes the Contracts. These advisers and subadvisers (or their affiliates) may provide MLPF&S, as a selling firm, with payments or non-cash compensation, such as payments for certain marketing and distribution services, in connection with the retail mutual funds that they manage. In addition, consistent with NASD rules, Fund distributors and/or their affiliates may pay for or make contributions to MLPF&S for training and education seminars for MLPF&S employees, clients and potential clients, due diligence meetings regarding their funds, recreational activities, or other non-cash items. From time to time, MLPF&S may recognize certain Financial Advisors through promotional programs that include mutual funds. These programs may reward Financial Advisors with compensation, including attendance at off-site locations and/or various employee training sessions that may be sponsored or co-sponsored by mutual fund companies whose funds MLPF&S makes available, including the Fund advisers and/or subadvisers. These amounts may be significant and these programs may provide the Fund adviser and subadviser (or their affiliates) with increased visibility to MLPF&S's Financial Advisors, which are also involved in the distribution of the Contracts.



Furthermore, Merrill Lynch receives additional compensation on assets invested in Merrill Lynch's proprietary Funds (the MLIG Variable Insurance Trust) because its affiliates receive compensation from the Funds for investment advisory, administrative, transfer agency, distribution, and/or other services. Thus, Merrill Lynch may receive more revenue with respect to proprietary Funds than nonproprietary Funds.



Merrill Lynch also makes available to its clients certain funds sponsored, managed and/or distributed by affiliates of BlackRock, Inc. (collectively, "BlackRock"). Merrill Lynch owns approximately 49% of BlackRock, Inc. As a result, Merrill Lynch may benefit from increased sales of BlackRock Funds to a greater extent than from increased sales of Funds sponsored by other firms in which it does not have a similar economic interest.



In addition, consistent with applicable laws, management and employees of BlackRock and Roszel Advisors are provided a broad level of access and exposure to Merrill Lynch, its management, Financial Advisors and other personnel, marketing events and materials, and client-related and other information. Such broad access and exposure is not available to other asset managers and may enhance BlackRock's and Roszel Advisors' ability to sell their Funds.



We pay American Funds Distributors, Inc., the principal underwriter for the American Funds Insurance Series, a percentage of account value allocated to the American Funds Asset Allocation, Bond, Growth, Growth-Income, and International Funds for the services it provides in marketing the Funds' shares in connection with the Contracts.

To the extent that we receive Rule 12b-1 and shareholder service fees from a Fund and payments from a Fund's investment adviser that total more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust the asset-based insurance charge, for each 0.05% that the payment we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the payment we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%. For example, if we receive payment from a Fund, its investment adviser, or its affiliate of 0.47%, we would decrease the asset-based insurance charge by 0.10%, not 0.12%, to 0.37% for that subaccount.


                         SELECTION OF UNDERLYING FUNDS


We select the underlying Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and/or the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser is one of our affiliates or whether the Fund, its adviser, or an affiliate makes payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive With Regard to the Funds." We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or incoming transfers of account value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from contract owners.


You are responsible for choosing the subaccounts or an asset allocation model (See "Asset Allocation Program"), and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. In making your investment selections, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. After you select subaccounts or a model for your initial premium payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate.

THE COMPANY DOES NOT PROVIDE INVESTMENT ADVICE AND DOES NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND OR MODEL. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                       OTHER SHARE CLASSES AND PORTFOLIOS

The Funds offer various classes of shares, each of which has a different level of expenses. Each Fund may also be a single series or portfolio of an open-end investment company that offers other series or portfolios. Accordingly, prospectuses for the Funds may provide information for share classes and series or portfolios that are not available through the Contract. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares and particular series or portfolio that is available through the Contract.

             PURCHASES AND REDEMPTIONS OF FUND SHARES; REINVESTMENT

The Separate Account will purchase and redeem shares of the Funds at net asset value to provide benefits under the Contract. Fund distributions to the Separate Account are automatically reinvested at net asset value in additional shares of the Funds.

                          SUBSTITUTION OF INVESTMENTS

We may substitute a different investment option for any of the current Funds. A substitution may become necessary if, in our judgment, a portfolio no longer suits the purposes of the Contracts or for any other reason in our sole discretion. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. A substituted portfolio may have different fees and expenses. Substitution may be made with respect to existing account value or future premium payments, or both for some or all classes of Contracts. Furthermore, we may close subaccounts to allocation of new premium payments or incoming transfers of account value, or both for some or all classes of Contracts, at any time in our sole discretion. However, before any such substitution, we would obtain any necessary approval of the SEC and applicable state insurance departments. We will notify you of any substitutions.


FEATURES AND BENEFITS OF THE CONTRACT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As we describe the Contract, we will often use the word "you." In this context "you" means "contract owner."

                           OWNERSHIP OF THE CONTRACT


The contract owner (and any co-owner) is entitled to exercise all rights under the Contract. Unless otherwise specified, the purchaser of the Contract will be the contract owner. The Contract can be owned by a trust or a corporation. However, special tax rules apply to Contracts owned by "non-natural persons" such as corporations and certain types of "non-grantor" trusts. You should consult your tax advisor if the annuity will be owned by a "non-natural person." If you are a human being, you are considered a "natural person." You may designate a beneficiary. If you irrevocably name a beneficiary, you can later change the beneficiary only with the irrevocable beneficiary's written consent. If an owner dies before the annuity date, the beneficiary will receive a death benefit. If an eligible spouse is named as the sole primary beneficiary, that spouse may continue the Contract as the new owner under the Spousal Beneficiary Continuation Option. You may also designate an annuitant.



Changing the             -  At any time prior to the annuity date, except when an owner is a non-natural
Annuitant                   person, you may change the annuitant subject to certain requirements and limitations.
                         -  If you change the annuitant, the new annuitant must not have been older than 80 years old on the contract date (age 75 if you elected GMIB and age 70 if you elected GMIB EXTRA).
                         -  A change of annuitant cannot cause the maturity date to be later than the maturity date established on the contract date.
                         -  If you don't select an annuitant, you are the annuitant.
                         -  If you elected a GMIB, a change in annuitant may cause the GMIB rider to terminate or limit the GMIB, or reduce the period for exercising the GMIB.
                         -  If you elected the Single Life GMWB, joint annuitants are not permitted.
                         -  If you elected Joint Life GMWB, you and your spouse must be the joint annuitants.
                         -  If you elected a GMWB or GMIB, there are certain restrictions on changing the annuitant. See "Guaranteed Minimum Withdrawal Benefit."

Changing the Owner       -  Upon written request, you may designate a new owner subject to certain requirements and limitations.
                         -  If you change the owner, the new owner must not have been older than 80 years old on the contract date.
                         -  A change in owner terminates all prior beneficiary designations, subject to the consent of any irrevocable beneficiary.
                         -  We are not responsible for the tax consequences of any change in ownership.
                         -  If you elected the GMDB, ADB, GMIB EXTRA or GMWB riders, a change in owner may cause the GMDB, ADB, GMIB EXTRA or GMWB riders to be limited or terminate.


Co-owners of the         -  The Contract may be owned by co-owners, limited to two natural persons.
Contract                 -  Co-owners must exercise all rights under the Contract jointly unless we allow them to elect otherwise.
                         -  Upon the death of either co-owner, the surviving co-owner will be deemed to be the primary beneficiary unless you specify another person as the primary beneficiary.
                         -  Co-owner spouses may also designate a contingent beneficiary to receive benefits on the surviving spouse co-owner's death. The surviving spouse may later name a new beneficiary, provided the original "contingent beneficiary" designation is not irrevocable.
                         -  Co-owner spouses must each be designated as beneficiary for the other.
                         -  If you elected the Single Life GMWB, co-owners and joint annuitants are not permitted.
                         -  If you elected the Joint Life GMWB, co-owners and joint annuitants are permitted, but must be spouses. Each spouse must name the other as the sole primary beneficiary to continue the rider upon the death of the first spouse to die.

Continuing the           -  If an eligible spouse is named as the sole primary beneficiary, that spouse may
Contract                    continue the Contract at the death of the owner as the new owner under the spousal beneficiary continuation option.

Assigning the            -  The Contract may not be sold, discounted, pledged, or assigned as collateral for a
Contract and Payments       loan or as a security for the performance of any obligation unless permitted by
Under                       law in your state. Please refer to your Contract.
the Contract             -  No payment and no amount under this Contract can be taken or assigned in advance of its payment date unless we receive the owner's written consent.


                              ISSUING THE CONTRACT


ISSUE AGE. You can buy a Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are not older than 80 years old. Annuitants also must not be older than 80 years old on the contract date. If you elect the GMIB, no annuitant can be more than 75 years old, and for GMIB EXTRA, more than 70 years old, when we issue the Contract. If you elect a GMWB, no annuitant can be more than 80 years old when we issue the Contract.



INFORMATION WE NEED TO ISSUE THE CONTRACT. Before we issue the Contract, we need certain information from you. We may require you to complete and return certain documents in certain circumstances, such as when the Contract is being issued to replace, or in exchange for, another annuity or life insurance contract. Once we review and approve the documents or the information provided, and you pay the initial premium, we'll issue a Contract. Generally, we'll issue the Contract and invest the premium within two business days of our receiving your premium. If we haven't received necessary information within five business days, we will return the premium and no Contract will be issued.



                         RIGHT TO REVIEW ("FREE LOOK")


When you receive the Contract, review it carefully to make sure it is what you intended to purchase. Generally, within 10 days after you receive the Contract, you may return it for a refund. The Contract will then be deemed void. Some states allow a longer period of time to return the Contract, particularly if the Contract is replacing another contract.


To receive a refund, return the Contract along with your letter of instruction to the Service Center or to the Financial Advisor who sold it. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will refund the greater of all premium(s) paid into the Contract less any withdrawals or the account value less any bonus amounts as of the date we receive your returned Contract. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we'll refund the account value less any bonus amounts as of the date we receive your returned Contract. For Contracts issued in California to contract owners who are 60 years of age or older and who directed us to invest the premiums immediately in subaccount(s) other than the BlackRock Money Market V.I. Subaccount, we'll refund the account value less any bonus amounts as of the date we receive your returned Contract.


                                    CLASSES

The Contract allows you to select one of several different charge structures, each referred to as a Class, based on your specific situation. Each Class imposes different levels of surrender charges and asset-based insurance charges. In addition, the asset-based insurance charges vary by subaccount and may be higher for some subaccounts and lower for others. Depending on your needs and preferences, you can choose the Class that best meets your needs. Prior to issuance, you must select one of the following four available Classes of the
Contract:


B Class                   The B Class imposes a surrender charge on withdrawals equal to a maximum of 7.0% of each premium payment, reducing
                          annually over 7 years following each premium payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.15% to 1.40% of subaccount assets
                          (guaranteed not to exceed 2.00%).

L Class                   The L Class reduces the period of time that a surrender
                          charge applies on withdrawals, but imposes a higher
                          asset-based insurance charge than the B Class. The L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4
                          years following each premium payment, and an asset-based
                          insurance charge that varies by subaccount and currently
                          ranges from 1.35% to 1.60% of subaccount assets (guaranteed not to exceed 2.00%).

C Class                   The C Class imposes a surrender charge on withdrawals for
                          only one year after each premium payment, but imposes a
                          higher asset-based insurance charge than the B Class and L
                          Class. The C Class imposes a surrender charge on withdrawals equal to 2.0% of each premium payment during the first year following the payment of each premium and an asset-based
                          insurance charge that varies by subaccount and currently
                          ranges from 1.50% to 1.75% of subaccount assets (guaranteed not to exceed 2.00%).

XC Class                  The XC Class adds a bonus amount to account value each time a premium payment is made, but imposes a longer surrender
                          charge period and a higher asset-based insurance charge than any other Class. The XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium
                          payment, reducing over 9 years following each premium
                          payment, and an asset-based insurance charge that varies by subaccount and currently ranges from 1.55% to 1.80% of
                          subaccount assets (guaranteed not to exceed 2.00%).


                          BONUS PAYMENT AND RECAPTURE

With regard to your initial premium payment, we will add the applicable bonus amount to your account value on the contract date. With regard to each additional premium payment, we will add the applicable bonus amount to your account value at the end of the valuation period during which that premium payment is received and accepted at our Service Center. The bonus amount is allocated among the subaccounts in the same manner as the corresponding premium payment.

Each premium payment is allocated to the bonus tiers shown below based on the amount of cumulative premium payments. Each bonus tier amount is the amount of the premium payment allocated to that tier multiplied by the current bonus percentage associated with that tier. The bonus amount attributable to the premium payment is the sum of the bonus tier amounts. Because of the way the tiers work, it may not be advantageous to purchase multiple XC Class Contracts.

We may change the current bonus percentages, but they will never be less than the minimum bonus percentages listed in the table. Any changes may apply to newly issued Contracts and to subsequent premium payments for existing Contracts.

--------------------------------------------------------------------------------------------
                                             THEN MAXIMUM     THEN CURRENT     THEN MINIMUM
                                                BONUS            BONUS            BONUS
TIER   IF CUMULATIVE PREMIUM PAYMENTS ARE:  PERCENTAGE IS:   PERCENTAGE IS:   PERCENTAGE IS:
--------------------------------------------------------------------------------------------
  1    Less than or equal to $25,000              5.0%             4.5%             3.0%
--------------------------------------------------------------------------------------------
       Greater than $25,000 but less than
  2    or equal to $125,000                       5.5%             4.5%             3.0%
--------------------------------------------------------------------------------------------
       Greater than $125,000 but less than
  3    or equal to $500,000                       5.5%             4.5%             3.5%
--------------------------------------------------------------------------------------------
       Greater than $500,000 but less than
  4    or equal to $1,000,000                     6.0%             5.5%             4.0%
--------------------------------------------------------------------------------------------
  5    Greater than $1,000,000                    7.0%             5.5%             4.5%
--------------------------------------------------------------------------------------------

We may apply different bonus percentages to each premium payment by breaking out the payment according to the ranges in the above table and multiplying the portion of the payment allocated to each tier by that tier's current bonus percentage. However, a premium payment will only be allocated to the first tier if cumulative premium payments are less than or equal to $25,000. If the initial premium payment exceeds $25,000, the first tier will not apply and the second tier will apply to all cumulative premiums less than or equal to $125,000.

For example, an initial premium payment of $20,000 would receive a maximum bonus amount of $1,000 ($20,000 X 0.05 (tier 1)). If the initial premium payment is $100,000, the maximum bonus amount would be $5,500 ($100,000 X 0.055 (tier 2)).
However, an initial premium payment of $700,000 would receive a maximum bonus amount of $39,500 ($125,000 X 0.055 (tier 2)) + $375,000 X 0.055 (tier 3) +
$200,000 X 0.06 (tier 4)). When calculating each bonus amount, "cumulative premium payments" do not include bonus amounts we have previously added to your account value.

From time to time, we may offer a promotional program with promotional rates for XC Class Contracts issued within specified periods of time (each, a "Promotional Period"). Such promotional programs may apply to initial and/or subsequent premium payments received during the Promotional Period. Initial and/or subsequent premium payments received after the Promotional Period will receive the current bonus percentage in effect at that time. No bonus amount (or subsequent recapture thereof, as discussed below) applied pursuant to a promotional program will be based on a percentage that exceeds the maximum bonus percentages shown in the above table. We may terminate any promotional program, or offer another promotional program, at any time in our sole discretion.


If you return the Contract during the "free look" period (see "Right to Review ("Free Look")"), we will take back all of the bonus amount(s) we added to your Contract (i.e., recapture it). In addition, we may recapture the bonus in other circumstances. If you surrender the Contract within the three year period following our receipt of a premium payment, we will recapture all or a portion of the bonus amount; if you make a partial withdrawal within the three year period following our receipt of a premium payment, we may recapture all or a portion of the bonus amount. The bonus recapture percentages are presented in the following schedule:

------------------------------------------------------------------------------
                                            BONUS RECAPTURE PERCENTAGE FOR
    COMPLETED YEARS SINCE RECEIPT         SURRENDERS AND PARTIAL WITHDRAWALS
------------------------------------------------------------------------------
                 0                                       100%
------------------------------------------------------------------------------
                 1                                        65%
------------------------------------------------------------------------------
                 2                                        30%
------------------------------------------------------------------------------
                 3+                                       0%
------------------------------------------------------------------------------

If you die (or upon the death of the first owner to die, if the Contract has co-owners or the first annuitant, if any contract owner is not a natural person), we will only recapture the bonus amounts credited within the six months prior to the date of death and any bonus amount credited after the date of death. The amount recaptured will be based on the schedule shown above. If you die and your spouse continues the Contract, any remaining bonus amounts will no longer be subject to recapture. We do not recapture any bonus amounts on annuitization.


We will recapture bonus amounts from your account value at the end of the valuation period during which your transaction request for payment of a death benefit and due proof of death documentation is received and accepted at our Service Center.


For each premium payment, the bonus amount subject to recapture is equal to the applicable bonus recapture percentage multiplied by [(a) minus (b)] where:

     (a) is the bonus amount attributable to that premium; and

     (b) is the sum of: each previously recaptured bonus amount attributable to that premium payment divided by the bonus recapture percentage on the date such amount was recaptured.

If you make a partial withdrawal, we will deduct bonus amounts subject to recapture based on the associated premiums withdrawn from the Contract, which are assumed to be withdrawn on a "First In, First Out" (or "FIFO") basis. Currently, we do not recapture any bonus amounts on withdrawals that are within the "free withdrawal amount." The amount recaptured is based on the bonus amount subject to recapture multiplied by the ratio of: (i) the associated premium withdrawn which was subject to a surrender charge to (ii) the total amount of that premium remaining in the Contract immediately prior to the withdrawal which was subject to a surrender charge. We will deduct each recaptured bonus amount on a pro rata basis from among the subaccounts you are invested in, based on the ratio of your subaccount value to your account value before the partial withdrawal.

If we recapture a bonus, we will take back the bonus amount as if it had never been applied. However, you bear any investment loss and will retain any investment gain attributable to the bonus. We will not recredit any charges, including asset-based insurance charges, imposed on a bonus amount we later take back.

        For an example of how we calculate and recapture bonus amounts, see Appendix A.


        The XC Class imposes higher fees and charges that are used to fully or partially offset bonus amounts paid into the Contract. During the surrender charge period, the amount of the bonus may be more than offset by the applicable bonus recapture percentages, higher surrender charges, and higher asset-based insurance charges. Contract Classes that do not offer a bonus amount and have lower fees and charges may provide larger cash surrender values than the XC Class, depending on the performance of your chosen subaccounts. We encourage you to talk with your Financial Adviser and determine which Class of the Contract is most appropriate for you.

                                    PREMIUMS


MINIMUM AND MAXIMUM PREMIUMS. The initial premium must be $10,000 or more. The minimum subsequent premium is $50. The minimum premiums do not vary by Class. We may refuse to issue a Contract or accept additional premiums, if the total premiums paid under all variable annuity contracts issued by us and our affiliate, ML Life Insurance Company of New York, on your life (or the life of any co-owner or the life of any annuitant, if the owner is a non-natural person) exceed $1,000,000. No additional premiums will be accepted on or after the owner (or older co-owner or the annuitant or any older joint annuitant, if the owner is a non-natural person) reaches age 85. Restrictions on subsequent premiums also apply if you elect a GMWB. (See "Guaranteed Minimum Withdrawal Benefit" later in this Prospectus).


The Contract is only available as a nonqualified contract. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.


HOW TO MAKE PAYMENTS. You must either pay premium payments directly to our Service Center at the address printed on the first page of this Prospectus or have the money debited from your MLPF&S brokerage account.


AUTOMATIC INVESTMENT FEATURE. You may make systematic premium payments on a monthly, quarterly, semi-annual, or annual basis. Each payment must be for at least $50. Premiums paid under this feature must be deducted from an MLPF&S brokerage account specified by you and acceptable to us. You must specify how premiums paid under this feature will be allocated among the subaccounts. This feature cannot begin until at least 30 days (35 days in California) after the contract date. If you select the Asset Allocation Program or the Rebalancing Program, premiums will be allocated based on the model or the specified subaccounts and percentages you have selected. If you elect the GMWB, the Automatic Investment Feature will terminate upon your first withdrawal. You may change the specified premium amount, the frequency, the premium allocation, or cancel the Automatic Investment Feature at any time upon notice to us. We reserve the right to make changes to this feature at any time.


PREMIUM INVESTMENTS. As you direct, we will put premiums into the subaccounts corresponding to the Funds in which we invest account value. If your state requires us to return your premium(s) in the event you exercise your right to cancel the Contract, we will place your premium(s) into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date. After 14 days, we'll put the money into the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. If you have not made any withdrawals and we have placed your premiums in the BlackRock Money Market V.I. Subaccount for the first 14 days as described above, we guarantee we will allocate at least your premiums to your selected subaccounts after the 14 day period, regardless of charges or investment performance. We will not provide this guarantee to contract owners, in states where we return account value, who elect to put their premiums into the BlackRock Money Market V.I. Subaccount. We reserve the right to discontinue providing this guarantee for Contracts issued after a specified date. If your state permits us to return the account value in the event you exercise your right to cancel the Contract, we'll invest your premium immediately in the subaccounts you've selected or according to the composition of the asset allocation model you've selected in effect at that time. However, for Contracts issued in California, for contract owners who are 60 years of age or older, we will put all premiums in the BlackRock Money Market V.I. Subaccount for the first 35 days following the contract date, unless the contract owner directs us to invest the premiums immediately in other subaccounts. We also will not provide the guarantee discussed above to Contracts issued in California for contract owners who are 60 years of age or older, whose premiums are invested in the BlackRock Money Market V.I. Subaccount.



Currently, you may allocate your premium among up to 20 of the subaccounts. Allocations must be made in whole numbers. For example, 12% of a premium received may be allocated to the BlackRock Bond V.I. Subaccount, 58% allocated to the BlackRock High Income V.I. Subaccount, and 30% allocated to the BlackRock Large Cap Core V.I. Subaccount. However, you may not allocate 33 1/3% to the BlackRock Bond V.I. Subaccount and 66 2/3% to the BlackRock Large Cap Core V.I. Subaccount. If we don't get allocation instructions when we receive subsequent premiums, we will allocate those premiums according to the allocation instructions you last gave us. If your existing allocation instructions include any subaccounts that are closed, we will allocate amounts designated for such subaccount(s) pro rata among the remaining subaccounts you previously selected. We reserve the right to modify the limit on the number of subaccounts to which future allocations may be made.

                               ACCUMULATION UNITS

Each subaccount has a distinct value for each Class, called the accumulation unit value. The accumulation unit value for each Class and subaccount varies daily with the performance and expenses of the corresponding Fund. We use this value to determine the number of subaccount accumulation units represented by your investment in a subaccount.

                    HOW ARE MY CONTRACT TRANSACTIONS PRICED?

        - We calculate a Class-specific accumulation unit value for each subaccount at the close of trading on each day that the New York Stock Exchange is open.

        - Transactions are priced, which means that accumulation units in your Contract are purchased (added to your Contract) or redeemed (taken out of your Contract), at the accumulation unit value next calculated after our Service Center receives notice of the transaction.

        -  For premium payments, bonus amounts under an XC Class
           Contract, and transfers into a subaccount, accumulation units are purchased.

        - For payment of Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due, accumulation units are redeemed.

        - To the extent permitted by law, we may change when the accumulation unit value is calculated by giving you 30 days notice or we may defer calculation of the accumulation unit value if an emergency exists making valuation of assets in the Separate Account not reasonable practicable or if the SEC permits such deferral.

                    HOW DO WE DETERMINE THE NUMBER OF UNITS?

        - We determine the number of accumulation units purchased by dividing the dollar value of the premium payment, bonus amount under an XC Class Contract, or the amount transferred into a Class of a subaccount by the value of one accumulation unit for that Class of the subaccount for the valuation period in which the premium payment or transfer is made or bonus amount is added.

        - Similarly, we determine the number of accumulation units redeemed by dividing the dollar value of the amount of the Contract proceeds (i.e., withdrawals, surrenders, annuitization, and death benefits), transfers out of a Class of the subaccount, and deductions for any contract fee, any surrender charge, any recapture of bonus amounts (for an XC Class Contract), any ADB charge, any GMDB charge, any GMIB charge, or any GMWB charge, any transfer fee, and any premium taxes due by the value of one accumulation unit for that Class of a subaccount for the valuation period in which the redemption is made.

        - The number of subaccount accumulation units for a Contract will therefore increase or decrease as these transactions are made.

        - The number of subaccount accumulation units will not change as a result of investment experience or the deduction of asset-based insurance charges. Instead, this charge and investment experience are reflected in the calculation of the accumulation unit values.

When we establish a subaccount, we set an initial value for an accumulation unit for each Class of that subaccount. Accumulation unit values increase, decrease, or stay the same from one valuation period to the next. An accumulation unit value for any valuation period is determined by multiplying the accumulation unit value for that Class and subaccount for the prior valuation period by the net investment factor for that Class and subaccount for the current valuation period.

The net investment factor is an index used to measure the investment performance of a Class of a subaccount from one valuation period to the next. For any Class of any subaccount, we determine the net investment factor by dividing the value of the assets of that subaccount for that valuation period by the value of the assets of the subaccount for the preceding valuation period. We subtract from that result the daily equivalent of the asset-based insurance charge for that Class and subaccount for the valuation period. We also take reinvestment of dividends and capital gains into account when we determine the net investment factor.

We may adjust the net investment factor to make provisions for any change in tax law that requires us to pay tax on earnings in the Separate Account or any charge that may be assessed against the Separate Account for assessments or premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. (See "Charges, Deductions, and Credits - Other Charges.")

                          TRANSFERS AMONG SUBACCOUNTS


GENERAL. Before the annuity date, you may transfer all or part of your account value among the subaccounts up to twelve times per contract year without charge. You can make additional transfers among subaccounts during the contract year, but we will charge you $25 (guaranteed not to exceed $30) for each extra transfer. We will deduct the transfer fee pro rata from the amount transferred. If your premium(s) is placed into the BlackRock Money Market V.I. Subaccount for the first 14 days following the contract date (35 days in California, if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount), you may not make transfers during this period. Transfers made by us under the Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," and "Rebalancing Program.")


Transfers among subaccounts may be made in specific dollar amounts or as a percentage of account value. You must transfer at least $100 or the total value of a subaccount, if less. Your minimum value remaining in a subaccount after a transfer must be at least $100, or we will transfer the total value of that subaccount.

You may request transfers in writing or, once we receive proper telephone authorization, by telephone. Once we receive proper authorization, transfer requests may also be made through your Merrill Lynch Financial Advisor, or another person you designate. Transfers will be processed as of the end of the valuation period on the date the Service Center receives all the information necessary to process the transfer. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider telephone transfer requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

DISRUPTIVE TRADING. Frequent or short-term transfers among subaccounts, such as those associated with "market timing" transactions, can adversely affect the Funds and the returns achieved by contract owners. In particular, such transfers may dilute the value of the Fund shares, interfere with the efficient management of the Funds' investments, and increase brokerage and administrative costs of the Funds. Accordingly, frequent or short-term transfers by a contract owner among the subaccounts may adversely affect the long-term performance of the Funds, which may, in turn, adversely affect other contract owners and other persons who may have an interest in the Contract (e.g., annuitants and beneficiaries). In order to try to protect our contract owners and the Funds from potentially disruptive or harmful trading activity, we have adopted certain policies and procedures ("Disruptive Trading Procedures"). We employ various means to try to detect such transfer activity, such as periodically examining the number of "round trip" transfers into and out of particular subaccounts made by contract owners within given periods of time and/or examining transfer activity identified by the Funds on a case-by-case basis.


Our policies and procedures may result in restrictions being applied to contract owners who are found to be engaged in disruptive trading activities. Contract owners will be provided one warning in writing prior to imposition of any restrictions on transfers. If a "warned" contract owner engages in any further disruptive trading activities within the six-month period following a warning letter, we will notify the contract owner in writing of the restrictions that will apply to future transfers under a Contract. Currently, our restrictions require such contract owners to submit all future transfer requests through regular U.S. mail (thereby refusing to accept transfer requests via overnight delivery service, telephone, Internet, facsimile, other electronic means, or through your Financial Advisor). We will also require that the contract owner's signature on these transfer requests be notarized or signature guaranteed. If this restriction fails to limit further disruptive trading activities, we may additionally require a minimum time period between each transfer and refuse to execute future transfer requests that violate our Disruptive Trading Procedures. We currently do not, but may in the future, impose different restrictions, such as:


   - not accepting a transfer request from a third party acting under authorization on behalf of more than one contract owner;
   - limiting the dollar or percentage of account value that may be transferred among the subaccounts at any one time; and
   -  imposing a redemption fee on certain transfers.

Because we have adopted our Disruptive Trading Procedures as a preventative measure to protect contract owners from the potential adverse effects of harmful trading activity, we will impose the restriction stated in the notification on that contract owner even if we cannot identify, in the particular circumstances, any harmful effect from that contract owner's future transfers.


Despite our best efforts, we cannot guarantee that our Disruptive Trading Procedures will detect every potential contract owner engaged in disruptive trading activity, but we apply our Disruptive Trading Procedures consistently to all contract owners without special arrangement, waiver, or exception. Our ability to detect and deter such transfer activity may be limited by our operational systems and technological limitations. Furthermore, the identification of contract owners determined to be engaged in disruptive or harmful transfer activity involves judgments that are inherently subjective. In our sole discretion, we may revise our Disruptive Trading Procedures at any time without prior notice as necessary to better detect and deter frequent or short-term transfers that may adversely affect other contract owners or the Funds, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on contract owners engaged in disruptive trading activity. In addition, the other insurance companies and/or retirement plans that invest in the Funds may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we also cannot guarantee that the Funds (and thus contract owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Funds.



The Funds available as investment options under the Contract may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Funds describe any such policies and procedures. The disruptive trading policies and procedures of a Fund may be different, and more or less restrictive, than our Disruptive Trading Procedures or the disruptive trading policies and procedures of other Funds. We may not have the contractual authority or the operational capacity to apply the disruptive trading policies and procedures of the respective Funds that would be affected by the transfers. However, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who violate the disruptive trading policies established by the Fund.

Accordingly, to the extent permitted by applicable law, we reserve the right to refuse to make a transfer at any time that we are unable to purchase or redeem shares of any of the Funds available through the Separate Account, including any refusal or restriction on purchases or redemptions of their shares as a result of a Fund's own policies and procedures on disruptive trading activities.



Contract owners and other persons with interests in the Contracts also should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.



In the future, some Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.


                         DOLLAR COST AVERAGING PROGRAM

WHAT IS IT? The Contract offers an optional transfer program called Dollar Cost Averaging ("DCA"). This program may not begin until at least 30 days after the contract date. This program allows you to reallocate money at monthly or quarterly intervals from a designated subaccount to one or more other subaccounts. The DCA Program is intended to reduce the effect of short term price fluctuations on investment cost. Since we transfer the same dollar amount to selected subaccounts monthly or quarterly, the DCA Program allows you to purchase more accumulation units when prices are low and fewer accumulation units when prices are high. Therefore, you may achieve a lower average cost per accumulation unit over the long-term. However, it is important to understand that a DCA Program does not assure a profit or protect against loss in a declining market. If you choose to participate in the DCA Program you should have the financial ability to continue making transfers through periods of fluctuating markets.


If you choose to participate in the DCA Program, each month or quarter we will transfer amounts from the subaccount that you designate and allocate them in accordance with your allocation instructions to the subaccounts that you select as described in "Minimum Amounts" below.


If you choose the Asset Allocation Program, the Rebalancing Program or if you elect GMWB, you cannot use the DCA Program. We reserve the right to make changes to this program at any time.

PARTICIPATING IN THE DCA PROGRAM. You can choose the DCA Program any time before the annuity date. You may elect the DCA Program in writing or, once we receive proper telephone authorization, by telephone. Once you start using the DCA Program, you must continue it for at least three months. After three months, you may cancel the DCA Program at any time by notifying us in a form satisfactory to us. Once you reach the annuity date, you may no longer use this program.


MINIMUM AMOUNTS. To elect the DCA Program, you need to have a minimum amount of money in the designated subaccount from which the DCA transfers will be made. We determine the amount by multiplying the specified length of your DCA Program in months or quarters by your specified monthly or quarterly transfer amount. Amounts of $100 or more must be allotted for each transfer in the DCA Program. We reserve the right to change these minimums. Allocations must be designated in whole percentage increments. No specific dollar amount designations may be made. Should the amount in your designated subaccount drop below the selected monthly or quarterly transfer amount, you will need to put more money in to continue the DCA Program. You will be notified on your DCA confirmation of activity notice that the amount remaining in your designated subaccount has dropped below the selected monthly or quarterly transfer amount.



WHEN DO WE MAKE DCA TRANSFERS? You select the date for DCA transfers, within certain limitations. We will make the first DCA transfer on the selected date following the later of 30 days (35 days in

California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) after the contract date or the date we receive notice of your DCA election at our Service Center. We'll make subsequent DCA transfers on the same day of each succeeding month or quarter. You may change the frequency of the DCA transfers at any time. Currently, we don't charge for DCA transfers; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.


                            ASSET ALLOCATION PROGRAM

THE FOLLOWING IS A GENERAL DESCRIPTION OF THE ASSET ALLOCATION PROGRAM. A COMPLETE DESCRIPTION IS AVAILABLE IN THE BROCHURE FOR THE PROGRAM.

GENERAL. We make available to contract owners an Asset Allocation Program, for which our affiliate, Roszel Advisors, LLC ("Roszel Advisors"), provides investment advice. Roszel Advisors is an investment adviser registered under the Investment Advisers Act of 1940. If you participate in the Asset Allocation Program, Roszel Advisors will serve as your investment adviser solely for the purposes of the development of the asset allocation models and periodic updates to the models. The Asset Allocation Program can be elected at issue or in writing at any time after issue. If you elect the Asset Allocation Program you must include all account value in the Program. There is no charge for participation in the Asset Allocation Program. We may perform certain administrative functions on behalf of Roszel Advisors; however, we are not registered as an investment adviser and are not providing any investment advice in making the Program available. Furthermore, your Financial Advisor is not providing any investment advice related to the Asset Allocation Program.

THERE IS NO ASSURANCE THAT INVESTMENT RETURNS WILL BE BETTER THROUGH PARTICIPATION IN THE ASSET ALLOCATION PROGRAM. YOUR CONTRACT MAY STILL LOSE MONEY AND EXPERIENCE VOLATILITY.

ASSET ALLOCATION MODELS. Except as described below, a contract owner electing to participate in the Asset Allocation Program (a "Program participant") will have his or her account value allocated according to one of the model portfolios developed by Roszel Advisors. There are currently six asset allocation models to choose from:

   -  Capital Preservation
   -  Income
   -  Income and Growth
   -  Growth
   -  Aggressive Growth
   -  All Equity Plus

When electing the Asset Allocation Program, Program participants must complete a standardized questionnaire. Based on the results of the questionnaire, one of the asset allocation models is matched to the Program participant based on his or her investment goals and risk tolerance. Each asset allocation model is intended for a specific type of investor, from aggressive to conservative. Each model identifies specific subaccounts and the percentage of premium or account value allocated to each of those subaccounts. The Program participant then selects from the available asset allocation models, and may select a model other than the model indicated by the questionnaire.

All of the asset allocation models except the All Equity Plus model may include subaccounts which invest in fixed income funds, the concentration and selection of which depends on the particular investment risk for that model. It is intended that the All Equity Plus model will not use any fixed income funds and thus may be more aggressive than the other models available. You should only select the All Equity Plus model if it is appropriate for your investment goals and risk tolerance.

CHANGES TO THE COMPOSITION OF ASSET ALLOCATION MODELS. On a quarterly basis, Roszel Advisors reviews the asset allocation models and may adjust the composition of each model. Any adjustments become effective on the last business day of the calendar quarter.

If, as a result of such review, a change is made to an asset allocation model, Roszel Advisors will notify Program participants in advance of the change, and each Program participant will have the opportunity to reject the change. A Program participant who chooses to reject a model change creates his or her own portfolio (a "self-directed portfolio"). Roszel Advisors provides no investment advice related to the creation of a self-directed portfolio. Once a Program participant has rejected a change in a model, Roszel Advisors considers that Program participant to have rejected all future changes in the model and the Asset Allocation Program will be terminated. Therefore, a Program participant who rejects a model change and thereby creates a self-directed portfolio will not receive a periodic review of or changes to his or her portfolio, as would be provided by Roszel Advisors for the asset allocation models. In addition, those Program participants will no longer receive written materials from Roszel Advisors about the changes being made to the models. However, those Program participants can elect at any time to again participate in the Asset Allocation Program.


Contract owners who elect, either at issue or with respect to an existing Contract, to participate in the Asset Allocation Program within three weeks prior to the end of a calendar quarter will be provided, prior to their decision to elect the Asset Allocation Program, with information regarding the composition of both the current asset allocation model, as well as any changes to the model which will become effective on the last day of that calendar quarter.


INITIAL ALLOCATION TO THE SELECTED ASSET ALLOCATION MODEL. If you elect the Asset Allocation Program at the time you purchase a Contract, we will allocate your initial premium to the selected model on the contract date, unless your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount. If your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, we will allocate your account value at the end of the 14-day period (35-day period in California if the premium(s) is required to be allocated to the BlackRock Money Market V.I. Subaccount) in accordance with the asset allocation model that is in effect at that time. If you elect the Asset Allocation Program at any time after the contract date (and after any period that a premium is required to be allocated to the BlackRock Money Market V.I. Subaccount, if applicable), we will reallocate your account value in accordance with the selected model in effect as of the end of the valuation period when we receive the information necessary to process the request.


QUARTERLY REBALANCING. On the last business day of each calendar quarter, we automatically rebalance account value to maintain the subaccounts and percentages for each Program participant's selected asset allocation model. This quarterly rebalancing takes account of:

   - increases and decreases in account value in each subaccount due to subaccount performance,
   - increases and decreases in account value in each subaccount due to subaccount transfers, withdrawals (particularly if taken from specific subaccounts designated by the contract owner), and premium payments (particularly if allocated to specific subaccounts designated by the contract owner), and
   -  any adjustments Roszel Advisors has made to the selected model.


The first quarterly rebalancing will occur at the end of the first calendar quarter following the later of the election date or the end of the period during which your premium is required to be initially allocated to the BlackRock Money Market V.I. Subaccount, if applicable.


We will not automatically rebalance self-directed portfolios unless the contract owner elects the Rebalancing Program.


ALLOCATION OF FUTURE PREMIUMS. The asset allocation model that a Program participant selects will override any prior percentage allocations that the Program participant may have chosen and all future premiums will be allocated accordingly. For self-directed portfolios, future premiums for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of the Program participant's asset allocation model. Accordingly, Program participants with self-directed portfolios should consider providing specific allocation instructions with each premium payment or contacting us to update their default allocation instructions.



OTHER INFORMATION. At any time, a Program participant can request to change his or her selected model or the allocation of his or her account value among the subaccounts, or can elect to terminate the Asset Allocation Program. Roszel Advisors will contact Program participants at least annually to determine whether the Program participant's financial situation or investment objectives have changed. In addition, when we notify Program participants quarterly of changes to the models, we also will instruct them to notify Roszel Advisors of any changes to their financial situation or investment objectives or if they wish to change their selected model or create a self-directed portfolio.


Funds selected by Roszel Advisors to be part of an asset allocation model may be advised or subadvised by Roszel Advisors or one of its affiliates. To the extent that Roszel Advisors includes such proprietary Funds in its models, Roszel Advisors and/or its affiliates will receive additional compensation from the advisory fees of the Funds. (See "Certain Payments We Receive With Regard to the Funds" for information on compensation with regard to proprietary Funds.) Although Roszel Advisors and its affiliates may benefit financially from the inclusion of proprietary Funds in the asset allocation models, Roszel Advisers does not take such benefits into account in selecting the Funds for the models. You should be aware of this potential financial benefit, however, if you elect to participate in the Asset Allocation Program.

For more information on Roszel Advisor's role as investment adviser for Program participants, please see Roszel Advisor's brochure from their Form ADV, the SEC investment adviser registration form, which will be delivered to contract owners at the time they apply for a Contract. Please contact us if you would like to receive a copy of this brochure. Program participants may also contact us at 1-800-535-5549 with questions about the Asset Allocation Program or the asset allocation models at any time.

Currently, we don't charge for transfers under the Asset Allocation Program; they are in addition to the twelve annual transfers permitted without charge under the Contract. If you choose the DCA Program or the Rebalancing Program, you cannot also elect the Asset Allocation Program.

This Asset Allocation Program may be terminated or altered at any time by us.

                              REBALANCING PROGRAM

Under the Rebalancing Program, we will allocate your premiums and rebalance your account value quarterly, semi-annually, or annually based on the rebalancing date you select and according to the subaccounts and percentages you select based on your investment goals and risk tolerance.

If you elect the Rebalancing Program, we allocate your premiums in accordance with the subaccounts and percentages you have selected. You select the rebalancing frequency and the date for the initial rebalancing within certain limitations. The date you select cannot be earlier than 30 days from the contract date. On the date you select and on each rebalancing date thereafter based on the rebalancing frequency you select, we automatically reallocate your account value to maintain the particular percentage allocation among the subaccounts that you have selected. If based on your selected date, rebalancing would occur on a date that is not a business day, the rebalancing will occur on the business day following your selected date. You may change the frequency of the Rebalancing Program at any time.

We perform this periodic rebalancing to take account of:

   - increases and decreases in account value in each subaccount due to subaccount performance, and
   - increases and decreases in account value in each subaccount due to withdrawals, transfers, and premium payments.

The Rebalancing Program can be elected at issue or at any time after issue. You may elect the Rebalancing Program in writing or, once we receive proper telephone authorization, by telephone. If you elect the Rebalancing Program, you must include all account value in the program. We allocate all premiums paid under the automatic investment feature and, unless you instruct us otherwise, all other premiums in accordance with the particular percentage allocation among the subaccounts that you have selected. The percentages that you select under the Rebalancing Program will override any prior percentage allocations that you have chosen and we will allocate all future premiums accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. Currently, we don't charge for transfers under this program; they are in addition to the twelve annual transfers permitted without charge under the Contract each contract year.

We reserve the right to make changes to this program at any time. If you choose the Asset Allocation Program or the DCA Program, you cannot also elect the Rebalancing Program.

                              PARTIAL WITHDRAWALS


WHEN AND HOW PARTIAL WITHDRAWALS ARE MADE. Before the annuity date, you may make lump-sum withdrawals from the Contract. Under certain circumstances, you may make systematic withdrawals. (See "Partial Withdrawals - Systematic Withdrawal Program.") Surrender charges may apply and, for XC Class Contracts, bonus amounts may be recaptured. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) We don't impose a surrender charge on withdrawals to the extent that they do not exceed the "free withdrawal amount" determined as of the date of the withdrawal request.


THE "FREE WITHDRAWAL AMOUNT"       (a) = sum of: 10% of the amount of each premium
EQUALS THE GREATER OF (a) OR       subject to a surrender charge (not to exceed the
(b), WHERE:                        amount of each premium that has not been previously
                                   withdrawn as of the beginning of the contract year);
                                   less any prior withdrawals during that contract year;
                                   and
                                   (b) = the gain in the Contract plus premiums
                                   remaining in the Contract that are no longer subject
                                   to a surrender charge.

THE GAIN IN THE CONTRACT IS        (a) = all premiums paid into the Contract less prior
DETERMINED AS THE EXCESS, IF       withdrawals of premiums, and
ANY, OF (b) OVER (a) WHERE:        (b) = the contract value just prior to the
                                   withdrawal.

Any amount previously withdrawn from the Contract during that contract year will be taken into account in determining the "free withdrawal amount" available as of the date of the withdrawal request. For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. We do not currently recapture bonus amounts for withdrawals within the "free withdrawal amount." Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis.

Withdrawals are subject to tax to the extent of gain and prior to age 59 1/2 may also be subject to a 10% federal penalty tax. (See "Federal Income Taxes.")

        EXAMPLE. Assume that you pay an initial premium of $100,000 and a Class B Contract is issued on June 1, 2007. Assume that your account value equals $105,000 on November 1, 2007 due to positive investment performance. On that date, you withdraw $20,000. The "free withdrawal amount" equals $10,000 determined as the greater of (a) 10% of each premium subject to a surrender charge (not to exceed the premiums that had not been previously withdrawn as of the beginning of the contract year), less any prior withdrawals during that contract year (10% of $100,000 = $10,000); and (b) gain ($105,000 - $100,000 = $5,000).
        Accordingly, $10,000 of your withdrawal would not be subject to a surrender charge, while the remaining $10,000 would be subject to a surrender charge.


Unless you direct us otherwise, we will make lump-sum withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. You may make a withdrawal request in writing to our Service Center or, once you've submitted a proper telephone authorization form to our Service Center, by telephone, but only if the amount withdrawn is to be paid into a Merrill Lynch brokerage account or sent to the address of record. We will process your partial withdrawal as of the end of the valuation period during which we receive the necessary information. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (EST), even if due to our delay in answering your call, we will consider telephone withdrawal requests to be received the following business day. (See "Other Information - Notices and Elections" for additional information on potential delays applicable to telephone transactions.)

MINIMUM AMOUNTS. The minimum amount that may be withdrawn is $100. Unless you have elected a GMWB rider, we will not process a withdrawal which would reduce the surrender value below $5,000. We reserve the right to change these minimums.


SYSTEMATIC WITHDRAWAL PROGRAM. You may have automatic withdrawals of a specified dollar amount made monthly, quarterly, semi-annually, or annually. We currently limit the total amount of these withdrawals in any contract year to the sum of: 10% of the amount of each premium subject to a surrender charge (not to exceed the amount of each premium that has not been previously withdrawn as of the beginning of the contract year); plus remaining premiums no longer subject to surrender charge. Each withdrawal must be for at least $100 and the remaining surrender value must be at least $5,000. You may change the specified dollar amount or frequency of withdrawals or stop the Systematic Withdrawal Program at any time upon notice to us. We will make systematic withdrawals from subaccounts in the same proportion as the subaccounts bear to your account value. This feature may not begin until at least 30 days (35 days in California) after the contract date.

We reserve the right to restrict the maximum amount that may be withdrawn each year under the Systematic Withdrawal Program and to make any other changes to this program at any time. The Systematic Withdrawal Program will end if the systematic withdrawals, when added to prior lump sum withdrawals from the Contract in the same contract year, exceed the "free withdrawal amount" described under "When and How Withdrawals are Made" above.

                                   SURRENDERS

At any time before the annuity date you may surrender the Contract through a full withdrawal of the surrender value, subject to the following conditions.


  Surrenders                  -  Any request to surrender the Contract must be in writing.
                              -  The Contract must be delivered to our Service Center.
                              -  We will pay you an amount equal to the surrender value as of the end of the valuation period when we process the
                                 surrender, which is equal to the account value minus any
                                 surrender charge (which varies according to the Class of the
                                 Contract), minus any recaptured bonus amount (for XC Class
                                 Contracts), minus any applicable contract fee, minus any
                                 uncollected ADB charge, minus any uncollected GMDB charge, minus any uncollected GMIB charge or minus any uncollected
                                 GMWB charge, and minus any applicable charge for premium
                                 taxes. (See "Charges, Deductions, and Credits.")
                              -  We won't impose a surrender charge on the "free withdrawal amount" determined as of the date of the surrender request.
                                 (See "Partial Withdrawals" for a discussion of the
                                 calculation of the "free withdrawal amount.")
                              -  Surrenders are subject to tax and, if made prior to age
                                 59 1/2, may also be subject to a 10% federal penalty tax.

  Surrender Charges           -  B Class imposes a surrender charge on withdrawals equal to a
  by Class                       maximum of 7.0% of each premium payment, reducing annually over 7 years following each premium payment;
                              -  L Class imposes a surrender charge on withdrawals equal to a maximum of 6.0% of each premium payment, reducing annually over 4 years following each premium payment;
                              -  C Class imposes a surrender charge on withdrawals equal to
                                 2.0% of each premium payment during the first year following payment of each premium; and
                              -  XC Class imposes a surrender charge on withdrawals equal to a maximum of 8.0% of each premium payment, reducing over 9 years following each premium payment.

For more information on surrender charges, see "Charges, Deductions, and Credits - Surrender Charge."

                    DEATH OF ANNUITANT PRIOR TO ANNUITY DATE


If the owner is a natural person and the annuitant dies before the annuity date, and the annuitant is not the contract owner, the contract owner may designate a new annuitant. If a new annuitant is not designated, the contract owner (or the oldest co-owner) will become the annuitant. If the contract owner is not a natural person, upon the death of the annuitant (or the first annuitant to die if there are joint annuitants), no new annuitant may be named and the death benefit will be paid to the beneficiary. If the sole primary beneficiary is the deceased annuitant's surviving spouse, he or she may instead elect to continue the Contract. (See "Spousal Beneficiary Continuation Option.")


                                 DEATH BENEFIT


STANDARD DEATH BENEFIT. The Contract provides a death benefit to the beneficiary if you die (or upon the death of the first owner to die, if there are co-owners, or the annuitant (or the first annuitant to die if there are joint annuitants), if the owner is a non-natural person) before the annuity date. UNLESS YOU PURCHASE AN OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"), THE STANDARD DEATH BENEFIT EQUALS THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES (AND FOR XC CLASS CONTRACTS, ANY BONUS AMOUNTS SUBJECT TO RECAPTURE), ON THE DEATH OF THE OWNER. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recapture.) If the standard death benefit applies, no minimum amount is guaranteed and the death benefit will fluctuate based on the investment performance of the subaccounts in which you invest.



GMDB OPTIONS. For an additional charge, you may elect one of the GMDB options available under the Contract if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are (i) age 75 or under on the contract date for the Maximum Anniversary Value GMDB and the Greater of Maximum Anniversary Value and Roll-Up GMDB; (ii) age 80 or under for the standard Return of Premium GMDB and the Return of Premium GMDB (GMWB version); and (iii) age 70 or under for the Return of Premium GMDB (GMIB version). IF YOU PURCHASE A GMDB, UNDER THE B CLASS, L CLASS, OR C CLASS CONTRACTS, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE LESS UNCOLLECTED CHARGES OR THE GMDB BASE (DESCRIBED BELOW). HOWEVER, IF YOU PURCHASE A GMDB UNDER THE XC CLASS CONTRACT, THE DEATH BENEFIT EQUALS THE GREATER OF THE ACCOUNT VALUE, LESS UNCOLLECTED CHARGES AND ANY BONUS AMOUNTS SUBJECT TO RECAPTURE ON THE DEATH OF THE OWNER OR THE GMDB BASE. (See "Features and Benefits of the Contract - Bonus Payment and Recapture" for more information on bonus recaptures.) If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable. This limitation does not apply when there is a change of owner and the life upon which payment of the death benefit is based does not change.


The GMDB options are:


   -  Return of Premium GMDB (standard)


   - Return of Premium GMDB (GMIB version), available only if you elect GMIB EXTRA*


   -  Return of Premium GMDB (GMWB version), available only if you elect a GMWB*

   -  Maximum Anniversary Value GMDB
   -  Greater of Maximum Anniversary Value and Roll-Up GMDB

Once you elect a GMDB option, you cannot change or cancel it. Although we currently permit a GMDB option to be elected at issue only, we reserve the right to permit contract owners to elect a GMDB after issue in the future. The GMDB, however, will terminate if you annuitize or surrender the Contract, upon

-------------------------------


* Only available to contract owners who purchased the Contract on or after January 12, 2007.

death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the GMDB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner. In addition, if you elected a GMWB, the GMDB will terminate if an annuity date is set because your GMWB reaches settlement (see "Guaranteed Minimum Withdrawal Benefit").



GMDB BASE - RETURN OF PREMIUM (STANDARD). If you purchase the Return of Premium GMDB, the GMDB Base equals:



     -  the premiums paid into the Contract less
                                                          For this formula, each "adjusted"
     -  "adjusted" withdrawals from the Contract.         withdrawal equals the amount withdrawn
                                                          multiplied by (a) / (b) where:
                                                            (a) = GMDB Base and
                                                            (b) = the account value.
                                                          Both (a) and (b) are calculated
                                                          immediately prior to the withdrawal.


GMDB BASE -- RETURN OF PREMIUM (GMIB VERSION).* If you purchase the Return of Premium GMDB (GMIB version), the GMDB Base equals:



    -  the premiums paid into the Contract less
                                                       For this formula, the GMDB Base is reduced
    -  "adjusted" withdrawals from the Contract.       dollar-for-dollar for withdrawals up to 5% of
                                                       the GMIB EXTRA Roll-Up Base at the beginning of
Please note that the Return of Premium GMDB (GMIB      a contract year (known as the "dollar-for-dollar
version) DIFFERS from the standard Return of           limit"). That is, the "adjusted" withdrawal is
Premium GMDB in the following ways:                    equal to the withdrawal amount. If a requested
                                                       withdrawal during the contract year causes total
    -  The GMDB Base is reduced dollar-for-dollar      withdrawals during the contract year to exceed
       for withdrawals up to the dollar-for-dollar     the dollar-for-dollar limit, then the GMDB Base
       limit. Only if a requested withdrawal during    equals the current GMDB Base reduced by the
       the contract year causes total withdrawals      "adjusted withdrawal" amount, which equals the
       during the contract year to exceed the          requested withdrawal amount multiplied by (a)
       dollar-for-dollar limit will the GMDB Base      divided by (b) where:
       then equal the current GMDB Base reduced pro
       rata.                                                     (a) = GMDB Base
    -  If a permissible owner/annuitant change is                (b) = the account value.
       made (other than as a result of spousal         Both (a) and (b) are calculated immediately
       continuation, or if ownership is transferred    prior to such withdrawal.
       from an individual to a trust/entity with
       the same tax identification and vice versa),
then the Return of Premium GMDB Base (GMIB version)
will be reset to equal the current contract value,
if lower.

     -  The Return of Premium GMDB (GMIB version) will terminate if the GMIB EXTRA rider terminates
        (for a reason other than surpassing the GMIB EXTRA last exercise date), the GMIB EXTRA rider is exercised, or the Contract reaches maturity. Please note: If the GMIB EXTRA rider terminates because the last exercise date has passed, in order to continue the Return of Premium GMDB
        (GMIB Version) rider, you must continue to comply with the Allocation Guidelines and
        Restrictions. (See "Allocation Guidelines and Restrictions" under "Guaranteed Minimum Income
        Benefit EXTRA.")

     -  The Return of Premium GMDB (GMIB version) is only available if the owner/annuitant is age 70 or under on the contract date (age 80 or under for the standard Return of Premium GMDB).

GMDB BASE -- RETURN OF PREMIUM (GMWB VERSION).* If you purchase the Return of Premium GMDB (GMWB version), the GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount. As stated in the section "Guaranteed Minimum Withdrawal Benefit", the Guaranteed Lifetime Amount is determined by multiplying the GMWB Base by the Lifetime Income Percentage based on the (younger) annuitant's age at the time of the first withdrawal on or after the date the GMWB rider becomes effective. If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount. The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base. (See "GMWB Base" later in this Prospectus for a discussion on how the GMWB Base is calculated).



If a permissible owner/annuitant change is made (other than as a result of spousal continuation or ownership is transferred from an individual to a trust/entity with the same tax identification and vice versa), then the GMDB Base will be reset to equal the current contract value, if lower.



Please note that the Return of Premium GMDB (GMWB version) DIFFERS from the standard return of Premium GMDB in the following ways:



     - The GMDB Base is reduced dollar-for-dollar for withdrawals in any contract year up to the current Guaranteed Lifetime Amount, whereas all withdrawals under the standard Return of Premium GMDB reduce the GMDB Base proportionately.



     - If a withdrawal causes total withdrawals for that contract year to exceed the Guaranteed Lifetime Amount, the GMDB Base equals the lesser of the account value after the excess withdrawal or the GMDB Base reduced by the withdrawal amount.



     - The GMDB Base is not permitted to exceed the GMWB Base; therefore, if the resulting GMDB Base is higher than your GMWB Base, we will reset your GMDB Base to equal your GMWB Base.


GMDB BASE - MAXIMUM ANNIVERSARY VALUE. If you purchase the Maximum Anniversary Value GMDB, the GMDB Base equals the greatest of the anniversary values.

An anniversary value is equal to the contract value, on the contract date or on a contract anniversary increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary. "Adjusted withdrawals" are calculated according to the formula used for the Return of Premium GMDB Base, as described above.

We will calculate an anniversary value on the contract date and for each contract anniversary thereafter through the earlier of the contract anniversary on or following your 80(th) birthday or the anniversary on or prior to your date of death. If the Contract has or had co-owners, we will use the oldest owner's 80(th) birthday or the anniversary on or prior to any owner's date of death. If an owner is a non-natural person, we will use the oldest annuitant's 80(th) birthday or the anniversary value on or prior to any annuitant's date of death.


If there is a change of owner and the GMDB continues, subsequent changes in owner (i.e., spousal continuation) will not increase the period of time used to determine anniversary values. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine anniversary values and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new


-------------------------------


* Only available to contract owners who purchased the Contract on or after January 12, 2007.

limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

        For an example of the calculation of the Maximum Anniversary Value GMDB, see Appendix B.

GMDB BASE - GREATER OF MAXIMUM ANNIVERSARY VALUE AND ROLL-UP. If you purchase the Greater of Maximum Anniversary Value and Roll-Up GMDB, the GMDB Base is the greater of:

     -  the GMDB Maximum Anniversary Value Base; or

     -  the GMDB Roll-Up Base.

The GMDB Maximum Anniversary Value Base is calculated as discussed above and all of the applicable limitations apply.


GMDB BASE - ROLL-UP. The GMDB Roll-Up Base equals the sum of GMDB Roll-Up Base A and GMDB Roll-Up Base B. Dividing the GMDB Roll-Up Base into these components allows us to apply different rates of interest to the GMDB Roll-Up Base associated with certain subaccounts (called "Restricted Subaccounts"). The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount, the Eaton Vance VT Floating-Rate Income Subaccount, and the Roszel/JPMorgan Multi-Cap Market Neutral Subaccount.


     GMDB ROLL-UP BASE A:  GMDB Roll-Up Base A is equal to:

      - the initial premium allocated to subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5% (3% for Contracts issued in Washington), plus

      - subsequent premiums allocated to and account value transferred into subaccounts other than the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 5% (3% for Contracts issued in Washington), less

      - all "adjusted" withdrawals and all transfers from subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 5% (3% for Contracts issued in Washington).

     The GMDB Roll-Up Base A will not be less than zero.

        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% (3% for Contracts issued in Washington) times the GMDB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

         (a) = GMDB Roll-Up Base A and

         (b) = the account value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

     GMDB ROLL-UP BASE B:  GMDB Roll-Up Base B is equal to:

        - the initial premium allocated to the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 3%, plus

        - subsequent premiums allocated to and account value transferred into the Restricted Subaccounts after the contract date, with interest compounded daily from the contract anniversary on or following each premium payment or transfer at an annual rate of 3%, less

        - all "adjusted" withdrawals and all transfers from the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following each withdrawal or transfer at an annual rate of 3%.

     The GMDB Roll-Up Base B will not be less than zero.

        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMDB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

         (a) = GMDB Roll-Up Base B and

         (b) = the account value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

The period during which interest will accrue for purposes of calculating the GMDB Roll-Up Base A or the GMDB Roll-Up Base B is limited. Interest accrues until the earliest of:

     1.  The 20(th) contract anniversary;

     2. The contract anniversary on or following the oldest owner's (or the annuitant's, if the owner is a non-natural person) 80(th) birthday;

     3. The date of death of the owner (or the first owner to die if the Contract has co-owners or the first annuitant, if the owner is a non-natural person).

If there is a change of owner and the GMDB continues, subsequent changes in owner will not increase the period of time used to determine interest. At the time of the ownership change, if as of the contract date a new owner was older than the owner whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new owner, but will not be reset to a date earlier than the date of the ownership change.

        For an example of the calculation of the Greater of Maximum Anniversary Value and Roll-Up GMDB, see Appendix D.

CHANGE OF OWNER. For Contracts with a GMDB option, any change to the contract owner(s) will terminate the GMDB unless:

   - The new owner is a spouse or a child of the owner being changed and was age 75 or under on the contract date;
   -  An owner's spouse or child is removed as an owner;
   - As a result of the creation or termination of a trust, the life upon which payment of the death benefit is based has not changed; or
   - The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

GMDB LIMITATION. If a contract owner dies (or the annuitant, if the owner is a non-natural person) within 90 days of the contract date or within 6 months of the date of a change of owner where there was a change in the life upon which payment of the death benefit is based (except under the spousal beneficiary continuation option), the GMDB Base is zero and no GMDB will be payable.

GMDB CHARGE. We deduct a charge for the selected GMDB option that compensates us for the costs and risks we assume in providing the GMDB benefit. (See "Charges, Deductions, and Credits - GMDB Charge.")

                            ADDITIONAL DEATH BENEFIT

You may elect the Additional Death Benefit ("ADB") for an additional charge. The ADB may provide coverage in addition to that provided by your death benefit. The ADB is designed to help offset expenses, including income taxes, attributable to payment of the death benefit. The ADB, like the death benefit payable under the Contract, is subject to federal income taxes. You cannot elect the ADB if you (or the older owner, if the Contract has co-owners, or the annuitant, if the owner is a non-natural person) are age 76 or older on the contract date. Once you elect the ADB, you cannot cancel it. The ADB, however, will terminate if you annuitize or surrender the Contract, upon death (unless the Contract is continued by an eligible spousal beneficiary who qualifies to continue the ADB rider), or if the Contract otherwise terminates. It may also terminate or the benefit may be reduced if there is a change of owner.

The ADB effective date is the contract date unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option and the rider remains in effect. In that case, the ADB effective date is the spousal continuation date. See "Spousal Beneficiary Continuation Option."

THE AMOUNT OF THE ADB DEPENDS UPON THE AMOUNT OF GAIN IN YOUR CONTRACT SINCE THE ADB EFFECTIVE DATE. BECAUSE WITHDRAWALS AND POOR INVESTMENT PERFORMANCE OF THE FUNDS WILL REDUCE THE AMOUNT OF GAIN IN YOUR CONTRACT, THEY WILL REDUCE THE VALUE OF THE ADB. IT IS POSSIBLE THAT THE ADB MAY NOT HAVE ANY VALUE.

The ADB is not available in Washington.

The ADB is equal to the lesser of:

   -  the ADB Gain multiplied by the ADB Gain Factor; and
   -  the ADB Cap multiplied by the ADB Cap Factor.

The ADB will be determined as of the date we receive due proof of death of the owner (the first owner to die if the Contract has co-owners or the annuitant if the owner is a non-natural person) at our Service Center. Any ADB will increase the death benefit otherwise payable under the Contract. If the Contract has more than one beneficiary, the ADB will be determined separately for each beneficiary as of the date we receive due proof of death from each such beneficiary. For purposes of this calculation, the following definitions apply:

ADB Gain:  Account value less uncollected charges
and bonus amounts subject to recapture upon death      "ADB premiums" are equal to (a) - (b) where:
less ADB premiums, but not less than zero.
                                                       (a) = the premiums paid into the Contract;
ADB Gain Factor:  If the oldest owner (or the
annuitant, if the owner is a non-natural person)       (b) = prior withdrawals in excess of the ADB
was under age 70 on the ADB effective date, the ADB          Gain after the contract date.
Gain Factor is 45%. If oldest owner (or annuitant,
if the owner is a non-natural person) was age 70 or    For purposes of this calculation, the ADB Gain
older on the ADB effective date, the ADB Gain          is assumed to be withdrawn first.
Factor is 30%.

ADB Cap: ADB premiums less any premiums paid within six months prior to an owner's (or the annuitant's, if the owner is a non-natural person) date of death and less any premiums paid after the date of death and prior to the date we receive due proof of death.

ADB Cap Factor: If the oldest owner (or the annuitant, if the owner is a non-natural person) was under age 70 on the ADB effective date, the ADB Cap Factor is 45%. If the oldest owner (or the annuitant, if the owner is a non-natural person) was age 70 or older on the ADB effective date, the ADB Cap Factor is 30%.

ADB LIMITATION. If an owner (or the annuitant, if the owner is a non-natural person) dies within 90 days of the ADB effective date, or within six months of the date of a change of owner where the life upon which payment of the ADB is based has changed (unless under the spousal beneficiary continuation option), we will not pay the ADB.

CHANGE OF OWNER.  If there is change of owner, the ADB will terminate unless:

   - The new owner is a spouse or a child of the owner being changed and was age 75 or under on the ADB effective date;
   -  An owner's spouse or child is removed as an owner;
   - As a result of the creation or termination of a trust, the life upon which payment of the ADB is based has not changed; or
   - The change is the result of continuation of the Contract under the spousal beneficiary continuation option and on the spousal continuation date the spouse was not over age 75.

If there is a new owner (other than an eligible spousal beneficiary who continues the Contract) and the ADB rider remains in effect, the ADB Gain Factor and the ADB Cap Factor will be determined using the new owner's age if as of the ADB effective date the new owner was older than the owner whose age was being used to determine these factors immediately prior to the change of owner. See "Spousal Beneficiary Continuation Option" for a description of the changes in the ADB if an eligible spousal beneficiary continues the Contract.

ADB CHARGE. We deduct a charge for the ADB that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - ADB Charge.")

           For an example of the calculation of ADB, see Appendix E.

                            PAYMENT OF DEATH BENEFIT

Unless you have provided otherwise, the death benefit will be paid to, or in equal shares to:

     a. The primary beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no primary beneficiary survives you,

     b. The contingent beneficiary who survives you (or who survives the annuitant if the owner is a non-natural person); or, if no contingent beneficiary survives you,

     c.  Your estate.

If a beneficiary survives you, but dies before the death benefit is paid, the heirs or estate of such beneficiary are entitled to the death benefit that would otherwise have been paid to such beneficiary.

The beneficiary must receive his or her respective death benefit under one of the following payment options, unless an eligible spousal beneficiary continues the Contract under the spousal beneficiary continuation option. See "Spousal Beneficiary Continuation Option."

Death Benefit               -  OPTION 1:  payment of the death benefit in a lump sum within
Payment Options                five years of the date of such owner's death; or
                            -  OPTION 2:  payment of the entire death benefit within five years of the date of such owner's death; or
                            -  OPTION 3:  payment of the death benefit under an annuity option over the lifetime of such beneficiary, or over a
                               period that does not exceed the life expectancy, as defined by Internal Revenue Service regulations, of such
                               beneficiary, with payments starting within one year of the date of death of such owner. This option is not available if the beneficiary is a non-natural person.

We determine the death benefit as of the date we receive certain information at our Service Center. We call this information due proof of death. It consists of the Beneficiary Statement, a certified death certificate, and any additional documentation we may need to process the death claim. If we haven't received the other documents within 60 days following our receipt of a certified death certificate, we will consider due proof of death to have been received and we pay the death benefit in a lump sum, unless there is an eligible spousal beneficiary, in which case we will automatically continue the Contract under the spousal beneficiary continuation option. For multiple beneficiaries, we will pay the first beneficiary to provide us with due proof of death his or her share of the death benefit. We will not pay any remaining beneficiary his or her share of the death benefit until we receive due proof of death from that beneficiary. Such beneficiaries continue to bear the investment risk that the account value will increase or decrease until such time as they submit due proof of death or until 60 days following our receipt of a certified death certificate, whichever is sooner.


If the age of an owner (or an annuitant, if the owner is a non-natural person) is misstated, any death benefit will be adjusted to reflect the correct age.


Generally, death benefit proceeds are taxable to the extent of gain. (See "Federal Income Taxes - Taxation of Death Benefit Proceeds.")



     THE PAYMENT OF THE DEATH BENEFIT IS SUBJECT TO OUR FINANCIAL STRENGTH


                           AND CLAIMS PAYING ABILITY.


                    SPOUSAL BENEFICIARY CONTINUATION OPTION

If you die before the annuity date and your beneficiary is an eligible spousal beneficiary, your spouse may elect to continue the Contract. To be an eligible spousal beneficiary, the spouse must not have been older than age 80 on the contract date. If your spouse has not chosen a death benefit payment option by the end of the 60 day period following our receipt of the certified death certificate, we will continue the Contract under the spousal beneficiary continuation option. The "spousal continuation date" is the date on which the eligible spousal beneficiary provides all of the information required to continue the Contract or the date the spousal beneficiary continuation option is automatically applied.


Your spouse becomes the contract owner and the beneficiary until he or she names a new beneficiary. If the death benefit which would have been paid to the surviving spouse is greater than the account value less uncollected charges as of the spousal continuation date, we will increase the account value of the continued Contract to equal the death benefit we would have paid to the surviving spouse. On the spousal continuation date, any increase will be allocated to subaccounts based on the ratio of account value in each subaccount to the account value prior to the increase. If, on the spousal continuation date, your spouse is over (i) age 75 for the Maximum Anniversary Value GMDB, Greater of Maximum Anniversary Value and Roll-Up GMDB, and the ADB; (ii) age 80 for the standard Return of Premium GMDB and the Return of Premium GMDB (GMWB version); and (iii) age 70 for the Return of Premium GMDB (GMIB version), the GMDB or the ADB option will end.


If the ADB continues, we will make the following adjustments to the ADB:
   -  The ADB effective date will be reset to spousal continuation date.
   - The ADB Gain Factor and the ADB Cap Factor will be based on the age of the spouse (and the oldest of all owners since the ADB effective date.)
   - The ADB premiums will be equal to the account value (less uncollected charges) on the spousal continuation date increased by premiums paid after that date and decreased by withdrawals in excess of the ADB Gain after that date.

Any GMIB rider will continue unless the annuitant is changed on the spousal continuation date and the new annuitant was over age 75 on the contract date.

The GMWB rider may continue if an eligible spousal beneficiary is at least 60 years old on the spousal continuation date. (See "Guaranteed Minimum Withdrawal Benefit - Spousal Beneficiary," later in this Prospectus.)

                          PAYMENTS TO CONTRACT OWNERS

We'll make any payments to you usually within seven days of our Service Center receiving your proper request. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules or regulations.

We may suspend or defer payments in the event that:

   a.  the New York Stock Exchange is closed;

   b. trading on the New York Stock Exchange is restricted by the Securities and Exchange Commission;

   c. the Securities and Exchange Commission declares that an emergency exists making it not reasonably practicable to dispose of securities held in the Separate Account or to determine the value of the Separate Account's assets;

   d. the Securities and Exchange Commission by order so permits for the protection of security holders; or

   e. the payment is derived from a check used to make a premium payment which has not cleared through the banking system.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block a contract owner's ability to make certain transactions and thereby refuse to accept any premium payments or requests for transfers, withdrawals, surrenders, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

                                CONTRACT CHANGES


Changes to the              -  Requests to change an owner, beneficiary, annuitant, or the
Contract                       annuity date of a Contract (if permitted and acceptable to
                               us) will take effect as of the date we receive such a
                               request, unless we have already acted in reliance on the
                               prior status.
                            -  We are not responsible for the validity of such a request.
                            -  Only our President, Vice President, Secretary, or Assistant
                               Secretary may change this Contract. No one else has
                               authority to modify or waive any provision of the Contract.
                            -  Any change must be in writing, signed, and received at our
                               Service Center.
                            -  At any time, we may make such changes to the Contract,
                               without your consent as required to make it conform with any law, regulation, or ruling issued by a government agency.
                            -  We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority
                               and you.


                                ANNUITY PAYMENTS


We'll make the first annuity payment on the annuity date, and payments will continue according to the annuity option selected. You may select an annuity date that may not be earlier than the first Contract anniversary and may not be later than the maturity date. The maturity date is the oldest annuitant's 95th birthday. If you do not select an annuity date, the annuity date is the maturity date. You may change the annuity date at any time before the maturity date. For all Contracts, the annuity date must be at least twelve months after the contract date.



Contract owners may select from a variety of fixed annuity payment options that we make available from those outlined below in "Annuity Options." If you don't choose an annuity option, we'll use the Life Annuity with Payments Guaranteed for 10 Years annuity option. We reserve the right to change the default annuity payment option at our discretion. You may change the annuity option before the annuity date. An option not set forth in this Prospectus may be chosen if it is acceptable to us. Although we currently do not permit partial annuitization, we reserve the right to permit it in the future.

We calculate your annuity payments as of the annuity date, not the date when the completed annuitization request form is received at the Service Center in good order. Until the annuity date, your account value will fluctuate in accordance with the performance of the investment options you have selected. After the annuity date, your Contract does not participate in the performance of the Separate Account. On the annuity date, the annuity value will be transferred to our general account and will be applied to the annuity option at the current payout rates, which we will furnish at your request. We determine the dollar amount of annuity payments by applying your annuity value (which equals your account value, less any uncollected GMDB charge, ADB charge, GMIB charge or GMWB charge and any applicable Contract fee, and any applicable premium taxes) on the annuity date to our then current annuity payout rates. Payout rates show the amount of periodic payment that a $1,000 value buys. These rates are based on the annuitant's age and sex (where permitted) and payment options and payment frequency at the time payments begin.

The payout rates cannot be less than the guaranteed payout rates which are based on the annuitant's "adjusted age", the guaranteed mortality table (if applicable), and the guaranteed interest rate.


The guaranteed interest rates will never be less than 1% per year. The interest rate is indexed and is determined as follows: for each calendar quarter the interest rate is equal to the average of 5-year constant maturity treasury rates as reported by the Federal Reserve over a consecutive 12 month period ending the second month of the previous calendar quarter, rounded to the nearest one-twentieth of 1%, less 1.25%.


You may choose to receive payments at any payment interval which we make available, but not less frequently than once per year. In most states, if the annuity value on the annuity date is less than $2,000, we will pay the annuity value in a lump sum. If any annuity payment would be less than $20, we may change the frequency of payments so that all payments will be at least $20. If after the change in frequency, the annual payment is less than $20, we will pay the annuity value in a lump sum. Unless you tell us differently, we'll make annuity payments directly to your Merrill Lynch brokerage account.

EVIDENCE OF SURVIVAL. We may require proof that any person on whose continued life any payments are based is alive. We reserve the right to withhold or discontinue payments until we receive proof, in a form satisfactory to us, that such person is living.

GENDER-BASED ANNUITY PURCHASE RATES. Generally, the Contract provides for gender-based annuity purchase rates when life annuity options are chosen. However, in Montana, which has adopted regulations prohibiting gender-based rates, blended unisex annuity purchase rates will be applied to both male and female annuitants. Unisex annuity purchase rates will provide the same annuity payments for male or female annuitants that are the same age on their annuity dates.

MISSTATEMENT OF AGE OR SEX. We may require proof at any time, in a form satisfactory to us, of the age or sex of any annuitant, owner or beneficiary if any payments and benefits under the Contract are based on such person's age and sex. If the age or sex of any such person has been misstated, any payments and benefits will be adjusted based on the correct age and sex of such person.

Once annuity payments have begun, any amount we have overpaid as a result of such misstatement will be deducted from the next payment(s) made by us under the Contract. Any amount we have underpaid will be paid in full with the next payment made by us. We may pay interest on the underpayment at the rate required by the law of your state.

                                ANNUITY OPTIONS

The following fixed annuity payment options may be available. We may in the future offer more or fewer options. You may choose another option that is not set forth in this Prospectus if it is acceptable to us. Once you begin to receive annuity payments, you cannot change the payment option, payment amount, or the payment period. Please note that there is no guarantee that aggregate payments under any of these annuity options will equal the total premiums paid.

DEATH OF OWNER DURING THE ANNUITY PERIOD. If an owner who is not an annuitant dies during the annuity period, any remaining payments under the annuity option in effect will continue to be made at least as rapidly as under the distribution method in effect as of such owner's death. Upon such death, if there is no surviving co-owner, the beneficiary will become the owner.

DEATH OF ANNUITANT DURING THE ANNUITY PERIOD. If the annuitant under an Annuity Option, or the last surviving joint annuitant under a Joint and Survivor Annuity Option, dies while any guaranteed amounts remain unpaid, the owner, or the beneficiary if there is no surviving owner, may choose either:

   (a)  to receive payments for the remainder of the period guaranteed; or

   (b) to receive the present value of the remaining guaranteed payments in a lump sum.

The interest rate used to calculate any present value is the interest rate we used on the annuity date to compute the amount of the annuity payments.

                    HOW WE DETERMINE PRESENT VALUE OF FUTURE
                          GUARANTEED ANNUITY PAYMENTS

         Present value refers to the amount of money needed today to fund the remaining guaranteed payments under the annuity payment option you select. The primary factor in determining present value is the interest rate assumption we use. If you are receiving annuity payments under an option that gives you the ability to take the present value of future payments in a lump sum and you elect to take the lump sum, we will use the same interest rate assumption in calculating the present value that we used to determine your payment stream at the time your annuity payments commenced.

PAYMENTS OF A FIXED    We will make equal payments in an amount you choose until
AMOUNT                 the sum of all payments equals the annuity value applied,
                       increased for interest credited. The amount you choose must provide at least ten years of payments. These payments don't depend on the annuitant's life. If the annuitant dies before the guaranteed amount has been paid, you (or if no surviving owner, the beneficiary) may elect to have payments continued
                       for the amount guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

PAYMENTS FOR A         We will make equal payments for a period you select of at
FIXED PERIOD           least ten years. These payments don't depend on the
                       annuitant's life. If the annuitant dies before the end of
                       the period, you (or if no surviving owner, the beneficiary)
                       may elect to have payments continued for the period
                       guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

*LIFE ANNUITY          We make payments for as long as the annuitant lives.
                       Payments will cease with the last payment made before the
                       annuitant's death.


LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
PAYMENTS GUARANTEED    addition, even if the annuitant dies before the period ends,
FOR 5, 10, 15, OR      we guarantee payments for 5, 10, 15, or 20 years. If the
20 YEARS               annuitant dies before the guarantee period ends, you (or if no surviving owner, the beneficiary) may elect to have
                       payments continued for the period guaranteed or to receive the present value of the remaining guaranteed payments in a lump sum.

-------------------------------

* These options are "pure" life annuities. Therefore, it is possible for the payee to receive only one annuity payment if the person (or persons) on whose life (lives) payment is based dies after only one payment or to receive only two annuity payments if that person (those persons) dies after only two payments, etc.


LIFE ANNUITY WITH      We make payments for as long as the annuitant lives. In
GUARANTEED RETURN      addition, even if the annuitant dies, we guarantee payments
OF ANNUITY VALUE       until the sum of all annuity payments equals the annuity
                       value applied. If the annuitant dies while guaranteed
                       amounts remain unpaid, you (or if no surviving owner, the
                       beneficiary) may elect to have payments continued for the
                       amount guaranteed or to receive the present value of the
                       remaining guaranteed amount in a lump sum.

*JOINT AND SURVIVOR    We make payments for the lives of the annuitant and a
LIFE ANNUITY           designated second person. Payments will continue as long as either one is living.
JOINT AND SURVIVOR     We make payments during the lives of the annuitant and a
LIFE ANNUITY WITH      designated second person. Payments will continue as long as
PAYMENTS GUARANTEED    either one is living. In addition, even if the annuitant and
FOR 5, 10, 15, OR      the designated second person die before the guaranteed
20 YEARS               period ends, we guarantee payments for 5, 10, 15, or 20
                       years. If the annuitant and the designated second person die before the end of the period, you (or the beneficiary if
                       there is no surviving owner) may elect to have payments
                       continued for the period guaranteed or to receive the
                       present value of the remaining guaranteed payments in a lump sum. If you die while guaranteed amounts remain unpaid, the beneficiary may elect to receive the present value of the
                       remaining guaranteed payments in a lump sum.



                    GUARANTEED MINIMUM INCOME BENEFIT RIDERS



The Guaranteed Minimum Income Benefit ("GMIB") and the GMIB EXTRA* are optional riders that offer you the future ability receive guaranteed minimum monthly fixed payments if you annuitize under certain terms and conditions of the rider. For a comparison of the significant differences between the two benefit riders, see Appendix J. For a detailed discussion of the GMIB and GMIB EXTRA, see "Guaranteed Minimum Income Benefit" and "Guaranteed Minimum Income Benefit EXTRA" below.


                       GUARANTEED MINIMUM INCOME BENEFIT


GENERAL. If you are concerned that poor subaccount investment performance may adversely affect the annuity value on which your annuity payments will be based, we offer the optional GMIB rider for an additional charge. The GMIB provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB rider. If you elect the GMIB rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR." You must annuitize under the terms and conditions of the GMIB rider to obtain any benefit from the GMIB. If you do not annuitize under the GMIB rider, the fees collected for this benefit will not be refunded. There is a waiting period of 10 years from the contract date before you can annuitize under the GMIB rider. If you elect the GMIB, you cannot elect any GMWB or GMIB EXTRA.



For an example of the GMIB, please see Appendix E.


If you decide that you want the protection offered by the GMIB rider, you must elect it at issue. You cannot elect the GMIB rider if the annuitant or joint annuitant is older than age 75 on the contract date. You may not cancel the GMIB rider once elected. The GMIB rider will terminate upon full surrender, annuitization (under the Contract or the GMIB rider), expiration of the last exercise period, death, or termination of the Contract. The GMIB rider will also terminate if the annuitant or joint annuitant is changed and the new annuitant or joint annuitant was older than age 75 on the contract date. However, the GMIB rider will not terminate at death if an eligible spousal beneficiary continues the Contract under

-------------------------------


* If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

the spousal beneficiary continuation option, unless the annuitant is also changed and the new annuitant was older than age 75 on the contract date. If there is a change of annuitant and the rider continues, the last exercise date may be reset to an earlier date. The GMIB rider currently may not be available in every state. Please see Appendix I.




        IMPORTANT INFORMATION ABOUT THE GMIB RIDER:

        - If you do not annuitize under the GMIB rider, we will not refund the GMIB charges.

        - There is a 10-year waiting period before you can annuitize under the GMIB rider.

        - You must elect the GMIB rider at issue.

        - Once you elect the GMIB rider, you cannot cancel it.

        - You cannot elect the GMIB rider if the annuitant and the joint annuitant (if any) are older than age 75 on the contract date.

        - If you elect the GMIB rider, we may in the future require you to use our quarterly rebalancing program and comply with investment allocation restrictions and guidelines. These restrictions and guidelines are further discussed later in this Prospectus. If you do not comply with the restrictions and guidelines within a certain timeframe, we may charge you more for the benefit.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB rider, we determine the amount of minimum income available to you on the date you exercise the GMIB rider by applying the GMIB Base (less applicable premium taxes) to the GMIB Annuity Option Payout Rates ("GMIB rates") for the annuity option you select.

        THE GMIB BASE IS ONLY USED TO CALCULATE THE GMIB, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

Because the GMIB rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.

GMIB BASE. The GMIB Base equals the greater of the GMIB MAV Base and the GMIB Roll-Up Base.

GMIB MAV BASE. The GMIB MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.

        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a) / (b) where:
          (a) = GMIB MAV Base and
          (b) = the account value.
        Both (a) and (b) are calculated immediately prior to the withdrawal.

We will calculate an anniversary value on the contract date and on each contract anniversary thereafter through the earlier of the contract anniversary on or following the oldest annuitant's 80(th) birthday and the date you exercise your GMIB. Changes in the annuitant may cause the rider to terminate. If the rider continues in effect, changes in the annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating the anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.


GMIB ROLL-UP BASE. The GMIB Roll-Up Base equals the sum of GMIB Roll-Up Base A and GMIB Roll-Up Base B. Dividing the GMIB Roll-Up Base into these components allows us to apply different rates of interest to the GMIB Roll-Up Base associated with certain subaccounts (called "Restricted Subaccounts.") The Restricted Subaccounts currently include the BlackRock Money Market V.I. Subaccount, the Eaton Vance VT Floating-Rate Income Subaccount, and the Roszel/JPMorgan Multi-Cap Market Neutral Subaccount.



   FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:


   GMIB ROLL-UP BASE A:  GMIB Roll-Up Base A is equal to:


      - the initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to the subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract date at an annual rate of 5%; plus



      - subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to any subaccounts other than the Restricted Subaccounts, plus all amounts transferred into any subaccounts other than Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 5%; less



      - all "adjusted" withdrawals from, and all amounts transferred from, any subaccounts other than the Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 5%.


   The GMIB Roll-Up Base A will not be less than zero.


   FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT PRIOR TO JANUARY 12, 2007:



The GMIB Roll-Up Base A is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 5% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered "initial premium" for purposes of interest accrual.


        For this formula, each "adjusted" withdrawal from subaccounts other than the Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from subaccounts other than the Restricted Subaccounts, including the requested withdrawal, is greater than 5% times the GMIB Roll-Up Base A as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:

          (a) = GMIB Roll-Up Base A and

          (b) = the account value in all subaccounts other than the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

   FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:


   GMIB ROLL-UP BASE B:  GMIB Roll-Up Base B is equal to:


      - The initial premium on the contract date plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary, allocated to Restricted Subaccounts with interest compounded daily from the contract date at an annual rate of 3%; plus



      - subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal, allocated to Restricted Subaccounts, plus all amounts transferred into Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment or transfer at an annual rate of 3%; less



      - all "adjusted" withdrawals from, and all amounts transferred from, Restricted Subaccounts, with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal or transfer at an annual rate of 3%.


   The GMIB Roll-Up Base B will not be less than zero.


   FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT PRIOR TO JANUARY 12, 2007:



The GMIB Roll-Up Base B is calculated as above, except that any subsequent premium payments you make after the initial premium, even if made before the earlier of the first quarterversary and the first withdrawal, will be credited at an annual rate of 3% interest only on or after the contract anniversary occurring after each such premium payment. That is, subsequent premiums are not considered "initial premium" for purposes of interest accrual.


        For this formula, each "adjusted" withdrawal from Restricted Subaccounts is equal to the amount of such withdrawal multiplied by an adjustment factor.

        If the total of all withdrawals from Restricted Subaccounts during the contract year, including the amount of the requested withdrawal, is less than or equal to 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is 1.0.

        If the total of all withdrawals from Restricted Subaccounts, including the requested withdrawal, is greater than 3% times the GMIB Roll-Up Base B as of the beginning of the contract year, the adjustment factor is (a) divided by (b) where:



          (a) = GMIB Roll-Up Base B and
          (b) = the account value in the Restricted Subaccounts.

        Both (a) and (b) are calculated immediately prior to the withdrawal.

GMIB LIMITATIONS. The period during which the interest will accrue for purposes of calculating the GMIB Roll-Up Base A or the GMIB Roll-Up Base B is limited. Interest accrues until the earliest of:

   1.  The 20(th) contract anniversary;

   2. The contract anniversary on or following the oldest annuitant's 80(th) birthday; or

   3.  The date you exercise your GMIB.

If there is a change in annuitant and the GMIB continues, subsequent changes in annuitant will not increase the period of time used to determine interest. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine the period during which interest will accrue and the period of time for calculating such interest has not ended, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.


ALLOCATION GUIDELINES AND RESTRICTIONS. We do not currently, but may in the future, impose certain allocation guidelines and restrictions. Under these allocation guidelines and restrictions, we may require contract owners with the GMIB rider to allocate at least 40% but no more than 70% to subaccounts in the

Large Cap, Mid Cap, Small Cap, and International investment categories and no more than 40% of total allocations among the following investment categories:
Small Cap, International, Alternative and Money Market. The subaccounts currently available in these investment categories are listed in Appendix G.


We would also require contract owners with the GMIB rider to use the quarterly rebalancing feature. We will notify you at least 90 days in advance of the imposition of any such allocation guidelines and restrictions. If, at the end of this 90-day notice period, you have not complied with these allocation guidelines and restrictions, we will impose a higher charge for the GMIB for the duration of your Contract, but in no event will this charge exceed the maximum charge shown in the "Fee Table."

CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB until the expiration of the waiting period. The waiting period expires on the 10(th) contract anniversary. AFTER THE WAITING PERIOD, YOU MAY ONLY EXERCISE THE GMIB ON A CONTRACT ANNIVERSARY OR WITHIN THE 30 DAYS IMMEDIATELY FOLLOWING THAT CONTRACT ANNIVERSARY. The last timeframe within which you can exercise the GMIB begins at the contract anniversary on or following the 85(th) birthday of the oldest annuitant or joint annuitant named at any time under the GMIB rider and expires 30 days later. Because of the length of the waiting period combined with the latest permissible exercise date, we will not allow you to elect the GMIB rider if either the annuitant or joint annuitant is older than age 75 on the contract date.

If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB is not available. For example, you cannot exercise the rider if you annuitize your Contract twelve and one half years after you purchase the Contract or seven years after you purchase the Contract. You are not required to use the GMIB rider to receive annuity payments. However, we will not refund fees paid for the GMIB rider if you annuitize outside of the terms and conditions of the GMIB rider.

AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB to receive your fixed income are limited to the following:

   -  Life Annuity
   -  Joint and Survivor Life Annuity
   -  Life Annuity with Payments Guaranteed for 10 Years
   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years

If you select the Joint and Survivor Life Annuity or Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated second person is deemed to be the joint annuitant for purposes of the GMIB rider.

CHANGE OF ANNUITANT. If an annuitant or joint annuitant is changed and, as of the contract date, the new annuitant or joint annuitant was older than age 75, the GMIB rider will terminate. Otherwise, if the new annuitant's or joint annuitant's age on the contract date was older than the age of the oldest annuitant currently being used to determine the GMIB, we will reset the last timeframe within which you can exercise the GMIB based on the new annuitant's or joint annuitant's age. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB rider will terminate.

GMIB CHARGE. We deduct a charge for the GMIB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMIB Charge.")


            PAYMENT OF THE GMIB IS SUBJECT TO OUR FINANCIAL STRENGTH


                           AND CLAIMS-PAYING ABILITY.




         For an example of the calculation of the GMIB, see Appendix E.



                    GUARANTEED MINIMUM INCOME BENEFIT EXTRA*



GENERAL. In addition to the GMIB, we also offer the GMIB EXTRA, which is an enhanced version of the GMIB. As with the GMIB, you may choose to elect this option for an additional charge if you are concerned that poor subaccount investment performance may adversely affect the annuity value on which


-------------------------------


* If you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available to you.

your annuity payments will be based. Also, as with the GMIB, if you decide you want the protection that GMIB EXTRA provides, you must elect it when your Contract is issued. The GMIB EXTRA provides you the ability to receive guaranteed minimum monthly fixed payments in the future if you annuitize under the terms and conditions of the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you know the level of minimum income that will be available to you upon annuitization, assuming no withdrawals or additional premiums, regardless of fluctuating market conditions. YOU MAY NEVER NEED TO RELY UPON THE GMIB EXTRA RIDER, WHICH SHOULD BE VIEWED AS A PAYMENT "FLOOR."



You must annuitize under the terms and conditions of the GMIB EXTRA rider to obtain any benefit from the rider. If you do not annuitize under the terms and conditions of the GMIB EXTRA rider, the charges collected for this benefit will not be refunded. There is an initial waiting period of 10 years from the contract date before you can annuitize under the GMIB EXTRA rider. If you elect the GMIB EXTRA rider, you cannot elect any GMWB option, or the GMIB rider. Furthermore, you cannot participate in the Dollar Cost Averaging Program.



        PLEASE NOTE THAT WHILE THE GMIB AND THE GMIB EXTRA SERVE THE SAME GENERAL PURPOSE, THERE ARE DIFFERENCES BETWEEN THE TWO OPTIONS. PLEASE READ THIS SECTION AND THE "GUARANTEED MINIMUM INCOME BENEFIT" SECTION CAREFULLY TO DECIDE IF EITHER OF THESE OPTIONS IS RIGHT FOR YOU.



You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70 on the contract date. ONLY SPOUSES MAY BE CO-OWNERS, AND CO-OWNERS MUST BE JOINT ANNUITANTS. IF THE OWNER IS A NATURAL PERSON, THEN THE ANNUITANT MUST BE THE OWNER. THE GMIB EXTRA RIDER IS IRREVOCABLE -- THAT IS, YOU MAY NOT CANCEL THE GMIB EXTRA RIDER ONCE YOU ELECT IT. The GMIB EXTRA rider will terminate upon full surrender, annuitization (under the Contract or the GMIB EXTRA rider), expiration of the last exercise period, death, or termination of the Contract. However, the GMIB EXTRA rider will not terminate at death if a spousal beneficiary (who is also a joint annuitant) elects to continue the Contract under the spousal beneficiary continuation option or if an eligible spousal beneficiary (who is not a co-owner/joint annuitant, but is at least age 45 on the spousal continuation date) elects to continue the GMIB EXTRA rider as the sole owner/annuitant (provided the GMIB EXTRA rider is still available for sale at that time). The last exercise date and the last optional reset date will be recalculated based on the surviving spouse's age on the spousal continuation date, if earlier. The GMIB EXTRA rider may not be available in every state. See Appendix I.






        IMPORTANT INFORMATION ABOUT THE GMIB EXTRA RIDER:



        - We will not refund the GMIB EXTRA charges, even if you do not annuitize under the GMIB EXTRA rider.



        - There is an initial 10-year waiting period before you can annuitize under the GMIB EXTRA rider. (If you choose to reset the GMIB EXTRA Roll-Up Base on a contract anniversary, a new 10-year waiting period begins.)



        -  You must elect the GMIB EXTRA rider at contract issue.



        -  Once you elect the GMIB EXTRA rider, you cannot cancel it.



        - You cannot elect the GMIB EXTRA rider if you are younger than age 45 or older than age 70.



        - If you elect the GMIB EXTRA rider, we require you to comply with allocation guidelines and restrictions.



HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME. If you elect the GMIB EXTRA rider, we determine the amount of minimum income available to you on the date you exercise the GMIB EXTRA rider by applying the GMIB EXTRA Base (less applicable premium taxes) to the GMIB EXTRA Annuity Option Payout Rates ("GMIB EXTRA rates") for the annuity option you select.

        THE GMIB EXTRA BASE IS ONLY USED TO CALCULATE THE GMIB EXTRA GUARANTEED INCOME PAYMENTS, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, CASH VALUE, MINIMUM DEATH BENEFIT, OR A
        MINIMUM RETURN FOR ANY SUBACCOUNT.



Because the GMIB EXTRA rates are based on conservative actuarial factors, the amount of lifetime income that the GMIB EXTRA rider guarantees may be less than the amount of income that would be provided by applying your annuity value to then-current annuity payout rates for the same annuity option. Therefore, you should view the benefit provided if you annuitize under the terms and conditions of the GMIB EXTRA rider as a payment "floor." Your amount of lifetime income, however, will not be less than it would be if we applied your annuity value on the exercise date to then-current annuity purchase rates for the same annuity option. Annuity payout rates depend on the sex (where permissible) and ages of the annuitant and any joint annuitant.



GMIB EXTRA BASE. The GMIB EXTRA Base equals the greater of the GMIB EXTRA MAV Base and the GMIB EXTRA Roll-Up Base.



GMIB EXTRA MAV BASE. The GMIB EXTRA MAV Base is equal to the greatest anniversary value. An anniversary value is equal to the contract value on the contract date and on each contract anniversary, increased by premium payments and decreased by "adjusted" withdrawals since the contract date or that anniversary.



        For this formula, each "adjusted" withdrawal equals the amount withdrawn multiplied by (a)/(b) where:



        (a) = GMIB EXTRA MAV Base and



        (b) = the account value.



        Both (a) and (b) are calculated immediately prior to the withdrawal.



We will calculate anniversary values until the earlier of:



   - the contract anniversary on or following the oldest annuitant's 85th birthday; or



   -  the date you exercise your GMIB EXTRA.



Changes in annuitant may cause the GMIB EXTRA rider to terminate. If the rider continues in effect, changes in annuitant will not increase the period of time used to determine anniversary values. At the time of the annuitant change, if as of the contract date a new annuitant was older than the annuitant whose age is then being used to determine anniversary values, and the period of time for calculating anniversary values has not ended, then the limitation date used for calculating additional anniversary values will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



GMIB EXTRA ROLL-UP BASE: GMIB EXTRA Roll-Up Base is equal to:



   - the initial premium plus any subsequent premiums received before the earlier of the first withdrawal or the first quarterversary following the contract date with interest compounded daily from the contract date at an annual rate of 5%; plus



   - all subsequent premiums received on or after the earlier of the first quarterversary or the first withdrawal following the contract date with interest compounded daily from the contract anniversary on or following the effective date of each additional premium payment at an annual rate of 5%; less



   - all "adjusted" withdrawals with interest compounded daily from the contract anniversary on or following the effective date of each withdrawal at an annual rate of 5%.

The GMIB EXTRA Roll-Up Base will not be less than zero.


        For this formula, each "adjusted" withdrawal is equal to the amount of such withdrawal multiplied by an adjustment factor.



        If the total of all withdrawals during the contract year, including the amount of the requested withdrawal, is less than or equal to 5% times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the adjustment factor is 1.0.



        If the total of all withdrawals, including the requested withdrawal, is greater than 5% times the GMIB EXTRA Roll-Up Base as of the beginning of the contract year, the adjustment factor for the requested withdrawal is (a) divided by (b) where:



           (a) = GMIB EXTRA Roll-Up Base and



           (b) = the account value



        Both (a) and (b) are calculated immediately prior to such withdrawal.



Interest accrues until the earlier of:



        - the contract anniversary on or following the oldest annuitant's 85th birthday; or



        - the date you exercise the GMIB EXTRA rider.



If there is a change of annuitant and the GMIB EXTRA rider continues, the period of time used to accrue interest will not increase. If the new annuitant is older than the previous annuitant, then the limitation date used for calculating additional interest will be reset. The new limitation date will be reset based on the age of the new annuitant, but will not be reset to a date earlier than the date of the annuitant change.



ALLOCATION GUIDELINES AND RESTRICTIONS. If you elect the GMIB EXTRA rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections in this Prospectus.



REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G of this Prospectus.



Your total allocations must equal 100%. You may change your premium allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMIB EXTRA rider is in effect.

IMPORTANT MECHANICS OF THE REBALANCING PROGRAM.



        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.



        - Your first rebalancing date must be within 95 days from the contract date.



        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.



        - You may request to change your instructions while the GMIB EXTRA rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.



        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMIB EXTRA rider will be terminated.



        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMIB EXTRA rider is in effect.



ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:



     -  Income;


     -  Income & Growth; or


     -  Growth.



At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.



If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.



OPTIONAL RESET. On each contract anniversary up to and including the contract anniversary on or following the oldest annuitant's 75th birthday, you can request that the GMIB EXTRA Roll-Up Base be reset on such anniversary to equal the contract value. Your request must be by written notification to our service center and must be received no later than 30 days following such anniversary. IF YOU ELECT TO INCREASE THE GMIB EXTRA ROLL-UP BASE TO THE CURRENT CONTRACT VALUE, A NEW 10-YEAR WAITING PERIOD BEGINS BEFORE YOU CAN EXERCISE GMIB EXTRA.



CONDITIONS FOR ELECTING TO RECEIVE INCOME PAYMENTS. You cannot exercise the GMIB EXTRA until the expiration of the waiting period. The waiting period expires on the 10th contract anniversary following the later of the contract date or the date of the last optional reset, if any. AFTER THE WAITING PERIOD, YOU MAY EXERCISE THE GMIB EXTRA ONLY ON OR DURING THE 30 DAY PERIOD FOLLOWING EACH CONTRACT ANNIVERSARY. The last timeframe during which you can exercise the GMIB EXTRA begins at the contract anniversary on or following the 85th birthday of the oldest annuitant named at any time under the GMIB EXTRA rider and expires 30 days later.



If you annuitize your Contract at any time other than during a permitted exercise period, the GMIB EXTRA is not available. For example, you cannot exercise the rider if you annuitize your Contract

12 1/2 years after you purchase the Contract or seven years after you purchase the Contract. In addition, please note:



      - You are not required to use the GMIB EXTRA rider to receive annuity payments. However, we will not refund charges paid for the GMIB EXTRA rider if you annuitize outside of the terms and conditions of the GMIB EXTRA rider.



      - The last exercise date and the last optional reset date will be recalculated based upon the surviving spouse's age on the spousal continuation date, if earlier.



AVAILABLE ANNUITY OPTIONS. The annuity options available when using the GMIB EXTRA to receive your fixed income are limited to the following:



   -  Life Annuity


   -  Joint and Survivor Life Annuity


   -  Life Annuity with Payments Guaranteed for 10 Years


   -  Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years



If you select the Joint and Survivor Life Annuity or the Joint and Survivor Life Annuity with Payments Guaranteed for 10 Years, the designated person is deemed to be the joint annuitant for purposes of the GMIB EXTRA rider.



CHANGE OF ANNUITANT. In general, we will not permit a change of annuitant if as of the date of change, the new annuitant was younger than age 45 or older than age 70. If in the future the law requires us to permit such changes, the GMIB EXTRA rider will terminate. In addition, if the annuitant is changed to a spousal beneficiary who as of the spousal continuation date was younger than age 45, the GMIB EXTRA rider will terminate. If the recalculated last exercise date is earlier than the date of the change of annuitant, the GMIB EXTRA rider will terminate.



CHANGE OF OWNER/ANNUITANT. If there is a change of owner/annuitant or an assignment of this Contract (in jurisdictions where applicable), this rider will terminate unless the owner/annuitant is changed under any of the circumstances described below:



     1) a spouse of the current owner/annuitant is added as co-owner/joint annuitant who is at least age 45, but not older than age 70 as of the effective date of the change;



     2) a spouse of the current owner/annuitant is removed as a co-owner/joint annuitant;



     3) as the result of the creation or termination of a trust, the life (or lives) upon which payment of the GMIB EXTRA is based has not changed.



NO LAPSE GUARANTEE. If your account value is reduced to zero and the amount of your withdrawals has not exceeded 5% of the GMIB EXTRA Roll-Up Base as of the beginning of that contract year, then the following will occur:



     1) An annuity date no earlier than the next contract anniversary will be set;



     2) the GMIB EXTRA Base less any applicable premium taxes as of such date will be applied to the GMIB EXTRA annuity option payout rates for the annuity option you select based on the age and sex (where permissible) of the annuitant(s); and



     3)  all riders attached to the Contract will terminate.



Any withdrawal which causes total withdrawals in any contract year to exceed 5% of the GMIB EXTRA Roll-Up Base will irrevocably terminate the No Lapse Guarantee.

        PLEASE NOTE THAT WHILE THE NO LAPSE GUARANTEE IS IN EFFECT, THE FOLLOWING PROVISIONS OF YOUR CONTRACT ARE WAIVED:



        - THE INACTIVE CONTRACT PROVISION WHICH IS DISCUSSED UNDER "INACTIVE CONTRACT" IN THIS PROSPECTUS.



        - THE MINIMUM SURRENDER VALUE THAT IS DISCUSSED UNDER "PARTIAL WITHDRAWALS" IN THIS PROSPECTUS. HOWEVER, THIS PROVISION IS NOT WAIVED FOR A PARTIAL WITHDRAWAL THAT CAUSES THE NO LAPSE GUARANTEE TO BE TERMINATED.



GMIB EXTRA CHARGE. We deduct a charge for the GMIB EXTRA rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits -- GMIB Charge.")



         PAYMENT OF THE GMIB EXTRA IS SUBJECT TO OUR FINANCIAL STRENGTH


                           AND CLAIMS-PAYING ABILITY.



For an example of the GMIB EXTRA, please see Appendix E.


                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

GENERAL


If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, you may purchase the GMWB on a single life ("Single Life") basis or on a joint life ("Joint Life") basis. For an additional charge, the Single Life and Joint Life* riders are available to new purchasers at Contract issue only, subject to state availability. Throughout this Prospectus, the Single Life and Joint Life riders will be collectively referred to as "GMWB." If you elect the GMWB, you can take minimum annual payments regardless of your account value during your lifetime. This means that regardless of poor subaccount investment performance, you can take withdrawals each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount. If you elect the GMWB rider you cannot elect GMIB or GMIB EXTRA.



You should not elect a GMWB if:


      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or


      - you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.



The GMWB rider may not be available in every state, please see Appendix I. Depending on when you purchased your Contract, the GMWB version may vary. See Appendix L.



Under the Joint Life rider, lifetime withdrawals are guaranteed for the lives of the owner and co-owner, who must be spouses. (If the owner is non-natural, lifetime withdrawals are guaranteed for the lives of the annuitant and joint annuitant spouse). Under the Single Life rider, lifetime withdrawals are guaranteed for the life of the owner (or the life of the annuitant if the owner is non-natural). Also, please note that if you purchased your Contract on or after January 12, 2007, adding a new co-owner/joint annuitant under the Joint Life rider or changing the owner/annuitant under the Single Life rider resets the GMWB Base to the current account value, if lower. The most significant difference between the Single Life rider and the Joint Life rider is that under the Single Life rider, co-owners and joint annuitants are not permitted; whereas under the Joint Life rider, co-owners and joint annuitants are permitted, but they must be spouses. Differences between the Single Life and the Joint Life riders are set forth in Appendix K.


-------------------------------


* If you purchased your Contract prior to January 12, 2007, only the Joint Life version of the GMWB was available.

WHAT IS THE GMWB?



The GMWBs are optional riders that permit you to receive annual minimum payments regardless of your account value during your lifetime (or until the second owner's death if there are co-owners). There is an additional charge for this rider.


        IMPORTANT INFORMATION ABOUT THE GMWB RIDER:

        - If you do not choose to take withdrawals while this rider is in effect, we will not refund the GMWB charges.

        - You and your co-owner (if applicable) must be at least 60 and not more than 80 years old when you elect the GMWB rider.


        - If you elect either GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this Prospectus.



        - For both new and existing Contracts, you may elect EITHER a GMWB or a GMIB, BUT NOT BOTH optional benefits.


        - Please note that ALL withdrawals -- even withdrawals made while the GMWB is in effect -- REDUCE YOUR ACCOUNT VALUE AND DEATH BENEFIT.

        - We will not accept additional premium payments after you take your first withdrawal after the GMWB Effective Date.

HOW DO I ELECT THE GMWB RIDER?


For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, if you previously cancelled your GMWB you may re-elect the GMWB rider on each fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007), provided you did not already elect GMIB or GMIB EXTRA and provided the feature is still available. If you wish to re-elect the GMWB rider to your Contract, and the GMWB is still available for sale, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that fifth contract anniversary (third contract anniversary, if you purchased your Contract prior to January 12, 2007).


        IMPORTANT TERM: THE GMWB EFFECTIVE DATE IS THE DATE THE GMWB RIDER BECOMES EFFECTIVE.

You may elect the GMWB rider only if you (and your co-owner, if any) are at least 60 years old and not more than 80 years old on the GMWB Effective Date. If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants may only be spouses when the GMWB rider is in force. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.


If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program discussed earlier in this Prospectus. In addition, after the first withdrawal following the GMWB Effective Date, we will terminate the Automatic Investment Feature.


WHEN MAY I TAKE WITHDRAWALS?

Once you elect the GMWB rider, any withdrawal will be subject to the terms of the GMWB rider. This means that any withdrawal amount (including the "free withdrawal amount"), if greater than the Guaranteed Lifetime Amount, will also reduce your GMWB Base as well as your account value. The "free withdrawal amount" is discussed earlier in this Prospectus.

In order to receive your guaranteed payments, you must request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.)


WHAT IS THE GUARANTEED LIFETIME AMOUNT?


We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

          LIFETIME INCOME PERCENTAGE X GMWB BASE = GUARANTEED LIFETIME
                                     AMOUNT


More specifically, we determine the initial Lifetime Income Percentage based on your age band (or the age band of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart. We will also re-determine, and if appropriate, step up your Lifetime Income Percentage, based upon your age band (or the age band of the younger owner if there are co-owners) on any contract anniversary (on any third contract anniversary, if you purchased your Contract prior to January 12, 2007), if we are increasing your GMWB Base to equal your contract value on such anniversary. (See "Automatic Step-Up" later in this section.)



------------------------------------------------------------------------------
AGE BAND OF (YOUNGER) OWNER AT FIRST
WITHDRAWAL OR AT SPOUSAL CONTINUATION         LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                60-64                                    4.5%
------------------------------------------------------------------------------
                65-69                                    5.0%
------------------------------------------------------------------------------
                70-74                                    5.5%
------------------------------------------------------------------------------
                75-79                                    6.0%
------------------------------------------------------------------------------
                 80+                                     7.0%
------------------------------------------------------------------------------



If you elected the Single Life rider and the contract owner/annuitant is changed, the GMWB Base is reset to the current account value, if lower. If withdrawals were taken, the Lifetime Income Percentage may also change because it is based on the new owner's age band on the date of the change.



If you elected the Joint Life rider and later added your spouse as a co-owner/joint annuitant, the GMWB Base is reset to the current account value, if lower, except upon spousal continuation (see "Spousal Continuation," below). However, if you purchased your Contract prior to January 12, 2007, your GMWB Base will not be reset. The Lifetime Income Percentage may change based on the younger spouse's age band or on the surviving spouse's age band on the spousal continuation date. If a co-owner/joint annuitant spouse is removed then the GMWB Base remains unchanged; however, if withdrawals were taken, the Lifetime Income Percentage may change based on the remaining owner's age band on the date of the first withdrawal or the most recent Automatic Step-Up, if later. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

        EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the Joint Life GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal $7,700 ($140,000 X .055). If you add your spouse as a co-owner, age 66, on the next contract anniversary, then your Lifetime Income Percentage will be reduced to 5.0%, since your spouse was age 65 at the time you made your first withdrawal and your Guaranteed Lifetime Amount will equal $7,000 ($140,000 X .05).


WHAT IF I WITHDRAW LESS THAN THE GUARANTEED LIFETIME AMOUNT EACH YEAR?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum payments are not cumulative. You cannot carry over any unused guaranteed minimum payments to any future contract years. The following example is helpful to understand this concept:

        EXAMPLE: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 during (the current) contract year, your Guaranteed Lifetime Amount will not increase the next contract year by the $500 you did not withdraw in the current contract year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

WHAT IF I WITHDRAW MORE THAN THE GUARANTEED LIFETIME AMOUNT IN A CONTRACT YEAR?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an "excess withdrawal." An excess withdrawal could significantly reduce your GMWB Base and thereby reduce the amount of your future Guaranteed Lifetime Amount.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

        IMPORTANT: EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL. EXCESS WITHDRAWALS WILL ALSO REDUCE YOUR GUARANTEED LIFETIME AMOUNT.

WHAT IS THE GMWB BASE?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount and determine the GMWB charge. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount and the GMWB charge also increase.


Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. (See "GMWB MAV Base" for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on each contract anniversary

(every third contract anniversary if you purchased your Contract prior to September 1, 2006) after the first withdrawal. The GMWB Base will be reset to equal your contract value, if higher.


        IMPORTANT: YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GMWB. FOR EXAMPLE, YOU WILL NOT BE ABLE TO INCREASE YOUR GMWB BASE BY MAKING ADDITIONAL PREMIUM PAYMENTS (IF YOU PURCHASED YOUR CONTRACT PRIOR TO SEPTEMBER 1, 2006, YOUR POTENTIAL FOR INCREASES THROUGH STEP-UPS WILL BE LIMITED TO EVERY THIRD CONTRACT ANNIVERSARY). IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed earlier in this Prospectus), it will automatically terminate upon your first withdrawal.

        IMPORTANT:  THE GMWB BASE IS USED ONLY TO CALCULATE THE
        GUARANTEED LIFETIME AMOUNT AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE AN ACCOUNT VALUE, SURRENDER VALUE,
        MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.


WHEN AND HOW IS THE GMWB         Calculation of your GMWB Base depends on when you make your
BASE CALCULATED?                 first withdrawal. There are three distinct time periods
                                 that are important to consider:
     (1) ON THE GMWB EFFECTIVE   If the GMWB Effective Date is the contract date, the GMWB
     DATE                        Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value on the GMWB Effective Date.
     (2) PRIOR TO THE FIRST      FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT ON OR AFTER
     WITHDRAWAL                  JANUARY 12, 2007: Prior to the first withdrawal after the
                                 GMWB Effective Date, the GMWB Base equals the greater of
                                 the GMWB MAV Base and the GMWB Roll-Up Base.
                                 FOR CONTRACT OWNERS THAT PURCHASED THE CONTRACT BEFORE
                                 JANUARY 12, 2007: Prior to the first withdrawal after the
                                 GMWB Effective date, the GMWB Base equals the GMWB MAV
                                 Base.
                                 GMWB MAV BASE: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of
                                 (a) plus (b) where:
                                   (a) is the GMWB Base on the GMWB Effective Date, or is
                                 the contract value on each contract anniversary thereafter;
                                       and
                                   (b) is the sum of all additional premiums since the last
                                 contract anniversary.
                                 As long as the rider is in effect, we will calculate an
                                 anniversary value on the GMWB Effective Date and on each
                                 contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB
                                 Effective Date) and the 10th contract anniversary following the GMWB Effective Date.
                                 NO ADDITIONAL ANNIVERSARY VALUES WILL BE CALCULATED
                                 THEREAFTER FOR PURPOSES OF DETERMINING THE GMWB MAV BASE.


                                 GMWB ROLL-UP BASE:  The GMWB Roll-Up Base equals:
                                 - the GMWB Base on the GMWB Effective Date, plus any
                                   additional premiums paid prior to the first
                                   quarterversary, with interest compounded daily from the
                                   GMWB Effective Date at an annual rate of 5%, plus
                                 - additional premiums paid on or after the first
                                 quarterversary following the GMWB Effective Date with
                                   interest compounded daily from the effective date of each
                                   additional premium payment at an annual rate of 5%.
                                 The period during which interest will accrue for purposes
                                 of calculating the GMWB Roll-Up Base is limited. Interest
                                 accrues until the earlier of:
                                 - the date of your first withdrawal on or after the GMWB
                                 Effective Date; or
                                 - the fifth contract anniversary following the later of the
                                 GMWB Effective Date or the most recent Automatic Roll-Up
                                   Reset.
                                 AUTOMATIC ROLL-UP RESET.  On each of the first five
                                 contract anniversaries after the GMWB Effective Date, the
                                 GMWB Roll-Up Base will automatically reset to the contract value, if greater. Interest will continue to accrue for
                                 five years after each automatic roll-up reset, if any.
(3) ON AND AFTER THE FIRST       If you have not exceeded the Guaranteed Lifetime Amount
  WITHDRAWAL                     during a contract year, the GMWB Base does not change. It
                                 equals the GMWB Base immediately prior to a withdrawal.
                                 However, the GMWB Base on and after any excess withdrawal
                                 will equal the lesser of:
                                   (a) the GMWB Base immediately prior to such withdrawal
                                 less the Adjusted Excess Withdrawal; and

                                          ADJUSTED EXCESS WITHDRAWAL = EXCESS
                                 WITHDRAWAL X GMWB BASE/ACCOUNT VALUE,
                                 WHERE BOTH THE GMWB BASE AND THE ACCOUNT
                                 VALUE ARE DETERMINED IMMEDIATELY PRIOR TO SUCH
                                 EXCESS WITHDRAWAL.
                                   (b) the account value after the excess withdrawal.
                                 Please note that if the first withdrawal occurs on a
                                 contract anniversary, the GMWB Base immediately prior to
                                 such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.
                     AUTOMATIC   On each contract anniversary (each third contract
                     STEP-UP     anniversary, if you purchased your Contract before
                                 September 1, 2006) after the first withdrawal, if the
                                 contract value is higher than the GMWB Base, we will
                                 increase or "step-up" the GMWB Base to equal such value.
                                 The GMWB charge percentage will not change as a result of
                                 any step-up.



PLEASE NOTE THAT IF YOUR GMWB BASE INCREASES, THERE WILL BE A CORRESPONDING INCREASE TO THE CHARGE IMPOSED FOR THIS OPTIONAL FEATURE, AS THE CHARGE IS CALCULATED AS A PERCENTAGE OF THE GMWB BASE.

ARE SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS?

As noted above, we do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to the explanation of how the free withdrawal amount is calculated under "Partial Withdrawals," earlier in this Prospectus. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits - Surrender Charge" and "Charges, Deductions, and Credits - How the Surrender Charge Works" later in this Prospectus for a discussion of how surrender charges are calculated.)

IS A MINIMUM SURRENDER VALUE REQUIRED AFTER A PARTIAL WITHDRAWAL?

While the GMWB rider is in effect, we will not require a minimum surrender value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.

MAY I CANCEL THE GMWB RIDER?


You may cancel the GMWB rider on each fifth contract anniversary (each third contract anniversary, if you purchased your Contract before January 12, 2007) after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third or fifth contract anniversary (as applicable). You may be able to re-elect the GMWB rider after cancellation as described in "How Do I Elect the GMWB Rider?" above.


WHEN WILL THE GMWB RIDER TERMINATE?

The GMWB rider will terminate upon the earliest of:

     - full surrender;

     - annuitization (under the Contract);

     - death of second owner if there were co-owners and the Contract was continued by the surviving spouse under the spousal beneficiary continuation option;

     - death of owner (if a natural person) if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

     - termination of the Contract;

     - change of owner resulting in termination of the rider, as discussed in "Change of Owner" below;

     - establishment of an annuity date as described in "What if my Account Value Reaches Zero?" below, when the GMWB Base is reduced to zero; or

     - cancellation of the GMWB rider.


All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract - Inactive Contracts" later in this Prospectus.)


WHAT IF MY ACCOUNT VALUE REACHES ZERO?


If any withdrawal or deduction of fees or charges reduces the account value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your account value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the minimum surrender value provision.

                           HOW GMWB SETTLEMENT WORKS

        - We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.

        - We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the account value to zero.

        - We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.

Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your account value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. As with any distribution from the Contract, tax consequences may apply. In this regard, before we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as withdrawals for tax purposes. After we establish an annuity date under GMWB settlement, we intend to treat any amounts received by you as annuity payments for tax purposes.

        FOR AN EXAMPLE OF THE OPERATION OF THE GUARANTEED MINIMUM
        WITHDRAWAL BENEFIT, SEE APPENDIX G.

ALLOCATION GUIDELINES AND RESTRICTIONS

If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future. For detailed information on the Rebalancing Program and Asset Allocation Program models, see these sections earlier in this Prospectus.

REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are listed in Appendix G.



Your total allocations must equal 100%. You may change your allocations provided the resulting allocations continue to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate account value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

        IMPORTANT MECHANICS OF THE REBALANCING PROGRAM:

        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

        - Your first rebalancing date must be within 95 days from the GMWB Effective Date.

        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

        - You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your account value that complies with the Allocation Guidelines and Restrictions.

        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following asset allocation models:

          - Income,

          - Income & Growth, or

          - Growth.

At any time, you may change to a different asset allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an asset allocation model no longer satisfies the Allocation Guidelines and Restrictions.


If you no longer wish to participate in the Asset Allocation Program or if we notify you that the asset allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your account value will then be rebalanced to the same subaccounts of the asset allocation model you previously selected, and with the percentages that existed for that asset allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your account value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.



CHANGE OF OWNER/ANNUITANT



If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:



(1) a spouse of a current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the GMWB Effective Date; or



(2) a spouse of a current owner is removed as an owner; or



(3) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or



(4) an eligible spousal beneficiary who was at least age 60 on the spousal continuation date becomes the owner under the spousal beneficiary continuation option.



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:



Under the Single Life rider, changing the owner/annuitant resets the GMWB Base to the current account value, if lower, except upon spousal continuation before the first withdrawal. The new owner/annuitant must be at least 60 and not more than 80 years old on the date of the change, except upon spousal continuation, the maximum age limit is waived for the surviving spouse.



Under the Joint Life rider, adding a co-owner/joint annuitant resets the GMWB Base to the current account value, if lower. The new co-owner/joint annuitant must be at least 60 and not more than 80 years old when added, except upon spousal continuation where the maximum age limit is waived for the surviving spouse. Removing a co-owner/joint annuitant does not affect the GMWB Base.


SPOUSAL CONTINUATION


SINGLE LIFE



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT ON OR AFTER JANUARY 12, 2007:



Under the Single Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met: (i) the GMWB rider is still available for purchase; (ii) the surviving spouse was named as the sole primary beneficiary under the contract; and (iii) the surviving spouse is at least 60 years old on the spousal continuation date. If (i), (ii) and (iii) are satisfied, then the following changes will occur:



     - If no withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will remain unchanged; or



     - If a withdrawal was taken on or after the GMWB Effective Date, the GMWB Base will be reset to equal the account value less uncollected charges on the spousal continuation date.



     - The Lifetime Income Percentage will be re-determined based upon the surviving spouse's age band on the spousal continuation date.



JOINT LIFE



Under the Joint Life rider, an eligible spousal beneficiary can continue the contract and the GMWB under the Spousal Beneficiary Continuation Option only if all of the following conditions are met:



  BOTH SPOUSES "COVERED"



(i) If both spouses are co-owners (joint annuitants if owner is non-natural) under the Joint Life rider; and (ii) each spouse has designated his or her "surviving spouse" as the sole primary beneficiary under the Contract, then the following changes will occur:



     - The GMWB Base is reset to equal the greater of the account value less uncollected charges and the prior GMWB Base on the spousal continuation date;



     - The Lifetime Income Percentage will be re-determined based on the age band of the surviving spouse, if greater, on the spousal continuation date.



  ONE SPOUSE "COVERED"



(i) If the sole spousal owner dies; (ii) the rider is still available for purchase; and (iii) the surviving spouse is named as the sole primary beneficiary under the Contract, then the following changes will occur:



     - The GMWB Base is reset to equal the greater of the account value less uncollected charges and the GMWB Base on the spousal continuation date;



     - The Lifetime Income Percentage will be based upon the surviving spouse's age band on the date of the first withdrawal on or after the GMWB Effective Date, or the most recent Automatic Step-Up, if later.



FOR CONTRACT OWNERS WHO PURCHASED THE CONTRACT PRIOR TO JANUARY 12, 2007:



If an eligible spousal beneficiary who was covered under the GMWB rider becomes the owner, we reset the GMWB Base to equal the greater of the account value less uncollected charges and the prior GMWB

Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age band of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time.



FOR ALL CONTRACTS, REGARDLESS OF WHEN PURCHASED, YOU MUST DESIGNATE YOUR "SURVIVING SPOUSE" AS THE PRIMARY BENEFICIARY IN ORDER FOR THE SURVIVING SPOUSE TO BE ABLE TO CONTINUE THE GMWB RIDER UNDER THE SPOUSAL BENEFICIARY CONTINUATION OPTION.



IN THE EVENT OF DIVORCE



In the event of divorce, the former spouses must provide a final decree of divorce (including any property settlement, order or agreement) to us at our Service Center, in a form acceptable to us. Under current tax law, the spousal beneficiary continuation option is not available to persons who are no longer spouses; THEREFORE, LIFETIME WITHDRAWALS ARE NOT GUARANTEED FOR THE LIVES OF BOTH THE CO-OWNERS (OR JOINT ANNUITANTS, IF THE CONTRACT WAS OWNED BY A NON-NATURAL PERSON) UNDER A JOINT LIFE RIDER IF SUCH CO-OWNERS (OR JOINT ANNUITANTS) DIVORCE BEFORE YOUR ACCOUNT VALUE REACHES ZERO.



FOR THIS REASON, WE GENERALLY DO NOT PERMIT FORMER SPOUSES TO CONTINUE AS CO-OWNERS (OR JOINT ANNUITANTS) OF THE RIDER AFTER DIVORCE.



Furthermore, we are unable to "split" a Contract into two Contracts upon divorce. If a final decree of divorce, property settlement, order or agreement requires that a Contract be divided among two former spouse co-owners (or joint annuitants), any partial surrender made for the purpose of dividing the annuity account value will be subject to any tax consequences that would normally apply. In addition, if the partial surrender made for such purpose causes cumulative withdrawals for that Contract year to exceed the Guaranteed Lifetime Amount, the portion of the withdrawal that exceeds the Guaranteed Lifetime Amount will be treated as an excess withdrawal.



CONTINUATION OF THE RIDER. We do permit either one of the former spousal co-owners (or joint annuitants) to continue the rider and the Contract by becoming the sole owner (or sole annuitant). Please note, however, that we will continue to charge for the Joint Life rider. Upon the death of the sole owner (or sole annuitant), the rider will terminate.



Until we receive notice that as a result of a divorce one of the former spouses will remain or become the sole owner (or sole annuitant) of the Contract, we will continue to treat both former spouses who were co-owners or joint annuitants as the owners of (or annuitants under) a Contract with a Joint Life rider. Please note, however, that we will terminate the rider upon the death of the first co-owner (or joint annuitant) to die if such death occurs before the account value reaches zero, and we will not permit the surviving former spouse to continue the Joint Life rider under the spousal beneficiary continuation option, if we discover that divorce occurred before your account value reaches zero.



ON OR AFTER THE ACCOUNT VALUE REACHES ZERO. If divorce occurs on or after the account value reaches zero, we will split the monthly GMWB settlement payments according to the property settlement, order or agreement, pursuant to the final decree of divorce. Such property settlement, order or agreement should specifically reference this Contract. Prior to your sending us such notification, we will make monthly GMWB settlement payments in the manner prescribed by the owner(s)/annuitant(s) pursuant to the terms of the GMWB rider.



In any event, you should consult a tax advisor concerning the tax consequences that can arise under your Contract and the GMWB rider as a result of divorce.



BENEFIT AVAILABLE ON MATURITY DATE


If the maturity date occurs while the GMWB rider is in effect, we will provide monthly payments equal to the greater of (i) the Guaranteed Lifetime Amount divided by 12, or (ii) payments based upon your annuity value on the maturity date. These payments will continue until the death of the (second) annuitant.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

GMWB CHARGE. We deduct a charge for the GMWB rider that compensates us for the costs and risks we assume in providing this benefit. (See "Charges, Deductions, and Credits - GMWB Charge.")


            PAYMENT OF THE GMWB IS SUBJECT TO OUR FINANCIAL STRENGTH


                           AND CLAIMS-PAYING ABILITY.


                               INACTIVE CONTRACT

In most states, the Contract will be terminated at the end of any valuation period if all of the following conditions are satisfied:

1)   No premium payments have been received during the prior 24 months;

2) The total of all premium payments made, less any partial withdrawals, is less than $2,000; and

3)   The account value (less uncollected charges) is less than $2,000.

Accordingly, no Contract will be terminated due solely to negative investment performance. If the Contract is terminated due to the above reasons, we will pay you the surrender value in a lump sum.

CHARGES, DEDUCTIONS, AND CREDITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the Contracts. The amount of the charges deducted may differ depending on the Class of the Contract. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits. For example, the surrender charge may not fully cover all of the sales and distribution expenses we actually incur, and we may use proceeds from other charges in part to cover such expenses.

                          ASSET-BASED INSURANCE CHARGE

We impose an asset-based insurance charge, which varies according to Class and subaccount. The current asset-based insurance charge may be changed, but it will never exceed the maximum charge of 2.00% for any Class and subaccount. The current asset-based insurance charge for the B Class is generally 1.25%, however, it may be 1.15%, 1.20%, or 1.40% depending on the subaccount. The current asset-based insurance charge for the L Class is generally 1.45%, however, it may be 1.35%, 1.40%, or 1.60% depending on the subaccount. The current asset-based insurance charge for the C Class is generally 1.60%, however, it may be 1.50%, 1.55%, or 1.75% depending on the subaccount. The current asset-based insurance charge for the XC Class is generally 1.65%, however, it may be 1.55%, 1.60%, or 1.80% depending on the subaccount. (See the "Fee Table.")

We deduct this charge daily from the net asset value of the subaccounts prior to the annuity date. This amount compensates us for mortality risks we assume for the annuity payment made under the Contract. These guarantees include making annuity payments which won't change based on our actual mortality experience.

The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include issuing Contracts, maintaining records, making available and maintaining subaccounts under the Contract, and performing accounting, regulatory compliance, and reporting functions.

To the extent that a Fund, its investment adviser, or its affiliate pays us or our affiliates compensation that is more or less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we may adjust the current asset-based insurance charge for that subaccount. If we adjust the asset-based insurance charge, for each 0.05% that the compensation we or our affiliates receive exceeds 0.35%, we reduce the asset-based insurance charge for that subaccount by 0.05%. Similarly, for each 0.05% that the compensation we or our affiliates receive is less than 0.35% of the assets of the Fund attributable to the Contracts and other contracts that we or our affiliates issue, we increase the asset-based insurance charge by 0.05%. For example, if we receive compensation from a Fund, its investment adviser, or its affiliate of 0.47%, we would decrease the asset-based insurance charge by 0.10%, not 0.12%, to 0.37% for that subaccount. See the "Fee Table" for the current asset-based insurance charge applicable to each subaccount.

If the asset-based insurance charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses. However, we may change the asset-based insurance charge at any time, but it will never exceed the maximum charge of 2.00% for any Class and Subaccount.

                                SURRENDER CHARGE


WHEN IMPOSED. We may impose a surrender charge on partial withdrawals and surrenders. The amount of the surrender charge varies by Class. This charge is for expenses relating to the sale of the Contract, such as commissions, preparation of sales literature, and other promotional activity. The surrender charge applies to each subsequent premium payment, as well as the initial payment. However, the Contract permits withdrawal of the "free withdrawal amount" annually without a surrender charge through lump-sum or systematic withdrawals. (See "Withdrawals and Surrenders.")



The surrender charge equals a percentage of each premium withdrawn. Each premium, whether initial or subsequent, is subject to the charge for the applicable period specified below (12 month periods) from the date we receive it, as follows:



---------------------------------------------------------------------
COMPLETE YEARS ELAPSED SINCE
  EACH PAYMENT OF PREMIUM     B CLASS   L CLASS   C CLASS   XC CLASS
---------------------------------------------------------------------
          0 years              7.0%      6.0%      2.0%       8.0%
---------------------------------------------------------------------
          1 year               6.0%      5.0%      0.0%       8.0%
---------------------------------------------------------------------
          2 years              5.0%      4.0%      0.0%       7.0%
---------------------------------------------------------------------
          3 years              4.0%      3.0%      0.0%       7.0%
---------------------------------------------------------------------
          4 years              3.0%      0.0%      0.0%       6.0%
---------------------------------------------------------------------
          5 years              2.0%      0.0%      0.0%       6.0%
---------------------------------------------------------------------
          6 years              1.0%      0.0%      0.0%       5.0%
---------------------------------------------------------------------
          7 years              0.0%      0.0%      0.0%       4.0%
---------------------------------------------------------------------
          8 years              0.0%      0.0%      0.0%       3.0%
---------------------------------------------------------------------
          9 years              0.0%      0.0%      0.0%       0.0%
---------------------------------------------------------------------


The charge is calculated on total premiums withdrawn from the Contract. If the account value at the time of withdrawal is less than your premiums paid in, the charge will still be based on the remaining premiums.

The "free withdrawal amount" is never subject to the surrender charge. Also, currently, we do not impose a surrender charge on amounts withdrawn during any contract year up to the Guaranteed Lifetime Amount while the GMWB rider is in effect. (See "Guaranteed Minimum Withdrawal Benefit," earlier in this Prospectus.)

For withdrawals in any contract year, we assume gain is withdrawn first, followed by premiums. Premiums are assumed to be withdrawn on a first-in, first-out ("FIFO") basis. The example below explains this charge.

                         HOW THE SURRENDER CHARGE WORKS

         If you have an L Class Contract, elected no optional riders, and made a $10,000 premium payment and due to negative investment experience only $9,500 remained in the Contract when you withdrew it two years later, we would impose a 4.0% charge on $9,000 (which represents the $10,000 premium payment less the $1,000 "free withdrawal amount"). If instead the $10,000 premium payment you made to the Contract grew to $11,000 due to positive investment experience, and you withdrew $600 of gain two years later, and withdrew the remaining $10,400 in a subsequent withdrawal that same contract year (assuming no investment loss or gain between the two withdrawals), we would not impose a surrender charge on the $600 withdrawn (as it represents gain, and not premium) and we would impose a 4.0% surrender charge only on $10,000 of the $10,400 subsequent withdrawal (as $400 of that amount represents gain).

HOW DEDUCTED. For surrenders, we deduct the charge from the amount of your withdrawal request. For partial withdrawals, we deduct the charge on a pro rata basis from among the subaccounts you're invested in, based on the ratio of your subaccount value to your account value. The example below shows how this works.

                              PRO RATA DEDUCTIONS


         You have a C Class Contract with a current account value of $100,000. $60,000 is in the BlackRock Basic Value V.I. Subaccount, and $40,000 is in the BlackRock Bond V.I. Subaccount. You withdraw $20,000 from the Contract, and the entire $20,000 is subject to a 2.0% surrender charge ($400). Accordingly, $240 (60% of $400) is deducted from the BlackRock Basic Value V.I. Subaccount and $160 (40% of $400) is deducted from the BlackRock Bond V.I. Subaccount.


                                  CONTRACT FEE

We may charge a $50 contract fee on each contract anniversary, upon surrender, or upon annuitization. We will impose this fee if the greater of account value (less uncollected charges) or premiums (less withdrawals) is less than $50,000.

The contract fee compensates us for the expenses related to the maintenance of the Contract. We do not deduct the contract fee after the annuity date. The contract fee may be changed, but it will never exceed the maximum fee of $75.

If the contract fee       - We deduct this fee from your account value on each
applies, we will          Contract anniversary before the annuity date.
deduct it as              - We deduct this fee from your account value if you
follows:                  surrender or annuitize the Contract on any date other than a contract anniversary.
                          - We deduct this fee on a pro rata basis from all
                          subaccounts in which your account value is invested.

                                  TRANSFER FEE

You may make up to twelve transfers among subaccounts per contract year without charge. If you make more than twelve, we will charge you $25 (guaranteed not to exceed $30) for each extra transfer in the contract year. We deduct this fee pro rata from the amount transferred. Transfers made by us under the

Dollar Cost Averaging Program, the Asset Allocation Program, and the Rebalancing Program will not count toward the twelve transfers permitted among subaccounts per contract year without charge. (See "Dollar Cost Averaging Program," "Asset Allocation Program," "Rebalancing Program," and "Transfers Among Subaccounts.")

                                  GMDB CHARGE

If you elect a GMDB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current and maximum GMDB charge percentages vary according to the type of GMDB that you choose. We have the right to change the current GMDB charge percentage, but it will never exceed the maximum GMDB charge percentage. The amount of the GMDB charge is calculated on each monthaversary by multiplying the GMDB Base by the current annual GMDB charge percentage noted below and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the GMDB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMDB charges. (See "Death Benefit - Guaranteed Minimum Death Benefit Options" for the definition of the respective GMDB Base values.) The annual GMDB charges are as follows:


------------------------------------------------------------------------------
         TYPE OF GMDB            CURRENT GMDB CHARGE %   MAXIMUM GMDB CHARGE %
------------------------------------------------------------------------------
    Return of Premium (all
            versions)                    0.15%                   0.40%
------------------------------------------------------------------------------
   Maximum Anniversary Value             0.25%                   0.65%
------------------------------------------------------------------------------
Greater of Maximum Anniversary
        Value and Roll-Up                0.55%                   1.20%
------------------------------------------------------------------------------


If the GMDB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any GMDB charge that would be collected on the next quarterversary. We deduct the GMDB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMDB charge regardless of whether the GMDB has any value.

                                   ADB CHARGE

If you elect the ADB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We won't deduct this charge after the annuity date. The current annual ADB charge percentage is 0.25%. We have the right to change the current ADB charge percentage, but it will never exceed the maximum ADB charge percentage which is 0.50%. The amount of the ADB charge is calculated on each monthaversary by multiplying the account value by the current annual ADB charge percentage and dividing the resulting amount by 12. On each quarterversary, we deduct the sum of the ADB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the ADB charges. If the ADB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the ADB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the ADB charge regardless of whether the ADB has any value.

                                  GMIB CHARGE


If you elect a GMIB option, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We do not deduct this charge after the annuity date or the last exercise date. The current and maximum GMIB charge percentages vary according to the type of GMIB that you


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choose. (See the "Fee Table.") We have the right to change the current GMIB charge percentage, but it will never exceed the maximum GMIB charge percentage. The amount of the GMIB charge is calculated on each monthaversary by multiplying the applicable GMIB Base by the current annual GMIB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Income Benefit" and "Guaranteed Minimum Income Benefit EXTRA" for a definition of the GMIB Base and GMIB EXTRA Base, respectively.) On each quarterversary, we deduct the sum of the GMIB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMIB charges. If the GMIB rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMIB charge on a pro rata basis from all subaccounts in which your account value is invested. We deduct the GMIB charge regardless of whether annuity payments under the GMIB would be higher than those provided under the Contract.


                                  GMWB CHARGE


If you elect a GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.60% for the Single Life Rider and 0.75% for the Joint Life Rider. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which are 1.25% and 1.50% respectively. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by 12. (See "Guaranteed Minimum Withdrawal Benefit" for the definition of GMWB Base.) Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge. On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the account value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the account value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your account value is deducted. We deduct the GMWB charge regardless of whether the GMWB ever reaches GMWB settlement.


                                 OTHER CHARGES

REDEMPTION FEE. We reserve the right to impose a redemption fee upon a transfer from one subaccount to another in jurisdictions where permissible, or to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

TAX CHARGES. We reserve the right, subject to any necessary regulatory approval, to charge for assessments or federal premium taxes or federal, state or local excise, profits or income taxes measured by or attributable to the receipt of premiums. We also reserve the right to deduct from the Separate Account any taxes imposed on the Separate Account's investment earnings. (See "Tax Status of the Contract.")

FUND EXPENSES. In calculating net asset values, the Funds deduct advisory fees and operating expenses from assets. (See "Fee Table.") Information about those fees and expenses also can be found in the prospectuses for the Funds, and in the applicable Statement of Additional Information for each Fund.

CHANGES IN CONTRACT CHARGES OR FEES. If we have reserved the right to change a contract charge or fee, any such changes will be applied by Class, and will be based upon changes in applicable experience factors such as investment income and returns, mortality, persistency, expenses, and taxes. Any change will be determined in accordance with procedures and standards on file, if required, with the insurance supervisory

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official of the jurisdiction in which the Contract is delivered. Charges after any change will not exceed the maximum charges.

PREMIUM TAXES. Various jurisdictions impose a premium tax on annuity premiums when they are received by an insurance company. In other jurisdictions, a premium tax is paid on the annuity value on the annuity date.


Premium tax rates vary from jurisdiction to jurisdiction and currently range from 0% to 4.0%. Although we pay these taxes when due, we won't deduct them from your account value until the annuity date. In those jurisdictions that do not allow an insurance company to reduce its current taxable premium income by the amount of any withdrawal, surrender or death benefit paid, we will also deduct a charge for these taxes on any withdrawal, surrender or death benefit paid under the Contract.


Premium tax rates are subject to change by law, administrative interpretations, or court decisions. Premium tax amounts will depend on, among other things, the contract owner's state of residence, our status within that jurisdiction, and the premium tax laws of that jurisdiction.

                                CONTRACT CREDITS

Credits may be added to your account value. Currently, we are not adding any credits to your account value. We reserve the right to add, modify, or discontinue any credit at any time in our sole discretion.

FEDERAL INCOME TAXES
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The following summary discussion is based on our understanding of current federal income tax law as the Internal Revenue Service (IRS) now interprets it. We can't guarantee that the law or the IRS's interpretation won't change. It does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. Counsel or other tax advisors should be consulted for further information.

We haven't considered any applicable federal gift, estate or any state or other tax laws. Of course, your own tax status or that of your beneficiary can affect the tax consequences of ownership or receipt of distributions.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money - generally for retirement purposes. Your annuity must be independent of any tax-qualified retirement or pension plan and is termed a nonqualified contract. THE CONTRACT IS ONLY AVAILABLE AS A NONQUALIFIED CONTRACT. IT MAY NOT BE ISSUED AS AN IRA, ROTH IRA, TAX-SHELTERED ANNUITY, SEP IRA, SIMPLE IRA, OR PURCHASED THROUGH AN ESTABLISHED TAX-QUALIFIED CUSTODIAL ACCOUNT OR IN CONNECTION WITH A QUALIFIED RETIREMENT PLAN OR SECTION 457(b) PLAN.

                           TAX STATUS OF THE CONTRACT

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Internal Revenue Code (IRC) and the regulations under it provide that separate account investments underlying a contract must be "adequately diversified" for it to qualify as an annuity contract under IRC section 72. The Separate Account, through the subaccounts, intends to comply with the diversification requirements of the regulations under Section 817(h). This will affect how we make investments.

OWNER CONTROL. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to current tax on income produced by those assets. Although there is little guidance in this area and published guidance does not address certain aspects of the Contracts, we believe that the owner of a Contract should not be treated as the owner of the underlying assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

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

REQUIRED DISTRIBUTIONS. To qualify as an annuity contract under Section 72(s) of the IRC, a nonqualified annuity contract must provide that: (a) if any owner dies on or after the annuity starting date but before all amounts under the Contract have been distributed, the remaining amounts will be distributed at least as quickly as under the method being used when the owner died; and (b) if any owner dies before the annuity starting date, all amounts under the Contract will be distributed within five years of the date of death. So long as the distributions begin within a year of the owner's death, the IRS will consider these requirements satisfied for any part of the owner's interest payable to or for the benefit of a "designated beneficiary" and distributed over the beneficiary's life or over a period that cannot exceed the beneficiary's life expectancy. A designated beneficiary is the person the owner names as beneficiary and who assumes ownership when the owner dies. A designated beneficiary must be a natural person. If the deceased owner's spouse is the designated beneficiary, he or she can continue the Contract when such contract owner dies.

Nonqualified Contracts are designed to comply with Section 72(s), although no regulations interpreting these requirements have yet been issued. We will review the Contract and amend it if necessary to make sure that it continues to comply with the section's requirements when such requirements are clarified by regulation or otherwise.

                             TAXATION OF ANNUITIES

IN GENERAL. IRC Section 72 governs annuity taxation generally. We believe an owner who is a natural person usually won't be taxed on increases in the value of a contract until there is a distribution (i.e., the owner withdraws all or part of the account value or takes annuity payments). Assigning, pledging, or agreeing to assign or pledge any part of the account value usually will be considered a distribution. Distributions of accumulated investment earnings are taxable as ordinary income.

An owner of any annuity contract who is not a natural person (e.g., a corporation or a trust) generally must include in income any increase in the excess of the account value over the "investment in the contract" during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person may wish to discuss them with a competent tax advisor. Bonus amounts are not treated as an "investment in the contract."

ANNUITY PAYMENTS. Although tax consequences may vary depending on the annuity option selected under an annuity contract, generally, if the owner of the Contract is a natural person or a non-natural person (including a trust) holding as agent for a natural person, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.


WITHDRAWALS AND SURRENDERS. The following discussion applies generally to Contracts owned by a natural person: When you take a withdrawal from a Contract, the amount received generally will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Although the tax treatment is not clear, if you purchase a GMWB rider and you take a withdrawal from your Contract before the Contract is annuitized, we intend to treat the amount of the withdrawal up to the difference between the greater of:


(1)   your account value immediately before the distribution, or

(2)   your Guaranteed Lifetime Amount immediately before the distribution and your investment in the Contract as a taxable distribution. In certain circumstances, this treatment with respect to a GMWB rider could result in your account value being less than your investment in the


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Contract after such a withdrawal. If you subsequently surrender your Contract under such circumstances, you would have a loss which may be deductible. Please consult your tax advisor.

See Appendix H for GMWB tax examples.

TAXATION OF DEATH BENEFIT PROCEEDS. Amounts, including any ADB, may be paid from a Contract because an owner or annuitant (if an owner is not a natural person) has died. If the payments are made in a single sum, they're taxed the same way a surrender from the Contract is taxed. If they are distributed as annuity payments, they're taxed as annuity payments.

                        PENALTY TAX ON SOME WITHDRAWALS

You may have to pay a penalty tax (10 percent of the amount treated as taxable income) on some withdrawals. However, there is usually no penalty on distributions:

(1)   on or after you reach age 59 1/2;

(2) after you die (or after the annuitant dies, if an owner isn't an individual);

(3)   after you become disabled; or

(4) that are part of a series of substantially equal periodic (at least annual) payments for your life (or life expectancy) or the joint lives (or life expectancies) of you and your beneficiary.

Other exceptions may be applicable under certain circumstances and special rules may apply in connection with the exceptions listed above. You should consult a tax advisor with regard to exceptions from the penalty tax.

               TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT

Transferring or assigning ownership of the Contract, designating an annuitant, designating a payee or beneficiary who is not also the owner, or exchanging a Contract can have other tax consequences that we don't discuss here. If you're thinking about any of those transactions, contact a tax advisor.

                                  WITHHOLDING

Annuity distributions usually are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. However, recipients can choose not to have tax withheld from distributions.

                               MULTIPLE CONTRACTS

All nonqualified deferred annuity contracts that we (or our affiliates) issue to the same owner during any calendar year are generally treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. This could affect when income is taxable and how much is subject to the ten percent penalty tax discussed above.

                              FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

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                        GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the IRC may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the IRC may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

        ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS


The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax advisor regarding U.S. state and foreign taxation with respect to an annuity contract purchase.


                            OPTIONAL BENEFIT RIDERS


It is possible that the IRS may take the position that fees deducted for certain optional benefit riders, such as the GMDB, ADB, GMIB, and GMWB riders are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59 1/2. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.


                          POSSIBLE CHANGES IN TAXATION

Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax advisor should be consulted with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

                         POSSIBLE CHARGE FOR OUR TAXES

Currently we don't charge the Separate Account for any Federal, state, or local taxes on them or the Contracts (other than premium taxes), but we reserve the right to charge the Separate Account or the Contracts for any tax or other cost resulting from the tax laws that we believe should be attributed to them.

                              FOREIGN TAX CREDITS

To the extent that any Fund makes the appropriate election, certain foreign taxes paid by the Fund will be treated as being paid by the Company, which may deduct or claim a tax credit for such taxes. The benefits of any such deduction or credit will not be passed through to the contract owners.

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PERFORMANCE INFORMATION
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From time to time, we may advertise yields, effective yields, and total returns for the subaccounts for a Class. These figures are based on historical earnings and do not indicate or project future performance. We may also advertise performance of the subaccounts in comparison to certain performance rankings and indices. More detailed information on the calculation of performance information appears in the Statement of Additional Information.

Effective yields and total returns for a subaccount for a Class are based on the investment performance of the corresponding Fund. Fund expenses influence Fund performance.


The yield of the BlackRock Money Market V.I. Subaccount refers to the annualized income generated by an investment in the subaccount over a specified 7-day period on a Class-specific basis. The yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



The yield of a subaccount (other than the BlackRock Money Market V.I. Subaccount) refers to the annualized income generated by an investment in the subaccount over a specified 30-day or one month period on a Class-specific basis. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.


The average annual total return of a subaccount refers to return quotations assuming an investment has been held in each subaccount for 1, 5 and 10 years, or for a shorter period, if applicable. We provide average annual total returns for the subaccounts on a Class-specific basis. The average annual total returns represent the average compounded rates of return that would cause an initial investment of $1,000 to equal the value of that investment at the end of each period. These percentages include any surrender charge that would apply if you terminated the Contract at the end of each period indicated, but exclude any deductions for premium taxes. Total returns do not reflect any rider charges, nor bonus amounts if applicable.

We may also advertise or present yield or total return performance information computed on different bases, but this information will always be accompanied by average annual total returns for the corresponding subaccounts for each Class. For example, we may present total return performance information that doesn't reflect a deduction for the surrender charge. This presentation assumes that an investment in the Contract will extend beyond the period when the surrender charge applies, consistent with the long term investment and retirement objectives of the Contract. We may also advertise total return performance information for the Funds. We may also present total return performance information for a subaccount for periods before the date the subaccount commenced operations on a Class-specific basis. If we do, we'll base performance of the corresponding Fund as if the subaccount existed for the same periods as those indicated for the corresponding Fund, with a level of fees and charges equal to those currently imposed under the Contracts for each Class. We may also present total performance information for a hypothetical Contract assuming allocation of the initial premium to more than one subaccount or assuming monthly or quarterly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present total performance information for a hypothetical Contract assuming participation in the Asset Allocation Program or the Rebalancing Program. This information will reflect the performance of the affected subaccounts for the duration of the allocation under the hypothetical Contract. It will also reflect the deduction of charges described above except for the surrender charge, any rider charges, and any bonus amounts, if applicable. This information may also be compared to various indices.

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

Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis and Funds to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, with investment objectives similar to each of the Funds corresponding to the subaccounts. Performance information may also be based on rankings by services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis. Advertising and sales literature for the Contracts may also compare the performance of the subaccounts on a Class-specific basis to various indices measuring market performance. These unmanaged indices assume the reinvestment of dividends, but do not reflect any deduction for the expense of operating or managing an investment portfolio.

Advertising and sales literature for the Contracts may also contain information on the effect of tax deferred compounding on subaccount investment returns, or returns in general. The tax deferral may be illustrated by graphs and charts and may include a comparison at various points in time of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a currently taxable basis.

OTHER INFORMATION
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                             NOTICES AND ELECTIONS

To be effective all notices, choices, and changes you make under the Contract must be in writing and signed, and be received at our Service Center, unless we have authorized you to use another method. Such communication must be provided by you or your representative, if authorized by you in writing. If you have submitted a telephone authorization form, you may make the following choices via telephone:

(1)   Transfers

(2)   Premium allocation instructions

(3)   Withdrawals, other than full surrenders

(4)   Requests to change the annuity date

We will use reasonable procedures to confirm that a telephone request is genuine. These procedures may include possible tape recording of telephone calls and obtaining appropriate identification before effecting any telephone transactions. We do not have any liability if we act on a request that we reasonably believe is genuine.

Because telephone transactions will be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you.

Telephone systems may not always be available. Any telephone system, whether it is yours, your service provider's, your Financial Advisor's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Where you or your authorized representative have not given instructions to a Service Center representative prior to 4:00 p.m. (ET), even if due to our delay in answering your call, we will consider requests to be received the following business day. Although we have taken precautions to help our systems handle heavy use, we cannot guarantee reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Service Center.

                                 VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Funds' shareholder meetings. However, we will vote all Fund shares attributable

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to Contracts by following instructions we receive from you. If we don't receive voting instructions, we'll vote those shares in the same proportion as shares for which we receive instructions. We determine the number of shares you may give voting instructions on by dividing your interest in a subaccount by the net asset value per share of the corresponding Fund. We'll determine the number of shares you may give voting instructions on as of a record date we choose. We may vote Fund shares in our own right if laws change to permit us to do so.

You have voting rights until the annuity date. You may give voting instructions concerning:

(1)   the election of a Fund's Board of Directors;

(2)   ratification of a Fund's independent accountant;

(3) approval of the investment advisory agreement for a Fund corresponding to your selected subaccounts;

(4) any change in a fundamental investment policy of a Fund corresponding to your selected subaccounts; and

(5)   any other matter requiring a vote of the Fund's shareholders.

                           REPORTS TO CONTRACT OWNERS

At least once each contract year before the annuity date, we will send you information about your Contract. It will outline all your Contract transactions during the year, your Contract's current number of accumulation units in each subaccount, the value of each accumulation unit of each subaccount, and the account value and the surrender value.

You will also receive an annual and a semi-annual report containing financial statements and a list of portfolio securities of the Funds.

                               MATERIAL CONFLICTS

The Funds sell their shares to our separate accounts in connection with variable annuity and/or variable life insurance products, and may also sell their shares to separate accounts of affiliated and/or unaffiliated insurance companies. Certain Funds may also offer their shares to pension and retirement plans and to "fund of funds" (open-end management investment companies, or series thereof, that offer their shares exclusively to insurance companies, their separate accounts, and/or to qualified plans).

It is conceivable that material conflicts could arise as a result of both variable annuity and variable life insurance separate accounts investing in the Funds. Although no material conflicts are foreseen, the participating insurance companies will monitor events in order to identify any material conflicts between variable annuity and variable life insurance contract owners to determine what action, if any, should be taken. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law or (3) differences between voting instructions given by variable annuity and variable life insurance contract owners. If a conflict occurs, we may be required to eliminate one or more subaccounts of the Separate Account or substitute a new subaccount. In responding to any conflict, we will take the action we believe necessary to protect our contract owners.

                        CHANGES TO THE SEPARATE ACCOUNT

We may also add new subaccounts to the Separate Account, eliminate subaccounts in the Separate Account, deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a subaccount or separate account to another subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of
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the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                              SELLING THE CONTRACT

We have entered into a distribution agreement with our affiliate, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its registered representatives ("Financial Advisors"). The Financial Advisors are registered with the NASD, Inc., licensed as insurance agents in the states in which they do business, and appointed through various Merrill Lynch Life Agencies as our insurance agents. The Merrill Lynch Life Agencies are wholly owned subsidiaries of Distributor.

We pay commissions to the Merrill Lynch Life Agencies for sales of the Contracts by the Financial Advisors. Pursuant to a sales agreement, the Merrill Lynch Life Agencies pay Distributor a portion of the commissions they receive from us for the sales of the Contracts, and the Distributor pays the Financial Advisors and District Annuity Specialists a portion of the commissions it receives from the Merrill Lynch Life Agencies for the sales of the Contracts. Each District Annuity Specialist provides training and marketing support to Financial Advisors in a specific geographic region and is compensated based on sales of the Contracts in that region.


The maximum amount of commissions paid to the Merrill Lynch Life Agencies is 5.25% of each premium and up to 1.20% of account value per year. In addition, the maximum commission paid to the Merrill Lynch Life Agencies on the annuity date is 4.00% of account value. The maximum commission payable to Financial Advisors for Contract sales is 2.30% (less for L and C Class Contracts) of each premium and up to 0.51% of account value per year. In addition, on the annuity date, the maximum commission payable to the Financial Advisors is 1.50% of account value not subject to a surrender charge. The amount of commissions will vary by Class, but will not exceed the maximum amounts listed above. The maximum amount of compensation that may be paid to District Annuity Specialists is 0.13% of each premium.


Financial Advisors and their branch managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items. Non-cash items include conferences, seminars, and trips (including travel, lodging, and meals in connection therewith), entertainment, merchandise, and other similar items. In addition, Financial Advisors who meet certain productivity, persistency, and length of service standards and/or their branch managers may be eligible for additional compensation from Distributor. District Annuity Specialists who meet certain productivity standards may also be eligible for additional compensation from the Merrill Lynch Life Agencies. Sales of the Contracts may help Financial Advisors, their branch managers, and District Annuity Specialists qualify for such benefits. Distributor's Financial Advisors and their branch managers may receive other payments from Distributor for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature, and similar services.

The Distributor does not currently sell the Contracts through other broker-dealers ("selling firms"). However, the Distributor may enter into selling agreements with selling firms in the future. Selling firms may be compensated on a different basis than the various Merrill Lynch Life Agencies and the Financial Advisors; however, commissions paid to selling firms and their sales representatives will not exceed those described above.

Commissions and other incentives or payments described above are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                                STATE REGULATION

We are subject to the laws of the State of Arkansas and to the regulations of the Arkansas Insurance Department. We are also subject to the insurance laws and regulations of all jurisdictions in which we're licensed to do business.

We file an annual statement with the insurance departments of jurisdictions where we do business. The statement discloses our operations for the preceding year and our financial condition as of the end of that year. Our books and accounts are subject to insurance department review at all times. The Arkansas Insurance Department, in conjunction with the National Association of Insurance Commissioners, conducts a full examination of our operations periodically.

                               LEGAL PROCEEDINGS

There are no legal proceedings involving the Separate Account. We and MLPF&S are engaged in various kinds of routine litigation that, in our judgment, are not material to our total assets.

                                    EXPERTS


The financial statements of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and for each of the three years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 2, 2007 (which report expresses an unqualified opinion and includes an explanatory paragraph for the change in accounting method in 2004 for long-duration contracts to conform to Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long Duration Contracts and for Separate Accounts"), and the financial statements of the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2006, and for each of the two years in the period ended December 31, 2006 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 30, 2007, which reports are both incorporated by reference in this Prospectus and included in the Statement of Additional Information and have been so included and incorporated by reference in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.


                                 LEGAL MATTERS

Our organization, our authority to issue the Contract, and the validity of the form of the Contract have been passed upon by Barry G. Skolnick, our General Counsel. Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to federal securities laws.

                            REGISTRATION STATEMENTS

Registration Statements that relate to the Contract and its investment options have been filed with the Securities and Exchange Commission under the Securities Act of 1933 and the Investment Company Act of 1940. This Prospectus does not contain all of the information in the registration statements. You can obtain the omitted information from the Securities and Exchange Commission's principal office in Washington, D.C., upon payment of a prescribed fee.

                          ACCUMULATION UNIT VALUES(1)

                       (Condensed Financial Information)

                                    CLASS B


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM V.I. BASIC VALUE
  3/4/2005 to 12/31/2005..............................     $11.28         $11.56          2303.1123
  1/1/2006 to 12/31/2006..............................     $11.56         $12.92          2310.1675
AIM V.I. MID CAP CORE EQUITY
  3/4/2005 to 12/31/2005..............................     $11.09         $11.46          3087.3237
  1/1/2006 to 12/31/2006..............................     $11.46         $12.59         15769.1748
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.33         $11.75        200780.9566
  1/1/2006 to 12/31/2006..............................     $11.75         $13.28        407621.2814
ALLIANCEBERNSTEIN VPS VALUE
  3/4/2005 to 12/31/2005..............................     $11.19         $11.40         13518.4997
  1/1/2006 to 12/31/2006..............................     $11.40         $13.66         24591.5643
AMERICAN CENTURY VP ULTRA
  3/4/2005 to 12/31/2005..............................     $10.80         $11.07          3170.2488
  1/1/2006 to 12/31/2006..............................     $11.07         $10.58          5898.4598
AFIS ASSET ALLOCATION FUND
  3/4/2005 to 12/31/2005..............................     $10.65         $11.29         64683.7661
  1/1/2006 to 12/31/2006..............................     $11.29         $12.77        190779.6756
AFIS BOND FUND
  3/4/2005 to 12/31/2005..............................     $10.20         $10.19        247518.6342
  1/1/2006 to 12/31/2006..............................     $10.19         $10.75        927642.3366
AFIS GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.18         $12.63        583605.8975
  1/1/2006 to 12/31/2006..............................     $12.63         $13.73        1345997.121
AFIS GROWTH-INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.86         $11.25        152457.3625
  1/1/2006 to 12/31/2006..............................     $11.25         $12.78         315618.502
AFIS INTERNATIONAL FUND
  3/4/2005 to 12/31/2005..............................     $11.62         $13.45        263225.4488
  1/1/2006 to 12/31/2006..............................     $13.45         $15.78        756287.3447
BLACKROCK BASIC VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $11.01         $11.05         55919.9715
  1/1/2006 to 12/31/2006..............................     $11.05         $13.30         83899.9372
BLACKROCK BOND V.I.
  3/4/2005 to 12/31/2005..............................     $10.11         $10.16         24574.0961
  1/1/2006 to 12/31/2006..............................     $10.16         $10.48        108423.8327
BLACKROCK MONEY MARKET V.I.
  3/4/2005 to 12/31/2005..............................     $10.01         $10.15        110538.4074
  1/1/2006 to 12/31/2006..............................     $10.15         $10.48        251519.2697


-------------------------------


(1) Subaccount names reflected in this Accumulation Unit Values Table are the effective names as of December 31, 2006. Each subaccount may have operated under different names in the past.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK FUNDAMENTAL GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $10.87         $11.48         26054.4946
  1/1/2006 to 12/31/2006..............................     $11.48         $11.86         43521.2571
BLACKROCK GLOBAL ALLOCATION V.I.
  3/4/2005 to 12/31/2005..............................     $11.19         $11.91        205269.0519
  1/1/2006 to 12/31/2006..............................     $11.91         $13.70        521250.5683
BLACKROCK GOVERNMENT INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.09         $10.26          3576.8973
  1/1/2006 to 12/31/2006..............................     $10.26         $10.53         20234.4447
BLACKROCK HIGH INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.48         $10.44         12863.6639
  1/1/2006 to 12/31/2006..............................     $10.44         $11.29          43424.832
BLACKROCK S&P 500 INDEX V.I.
  3/4/2005 to 12/31/2005..............................     $10.98         $11.23         14706.8801
  1/1/2006 to 12/31/2006..............................     $11.23         $12.81          58706.999
BLACKROCK INTERNATIONAL VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $12.03         $12.75         35219.4962
  1/1/2006 to 12/31/2006..............................     $12.75         $16.10         78536.3555
BLACKROCK LARGE CAP CORE V.I.
  3/4/2005 to 12/31/2005..............................     $11.75         $12.57         86042.5379
  1/1/2006 to 12/31/2006..............................     $12.57         $14.25        181649.2822
BLACKROCK LARGE CAP GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $11.24         $12.25         11766.4363
  1/1/2006 to 12/31/2006..............................     $12.25         $12.97         33643.6211
BLACKROCK LARGE CAP VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $12.01         $12.92        150316.7659
  1/1/2006 to 12/31/2006..............................     $12.92         $14.80        129814.1758
BLACKROCK VALUE OPPORTUNITIES V.I.
  3/4/2005 to 12/31/2005..............................     $11.06         $12.07         31298.9917
  1/1/2006 to 12/31/2006..............................     $12.07         $13.44         63754.2297
BLACKROCK EQUITY DIVIDEND
  3/4/2005 to 12/31/2005..............................     $10.74         $11.27                  0
  1/1/2006 to 12/31/2006..............................     $11.27         $13.30         27968.2482
BLACKROCK GLOBAL SMALLCAP
  3/4/2005 to 12/31/2005..............................     $10.54         $11.44          24724.264
  1/1/2006 to 12/31/2006..............................     $11.44         $13.33         85506.9193
BLACKROCK INTERNATIONAL INDEX
  3/4/2005 to 12/31/2005..............................     $10.46         $11.35          8052.5479
  1/1/2006 to 12/31/2006..............................     $11.35         $14.12         17720.5543
BLACKROCK SHORT-TERM BOND
  3/4/2005 to 12/31/2005..............................     $ 9.96         $10.00        147095.0266
  1/1/2006 to 12/31/2006..............................     $10.00         $10.35         47324.7355
BLACKROCK MID CAP VALUE OPPORTUNITIES
  3/4/2005 to 12/31/2005..............................     $10.15         $11.19           6548.581
  1/1/2006 to 12/31/2006..............................     $11.19         $12.53         13351.4846
BLACKROCK SMALL CAP INDEX
  3/4/2005 to 12/31/2005..............................     $10.05         $10.46           20625.62
  1/1/2006 to 12/31/2006..............................     $10.46         $12.14         31048.0003

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
COHEN & STEERS VIF REALTY
  3/4/2005 to 12/31/2005..............................     $ 9.98         $11.80         90791.6202
  1/1/2006 to 12/31/2006..............................     $11.80         $15.85        173745.2586
DAVIS VALUE
  3/4/2005 to 12/31/2005..............................     $11.13         $11.69         61843.8852
  1/1/2006 to 12/31/2006..............................     $11.69         $13.28        504598.4384
DREYFUS VIF APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.07         $10.98        272386.6792
  1/1/2006 to 12/31/2006..............................     $10.98         $12.62        382794.7045
EATON VANCE FLOATING-RATE INCOME
  3/4/2005 to 12/31/2005..............................     $10.12         $10.33        156214.9084
  1/1/2006 to 12/31/2006..............................     $10.33         $10.77        450630.1219
FEDERATED CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.97         $10.91           115.5471
  1/1/2006 to 12/31/2006..............................     $10.91         $12.53          5564.2513
FEDERATED KAUFMANN
  3/4/2005 to 12/31/2005..............................     $11.36         $12.55         20458.0763
  1/1/2006 to 12/31/2006..............................     $12.55         $14.23         44043.3509
TEMPLETON FOREIGN SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.67         $12.34         72692.5801
  1/1/2006 to 12/31/2006..............................     $12.34         $14.81        111995.9968
TEMPLETON GROWTH SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.48         $11.94        110227.3038
  1/1/2006 to 12/31/2006..............................     $11.94         $14.38         35083.4847
ROSZEL/DELAWARE TREND
  3/4/2005 to 12/31/2005..............................     $10.37         $11.45          5996.6208
  1/1/2006 to 12/31/2006..............................     $11.45         $12.17         10922.6528
ROSZEL/JPMORGAN MULTI-CAP MARKET NEUTRAL
  6/30/2006(2) to 12/31/2006..........................     $ 9.99         $10.16        312627.8246
ROSZEL/JPMORGAN SMALL CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $10.93         $11.58          5776.9613
  1/1/2006 to 12/31/2006..............................     $11.58         $13.23         15619.9684
ROSZEL/LORD ABBETT AFFILIATED
  3/4/2005 to 12/31/2005..............................     $11.12         $11.25         40512.5704
  1/1/2006 to 12/31/2006..............................     $11.25         $13.06        284136.8835
ROSZEL/LORD ABBETT BOND DEBENTURE
  3/4/2005 to 12/31/2005..............................     $10.52         $10.55         25933.1244
  1/1/2006 to 12/31/2006..............................     $10.55         $11.37         38451.1425
ROSZEL/LORD ABBETT MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.53         $12.09         45491.4394
  1/1/2006 to 12/31/2006..............................     $12.09         $13.39          64519.539
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.44         $12.05           5571.188
  1/1/2006 to 12/31/2006..............................     $12.05         $12.67          5519.4119
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.62         $12.22         51358.9093
  1/1/2006 to 12/31/2006..............................     $12.22         $14.71         84775.9388


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
ROSZEL/MARSICO LARGE CAP GROWTH
  5/1/2006(2) to 12/31/2006...........................     $10.06         $10.18           9243.511
ROSZEL/SELIGMAN MID CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $11.19         $12.12          8992.7757
  1/1/2006 to 12/31/2006..............................     $12.12         $12.65          16296.744
OPPENHEIMER CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.77         $11.22         22172.9016
  1/1/2006 to 12/31/2006..............................     $11.22         $11.94         34444.7245
OPPENHEIMER MAIN STREET/VA
  3/4/2005 to 12/31/2005..............................     $10.97         $11.33                  0
  1/1/2006 to 12/31/2006..............................     $11.33         $12.86          1080.0345
OPPENHEIMER MAIN STREET SMALL CAP/VA
  3/4/2005 to 12/31/2005..............................     $11.52         $12.38         51438.5832
  1/1/2006 to 12/31/2006..............................     $12.38         $14.03         16222.9741
PIONEER EMERGING MARKETS VCT
  5/1/2006(2) to 12/31/2006...........................     $11.05         $11.98         25444.9665
PIONEER FUND VCT
  3/4/2005 to 12/31/2005..............................     $11.05         $11.39        181569.4594
  1/1/2006 to 12/31/2006..............................     $11.39         $13.11        684876.7604
PIONEER HIGH YIELD VCT
  3/4/2005 to 12/31/2005..............................     $10.38         $10.34         33721.8185
  1/1/2006 to 12/31/2006..............................     $10.34         $11.06         47344.6199
PIONEER SMALL CAP VALUE VCT
  3/4/2005 to 12/31/2005..............................     $11.31         $12.30          4691.1117
  1/1/2006 to 12/31/2006..............................     $12.30         $13.88         25635.0577
PREMIER VIT OPCAP RENAISSANCE
  3/4/2005 to 12/31/2005..............................     $10.93         $10.74           840.9018
  1/1/2006 to 12/31/2006..............................     $10.74         $11.82          1025.3198
PIMCO COMMODITYREALRETURN STRATEGY
  3/4/2005 to 12/31/2005..............................     $10.63         $11.44        127839.9274
  1/1/2006 to 12/31/2006..............................     $11.44         $10.94        320099.1094
PIMCO REAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.25         $10.32         30602.7224
  1/1/2006 to 12/31/2006..............................     $10.32         $10.27         52592.8581
PIMCO TOTAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.11         $10.22        667919.7173
  1/1/2006 to 12/31/2006..............................     $10.22         $10.48        1330722.636
VAN KAMPEN COMSTOCK
  3/4/2005 to 12/31/2005..............................     $11.03         $11.24         277697.398
  1/1/2006 to 12/31/2006..............................     $11.24         $12.91        105407.4482
WANGER U.S. SMALLER COMPANIES
  3/4/2005 to 12/31/2005..............................     $11.56         $12.54         98205.2225
  1/1/2006 to 12/31/2006..............................     $12.54         $13.36        366199.7416


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                    CLASS L


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM V.I. BASIC VALUE
  3/4/2005 to 12/31/2005..............................     $11.27         $11.53          5378.8771
  1/1/2006 to 12/31/2006..............................     $11.53         $12.86         12629.9175
AIM V.I. MID CAP CORE EQUITY
  3/4/2005 to 12/31/2005..............................     $11.08         $11.43         25972.8925
  1/1/2006 to 12/31/2006..............................     $11.43         $12.53          52267.242
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.32         $11.72        332368.5633
  1/1/2006 to 12/31/2006..............................     $11.72         $13.22        688607.1639
ALLIANCEBERNSTEIN VPS VALUE
  3/4/2005 to 12/31/2005..............................     $11.18         $11.38          7363.2931
  1/1/2006 to 12/31/2006..............................     $11.38         $13.60         12986.2787
AMERICAN CENTURY VP ULTRA
  3/4/2005 to 12/31/2005..............................     $10.79         $11.04          2610.6528
  1/1/2006 to 12/31/2006..............................     $11.04         $10.53          4176.2155
AFIS ASSET ALLOCATION FUND
  3/4/2005 to 12/31/2005..............................     $10.64         $11.26        263447.7799
  1/1/2006 to 12/31/2006..............................     $11.26         $12.71        338593.9718
AFIS BOND FUND
  3/4/2005 to 12/31/2005..............................     $10.19         $10.16        354335.4766
  1/1/2006 to 12/31/2006..............................     $10.16         $10.70        1428767.985
AFIS GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.17         $12.60        1007070.524
  1/1/2006 to 12/31/2006..............................     $12.60         $13.67        2373020.445
AFIS GROWTH-INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.85         $11.22         220604.117
  1/1/2006 to 12/31/2006..............................     $11.22         $12.73        473450.3971
AFIS INTERNATIONAL FUND
  3/4/2005 to 12/31/2005..............................     $11.61         $13.42        431659.3666
  1/1/2006 to 12/31/2006..............................     $13.42         $15.71        1296340.166
BLACKROCK BASIC VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $11.00         $11.02         34299.6969
  1/1/2006 to 12/31/2006..............................     $11.02         $13.24         60370.1932
BLACKROCK BOND V.I.
  3/4/2005 to 12/31/2005..............................     $10.10         $10.13         74810.1293
  1/1/2006 to 12/31/2006..............................     $10.13         $10.43        193101.1405
BLACKROCK MONEY MARKET V.I.
  3/4/2005 to 12/31/2005..............................     $10.01         $10.12        221994.8563
  1/1/2006 to 12/31/2006..............................     $10.12         $10.43        732117.9151
BLACKROCK FUNDAMENTAL GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $10.86         $11.45         23735.1016
  1/1/2006 to 12/31/2006..............................     $11.45         $11.80         53253.5725

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK GLOBAL ALLOCATION V.I.
  3/4/2005 to 12/31/2005..............................     $11.18         $11.88        241330.1781
  1/1/2006 to 12/31/2006..............................     $11.88         $13.64        641238.0789
BLACKROCK GOVERNMENT INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.09         $10.23          10924.537
  1/1/2006 to 12/31/2006..............................     $10.23         $10.48         15739.3923
BLACKROCK HIGH INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.47         $10.41         28038.8631
  1/1/2006 to 12/31/2006..............................     $10.41         $11.24         45775.5058
BLACKROCK S&P 500 INDEX V.I.
  3/4/2005 to 12/31/2005..............................     $10.97         $11.20         60708.5457
  1/1/2006 to 12/31/2006..............................     $11.20         $12.75         66740.2142
BLACKROCK INTERNATIONAL VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $12.02         $12.72         38336.7921
  1/1/2006 to 12/31/2006..............................     $12.72         $16.03         95551.0265
BLACKROCK LARGE CAP CORE V.I.
  3/4/2005 to 12/31/2005..............................     $11.75         $12.54        117090.9609
  1/1/2006 to 12/31/2006..............................     $12.54         $14.18        249738.0546
BLACKROCK LARGE CAP GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $11.23         $12.22         30549.6985
  1/1/2006 to 12/31/2006..............................     $12.22         $12.91         99579.9228
BLACKROCK LARGE CAP VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $12.00         $12.88        297220.3146
  1/1/2006 to 12/31/2006..............................     $12.88         $14.73         165990.991
BLACKROCK VALUE OPPORTUNITIES V.I.
  3/4/2005 to 12/31/2005..............................     $11.05         $12.04         16036.8838
  1/1/2006 to 12/31/2006..............................     $12.04         $13.38         29132.2845
BLACKROCK EQUITY DIVIDEND
  3/4/2005 to 12/31/2005..............................     $10.73         $11.25         17980.0209
  1/1/2006 to 12/31/2006..............................     $11.25         $13.24         36295.6035
BLACKROCK GLOBAL SMALLCAP
  3/4/2005 to 12/31/2005..............................     $10.53         $11.42          23919.744
  1/1/2006 to 12/31/2006..............................     $11.42         $13.28         63048.7992
BLACKROCK INTERNATIONAL INDEX
  3/4/2005 to 12/31/2005..............................     $10.45         $11.33          2720.6022
  1/1/2006 to 12/31/2006..............................     $11.33         $14.07         33183.6899
BLACKROCK SHORT-TERM-BOND
  3/4/2005 to 12/31/2005..............................     $ 9.96         $ 9.98        164027.0132
  1/1/2006 to 12/31/2006..............................     $ 9.98         $10.31         26426.7657
BLACKROCK MID CAP VALUE OPPORTUNITIES
  3/4/2005 to 12/31/2005..............................     $10.14         $11.17          2001.4301
  1/1/2006 to 12/31/2006..............................     $11.17         $12.48         16507.3866
BLACKROCK SMALL CAP INDEX
  3/4/2005 to 12/31/2005..............................     $10.04         $10.43         13709.0727
  1/1/2006 to 12/31/2006..............................     $10.43         $12.10         25726.2437

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
COHEN & STEERS VIF REALTY
  3/4/2005 to 12/31/2005..............................     $ 9.98         $11.78        184853.2959
  1/1/2006 to 12/31/2006..............................     $11.78         $15.79        360543.9799
DAVIS VALUE
  3/4/2005 to 12/31/2005..............................     $11.13         $11.66        168465.7883
  1/1/2006 to 12/31/2006..............................     $11.66         $13.22        985841.6387
DREYFUS VIF APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.06         $10.96        569603.7836
  1/1/2006 to 12/31/2006..............................     $10.96         $12.56        748883.5274
EATON VANCE FLOATING-RATE INCOME
  3/4/2005 to 12/31/2005..............................     $10.11         $10.30        283483.8457
  1/1/2006 to 12/31/2006..............................     $10.30         $10.72        788467.2664
FEDERATED CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.96         $10.89                  0
  1/1/2006 to 12/31/2006..............................     $10.89         $12.47          1108.8928
FEDERATED KAUFMANN
  3/4/2005 to 12/31/2005..............................     $11.35         $12.51         46003.7619
  1/1/2006 to 12/31/2006..............................     $12.51         $14.17         107028.548
TEMPLETON FOREIGN SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.66         $12.31         88191.1934
  1/1/2006 to 12/31/2006..............................     $12.31         $14.75        211995.7502
TEMPLETON GROWTH SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.47         $11.91        229012.9189
  1/1/2006 to 12/31/2006..............................     $11.91         $14.32         79066.9754
ROSZEL/DELAWARE TREND
  3/4/2005 to 12/31/2005..............................     $10.36         $11.42         15849.4377
  1/1/2006 to 12/31/2006..............................     $11.42         $12.11         18920.7847
ROSZEL/JPMORGAN MULTI-CAP MARKET NEUTRAL
  6/30/2006(2) to 12/31/2006..........................     $ 9.99         $10.15        576914.2956
ROSZEL/JPMORGAN SMALL CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $10.92         $11.55         16357.4802
  1/1/2006 to 12/31/2006..............................     $11.55         $13.17         25849.6177
ROSZEL/LORD ABBETT AFFILIATED
  3/4/2005 to 12/31/2005..............................     $11.11         $11.22         39762.6576
  1/1/2006 to 12/31/2006..............................     $11.22         $13.00        481215.3986
ROSZEL/LORD ABBETT BOND DEBENTURE
  3/4/2005 to 12/31/2005..............................     $10.51         $10.52         47444.3302
  1/1/2006 to 12/31/2006..............................     $10.52         $11.32         68450.7368
ROSZEL/LORD ABBETT MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.52         $12.06         76985.7235
  1/1/2006 to 12/31/2006..............................     $12.06         $13.33        127488.4635
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.43         $12.02          1782.4532
  1/1/2006 to 12/31/2006..............................     $12.02         $12.61          1957.8866


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.61         $12.19         66186.1951
  1/1/2006 to 12/31/2006..............................     $12.19         $14.64        118587.3574
ROSZEL/MARSICO LARGE CAP GROWTH
  5/1/2006(2) to 12/31/2006...........................     $10.05         $10.16         39728.7942
ROSZEL/SELIGMAN MID CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $11.18         $12.09          7984.6858
  1/1/2006 to 12/31/2006..............................     $12.09         $12.59         13734.1148
OPPENHEIMER CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.76         $11.19         16741.0044
  1/1/2006 to 12/31/2006..............................     $11.19         $11.89         33684.1417
OPPENHEIMER MAIN STREET/VA
  3/4/2005 to 12/31/2005..............................     $10.96         $11.30         10518.6749
  1/1/2006 to 12/31/2006..............................     $11.30         $12.80         12103.5025
OPPENHEIMER MAIN STREET SMALL CAP/VA
  3/4/2005 to 12/31/2005..............................     $11.51         $12.35         90298.9536
  1/1/2006 to 12/31/2006..............................     $12.35         $13.97         35810.8638
PIONEER EMERGING MARKETS VCT
  5/1/2006(2) to 12/31/2006...........................     $11.05         $11.96         25902.1773
PIONEER FUND VCT
  3/4/2005 to 12/31/2005..............................     $11.04         $11.37        355323.2795
  1/1/2006 to 12/31/2006..............................     $11.37         $13.05        1299288.446
PIONEER HIGH YIELD VCT
  3/4/2005 to 12/31/2005..............................     $10.37         $10.31         54164.5149
  1/1/2006 to 12/31/2006..............................     $10.31         $11.01         73063.6625
PIONEER SMALL CAP VALUE VCT
  3/4/2005 to 12/31/2005..............................     $11.30         $12.27         14615.0169
  1/1/2006 to 12/31/2006..............................     $12.27         $13.81         16834.0209
PREMIER VIT OPCAP RENAISSANCE
  3/4/2005 to 12/31/2005..............................     $10.93         $10.72          3196.0745
  1/1/2006 to 12/31/2006..............................     $10.72         $11.77          3391.8897
PIMCO COMMODITYREALRETURN STRATEGY
  3/4/2005 to 12/31/2005..............................     $10.62         $11.41        290140.3238
  1/1/2006 to 12/31/2006..............................     $11.41         $10.89        630191.9846
PIMCO REAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.24         $10.30         78974.2965
  1/1/2006 to 12/31/2006..............................     $10.30         $10.22        124547.5343
PIMCO TOTAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.10         $10.20        1284254.477
  1/1/2006 to 12/31/2006..............................     $10.20         $10.44        2415318.253
VAN KAMPEN COMSTOCK
  3/4/2005 to 12/31/2005..............................     $11.02         $11.21        532984.4895
  1/1/2006 to 12/31/2006..............................     $11.21         $12.85        241969.1685
WANGER U.S. SMALLER COMPANIES
  3/4/2005 to 12/31/2005..............................     $11.55         $12.51        179206.0146
  1/1/2006 to 12/31/2006..............................     $12.51         $13.30        697284.2287


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                    CLASS C


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM V.I. BASIC VALUE
  3/4/2005 to 12/31/2005..............................     $11.27         $11.51          2188.3007
  1/1/2006 to 12/31/2006..............................     $11.51         $12.82          2179.2808
AIM V.I. MID CAP CORE EQUITY
  3/4/2005 to 12/31/2005..............................     $11.07         $11.41           4269.961
  1/1/2006 to 12/31/2006..............................     $11.41         $12.49          3681.9491
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.32         $11.70         90691.9764
  1/1/2006 to 12/31/2006..............................     $11.70         $13.17        158548.7411
ALLIANCEBERNSTEIN VPS VALUE
  3/4/2005 to 12/31/2005..............................     $11.17         $11.35          4648.5246
  1/1/2006 to 12/31/2006..............................     $11.35         $13.56            5263.42
AMERICAN CENTURY VP ULTRA
  3/4/2005 to 12/31/2005..............................     $10.78         $11.02           7306.028
  1/1/2006 to 12/31/2006..............................     $11.02         $10.49          8663.1215
AFIS ASSET ALLOCATION FUND
  3/4/2005 to 12/31/2005..............................     $10.63         $11.24         25239.3872
  1/1/2006 to 12/31/2006..............................     $11.24         $12.67         41785.0984
AFIS BOND FUND
  3/4/2005 to 12/31/2005..............................     $10.18         $10.14         64386.8015
  1/1/2006 to 12/31/2006..............................     $10.14         $10.66        361370.7994
AFIS GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.17         $12.58        209140.0639
  1/1/2006 to 12/31/2006..............................     $12.58         $13.62         455562.951
AFIS GROWTH-INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.84         $11.20         36224.2057
  1/1/2006 to 12/31/2006..............................     $11.20         $12.68         72476.1631
AFIS INTERNATIONAL FUND
  3/4/2005 to 12/31/2005..............................     $11.60         $13.39        110128.3255
  1/1/2006 to 12/31/2006..............................     $13.39         $15.66        287159.3533
BLACKROCK BASIC VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $10.99         $11.00          1561.7261
  1/1/2006 to 12/31/2006..............................     $11.00         $13.19         10786.6595
BLACKROCK BOND V.I.
  3/4/2005 to 12/31/2005..............................     $10.09         $10.12          6255.2325
  1/1/2006 to 12/31/2006..............................     $10.12         $10.39         42924.0189
BLACKROCK MONEY MARKET V.I.
  3/4/2005 to 12/31/2005..............................     $10.00         $10.10         164735.483
  1/1/2006 to 12/31/2006..............................     $10.10         $10.39        260272.5424
BLACKROCK FUNDAMENTAL GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $10.85         $11.43          8184.8887
  1/1/2006 to 12/31/2006..............................     $11.43         $11.76          36141.315
BLACKROCK GLOBAL ALLOCATION V.I.
  3/4/2005 to 12/31/2005..............................     $11.17         $11.86           110222.6
  1/1/2006 to 12/31/2006..............................     $11.86         $13.60        346309.9477

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK GOVERNMENT INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.08         $10.21         11111.0177
  1/1/2006 to 12/31/2006..............................     $10.21         $10.44         34919.8929
BLACKROCK HIGH INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.47         $10.39          3150.6358
  1/1/2006 to 12/31/2006..............................     $10.39         $11.20          9442.2648
BLACKROCK S&P 500 INDEX V.I.
  3/4/2005 to 12/31/2005..............................     $10.97         $11.18         17457.7228
  1/1/2006 to 12/31/2006..............................     $11.18         $12.71         19382.7941
BLACKROCK INTERNATIONAL VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $12.01         $12.69         13669.3608
  1/1/2006 to 12/31/2006..............................     $12.69         $15.98         39968.8102
BLACKROCK LARGE CAP CORE V.I.
  3/4/2005 to 12/31/2005..............................     $11.74         $12.52         21707.5322
  1/1/2006 to 12/31/2006..............................     $12.52         $14.13         85571.4922
BLACKROCK LARGE CAP GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $11.22         $12.19         53552.9172
  1/1/2006 to 12/31/2006..............................     $12.19         $12.86        100507.4159
BLACKROCK LARGE CAP VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $11.99         $12.86        109742.2603
  1/1/2006 to 12/31/2006..............................     $12.86         $14.68         57418.4542
BLACKROCK VALUE OPPORTUNITIES V.I.
  3/4/2005 to 12/31/2005..............................     $11.04         $12.01          6167.0847
  1/1/2006 to 12/31/2006..............................     $12.01         $13.34          5400.9767
BLACKROCK EQUITY DIVIDEND
  3/4/2005 to 12/31/2005..............................     $10.73         $11.23          8921.0924
  1/1/2006 to 12/31/2006..............................     $11.23         $13.20         10229.7286
BLACKROCK GLOBAL SMALLCAP
  3/4/2005 to 12/31/2005..............................     $10.53         $11.40          8827.8799
  1/1/2006 to 12/31/2006..............................     $11.40         $13.24         19222.1178
BLACKROCK INTERNATIONAL INDEX
  3/4/2005 to 12/31/2005..............................     $10.45         $11.31          62566.987
  1/1/2006 to 12/31/2006..............................     $11.31         $14.03         41007.8287
BLACKROCK SHORT-TERM BOND
  3/4/2005 to 12/31/2005..............................     $ 9.96         $ 9.97         54005.3346
  1/1/2006 to 12/31/2006..............................     $ 9.97         $10.28         60783.9285
BLACKROCK MID CAP VALUE OPPORTUNITIES
  3/4/2005 to 12/31/2005..............................     $10.14         $11.15          4826.7626
  1/1/2006 to 12/31/2006..............................     $11.15         $12.44          6374.3904
BLACKROCK SMALL CAP INDEX
  3/4/2005 to 12/31/2005..............................     $10.04         $10.42          6570.2003
  1/1/2006 to 12/31/2006..............................     $10.42         $12.06          9177.1811
COHEN & STEERS VIF REALTY
  3/4/2005 to 12/31/2005..............................     $ 9.97         $11.76           43461.33
  1/1/2006 to 12/31/2006..............................     $11.76         $15.74         77006.0365
DAVIS VALUE
  3/4/2005 to 12/31/2005..............................     $11.12         $11.64         52892.9183
  1/1/2006 to 12/31/2006..............................     $11.64         $13.18        261522.4688

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
DREYFUS VIF APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.06         $10.93        128987.7181
  1/1/2006 to 12/31/2006..............................     $10.93         $12.52        168317.6468
EATON VANCE FLOATING-RATE INCOME
  3/4/2005 to 12/31/2005..............................     $10.10         $10.28         73823.4395
  1/1/2006 to 12/31/2006..............................     $10.28         $10.69        229899.9327
FEDERATED CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.95         $10.87          2055.5192
  1/1/2006 to 12/31/2006..............................     $10.87         $12.43          5384.6738
FEDERATED KAUFMANN
  3/4/2005 to 12/31/2005..............................     $11.34         $12.49         15751.4051
  1/1/2006 to 12/31/2006..............................     $12.49         $14.12         27615.2902
TEMPLETON FOREIGN SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.65         $12.28         39061.3829
  1/1/2006 to 12/31/2006..............................     $12.28         $14.70         62958.7394
TEMPLETON GROWTH SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.46         $11.89          39999.247
  1/1/2006 to 12/31/2006..............................     $11.89         $14.27         11185.4297
ROSZEL/DELAWARE TREND
  3/4/2005 to 12/31/2005..............................     $10.35         $11.40         10981.7809
  1/1/2006 to 12/31/2006..............................     $11.40         $12.07         17074.2784
ROSZEL/JPMORGAN MULTI-CAP MARKET NEUTRAL
  6/30/2006(2) to 12/31/2006..........................     $ 9.99         $10.14        134626.5255
ROSZEL/JPMORGAN SMALL CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $10.91         $11.53          6540.6976
  1/1/2006 to 12/31/2006..............................     $11.53         $13.12          9572.0424
ROSZEL/LORD ABBETT AFFILIATED
  3/4/2005 to 12/31/2005..............................     $11.10         $11.20         11185.5418
  1/1/2006 to 12/31/2006..............................     $11.20         $12.96        121080.4517
ROSZEL/LORD ABBETT BOND DEBENTURE
  3/4/2005 to 12/31/2005..............................     $10.50         $10.50         20883.6057
  1/1/2006 to 12/31/2006..............................     $10.50         $11.28         27850.8727
ROSZEL/LORD ABBETT MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.51         $12.04         29707.5211
  1/1/2006 to 12/31/2006..............................     $12.04         $13.29         54410.8961
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.43         $11.99                  0
  1/1/2006 to 12/31/2006..............................     $11.99         $12.57                  0
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.60         $12.17         21527.0628
  1/1/2006 to 12/31/2006..............................     $12.17         $14.59         43564.3683
ROSZEL/MARSICO LARGE CAP GROWTH
  5/1/2006(2) to 12/31/2006...........................     $10.05         $10.15         12328.1635


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
ROSZEL/SELIGMAN MID CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $11.17         $12.07          2084.0174
  1/1/2006 to 12/31/2006..............................     $12.07         $12.55          5011.7588
OPPENHEIMER CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.75         $11.17          6166.8349
  1/1/2006 to 12/31/2006..............................     $11.17         $11.85          9097.7789
OPPENHEIMER MAIN STREET/VA
  3/4/2005 to 12/31/2005..............................     $10.95         $11.28          3878.9727
  1/1/2006 to 12/31/2006..............................     $11.28         $12.76          5842.5374
OPPENHEIMER MAIN STREET SMALL CAP/VA
  3/4/2005 to 12/31/2005..............................     $11.50         $12.32         20895.0294
  1/1/2006 to 12/31/2006..............................     $12.32         $13.92         13442.5473
PIONEER EMERGING MARKETS VCT
  5/1/2006(2) to 12/31/2006...........................     $11.04         $11.94          8605.5574
PIONEER FUND VCT
  3/4/2005 to 12/31/2005..............................     $11.03         $11.35         67498.1735
  1/1/2006 to 12/31/2006..............................     $11.35         $13.00        288107.5085
PIONEER HIGH YIELD VCT
  3/4/2005 to 12/31/2005..............................     $10.37         $10.29         38967.4081
  1/1/2006 to 12/31/2006..............................     $10.29         $10.97          20512.459
PIONEER SMALL CAP VALUE VCT
  3/4/2005 to 12/31/2005..............................     $11.30         $12.25           1161.307
  1/1/2006 to 12/31/2006..............................     $12.25         $13.77          5610.2518
PREMIER VIT OPCAP RENAISSANCE
  3/4/2005 to 12/31/2005..............................     $10.92         $10.70           384.0879
  1/1/2006 to 12/31/2006..............................     $10.70         $11.73                  0
PIMCO COMMODITYREALRETURN STRATEGY
  3/4/2005 to 12/31/2005..............................     $10.61         $11.39        106711.2096
  1/1/2006 to 12/31/2006..............................     $11.39         $10.86        172217.4904
PIMCO REAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.23         $10.28         29611.4333
  1/1/2006 to 12/31/2006..............................     $10.28         $10.19         44612.4511
PIMCO TOTAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.09         $10.18        321453.7467
  1/1/2006 to 12/31/2006..............................     $10.18         $10.40        612987.6404
VAN KAMPEN COMSTOCK
  3/4/2005 to 12/31/2005..............................     $11.01         $11.19        118166.7764
  1/1/2006 to 12/31/2006..............................     $11.19         $12.81          50234.425
WANGER U.S. SMALLER COMPANIES
  3/4/2005 to 12/31/2005..............................     $11.54         $12.49         38124.9833
  1/1/2006 to 12/31/2006..............................     $12.49         $13.26        149876.7977


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                    CLASS XC


                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
AIM V.I. BASIC VALUE
  3/4/2005 to 12/31/2005..............................     $11.27         $11.50         32781.4677
  1/1/2006 to 12/31/2006..............................     $11.50         $12.80         37044.8888
AIM V.I. MID CAP CORE EQUITY
  3/4/2005 to 12/31/2005..............................     $11.07         $11.40         51522.9811
  1/1/2006 to 12/31/2006..............................     $11.40         $12.48         88800.0177
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.31         $11.69        322104.4602
  1/1/2006 to 12/31/2006..............................     $11.69         $13.16        686595.9813
ALLIANCEBERNSTEIN VPS VALUE
  3/4/2005 to 12/31/2005..............................     $11.17         $11.35                  0
  1/1/2006 to 12/31/2006..............................     $11.35         $13.54         19522.3077
AMERICAN CENTURY VP ULTRA
  3/4/2005 to 12/31/2005..............................     $10.78         $11.02          6181.6654
  1/1/2006 to 12/31/2006..............................     $11.02         $10.48         31403.8971
AFIS ASSET ALLOCATION FUND
  3/4/2005 to 12/31/2005..............................     $10.63         $11.23        157217.4492
  1/1/2006 to 12/31/2006..............................     $11.23         $12.65        231591.4818
AFIS BOND FUND
  3/4/2005 to 12/31/2005..............................     $10.18         $10.14         446521.311
  1/1/2006 to 12/31/2006..............................     $10.14         $10.65        1762982.099
AFIS GROWTH FUND
  3/4/2005 to 12/31/2005..............................     $11.16         $12.57        827144.3532
  1/1/2006 to 12/31/2006..............................     $12.57         $13.61        2182155.767
AFIS GROWTH-INCOME FUND
  3/4/2005 to 12/31/2005..............................     $10.84         $11.20        309460.9329
  1/1/2006 to 12/31/2006..............................     $11.20         $12.67        592264.4628
AFIS INTERNATIONAL FUND
  3/4/2005 to 12/31/2005..............................     $11.60         $13.39        382336.4926
  1/1/2006 to 12/31/2006..............................     $13.39         $15.64        1219854.032
BLACKROCK BASIC VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $10.99         $10.99         53673.4381
  1/1/2006 to 12/31/2006..............................     $10.99         $13.18        107631.7349
BLACKROCK BOND V.I.
  3/4/2005 to 12/31/2005..............................     $10.09         $10.11         76499.1338
  1/1/2006 to 12/31/2006..............................     $10.11         $10.38        195417.4263
BLACKROCK MONEY MARKET V.I.
  3/4/2005 to 12/31/2005..............................     $10.00         $10.10        169979.4687
  1/1/2006 to 12/31/2006..............................     $10.10         $10.38        865070.7299
BLACKROCK FUNDAMENTAL GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $10.85         $11.43         29514.7798
  1/1/2006 to 12/31/2006..............................     $11.43         $11.75         43197.7282
BLACKROCK GLOBAL ALLOCATION V.I.
  3/4/2005 to 12/31/2005..............................     $11.17         $11.85        274953.3769
  1/1/2006 to 12/31/2006..............................     $11.85         $13.58         690728.203

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
BLACKROCK GOVERNMENT INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.08         $10.20          5573.1346
  1/1/2006 to 12/31/2006..............................     $10.20         $10.43         31127.6608
BLACKROCK HIGH INCOME V.I.
  3/4/2005 to 12/31/2005..............................     $10.46         $10.39          31049.699
  1/1/2006 to 12/31/2006..............................     $10.39         $11.19         47400.4546
BLACKROCK S&P 500 INDEX V.I.
  3/4/2005 to 12/31/2005..............................     $10.96         $11.17        339930.4325
  1/1/2006 to 12/31/2006..............................     $11.17         $12.69         58391.8569
BLACKROCK INTERNATIONAL VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $12.01         $12.68         59334.2827
  1/1/2006 to 12/31/2006..............................     $12.68         $15.96        107139.9811
BLACKROCK LARGE CAP CORE V.I.
  3/4/2005 to 12/31/2005..............................     $11.74         $12.51         57621.7227
  1/1/2006 to 12/31/2006..............................     $12.51         $14.12         127319.196
BLACKROCK LARGE CAP GROWTH V.I.
  3/4/2005 to 12/31/2005..............................     $11.22         $12.19         17645.9865
  1/1/2006 to 12/31/2006..............................     $12.19         $12.85          53929.134
BLACKROCK LARGE CAP VALUE V.I.
  3/4/2005 to 12/31/2005..............................     $11.99         $12.85        319334.5746
  1/1/2006 to 12/31/2006..............................     $12.85         $14.67        176196.5499
BLACKROCK VALUE OPPORTUNITIES V.I.
  3/4/2005 to 12/31/2005..............................     $11.04         $12.01         37016.5687
  1/1/2006 to 12/31/2006..............................     $12.01         $13.32          90743.361
BLACKROCK EQUITY DIVIDEND
  3/4/2005 to 12/31/2005..............................     $10.73         $11.22         11187.2466
  1/1/2006 to 12/31/2006..............................     $11.22         $13.19         46411.5606
BLACKROCK GLOBAL SMALLCAP
  3/4/2005 to 12/31/2005..............................     $10.53         $11.40         36604.8693
  1/1/2006 to 12/31/2006..............................     $11.40         $13.23         66380.8995
BLACKROCK INTERNATIONAL INDEX
  3/4/2005 to 12/31/2005..............................     $10.45         $11.31          7706.9061
  1/1/2006 to 12/31/2006..............................     $11.31         $14.01         30195.4894
BLACKROCK SHORT-TERM BOND
  3/4/2005 to 12/31/2005..............................     $ 9.96         $ 9.96        159959.8204
  1/1/2006 to 12/31/2006..............................     $ 9.96         $10.27         57076.3561
BLACKROCK MID CAP VALUE OPPORTUNITIES
  3/4/2005 to 12/31/2005..............................     $10.14         $11.15         16903.5197
  1/1/2006 to 12/31/2006..............................     $11.15         $12.43         24461.8531
BLACKROCK SMALL CAP INDEX
  3/4/2005 to 12/31/2005..............................     $10.04         $10.41          8097.4239
  1/1/2006 to 12/31/2006..............................     $10.41         $12.05          4772.7982
COHEN & STEERS VIF REALTY
  3/4/2005 to 12/31/2005..............................     $ 9.97         $11.76        229403.1627
  1/1/2006 to 12/31/2006..............................     $11.76         $15.73        390621.3071

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
DAVIS VALUE
  3/4/2005 to 12/31/2005..............................     $11.12         $11.64        151797.8108
  1/1/2006 to 12/31/2006..............................     $11.64         $13.16        895472.2625
DREYFUS VIF APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.05         $10.93        449668.2959
  1/1/2006 to 12/31/2006..............................     $10.93         $12.50        712249.9484
EATON VANCE FLOATING-RATE INCOME
  3/4/2005 to 12/31/2005..............................     $10.10         $10.27         255556.881
  1/1/2006 to 12/31/2006..............................     $10.27         $10.68        848178.5568
FEDERATED CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.95         $10.86         13955.3208
  1/1/2006 to 12/31/2006..............................     $10.86         $12.41         16092.5385
FEDERATED KAUFMANN
  3/4/2005 to 12/31/2005..............................     $11.34         $12.48         65507.2318
  1/1/2006 to 12/31/2006..............................     $12.48         $14.11         87868.5911
TEMPLETON FOREIGN SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.65         $12.28         80067.4389
  1/1/2006 to 12/31/2006..............................     $12.28         $14.68        118488.1516
TEMPLETON GROWTH SECURITIES
  3/4/2005 to 12/31/2005..............................     $11.46         $11.88         186301.296
  1/1/2006 to 12/31/2006..............................     $11.88         $14.25        198701.7216
ROSZEL/DELAWARE TREND
  3/4/2005 to 12/31/2005..............................     $10.35         $11.39          3147.8964
  1/1/2006 to 12/31/2006..............................     $11.39         $12.06         14238.0723
ROSZEL/JPMORGAN MULTI-CAP MARKET NEUTRAL
  6/30/2006(2) to 12/31/2006..........................     $ 9.99         $10.14        575227.4836
ROSZEL/JP MORGAN SMALL CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $10.91         $11.52         15673.0878
  1/1/2006 to 12/31/2006..............................     $11.52         $13.11         33492.3358
ROSZEL/LORD ABBETT AFFILIATED
  3/4/2005 to 12/31/2005..............................     $11.10         $11.20          30769.497
  1/1/2006 to 12/31/2006..............................     $11.20         $12.94        478748.2014
ROSZEL/LORD ABBETT BOND DEBENTURE
  3/4/2005 to 12/31/2005..............................     $10.50         $10.49         36622.4724
  1/1/2006 to 12/31/2006..............................     $10.49         $11.27         61659.6945
ROSZEL/LORD ABBETT MID CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.51         $12.03        113819.9032
  1/1/2006 to 12/31/2006..............................     $12.03         $13.27        128367.7274
ROSZEL/ALLIANZ CCM CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $11.42         $11.99          5072.0373
  1/1/2006 to 12/31/2006..............................     $11.99         $12.55          8927.3031
ROSZEL/ALLIANZ NFJ SMALL CAP VALUE
  3/4/2005 to 12/31/2005..............................     $11.60         $12.16         82012.0867
  1/1/2006 to 12/31/2006..............................     $12.16         $14.58        122136.2986
ROSZEL/MARSICO LARGE CAP GROWTH
  5/1/2006(2) to 12/31/2006...........................     $10.05         $10.14          9687.9119


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

                                                                                        NUMBER OF
                                                        ACCUMULATION   ACCUMULATION    ACCUMULATION
                                                         UNIT VALUE     UNIT VALUE        UNITS
                                                        AT BEGINNING    AT END OF     OUTSTANDING AT
SUBACCOUNT                                               OF PERIOD        PERIOD      END OF PERIOD
----------                                              ------------   ------------   --------------
ROSZEL/SELIGMAN MID CAP GROWTH
  3/4/2005 to 12/31/2005..............................     $11.17         $12.06          8682.3361
  1/1/2006 to 12/31/2006..............................     $12.06         $12.53         21301.8769
OPPENHEIMER CAPITAL APPRECIATION
  3/4/2005 to 12/31/2005..............................     $10.75         $11.16         27747.1463
  1/1/2006 to 12/31/2006..............................     $11.16         $11.83         40012.0923
OPPENHEIMER MAIN STREET/VA
  3/4/2005 to 12/31/2005..............................     $10.95         $11.28         22485.0144
  1/1/2006 to 12/31/2006..............................     $11.28         $12.74         30023.7386
OPPENHEIMER MAIN STREET SMALL CAP/VA
  3/4/2005 to 12/31/2005..............................     $11.50         $12.32         85545.1554
  1/1/2006 to 12/31/2006..............................     $12.32         $13.90         33779.1485
PIONEER EMERGING MARKETS VCT
  5/1/2006(2) to 12/31/2006...........................     $11.04         $11.94         25162.5476
PIONEER FUND VCT
  3/4/2005 to 12/31/2005..............................     $11.03         $11.34        281132.3033
  1/1/2006 to 12/31/2006..............................     $11.34         $12.99        1271513.341
PIONEER HIGH YIELD VCT
  3/4/2005 to 12/31/2005..............................     $10.36         $10.29         69911.2502
  1/1/2006 to 12/31/2006..............................     $10.29         $10.96         36123.3027
PIONEER SMALL CAP VALUE VCT
  3/4/2005 to 12/31/2005..............................     $11.29         $12.24           9724.371
  1/1/2006 to 12/31/2006..............................     $12.24         $13.75          21676.686
PREMIER VIT OPCAP RENAISSANCE
  3/4/2005 to 12/31/2005..............................     $10.92         $10.69         26799.0709
  1/1/2006 to 12/31/2006..............................     $10.69         $11.71         19995.7435
PIMCO COMMODITYREALRETURN STRATEGY
  3/4/2005 to 12/31/2005..............................     $10.61         $11.38        245492.0735
  1/1/2006 to 12/31/2006..............................     $11.38         $10.85        549343.5311
PIMCO REAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.23         $10.27         87474.9823
  1/1/2006 to 12/31/2006..............................     $10.27         $10.18        156097.0104
PIMCO TOTAL RETURN
  3/4/2005 to 12/31/2005..............................     $10.09         $10.17        989613.7071
  1/1/2006 to 12/31/2006..............................     $10.17         $10.39        2299468.754
VAN KAMPEN COMSTOCK
  3/4/2005 to 12/31/2005..............................     $11.01         $11.19        424731.4322
  1/1/2006 to 12/31/2006..............................     $11.19         $12.79         141044.558
WANGER U.S. SMALLER COMPANIES
  3/4/2005 to 12/31/2005..............................     $11.54         $12.48        167388.2005
  1/1/2006 to 12/31/2006..............................     $12.48         $13.25        652980.3718


-------------------------------


(2) Available for allocations of premiums or contract value effective following the close of business.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The contents of the Statement of Additional Information for the Contract include the following:

OTHER INFORMATION
  Selling the Contract
  Financial Statements
  Administrative Services Arrangements
  Keep Well Agreement

CALCULATION OF YIELDS AND TOTAL RETURNS
  Money Market Yield
  Other Subaccount Yields
  Total Returns

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A

FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE COMPANY

APPENDIX A - EXAMPLE OF BONUS PAYMENT AND RECAPTURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity XC Class Contract with an initial premium of $400,000 on May 10, 2007. You make a withdrawal (including any applicable surrender charge (SC)) of $155,000 on July 5, 2008 and pay a subsequent premium of $200,000 on August 1, 2008. Your bonus amounts paid and recaptured, based on HYPOTHETICAL Account values and transactions, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account. There is, of course, no assurance that the Separate Account will experience positive investment performance. This example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE BONUS AMOUNTS PAID AND RECAPTURED, SEE "FEATURES AND BENEFITS OF THE CONTRACT - BONUS PAYMENT AND RECAPTURE."



                                                                                                                BONUS
                                                        TRANSACTIONS          BONUS AMOUNTS                     AMOUNT
                                                     -------------------   --------------------   ACCOUNT     SUBJECT TO
DATE                                                  PREM.     WITHDR.     PAID     RECAPTURED    VALUE      RECAPTURE
-------------------------------------------------------------------------------------------------------------------------
5/10/2007  THE CONTRACT IS ISSUED                    $400,000              $18,000                $418,000     $18,000
           Premium Allocated to Tier 1 = $125,000
           Premium Allocated to Tier 2 = $275,000
           Bonus 1 = (.045 x $125,000) + (.045 x
           $275,000) = $5,625 + $12,375 = $18,000
           Bonus 1 Subj. to Recapture = Bonus
           Recapture Percentage (BRP) Year 1 x
           Bonus 1
           = 100% x $18,000 = $18,000
5/10/2008  FIRST CONTRACT ANNIVERSARY                                                             $428,000     $11,700
           Assume Account Value increased by
           $10,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 2
           x Bonus 1 = 65% x $18,000 = $11,700
7/5/2008   OWNER TAKES A $155,000 WITHDRAWAL                    $155,000             $   2,925    $273,775     $ 8,775
           Assume Account Value increased by $3,700
           due to positive investment performance.
           Bonus 1 Subj. to Recapture Before
           Withdrawal = BRP Year 2 x Bonus 1 = 65%
           x $18,000 = $11,700
           Gain = Account Value Before
           Withdrawal -- Bonus Amounts Subj. to
           Recapture -- Remaining Premiums
           = $431,700 -- $11,700 -- $400,000 =
           $20,000
           Free Withdrawal Amount = Greater of 10%
           Premium or Gain = Max ($40,000, $20,000)
           = $40,000
           Prem 1 Withdrawn = Withdrawal -- Gain =
           $155,000 -- $40,000 = $115,000
           Prem 1 Withdrawn without SC =
           Free-Out -- Gain = $40,000 -- $20,000 =
           $20,000
           Bonus 1 Recapture Ratio = Prem 1
           Withdrawn Subj. to SC/Prem 1 Remaining
           Immediately Prior
           = ($115,000 -- $20,000)/
           ($400,000 -- $20,000) = $95,000/$380,000
           = .250000
           Bonus 1 Recaptured = Bonus 1 Subj. to
           Recapture x Bonus 1 Recapture Ratio
           = $11,700 x .250000 = $2,925
           Bonus 1 Subj. to Recapture After
           Withdrawal
           = BRP Year 2 x (Bonus 1 -- Recaptured
           Amount/BRP at time of recapture)
           = 65% x ($18,000 -- $2,925/0.65) =
           $8,775
8/1/2008   OWNER PUTS IN $200,000 ADDITIONAL         $200,000              $ 5,000                $455,000     $13,775
           PREMIUM
           Assume Account Value decreased to
           $23,775 due to negative investment
           performance.
           Premium Allocated to Tier 2 = $100,000
           Premium Allocated to Tier 3 = $100,000
           Bonus 2 = (.045 x $100,000) + (.055 x
           $100,000) = $5,000
           Bonus 2 Subj. to Recapture = BRP Year 1
           x Bonus 2 = 100% x $5,000 = $5,000
           Bonus 1 Subj. to Recapture = BRP Year 2
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($18,000 -- $2,925/65%) = $8,775
5/10/2009  SECOND CONTRACT ANNIVERSARY                                                            $450,000     $ 9,050
           Assume Account Value decreased by $5,000
           due to negative investment performance.
           Bonus 1 Subj. to Recapture = BRP Year 3
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 30% x ($18,000 -- $2,925/65%) = $4,050
           Bonus 2 Subj. to Recapture = BRP Year 1
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 100% x ($5,000 -- $0) = $5,000
5/10/2010  THIRD CONTRACT ANNIVERSARY                                                             $475,000     $ 3,250
           Assume Account Value increased by
           $25,000 due to positive investment
           performance.
           Bonus 1 Subj. to Recapture = BRP Year 4
           x (Bonus 1 -- Recaptured Amount/BRP at
           time of recapture)
           = 0% x ($18,000 -- $2,925/65%) = $0
           Bonus 2 Subj. to Recapture = BRP Year 2
           x (Bonus 2 -- Recaptured Amount/BRP at
           time of recapture)
           = 65% x ($5,000 -- $0) = $3,250

APPENDIX B - EXAMPLE OF MAXIMUM ANNIVERSARY VALUE GMDB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2007 and a subsequent premium of $10,000 on June 28, 2008. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2008 and $40,000 on September 22, 2008. Your death benefit, based on HYPOTHETICAL Account values and transactions, and selection of the Maximum Anniversary Value ("MAV") GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the MAV GMDB is selected. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB BASE - MAXIMUM ANNIVERSARY VALUE."



                                                                               (A)        (B)
                                                          TRANSACTIONS        GMDB      ACCOUNT
DATE                                                    PREM.     WITHDR.   MAV BASE     VALUE             DEATH BENEFIT
--------------------------------------------------------------------------------------------------------------------------------
5/10/2007   THE CONTRACT IS ISSUED                     $100,000             $100,000    $100,000   $100,000 (maximum of (A),(B))
            5/10/06 anniversary value = Initial
            Premium on 5/10/07 = $100,000
            GMDB MAV Base = greatest of anniversary
            values = $100,000
5/10/2008   FIRST CONTRACT ANNIVERSARY                                      $110,000    $110,000   $110,000 (maximum of (A),(B))
            Assume Account Value increased by
            $10,000 due to positive investment
            performance.
            5/10/08 anniversary value = Account
            Value on 5/10/08 = $110,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $110,000
6/28/2008   OWNER PUTS IN $10,000 ADDITIONAL PREMIUM   $ 10,000             $120,000    $114,000   $120,000 (maximum of (A),(B))
            Assume Account Value decreased by $6,000
            due to negative investment performance.
            5/10/08 anniversary value = anniversary
            value before premium + additional
            premium
                                   = $110,000 +
            $10,000 = $120,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $120,000
8/3/2008    OWNER TAKES A $5,000 WITHDRAWAL                       $5,000    $114,000    $ 95,000   $114,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $14,000 due to negative investment
            performance.

            Adjusted withdrawal = withdrawal x
               GMDB MAV Base before withdrawal
                                            (Account
            Value before withdrawal   )
            = $5,000 x ($120,000/$100,000)
            = $6,000
            5/10/08 anniversary value = 5/10/08
            anniversary value before w/d -- adjusted
            withdrawal
            = $120,000 -- $6,000 = $114,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $114,000
9/22/2008   OWNER TAKES A $40,000 WITHDRAWAL                      $40,000   $ 76,000    $ 80,000   $ 80,000 (maximum of (A),(B))
            Assume Account Value increased by
            $25,000 due to positive investment
            performance.

            Adjusted withdrawal = withdrawal x
               GMDB MAV Base before withdrawal
                                            (Account
            Value before withdrawal   )
            = $40,000 x ($114,000/$120,000)
            = $38,000
            5/10/08 anniversary value = 5/10/08
            anniversary value before -- adjusted
            withdrawal
            = $114,000 -- $38,000 = $76,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $76,000
5/10/2009   SECOND CONTRACT ANNIVERSARY                                     $ 76,000    $ 70,000   $ 76,000 (maximum of (A),(B))
            Assume Account Value decreased by
            $10,000 due to negative investment
            performance.
            5/10/08 anniversary value = $76,000
            5/10/09 anniversary value = Account
            Value on 5/10/09 = $70,000
            GMDB MAV Base = greatest of anniversary
            values = 5/10/08 anniversary value =
            $76,000

APPENDIX C - EXAMPLE OF GREATER OF MAXIMUM ANNIVERSARY VALUE GMDB AND ROLL-UP GMDB*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: Assume that you are under age 76 at issue. You pay an initial premium of $100,000 on May 10, 2007 and a subsequent premium of $10,000 on June 28, 2008. You also make withdrawals (including any applicable surrender charge) of $5,000 on August 3, 2008 and $40,000 on September 22, 2008. Your death benefit, based on HYPOTHETICAL Account Values and transactions, and selection of the Greater of Maximum Anniversary Value ("MAV") and Roll-Up GMDB option, are illustrated below. This example assumes hypothetical positive and negative investment performance of the Separate Account, as indicated, to demonstrate the calculation of the death benefit when the Greater of MAV and Roll-Up GMDB is selected and no premiums are allocated to or transferred into Restricted Subaccounts. There is, of course, no assurance that the Separate Account will experience positive investment performance. The example does not reflect the deduction of fees and charges. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE DEATH BENEFIT, SEE "GMDB - GREATER OF MAXIMUM ANNIVERSARY VALUE AND ROLL-UP."


                                                                                               (B)          (C)
                                                             TRANSACTIONS         (A)          GMDB
                                                          ------------------     GMDB        ROLL-UP      ACCOUNT
DATE                                                       PREM.     WITHDR.   MAV BASE        BASE        VALUE
------------------------------------------------------------------------------------------------------------------
5/10/2007  THE CONTRACT IS ISSUED                         $100,000             $100,000      $100,000     $100,000
           5/10/07 anniversary value = Initial Premium
           on 5/10/07 = $100,000
           GMDB MAV Base = greatest of anniversary
           values = $100,000
           GMDB Roll-Up Base = Initial Premium allocated
           to other than Restricted Subaccounts =
           $100,000
5/10/2008  FIRST CONTRACT ANNIVERSARY                                          $110,000      $105,000     $110,000
           Assume Account Value increased by $10,000 due
           to positive investment performance.
           5/10/08 anniversary value = Account Value on
           5/10/08 = $110,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $110,000
           GMDB Roll-Up Base = 5/10/07 GMDB Roll-Up Base
           @ 5% = $100,000 X 1.05 = $105,000
6/28/2008  OWNER PUTS IN $10,000 ADDITIONAL PREMIUM       $ 10,000             $120,000      $115,690     $114,000
           Assume Account Value decreased by $6,000 due
           to negative investment performance.
           5/10/08 anniversary value = anniversary value
           before premium + additional premium =
           $120,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $120,000
           GMDB Roll-Up Base = 5/10/08 GMDB Roll-Up Base
           @ 5% + additional premium
           = $105,000 X (1.05)(+)(49/365) + $10,000 =
           $115,690
8/3/2008   OWNER TAKES A $5,000 WITHDRAWAL                           $5,000    $114,000      $111,200     $ 95,000
           Assume Account Value decreased by $14,000 due
           to negative investment performance.
           MAV adj. w/d       = withdrawal X     GMDB
                                              MAV Base
                                              before
                                              withdrawal
                                              (Account
                                              Value
                                              before
                                              withdrawal  )
                              =
                              $5,000 X ($120,000/$100,000)
                              = $6,000
           5/10/08 anniversary value = 5/10/08
           anniversary value before w/d - MAV adj. w/d
                           = $120,000 - $6,000 =
           $114,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $114,000
           Since $5,000 < .05 X $105,000 = $5,520,
           withdrawals are dollar-for-dollar with no
           adjustment.
           GMDB Roll-Up Base = 5/10/08 GMDB Roll-Up Base
           @ 5% + additional premium - Roll-Up adj. w/d
                         = $105,000 X (1.05)(+)(85/365)
           + $10,000 - $5,000 = $111,200
9/22/2008  OWNER TAKES A $40,000 WITHDRAWAL                          $40,000   $ 76,000      $ 74,608     $ 80,000
           Assume Account Value increased by $25,000 due
           to positive investment performance.
           MAV adj. w/d       = withdrawal X     GMDB
                                              MAV Base
                                              before
                                              withdrawal
                                              (Account
                                              Value
                                              before
                                              withdrawal  )
                              = $40,000 X
                              ($114,000/$120,000) =
                              $38,000
           5/10/08 anniversary value = 5/10/08
           anniversary value before w/d - MAV adj. w/d
                              = $114,000 - $38,000 =
                              $76,000
           Since $40,000 + $5,000 > .05 X $105,000 =
           $5,520 withdrawals are adjusted pro-rata.
           Roll-Up adj. W/d   = withdrawal X     GMDB
                                              Roll-Up
                                              Base
                                              before
                                              withdrawal
                                              (Account
                                              Value
                                              before
                                              withdrawal    )
                              = $40,000 X        $105,000
                                              X
                                              (1.05)(+)(135/365)
                                              + $10,000 - $5,000
                                                = $37,304
                                              ($120,000                           )
           GMDB Roll-Up Base  = 5/10/08 GMDB Roll-Up
                              Base @ 5% + additional
                              premium - Roll-Up adj.
                              w/ds
                              = $105,000 x
                              (1.05)(+)(135/365) +
                              $10,000 - $5,000 - $37,304
                              = $74,608
5/10/2009  SECOND CONTRACT ANNIVERSARY                                         $ 76,000      $ 77,946     $ 70,000
           Assume Account Value decreased by $10,000 due
           to negative investment performance.
           5/10/09 anniversary value = Account Value on
           5/10/09 = $70,000
           GMDB MAV Base = greatest of anniversary
           values = 5/10/08 anniversary value = $76,000
           GMDB Roll-Up Base  = 5/10/08 GMDB Roll-Up
                              Base @ 5% + additional
                              premium - Roll-Up adj. w/d
                              = $105,000 x 1.05 +
                              $10,000 - $5,000 - $37,304
                              = $77,946


DATE                  DEATH BENEFIT
---------  ------------------------------------
5/10/2007  $100,000  (maximum of (A), (B), (C))
5/10/2008  $110,000  (maximum of (A), (B), (C))
6/28/2008  $120,000  (maximum of (A), (B), (C))
8/3/2008   $114,000  (maximum of (A), (B), (C))
9/22/2008   $80,000  (maximum of (A), (B), (C))
5/10/2009   $77,946  (maximum of (A), (B), (C))


*FOR PURPOSES OF THIS EXAMPLE, ASSUME THE CONTRACT IS NOT ISSUED IN THE STATE OF WASHINGTON.

APPENDIX D - EXAMPLE OF ADB*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF THE ADDITIONAL DEATH BENEFIT (ADB). THE INVESTMENT RETURNS ASSUMED ARE HYPOTHETICAL AND ARE NOT REPRESENTATIVE OF PAST OR FUTURE PERFORMANCE. ACTUAL INVESTMENT RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND UPON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY A CONTRACT OWNER AND THE INVESTMENT EXPERIENCE OF THE FUNDS. THE EXAMPLE ASSUMES NO WITHDRAWALS AND DOES NOT REFLECT THE DEDUCTION OF ANY FEES AND CHARGES.

FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE ADDITIONAL DEATH BENEFIT, SEE "ADDITIONAL DEATH BENEFIT."

EXAMPLE: Assume that a couple (ages 60 and 55) purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract with the Additional Death Benefit, and makes an initial premium payment of $100,000. The account value (less uncollected charges) as of receipt of due proof of death of the first to die is $300,000. The following chart depicts the potential Additional Death Benefit at the death of the contract owner.

------------------------------------------------------------------------
ADB Premiums                                                    $100,000
------------------------------------------------------------------------
Account Value less uncollected charges                          $300,000
------------------------------------------------------------------------
ADB Gain                                                        $200,000
------------------------------------------------------------------------
Additional Death Benefit                                        $ 45,000
Lesser of 45% of ADB Gain ($90,000) or 45% of ADB Premiums
  ($45,000)
------------------------------------------------------------------------

        Assuming the account value (less uncollected charges) is greater than the Guaranteed Minimum Death Benefit, the total death benefit payable equals $300,000 + $45,000 = $345,000. Assuming a lump sum payout and an income tax rate of 36%, the after-tax death benefit is $256,800.

If instead, the couple had been ages 70 and 55, the percentage used in the above calculations would have been 30% since the oldest owner at issue was over age 69 and the Additional Death Benefit would have been $30,000 equal to the lesser of 30% of ADB Gain ($60,000) or 30% of ADB Premiums ($30,000).

------
* For purposes of this example, assume the Contract is not issued in the state of Washington.

APPENDIX E - EXAMPLE OF GMIB AND GMIB EXTRA RIDERS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE PURPOSE OF THIS EXAMPLE IS TO ILLUSTRATE THE OPERATION OF OUR GUARANTEED MINIMUM INCOME BENEFIT RIDERS. NO INVESTMENT RETURNS ARE ASSUMED AS ONLY THE GMIB GUARANTEED MINIMUM PAYMENTS ARE ILLUSTRATED. ACTUAL INVESTMENT RETURNS MAY RESULT IN A HIGHER PAYMENT. HOWEVER, BOTH GMIB RIDERS WOULD GENERALLY NOT HAVE PROVIDED ANY ADDITIONAL BENEFIT IN THESE CASES UNLESS THERE WAS A SUDDEN, SHARP DECLINE IN INVESTMENT RETURNS. THE EXAMPLE ASSUMES NO INVESTMENT IN RESTRICTED SUBACCOUNTS (NOT APPLICABLE FOR GMIB EXTRA), NO WITHDRAWALS AND NO PREMIUM TAXES. ANY CHANGE TO THESE ASSUMPTIONS WOULD REDUCE THE GMIB BASE AND THEREFORE THE GMIB GUARANTEED MINIMUM PAYMENT.



FACTS: Assume that a male, age 55 purchases a Merrill Lynch Investor Choice Annuity (B Class) Contract on May 10, 2007 with an initial premium payment of $100,000, selects GMIB (or GMIB EXTRA) and specifies the Life with Payments Guaranteed for 10 Years annuity option. The following chart shows the GMIB guaranteed minimum payout amounts under each rider if he were to exercise GMIB on the contract anniversaries shown:



-------------------------------------------------------------------------------
                               GMIB RIDER                 GMIB EXTRA RIDER
-------------------------------------------------------------------------------
CONTRACT                             ANNUAL GMIB                   ANNUAL GMIB
ANNIVERSARY            GMIB BASE     PAYMENTS**      GMIB BASE     PAYMENTS**
-------------------------------------------------------------------------------
(5(th)) May 10, 2012   $127,628     NOT AVAILABLE    $127,628     NOT AVAILABLE
                                    FOR EXERCISE                  FOR EXERCISE
-------------------------------------------------------------------------------
(10(th)) May 10, 2017  $162,889        $ 9,011       $162,889        $ 9,011
-------------------------------------------------------------------------------
(15(th)) May 10, 2022  $207,893        $12,997       $207,893        $12,997
-------------------------------------------------------------------------------
(20(th)) May 10, 2027  $265,330        $18,976       $265,330        $18,976
-------------------------------------------------------------------------------
(25(th)) May 10, 2032  $265,330        $21,715       $338,635        $27,714
-------------------------------------------------------------------------------
(30(th)) May 10,
  2037***              $265,330        $24,516       $432,194        $39,935
-------------------------------------------------------------------------------
(35(th)) May 10, 2042       n/a         GMIB              n/a         GMIB
                                     TERMINATED                    TERMINATED
-------------------------------------------------------------------------------



  * The Contract may also be annuitized under the terms and conditions of each GMIB rider during the 30 day period immediately following each contract anniversary whenever GMIB is available for exercise.



 ** GMIB payments must be made on a monthly basis. Annual amounts (monthly times
    12) are illustrative.



*** If the contract were not annuitized during the 30 day period following this contract anniversary, each GMIB rider would terminate and no future guaranteed minimum income benefit would be provided. Furthermore, GMIB charges previously collected would not be refunded.



FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMIB BASE AND DETERMINE THE ACTUAL PAYOUT AMOUNT UPON EXERCISE OF THE GMIB, SEE "GUARANTEED MINIMUM INCOME BENEFIT" FOR THE GMIB RIDER AND "GUARANTEED MINIMUM INCOME BENEFIT EXTRA" FOR THE GMIB EXTRA RIDER.

APPENDIX F - EXAMPLE OF GMWB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on May 10, 2007 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit Single Life rider and immediately take your first Withdrawal. You continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."


                                               TRANSACTIONS
                                            -------------------
DATE                                         PREM.     WITHDR.
---------------------------------------------------------------
5/10/2007  THE CONTRACT IS ISSUED AND THE   $100,000
           OWNER TAKES A $5,500 WITHDRAWAL
           The Lifetime Income Percentage
           is 5.5%. No Roll-Up is
           applicable since the owner took
           an immediate withdrawal.
5/10/2010  THIRD CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $25,500 due to positive
           investment performance and that
           this is the highest anniversary
           value since issue. The Lifetime
           Income Percentage is now 6.0%
           since You are age 75 and a
           ratchet occurs.
6/15/2010  OWNER TAKES A $7,200 WITHDRAWAL             $ 7,200
           Assume Account Value decreased
           by $9,800 to $110,200 due to
           negative investment
           performance. No adjustments
           apply since withdrawals have
           not exceeded the GLA during the
           Contract Year.
9/14/2010  OWNER TAKES A $35,000                       $35,000
           WITHDRAWAL
           Assume Account Value decreased
           by $3,000 to $100,000 due to
           negative investment
           performance. The previous
           withdrawal equaled the GLA so
           entire withdrawal is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
              GMWB Base before the excess
           withdrawal
           (Account Value before the
           excess withdrawal)
           = ($35,000) x ($120,000 /
           $100,000) = $35,000 x (6/5)
           = $42,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($120,000 -- $42,000,
           $65,000) = $65,000
5/10/2011  FOURTH CONTRACT ANNIVERSARY
           Assume Account Value decreased
           by $1,000 to $64,000 due to
           negative investment
           performance.
11/25/2011 OWNER TAKES A $39,900                       $39,900
           WITHDRAWAL
           Assume Account Value decreased
           by $8,100 to $55,900 due to
           negative investment
           performance.
           No previous w/ds have been
           taken during the Contract Year
           so $36,000 is an excess
           withdrawal.
           Adj. Excess w/d = Excess w/d x
              GMWB Base before the excess
           withdrawal
           (Account Value before the
           excess withdrawal)
           = $36,000 x ($65,000 /
           ($55,900 -- $3,900) ) = $36,000
           x (5/4)
           = $45,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($65,000 -- $45,000,
           $55,900 -- $39,900)
           = Min ($20,000, $16,000) =
           $16,000
5/10/2019  TWELFTH CONTRACT                            $   800
           ANNIVERSARY -- OWNER REQUESTS A
           $800 WITHDRAWAL
           Assume withdrawals equal to the
           GLA have been taken each
           Contract Year and the Automatic
           Step-Up has not changed the
           GMWB Base. Assume Account Value
           has decreased by $15,200 to
           $800 due to withdrawals and
           negative investment
           performance.
           You receive the remaining $800
           of Account Value and the
           Company pays You an additional
           $160. The GMWB Rider and Base
           Contract terminate. Lifetime
           monthly payments of $960 / 12 =
           $80 are established with an
           Annuity Date of 5/10/2020.


           ACCOUNT      GMWB
DATE        VALUE       BASE      GLA
---------
5/10/2007  $94,500    $100,000   $5,500
5/10/2010  $120,000   $120,000   $7,200
6/15/2010  $103,000   $120,000   $7,200
9/14/2010  $65,000    $ 65,000   $3,900
5/10/2011  $64,000    $ 65,000   $3,900
11/25/201  $16,000    $ 16,000   $  960
5/10/2019  $    --          *GMWB RIDER
                            TERMINATED*

APPENDIX G - GMIB AND GMWB INVESTMENT CATEGORIES

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
         GMIB AND GMWB
     INVESTMENT CATEGORIES                                    SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             AIM VI Basic Value, AllianceBernstein VPS Value, American
                                      Century VP Ultra, Davis Value, Dreyfus VIF Appreciation,
                                      Federated Capital Appreciation II, Roszel/Lord Abbett
                                      Affiliated, Roszel/Marsico Large Cap Growth, BlackRock S&P
                                      500 Index VI, BlackRock Fundamental Growth VI, BlackRock
                                      Basic Value VI, BlackRock Large Cap Core VI, BlackRock Large
                                      Cap Growth VI, BlackRock Large Cap Value VI, Eaton Vance VT
                                      Large-Cap Value, Janus Aspen Forty, Oppenheimer Main
                                      Street/VA, Oppenheimer Capital Appreciation/VA,
                                      Roszel/Allianz CCM Capital Appreciation, Pioneer Fund VCT,
                                      Premier VIT NFJ Dividend Value, Van Kampen Comstock,
                                      American Funds - AFIS Growth, American Funds - AFIS
                                      Growth - Income
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM VI Mid Cap Core Equity, Federated Kaufmann II,
                                      Roszel/Lord Abbett MidCap Value, Janus Aspen Mid Cap Growth,
                                      OpCap Renaissance, Roszel/Seligman Mid-Cap Growth
--------------------------------------------------------------------------------------------------
Small Cap                             AllianceBernstein VPS Small Mid Cap Value, Roszel/Delaware
                                      Trend, Roszel/JPMorgan Small Cap Growth, BlackRock Value
                                      Opportunities VI, Oppenheimer Main Street Small Cap VA,
                                      Roszel/Allianz NFJ Small Cap Value, Wanger U.S. Smaller
                                      Companies, Pioneer Small Cap Value VCT
--------------------------------------------------------------------------------------------------
International                         AllianceBernstein VPS International Value, Pioneer Emerging
                                      Markets VCT, Templeton VIP Growth Securities, Templeton VIP
                                      Foreign Securities, BlackRock International Value VI,
                                      American Funds - AFIS International, Wanger International
                                      Small Cap
--------------------------------------------------------------------------------------------------
Balanced                              BlackRock Global Allocation VI, American Funds - AFIS Asset
                                      Allocation
--------------------------------------------------------------------------------------------------
Money Market                          BlackRock Money Market VI
--------------------------------------------------------------------------------------------------
Fixed Income                          EatonVance VT Floating Rate Income, Roszel/Lord Abbett Bond
                                      Debenture, BlackRock Bond VI, BlackRock Government Income
                                      VI, BlackRock High Income VI, PIMCO Total Return, PIMCO Real
                                      Return, Pioneer High Yield VCT, American Funds - AFIS Bond,
                                      PIMCO VIT Low Duration
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers VIF Realty, PIMCO CommodityRealReturn
                                      Strategy, Roszel/JPMorgan Multi-Cap Market Neutral
--------------------------------------------------------------------------------------------------

APPENDIX H  -- GMWB TAX EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples illustrate how we intend to tax report a $5,000 payment received by you at various stages under a Contract with a GMWB benefit. Assume the Guaranteed Lifetime Amount is also $5,000. It should be noted that all taxable amounts received under your Contract will be treated as ordinary income.

     (1) Before annuity payments begin, earnings (or gains) come out first from the Contract and are taxable as ordinary income. Thus, if taken as a pre-annuity date withdrawal, the entire $5,000 payment will consist of taxable earnings until the account value is reduced to an amount below the greater of (i) the investment in the Contract (generally equal to the total premium payments); or (ii) the $5,000 Guaranteed Lifetime Amount.

     (2) Over time, as withdrawals are made from the Contract, the account value may be reduced to zero, but the GMWB benefit still guarantees that $5,000 will be paid each year. The tax treatment of a $5,000 withdrawal may differ as the account value approaches and reaches zero:

        EXAMPLE 1

        Year during which Account Value goes to zero

        Assume the account value is $500. $500 of the withdrawal will be from the account value and $4,500 will be part of the GMWB benefit. If the investment in the Contract at the time of payment is $1,000, we will report $4,000 as taxable gain and we will reduce the investment in Contract to zero. Investment in the Contract after the payment equals zero.

        Years after Account Value goes to zero

        Full amount of the $5,000 payment is taxed as gain, because investment in the Contract is now zero.

        EXAMPLE 2

        Year during which Account Value goes to zero

        Assuming again an account value of $500, $500 of the withdrawal will be taken from the account value and $4,500 will be paid to you as part of the GMWB benefit. If investment in the Contract at the time of payment is $15,000, we will report the entire $5,000 payment as a nontaxable return of premiums, because investment in the Contract is greater than both the guaranteed lifetime payment and the account value. Investment in the Contract immediately after the payment would be reduced by the full amount of the nontaxable payment received by you, to $10,000.

        Years after Account Value goes to zero

        Assume the expected return under the Contract is $91,000 ($5,000 each year times the life expectancy of the covered person). The exclusion ratio for the annual $5,000 guaranteed lifetime payments will be 11 percent (which is calculated by dividing the investment in the Contract of $10,000 by the expected return of $91,000). Thus, $4,450 will be reported as taxable income and $550 may be excluded from each annual payment of $5000 until the entire $10,000 investment in the Contract is recovered. After the entire investment in the Contract is recovered, the full amount of each guaranteed lifetime payment will be taxable.

APPENDIX I - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following information is a summary of the states where certain features and/or benefits are either not available as of the date of this Prospectus or vary from the contract's features and benefits as previously described in this Prospectus.

STATES WHERE CERTAIN FEATURES AND/OR BENEFITS ARE NOT AVAILABLE OR HAVE CERTAIN VARIATIONS TO FEATURES AND/OR BENEFITS:


-------------------------------------------------------------------------------------------------
STATE             FEATURES AND BENEFITS                    AVAILABILITY OR VARIATION
-------------------------------------------------------------------------------------------------
California   See "Ten Day Right to Review      For Contracts issued in California to contract
             ("Free Look")"                    owners who are 60 years of age or older, and who
                                               directed us on the application to invest the
                                               premiums immediately in subaccount(s) other than
                                               the BlackRock Money Market V.I. Subaccount, we
                                               will refund the account value less any bonus
                                               amounts as of the date you return the Contract.
             See "Automatic Investment         This feature begins 35 days after contract date.
             Feature"
                                               This feature begins 35 days after the contract
             See "Partial Withdrawals -        date.
             Systematic Withdrawal Program"
                                               This feature begins 35 days after the contract
             See "Dollar Cost Averaging"       date.
-------------------------------------------------------------------------------------------------
Maryland     C Class Contracts                 Not available.
             L Class Contracts
-------------------------------------------------------------------------------------------------
Minnesota    "Guaranteed Minimum Income        Currently not available.
             Benefit," "Guaranteed Minimum
             Income Benefit EXTRA," and
             "Guaranteed Minimum Withdrawal
             Benefit"
-------------------------------------------------------------------------------------------------
Montana      See "Gender-Based Annuity         Blended unisex annuity purchase rates are applied
             Purchase Rates"                   to both male and female annuitants; annuity
                                               payments under life annuity payout options will be
                                               the same for male and female annuitants of the
                                               same age on the annuity date.
-------------------------------------------------------------------------------------------------
Oregon       See "Bonus Payment and            For XC (bonus) Class Contracts issued in Oregon,
             Recapture"                        the bonus rate will never be lower than the rate
                                               shown on your Contract Schedule Page.
-------------------------------------------------------------------------------------------------
Washington   See "Bonus Payment and            For XC (bonus) Contracts issued in Washington, the
             Recapture"                        bonus rate will never be lower than the rate shown
                                               on your Contract Schedule Page.
             See "Death Benefit - GMDB         Interest rate credited to premiums allocated to
             Roll-Up Base A"                   subaccounts (other than restricted subaccounts)
                                               for GMDB Roll-Up Base A is compounded daily at an
                                               annual rate of 3%.
             "Additional Death Benefit"        Not available.
-------------------------------------------------------------------------------------------------

APPENDIX J - DIFFERENCES BETWEEN GMIB & GMIB EXTRA

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                          GMIB                           GMIB EXTRA*
-----------------------------------------------------------------------------------------------
ISSUE AGE                   Maximum issue age is 75 (older     Maximum issue age is 70 (older
                            annuitant). No minimum issue       annuitant) and minimum issue age
                            age. No restrictions on owner(s)   is 45 (younger annuitant). Only
                            and annuitant(s).                  spouses may be co-owners, and
                                                               natural owner(s) must be
                                                               annuitant(s).
-----------------------------------------------------------------------------------------------
CHARGE                      The current charge is 0.50%        The current charge is 0.65%
                            (0.90% maximum).                   (1.20% maximum).
-----------------------------------------------------------------------------------------------
INVESTMENT RESTRICTIONS     No allocation guidelines or        Allocation guidelines and
                            investment restrictions            investment restrictions apply.
                            currently apply.
-----------------------------------------------------------------------------------------------
RESTRICTED SUBACCOUNTS      Restricted Subaccounts (3%         No Restricted Subaccounts (5%
                            interest on GMIB Roll-Up Base      interest on entire GMIB EXTRA
                            B).                                Roll-Up Base).
-----------------------------------------------------------------------------------------------
GMIB ROLL-UP BASE           GMIB Roll-Up Base accrues          GMIB EXTRA Roll-Up Base accrues
                            interest until the earlier of 20   interest until the contract
                            contract years or the contract     anniversary on or following the
                            anniversary on or following the    oldest annuitant's 85th
                            oldest annuitant's 80th            birthday.
                            birthday.
-----------------------------------------------------------------------------------------------
GMIB MAV BASE               Anniversary values for GMIB MAV    Anniversary values for GMIB
                            Base calculated until the          EXTRA MAV Base calculated until
                            contract anniversary on or         the contract anniversary on or
                            following the oldest annuitant's   following the oldest annuitant's
                            80th birthday.                     85th birthday.
-----------------------------------------------------------------------------------------------
OPTIONAL RESET              No optional resets of GMIB Roll-   Optional resets of GMIB EXTRA
                            Up Base. (restarts the 10-year     Roll-Up Base until oldest
                            waiting period).                   annuitant's 75th birthday
-----------------------------------------------------------------------------------------------
NO LAPSE GUARANTEE          No Lapse Guarantee not             If account value is reduced to
                            available.                         zero, No Lapse Guarantee
                                                               automatically exercises GMIB
                                                               EXTRA.
-----------------------------------------------------------------------------------------------


---------------


* Please note that if you purchased your Contract prior to January 12, 2007, the GMIB EXTRA is not available.

APPENDIX K - DIFFERENCES BETWEEN THE SINGLE LIFE GMWB AND THE JOINT LIFE GMWB

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------
GMWB                  SINGLE LIFE RIDER*                       JOINT LIFE RIDER
------------------------------------------------------------------------------------------
CHARGE       The current charge is 0.60% (1.25%      The current charge is 0.75% (1.50%
             maximum).                               maximum).
CONTRACT     Co-owners and joint annuitants are      Co-owners and joint annuitants are
STRUCTURING  not permitted.                          permitted, but must be spouses. Each
                                                     spouse must name the other as primary
                                                     beneficiary.
OWNER/       - Changing an owner/annuitant resets    - Adding a new co-owner/joint
ANNUITANT    the GMWB Base to the current account    annuitant resets the GMWB Base to the
CHANGES        value, if lower, except upon            current account value, if lower.
               spousal continuation prior to the       Where a new owner/annuitant is
               first withdrawal, where the GMWB        named upon spousal continuation,
               Base will remain unchanged. If a        the GMWB Base will be reset to
               withdrawal was made before spousal      equal the account value less
               continuation, the GMWB Base will be     uncollected charges, if greater.
               reset to equal the account value
               less uncollected charges.             - The Lifetime Income Percentage may
                                                       change upon any ownership change,
             - In either case, the Lifetime Income     as it is based upon the age of the
               Percentage may change because it is     younger owner, but will not
               based on the new owner's age on the     decrease upon spousal continuation
               date of the change.                     if the spouse is a co-owner under
                                                       the Joint Life rider.
             - The new owner/annuitant must be at
               least 60 and not more than 80 years   - If a co-owner/joint annuitant
               old on the date of the change,        spouse is removed, the GMWB Base
               except upon spousal continuation,       remains unchanged; however, if
               the maximum age limit is waived for     prior withdrawals were taken, the
               the surviving spouse.                   Lifetime Income Percentage may
                                                       change, based upon the remaining
                                                       owner/annuitant's age on the date
                                                       of the first withdrawal or most
                                                       recent Automatic Step-Up, if later.
                                                     - The new co-owner/joint annuitant
                                                     must be at least 60 and not more than
                                                       80 years old when added, except
                                                       upon spousal continuation the
                                                       maximum age limit is waived for the
                                                       surviving spouse.


---------------


* Please note that if you purchased your Contract prior to January 12, 2007, the Single Life GMWB Rider is not available.

APPENDIX L - GMWB VARIATIONS DEPENDING ON DATE OF CONTRACT PURCHASE

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


The GMWB varies depending on when you purchased your Contract. The key differences are shown in the following chart.



                                                                           CANCELLATION OF     RE-ELECTION OF
                          STEP-UP OF LIFETIME        STEP-UP OF THE           THE GMWB            THE GMWB
                           INCOME PERCENTAGE            GMWB BASE               RIDER              RIDER
--------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED YOUR    After the first          After the first          You may cancel     If you
CONTRACT PRIOR TO        withdrawal on or         withdrawal on or         the GMWB rider     previously
SEPTEMBER 1, 2006:       after the GMWB           after the GMWB           on each third      canceled your
                         Effective Date, we       Effective Date, if       contract           GMWB rider and
                         will redetermine and     the contract value is    anniversary        you wish to re-
                         if appropriate           higher than the GMWB     after the          elect it, you
                         step-up your Lifetime    Base, we will step-up    contract date.     may do so on
                         Income Percentage        the GMWB Base to                            each third
                         based upon your age      equal such value on                         contract
                         band (or the age band    each third contract                         anniversary
                         of the younger owner     anniversary.                                after the
                         if there are                                                         contract date.
                         co-owners) on any
                         third contract
                         anniversary, if we
                         are increasing your
                         GMWB Base to equal
                         your contract value
                         on such anniversary.
--------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED YOUR    Same as above.           After the first          Same as above.     Same as above.
CONTRACT ON OR AFTER                              withdrawal on or
SEPTEMBER 1, 2006,                                after the GMWB
BUT PRIOR TO JANUARY                              Effective Date, if
12, 2007:                                         the contract value is
                                                  higher than the GMWB
                                                  Base, we will step-up
                                                  the GMWB Base to
                                                  equal such value on
                                                  each contract
                                                  anniversary.
--------------------------------------------------------------------------------------------------------------
IF YOU PURCHASED YOUR    After the first          Same as above.           You may cancel     If you
CONTRACT ON OR AFTER     withdrawal on or                                  the GMWB rider     previously
JANUARY 12, 2007:        after the GMWB                                    on each fifth      canceled your
                         Effective Date, we                                contract           GMWB rider and
                         will redetermine and                              anniversary        you wish to re-
                         if appropriate                                    after the          elect it, you
                         step-up your Lifetime                             contract date.     may do so on
                         Income Percentage                                                    each fifth
                         based upon your age                                                  contract
                         band (or the age band                                                anniversary
                         of the younger owner                                                 after the
                         if there are                                                         contract date.
                         co-owners) on any
                         Contract Anniversary,
                         if we are increasing
                         your GMWB Base to
                         equal your contract
                         value on such
                         anniversary.
--------------------------------------------------------------------------------------------------------------

----------------------------------------------------

MERRILL LYNCH LIFE VARIABLE ANNUITY
SEPARATE ACCOUNT A (THE "SEPARATE ACCOUNT")
FLEXIBLE PREMIUM INDIVIDUAL DEFERRED
VARIABLE ANNUITY CONTRACT (THE "CONTRACT")
issued by
MERRILL LYNCH LIFE INSURANCE COMPANY
HOME OFFICE: 425 West Capital Avenue                                     STATEMENT OF
Suite 1800                                                          ADDITIONAL INFORMATION
Little Rock, Arkansas                                                     MAY 1, 2007
SERVICE CENTER: P.O. Box 44222                                   MERRILL LYNCH INVESTOR CHOICE
Jacksonville, Florida 32231-4222                                 ANNUITY(SM) (INVESTOR SERIES)
4802 Deer Lake Drive East
Jacksonville, Florida 32246
PHONE: (800) 535-5549
offered through
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
----------------------------------------------------


This individual deferred variable annuity contract (the "Contract") is designed to provide comprehensive and flexible ways to invest and to create a source of income protection for later in life through the payment of annuity benefits. An annuity is intended to be a long-term investment. Contract owners should consider their need for deferred income before purchasing the Contract. The Contract is issued by Merrill Lynch Life Insurance Company ("Merrill Lynch Life") on a nonqualified basis. It may not be issued as an IRA, Roth IRA, tax-sheltered annuity, SEP IRA, SIMPLE IRA, or purchased through an established tax-qualified custodial account or in connection with a qualified retirement plan or Section 457(b) plan.


This Statement of Additional Information is not a prospectus and should be read together with the Contract's Prospectus dated May 1, 2007, which is available on request and without charge by writing to or calling Merrill Lynch Life at the Service Center address or phone number set forth above.

TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

OTHER INFORMATION...........................................    2
  Selling the Contract......................................    2
  Financial Statements......................................    2
  Administrative Services Arrangements......................    2
  Keep Well Agreement.......................................    2
CALCULATION OF YIELDS AND TOTAL RETURNS.....................    3
  Money Market Yield........................................    3
  Other Subaccount Yields...................................    4
  Total Returns.............................................    4
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE VARIABLE ANNUITY
  SEPARATE ACCOUNT A........................................  S-1
FINANCIAL STATEMENTS OF MERRILL LYNCH LIFE INSURANCE
  COMPANY...................................................  G-1

OTHER INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              SELLING THE CONTRACT

The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S" or "Distributor") serves as principal underwriter for the Contracts. Distributor is a Delaware corporation and its home office is located at 4 World Financial Center, New York, New York 10080. Distributor is an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its Financial Advisors. Financial Advisors are appointed as our insurance agents through various Merrill Lynch Life Agencies.


For the years ended December 31, 2006 and 2005, Distributor received $13,882,700 and $9,252,194, respectively, in commissions, and for the year ended December 31, 2004, Distributor did not receive any commissions in connection with the sale of the Contracts.


                              FINANCIAL STATEMENTS

The financial statements of Merrill Lynch Life included in this Statement of Additional Information should be distinguished from the financial statements of the Separate Account and should be considered only as bearing upon the ability of Merrill Lynch Life to meet any obligations it may have under the Contract.

                      ADMINISTRATIVE SERVICES ARRANGEMENTS


Merrill Lynch Life has entered into a Service Agreement with its parent, Merrill Lynch Insurance Group, Inc. ("MLIG"), pursuant to which Merrill Lynch Life can arrange for MLIG to provide directly or through affiliates certain services. Pursuant to this agreement, Merrill Lynch Life has arranged for MLIG to provide administrative services for the Separate Account and certain contracts, including these Contracts, and MLIG, in turn, has arranged for a subsidiary, Merrill Lynch Insurance Group Services, Inc. ("MLIG Services"), to provide these services. Compensation for these services, which will be paid by Merrill Lynch Life, will be based on the charges and expenses incurred by MLIG Services, and will reflect MLIG Services' actual costs. For the years ended December 31, 2006 and 2005, $29.7 million and $33.1 million, respectively, in administrative services fees were paid, and for the year ended December 31, 2003, no administrative services fees were paid in connection with the sale of the Contracts.


                              KEEP WELL AGREEMENT


On May 14, 2003, Merrill Lynch & Co., Inc. ("Merrill Lynch & Co.") entered into a "keep well" agreement with Merrill Lynch Life. Under the agreement, at all times that Merrill Lynch Life is a direct or indirect wholly owned subsidiary of Merrill Lynch & Co., Merrill Lynch & Co. will ensure that Merrill Lynch Life maintains statutory net worth in excess of certain minimum surveillance levels. At December 31, 2006, the statutory net worth of Merrill Lynch Life was in excess of these minimum surveillance levels. Contract owners have certain rights under the agreement to enforce the provisions of the agreement. However, the agreement does not guarantee, directly or indirectly, any indebtedness, liability, or obligation of Merrill Lynch Life. The agreement may be modified, amended, or terminated only by written agreement of the parties, but any such modification, amendment, or termination may not materially and adversely affect any contract owners at that time unless the respective contract owners consent in writing.

CALCULATION OF YIELDS AND TOTAL RETURNS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                               MONEY MARKET YIELD


From time to time, Merrill Lynch Life may quote in advertisements and sales literature the current annualized yield for the BlackRock Money Market V.I. Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Funds or on their respective portfolio securities. On a Class-specific basis, the current annualized yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of 1 unit at the beginning of the period, (b) dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return; and
(c) annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and (2) the annual contract fee. For purposes of calculating current yield for a Contract, an average per unit contract fee is used. Based on our current estimates of anticipated contract size, we have assumed the average per unit contract fee to be 0.05%. On a Class-specific basis, current yield will be calculated according to the following formula:


                   Current Yield = ((NCF - ES)/UV) X (365/7)

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.


Merrill Lynch Life also may quote the effective yield of the BlackRock Money Market V.I. Subaccount for the same 7-day period, determined on a compounded basis. On a Class-specific basis, the effective yield is calculated by compounding the unannualized base period return according to the following formula:


               Effective Yield = (1 + ((NCF - ES)/UV))(365/7) - 1

Where:

NCF       =   the net change in the value of the Fund (exclusive of
              realized gains and losses on the sale of securities and
              unrealized appreciation and depreciation) for the 7-day
              period attributable to a hypothetical account having a
              balance of 1 unit.
ES        =   per unit expenses for the hypothetical account for the 7-day period.
UV        =   the unit value on the first day of the 7-day period.


Because of the charges and deductions imposed under the Contract, the yields for the BlackRock Money Market V.I. Subaccount will be lower than the yield for the corresponding underlying Fund.



The yields on amounts held in the BlackRock Money Market V.I. Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yields for the subaccount are affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Fund, the types and qualities of portfolio securities held by the Fund, and the Fund's operating expenses. Yields on amounts held in the BlackRock Money Market V.I. Subaccount may also be presented for periods other than a 7-day period.


                            OTHER SUBACCOUNT YIELDS


From time to time, Merrill Lynch Life may quote in sales literature or advertisements the current annualized yield of one or more of the subaccounts (other than the BlackRock Money Market V.I. Subaccount) for a Contract for a 30-day or one-month period on a Class-specific basis. The annualized yield of a subaccount refers to income generated by the subaccount over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the subaccount during the 30-day or one-month period is assumed to be generated each period over a 12-month period. On a Class-specific basis, the yield is computed by: (1) dividing the net investment income of the Fund attributable to the subaccount units less subaccount expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. Expenses attributable to the subaccount include the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the annual contract fee. For purposes of calculating the 30-day or one-month yield, an average contract fee per dollar of account value in the subaccount is used to determine the amount of the charge attributable to the subaccount for the 30-day or one-month period. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the 30-day or one-month yield is calculated according to the following formula:


                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)(6) - 1)

Where:

NI        =   net investment income of the Fund for the 30-day or
              one-month period attributable to the subaccount's units.
ES        =   expenses of the subaccount for the 30-day or one-month
              period.
U         =   the average number of units outstanding.
UV        =   the unit value at the close of the last day in the 30-day or one-month.

Currently, Merrill Lynch Life may quote yields on bond subaccounts. Because of the charges and deductions imposed under the Contracts, the yield for a subaccount will be lower than the yield for the corresponding Fund.

The yields on the amounts held in the subaccounts normally will fluctuate over time. Therefore, a disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A subaccount's actual yields are affected by the types and quality of portfolio securities held by the corresponding Fund, and its operating expenses.

Yield calculations do not take into account the surrender charge on amounts surrendered or withdrawn under the Contract deemed to consist of premiums paid within the applicable surrender charge period. A surrender charge will not be imposed on the "free withdrawal amount" each year.

                                 TOTAL RETURNS

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements, total returns, including average annual total returns for one or more of the subaccounts for various periods of time on a Class-specific basis. Average annual total returns will be provided for a subaccount on a Class-specific basis for 1, 5 and 10 years, or for a shorter period, if applicable. We will not show any performance information for periods of less than six months.

Total returns assume the Contract was surrendered at the end of the period shown, and are not indicative of performance if the Contract was continued for a longer period. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES OR BONUS AMOUNTS IF APPLICABLE.

Average annual total returns for other periods of time may also be disclosed from time to time. For example, average annual total returns may be provided based on the assumption that a subaccount had been in existence and had invested in the corresponding underlying Fund for the same period as the corresponding Fund had been in operation. The Funds and the subaccounts corresponding to the Funds commenced operations as indicated below:


                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
AIM V.I. Basic Value Fund (Series I)                  September 10, 2001    March 4, 2005
AIM V.I. Mid Cap Core Equity Fund (Series I)          September 10, 2001    March 4, 2005
AllianceBernstein VPS International Value Portfolio   May 10, 2001          May 1, 2007
  (Class A)
AllianceBernstein VPS Small/Mid Cap Value Portfolio   May 2, 2001           March 4, 2005
  (Class A)
AllianceBernstein VPS Value Portfolio (Class A)       July 22, 2002         March 4, 2005
American Century VP Ultra(R) Fund (Class I)           May 1, 2001           May 1, 2004
American Fund Asset Allocation Fund (Class 2)******   August 1, 1989        March 4, 2005
American Fund Bond Fund (Class 2)******               January 2, 1996       March 4, 2005
American Fund Growth Fund (Class 2)******             February 8, 1984      March 4, 2005
American Fund Growth-Income Fund (Class 2)******      February 8, 1984      March 4, 2005
American Fund International Fund (Class 2)******      May 1, 1990           March 4, 2005
BlackRock Basic Value V.I. Fund (Class I)             July 1, 1993          July 1, 1993
BlackRock Bond V.I. Fund (Class I)                    April 29, 1982        February 21, 1992
BlackRock Money Market V.I. Fund (Class I)            February 21, 1992     February 21, 1992
BlackRock Fundamental Growth V.I. Fund (Class I)      April 3, 2000         April 3, 2000
BlackRock Global Allocation V.I. Fund (Class I)       February 21, 1992     February 21, 1992
BlackRock Government Income V.I. Fund (Class I)       May 16, 1994          May 16, 1994
BlackRock High Income V.I. Fund (Class I)             April 29, 1982        February 21, 1992
BlackRock S&P 500 Index V.I. Fund (Class I)           December 13, 1996     December 18, 1996
BlackRock International Value V.I. Fund (Class I)     June 10, 1998         June 10, 1998
BlackRock Large Cap Core V.I. Fund (Class I)          April 29, 1982        February 21, 1992
BlackRock Large Cap Growth V.I. Fund (Class I)        April 30, 1999        June 18, 1999
BlackRock Large Cap Value V.I. Fund (Class I)         April 23, 2001        May 1, 2001
BlackRock Value Opportunities V.I. Fund (Class I)     April 29, 1982        February 21, 1992
Cohen & Steers VIF Realty Fund, Inc.                  March 4, 2005         March 4, 2005
Davis Value Portfolio                                 July 1, 1999          April 3, 2000
Dreyfus VIF Appreciation Portfolio (Service           December 31, 2000     March 4, 2005
  Class)*******
Eaton Vance VT Floating-Rate Income Fund              May 2, 2001           March 4, 2005
Eaton Vance VT Large-Cap Value                        May 1, 2007           May 1, 2007
Federated Capital Appreciation Fund II (Primary       June 19, 2000         May 1, 2004
  Class)
Federated Kaufmann Fund II (Primary Class)            April 30, 2002        May 1, 2004
Templeton Foreign Securities Fund (Class 2)*          May 1, 1992           March 4, 2005
Templeton Growth Securities Fund (Class 2)**          March 15, 1994        March 4, 2005
Janus Aspen Forty (Service Class)                     May 1, 1997           May 1, 2007
Janus Aspen Mid Cap Growth (Service Class)            September 13, 1993    May 1, 2007
MLIG VIT Roszel/Allianz CCM Capital Appreciation      May 1, 2003           May 1, 2003
  Portfolio
MLIG VIT Roszel/Allianz NFJ Small Cap Value           July 1, 2002          July 1, 2002
  Portfolio
MLIG VIT Roszel/Delaware Trend Portfolio              May 1, 2003           May 1, 2003
MLIG VIT Roszel/JPMorgan Multi-Cap Market Neutral     June 30, 2006         June 30, 2006
  Portfolio
MLIG VIT Roszel/JP Morgan Small Cap Growth Portfolio  July 1, 2002          July 1, 2002
MLIG VIT Roszel/Lord Abbett Affiliated Portfolio      May 1, 2003           May 1, 2003

                                                        FUND INCEPTION     SUBACCOUNT INCEPTION
                        FUND                                 DATE                  DATE
                        ----                          ------------------   --------------------
MLIG VIT Roszel/Lord Abbett Bond Debenture Portfolio  July 1, 2002          July 1, 2002
MLIG VIT Roszel/Lord Abbett Mid-Cap Value Portfolio   July 1, 2002          July 1, 2002
MLIG VIT Roszel/Marsico Large Cap Growth Portfolio    July 1, 2002          May 1, 2006
MLIG VIT Roszel/Seligman Mid-Cap Growth Portfolio     July 1, 2002          July 1, 2002
Oppenheimer Capital Appreciation Fund/VA (Service     September 18, 2001    March 4, 2005
  Class)
Oppenheimer Main Street Fund(R)/VA (Service Class)    July 13, 2000         March 4, 2005
Oppenheimer Main Street Small Cap Fund(R)/VA          July 16, 2001         March 4, 2005
  (Service Class)
Pioneer Emerging Markets Portfolio VCT (Series II)    October 30, 1998      May 1, 2006
Pioneer Fund VCT Portfolio (Series II)***             February 13, 1928     March 4, 2005
Pioneer High Yield VCT Portfolio (Series II)****      February 12, 1998     March 4, 2005
Pioneer Small Cap Value VCT Portfolio (Series         February 28, 1997     March 4, 2005
  II)*****
PIMCO CommodityRealReturn Strategy Portfolio          June 30, 2004         March 4, 2005
  (Administrative Class)
PIMCO Low Duration (Administrative Class)             February 16, 1999     May 1, 2007
PIMCO Real Return Portfolio (Administrative Class)    September 30, 1999    March 4, 2005
PIMCO Total Return Portfolio (Administrative Class)   December 31, 1997     April 3, 2000
Premier VIT NFJ Dividend Value                        July 1, 2003          May 1, 2007
Premier VIT OpCap Renaissance Portfolio               July 10, 2002         May 1, 2004
Van Kampen LIT Comstock Portfolio (Class I)           April 30, 1999        May 1, 2004
Wanger International Small Cap                        May 3, 1995           May 1, 2007
Wanger U.S. Smaller Companies                         May 3, 1995           March 4, 2005


---------------

        * Because Class 2 shares were first available on May 1, 1997, performance shown for periods prior to that date represents the historical results of Class 1 shares. For periods beginning on May 1, 1997 Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

       ** Because Class 2 shares were first available on January 6, 1999, performance shown for periods prior to that date represents historical results of Class 1 shares. For periods beginning January 6, 1999, Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

      *** Because Class II shares were first available on October 31, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

    **** Because Class II shares were first available on May 1, 2000, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

   ***** Because Class II shares were first available on November 8, 2001, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class II.

  ****** Because Class 2 shares were first available on April 30, 1997, performance shown for periods prior to that date will reflect performance of the Fund, adjusted for expenses of Class 2.

 ******* Because Service shares were first available on December 31, 2000, performance is based on the performance of Initial shares prior to that date. The historical performance of the Fund's Service shares prior to December 31, 2000 has not been adjusted to reflect the higher operating expenses of the Service shares; if these expenses had been reflected, such performance would have been lower.

Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under each Class of the Contract to the redemption value or that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will generally be as of the most recent calendar quarter-end. Average annual total returns are calculated for each Class using subaccount unit values calculated on each valuation day based on the performance of the corresponding underlying Fund, the deductions for the current asset-based insurance charge for each Class and subaccount (1.15% to 1.40% for the B Class; 1.50% to 1.75% for the

C Class; 1.35% to 1.60% for the L Class; and 1.55% to 1.80% for the XC Class); and the contract fee, and assume a surrender of the Contract at the end of the period for the return quotation. Total returns therefore reflect a deduction of the surrender charge if applicable. Total returns for the XC Class do not reflect the addition of bonus amounts. TOTAL RETURNS DO NOT REFLECT ANY RIDER CHARGES. For purposes of calculating total return, an average per dollar contract fee attributable to the hypothetical account for the period is used. Based on our current estimates of anticipated contract size, we have assumed the average contract fee to be 0.05%. On a Class-specific basis, the average annual total return is then calculated according to the following formula:

                            TR = ((ERV/P)(1/N)) - 1

Where:

TR        =   the average annual total return net of subaccount recurring charges (such as the asset-based insurance charge and
              contract fee).
ERV       =   the ending redeemable value (net of any applicable surrender charge) at the end of the period of the hypothetical account with an initial payment of $1,000.
P         =   a hypothetical initial payment of $1,000.
N         =   the number of years in the period.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements Class-specific total returns for other periods or that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any surrender charge on surrender of the Contract. In addition, such nonstandard returns may also be quoted for other periods.

From time to time, Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming the initial premium is allocated to more than one subaccount or assuming monthly transfers from a specified subaccount to one or more designated subaccounts under a dollar cost averaging program. Merrill Lynch Life also may quote in sales literature or advertisements total returns or other performance information for a hypothetical Contract on a Class-specific basis assuming participation in an asset allocation or rebalancing program. These returns will reflect the performance of the affected subaccount(s) on a Class-specific basis for the amount and duration of the allocation to each subaccount for the hypothetical Contract. They also will reflect the deduction of the charges described above except for the surrender charge. For example, total return information for a Contract with a dollar cost averaging program for a 12-month period will assume commencement of the program at the beginning of the most recent 12-month period for which average annual total return information is available. This information will assume an initial lump-sum investment in a specified subaccount (the "DCA subaccount") at the beginning of that period and monthly transfers of a portion of the account value from the DCA subaccount to designated other subaccount(s) during the 12-month period. The total return for the Contract for this 12-month period therefore will reflect the return on the portion of the account value that remains invested in the DCA subaccount for the period it is assumed to be so invested, as affected by monthly transfers, and the return on amounts transferred to the designated other subaccounts for the period during which those amounts are assumed to be invested in those subaccounts. The return for an amount invested in a subaccount will be based on the performance of that subaccount for the duration of the investment, and will reflect the charges described above other than the surrender charge. Performance information for a dollar cost-averaging program also may show the returns for various periods for a designated subaccount assuming monthly transfers to the subaccount, and may compare those returns to returns assuming an initial lump-sum investment in that subaccount. This information also may be compared to various indices, such as the Merrill Lynch 91-day Treasury Bills index or the U.S. Treasury Bills index and may be illustrated by graphs, charts, or otherwise.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors of
Merrill Lynch Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the investment divisions disclosed in
Note  1  which  comprise  the Merrill  Lynch  Life  Variable
Annuity Separate Account A (the "Account"), as of December 31, 2006, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Merrill Lynch Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment divisions owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the investment divisions constituting the Merrill Lynch Life Variable Annuity Separate Account A as of December 31, 2006, the results of each of their operations and changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


March 30, 2007

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================
(In thousands)

Assets
      `
    BlackRock Equity Dividend Portfolio, 124 shares
      (Cost $1,508)                                             $              1,600   $                      $
    BlackRock Global SmallCap Portfolio, 241 shares
      (Cost $2,831)                                                                                  3,110
    BlackRock International Index Portfolio, 164 shares
      (Cost $1,925)                                                                                                        1,715

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
                                                                 <C         `
(In thousands)

Assets

    BlackRock Short-Term Bond Portfolio, 200 shares
      (Cost $1,964)                                              $             1,966   $                     $
    BlackRock Mid Cap Value Opportunities Portfolio, 69 shares
      (Cost $780)                                                                                      756
    BlackRock Small Cap Index Portfolio, 75 shares
      (Cost $818)                                                                                                            856

  Dividends Receivable                                                             7                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Balanced Capital V.I. Fund, 4,129 shares
      (Cost $48,382)                                             $            56,815   $                     $
    BlackRock Basic Value V.I. Fund, 39,877 shares
      (Cost $554,979)                                                                              634,438
    BlackRock Bond V.I. Fund, 32,964 shares
      (Cost $386,636)                                                                                                    392,604

  Dividends Receivable                                                             0                     0                 1,443
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Money Market V.I. Fund, 235,399 shares
      (Cost $235,399)                                            $           235,399   $                     $
    BlackRock Fundamental Growth V.I. Fund, 11,817 shares
      (Cost $75,762)                                                                                97,138
    BlackRock Global Allocation V.I. Fund, 42,393 shares
      (Cost $516,563)                                                                                                    626,570

  Dividends Receivable                                                            96                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           235,495    $           97,138    $          626,570

                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           235,495   $            97,138   $           626,570
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Global Growth V.I. Fund, 3,878 shares
      (Cost $34,805)                                             $            51,542   $                     $
    BlackRock Government Income V.I. Fund, 28,157 shares
      (Cost $300,718)                                                                              293,676
    BlackRock High Income V.I. Fund, 23,789 shares
      (Cost $179,573)                                                                                                    182,463

  Dividends Receivable                                                             0                 1,166                 1,209
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock S&P Index 500 V.I. Fund, 14,075 shares
      (Cost $230,093)                                            $           252,795   $                     $
    BlackRock International Value V.I. Fund, 18,910 shares
      (Cost $228,571)                                                                              317,682
    BlackRock Large Cap Core V.I. Fund, 14,631 shares
      (Cost $432,733)                                                                                                    470,688

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================

(In thousands)

Assets

    BlackRock Large Cap Growth V.I. Fund, 14,907 shares
      (Cost $147,209)                                            $           175,303   $                     $
    BlackRock Large Cap Value V.I. Fund, 10,668 shares
      (Cost $132,813)                                                                              159,802
    BlackRock Utilities & Telecommunications V.I. Fund, 3,015 shares
      (Cost $28,477)                                                                                                      35,970

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                 Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    BlackRock Value Opportunities V.I. Fund, 13,042 shares
      (Cost $308,434)                                            $           305,303   $                     $
    AIM V.I. Basic Value Fund, 52 shares
      (Cost $654)                                                                                      695
    AIM V.I. Capital Appreciation Fund, 2,757 shares
      (Cost $63,496)                                                                                                      72,289

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core              Core
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AIM V.I. International Growth Fund, 707 shares
      (Cost $16,521)                                             $            20,814   $                     $
    AIM V.I. Mid Cap Core Equity Fund, 149 shares
      (Cost $2,057)                                                                                  2,008
    AIM V.I. Core Equity Fund, 4,321 shares
      (Cost $108,754)                                                                                                    117,616

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                       VPS Global          VPS Growth and         VPS Large Cap
                                                                       Technology              Income                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Global Technology Portfolio, 228 shares
      (Cost $3,417)                                              $             3,928   $                     $
    AllianceBernstein VPS Growth and Income Portfolio, 976 shares
      (Cost $23,608)                                                                                26,536
    AllianceBernstein VPS Large Cap Growth  Portfolio, 6,904 shares
      (Cost $230,193)                                                                                                    185,513

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             3,928   $            26,536   $           185,513
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             3,928   $            26,536   $           185,513
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein                              American
                                                                    VPS Small/Mid Cap    AllianceBernstein         Century VP
                                                                          Value              VPS Value           International
                                                                        Portfolio            Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    AllianceBernstein VPS Small/Mid Cap Value Portfolio, 1,418 shares
      (Cost $24,387)                                             $            25,634   $                     $
    AllianceBernstein VPS Value Portfolio, 56 shares
      (Cost $784)                                                                                      848
    American Century VP International Fund, 6,160 shares
      (Cost $40,388)                                                                                                      62,338

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            25,634   $               848   $            62,338
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            25,634   $               848   $            62,338
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American           American Funds
                                                                       Century VP               Asset            American Funds
                                                                          Ultra              Allocation               Bond
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)


Assets

    American Century VP Ultra Fund, 1,202 shares
      (Cost $12,008)                                             $            12,070   $                     $
    American Funds Asset Allocation Fund, 559 shares
      (Cost $9,389)                                                                                 10,197
    American Funds Bond Fund, 4,153 shares
      (Cost $46,751)                                                                                                      47,887


  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            12,070   $            10,197   $            47,887
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            12,070   $            10,197   $            47,887
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                         Growth             Growth-Income         International
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    American Funds Growth Fund, 1,355 shares
      (Cost $80,365)                                             $            86,808   $                     $
    American Funds Growth-Income Fund, 438 shares
      (Cost $16,958)                                                                                18,483
    American Funds International Fund, 2,547 shares
      (Cost $50,100)                                                                                                      55,889

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            86,808   $            18,483   $            55,889
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            86,808   $            18,483   $            55,889
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     Cohen & Steers             Davis              Dreyfus VIF
                                                                       VIF Realty               Value             Appreciation
                                                                       Fund, Inc.             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Cohen & Steers VIF Realty Fund, Inc., 1,014 shares
      (Cost $13,155)                                             $            15,804   $                     $
    Davis Value Portfolio, 16,633 shares
      (Cost $190,643)                                                                              242,506
    Dreyfus VIF Appreciation Portfolio, 597 shares
      (Cost $23,820)                                                                                                      25,250

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            15,804   $           242,506   $            25,250
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            15,804   $           242,506   $            25,250
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Eaton Vance            Federated
                                                                      VT Floating-             Capital              Federated
                                                                       Rate Income          Appreciation            Kaufmann
                                                                          Fund                 Fund II               Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Eaton Vance VT Floating-Rate Income Fund, 2,472 shares
      (Cost $24,857)                                             $            24,820   $                     $
    Federated Capital Appreciation Fund II, 244 shares
      (Cost $1,440)                                                                                  1,655
    Federated Kaufmann Fund II, 1,153 shares
      (Cost $15,996)                                                                                                      18,980

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            24,820   $             1,655   $            18,980
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            24,820   $             1,655   $            18,980
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          MFS                                     Oppenheimer
                                                                        Emerging                OpCap               Capital
                                                                         Growth              Renaissance          Appreciation
                                                                         Series               Portfolio              Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    MFS Emerging Growth Series, 4,056 shares
      (Cost $104,537)                                            $            83,710   $                     $
    OpCap Renaissance Portfolio, 303 shares
      (Cost $4,308)                                                                                  4,668
    Oppenheimer Capital Appreciation Fund/VA, 34 shares
      (Cost $1,308)                                                                                                        1,393

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            83,710   $             4,668   $             1,393
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            83,710   $             4,668   $             1,393
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                                                      PIMCO
                                                                       Oppenheimer           Oppenheimer            Commodity
                                                                          Main              Main  Street           RealReturn
                                                                         Street               Small Cap             Strategy
                                                                         Fund/VA               Fund/VA              Portfolio
                                                                 ====================  ====================  ====================

(In thousands)

Assets

    Oppenheimer Main Street Fund/VA, 25 shares
      (Cost $546)                                                $               626   $                     $
    Oppenheimer Main Street Small Cap Fund/VA, 73 shares
      (Cost $1,277)                                                                                  1,385
    PIMCO CommodityRealReturn Strategy Portfolio, 1,609 shares
      (Cost $19,244)                                                                                                      18,197

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $               626   $             1,385   $            18,197
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $               626   $             1,385   $            18,197
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          PIMCO                 PIMCO                Pioneer
                                                                          Real                  Total               Emerging
                                                                         Return                Return              Markets VCT
                                                                        Portfolio             Portfolio            Portfolio x
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    PIMCO Real Return Portfolio, 323 shares
      (Cost $4,086)                                              $             3,856   $                     $
    PIMCO Total Return Portfolio, 34,425 shares
      (Cost $354,625)                                                                              348,387
    Pioneer Emerging Markets VCT Portfolio, 30 shares
      (Cost $920)                                                                                                          1,018

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             3,856   $           348,387   $             1,018
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             3,856   $           348,387   $             1,018
                                                                 ====================  ====================  ====================

x  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer               Pioneer
                                                                          Fund               High Yield             Small Cap
                                                                           VCT                   VCT                Value VCT
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Pioneer Fund VCT Portfolio, 1,868 shares
      (Cost $42,587)                                             $            46,194   $                     $
    Pioneer High Yield VCT Portfolio, 177 shares
      (Cost $1,923)                                                                                  1,949
    Pioneer Small Cap Value VCT Portfolio, 54 shares
      (Cost $899)                                                                                                            964

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            46,194   $             1,949   $               964
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            46,194   $             1,949   $               964
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Allianz      Roszel / Allianz
                                                                       CCM Capital          NFJ Small Cap       Roszel / Delaware
                                                                      Appreciation              Value                 Trend
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Allianz CCM Capital Appreciation Portfolio, 10,608 shares
      (Cost $129,641)                                            $           141,408   $                     $
    Roszel/Allianz NFJ  Small Cap Value Portfolio, 6,691 shares
      (Cost $86,188)                                                                               101,435
    Roszel/Delaware Trend Portfolio, 2,202 shares
      (Cost $27,700)                                                                                                      28,909

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $           141,408   $           101,435   $            28,909
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $           141,408   $           101,435   $            28,909
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                   Roszel / JP Morgan    Roszel / JP Morgan         Roszel /
                                                                        Multi-Cap             Small Cap            Lord Abbett
                                                                     Market Neutral            Growth              Affiliated
                                                                       Portfolio y            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/JP Morgan Multi-Cap Market Neutral Portfolio, 1,586 shares
      (Cost $15,907)                                             $            16,230   $                     $
    Roszel/JP Morgan Small Cap Growth Portfolio, 5,840 shares
      (Cost $62,132)                                                                                72,127
    Roszel/Lord Abbett Affiliated Portfolio, 3,993 shares
      (Cost $48,936)                                                                                                      53,191

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            16,230   $            72,127   $            53,191
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            16,230   $            72,127   $            53,191
                                                                 ====================  ====================  ====================

y  Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /          Roszel / Marsico
                                                                       Lord Abbett           Lord Abbett            Large Cap
                                                                     Bond Debenture         Mid Cap Value            Growth
                                                                        Portfolio             Portfolio            Portfolio z
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Lord Abbett Bond Debenture Portfolio, 1,111 shares
      (Cost $12,457)                                             $            12,484   $                     $
    Roszel/Lord Abbett Mid Cap Value Portfolio, 10,870 shares
      (Cost $120,462)                                                                              138,816
    Roszel/Marisco Large Cap Growth Portfolio, 64 shares
      (Cost $697)                                                                                                            721

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            12,484   $           138,816   $               721
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            12,484   $           138,816   $               721
                                                                 ====================  ====================  ====================

z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Seligman         Seligman              Templeton
                                                                         Mid Cap             Smaller-Cap             Foreign
                                                                         Growth                 Value              Securities
                                                                        Portfolio             Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Roszel/Seligman Mid Cap Growth Portfolio, 3,629 shares
      (Cost $45,563)                                             $            46,482  $                     $
    Seligman Smaller-Cap Value Portfolio, 1,027 shares
      (Cost $17,975)                                                                                19,003
    Templeton Foreign Securities Fund, 398 shares

      (Cost $6,334)                                                                                                        7,450

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $            46,482   $            19,003   $             7,450
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $            46,482   $            19,003   $             7,450
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton                                  Van Kampen
                                                                         Growth              Van Kampen             Strategic
                                                                       Securities             Comstock               Growth
                                                                          Fund                Portfolio             Portfolio aa
                                                                 ====================  ====================  ====================
(In thousands)

Assets

    Templeton Growth Securities Fund, 291 shares
      (Cost $4,176)                                              $             4,628   $                     $
    Van Kampen Comstock Portfolio, 5,599 shares
      (Cost $73,827)                                                                                82,591
    Van Kampen Strategic Growth Portfolio, 283 shares
      (Cost $6,776)                                                                                                        8,162

  Dividends Receivable                                                             0                     0                     0
                                                                 --------------------  --------------------  --------------------
    Total Assets                                                 $             4,628   $            82,591   $             8,162
                                                                 ====================  ====================  ====================
Net Assets
  Accumulation Units                                             $             4,628   $            82,591   $             8,162
                                                                 ====================  ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15,2006.

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
AS OF DECEMBER 31, 2006

                                                                Divisions Investing In
                                                                 =====================


                                                                       Wanger U.S.
                                                                         Smaller
                                                                        Companies
                                                                 ====================
(In thousands)


Assets

    Wanger U.S. Smaller Companies, 682 shares
      (Cost $23,579)                                             $            24,807

  Dividends Receivable                                                             0
                                                                 --------------------
    Total Assets                                                 $            24,807
                                                                 ====================
Net Assets
  Accumulation Units                                             $            24,807
                                                                 ====================

See accompanying notes to financial statements.


MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                17   $                12   $                63

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (11)                  (30)                  (20)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                     6                   (18)                   43
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             13                    25                    94
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  82                   244                  (260)
 Capital Gain Distributions (Note 2)                                              19                    80                   385
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 114                   349                   219
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       120                   331                   262
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                    46                    18
 Contract Owner Withdrawals                                                      (28)                  (10)                    0
 Net Transfers In (Out) (Note 3)                                               1,083                 1,682                   524
 Contract Charges (Note 6)                                                        (3)                  (13)                   (6)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        1,052                 1,705                   536
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        1,172                 2,036                   798
Net Assets, Beginning of Period                                                  428                 1,074                   917
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,600   $             3,110   $             1,715
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               421   $                 3   $                 9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (152)                   (9)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   269                    (6)                   (1)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              3                    18                    20
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  31                   (36)                   28
 Capital Gain Distributions (Note 2)                                               0                    78                    55
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  34                    60                   103
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       303                    54                   102
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          321                     9                     9
 Contract Owner Withdrawals                                                     (205)                  (50)                  (54)
 Net Transfers In (Out) (Note 3)                                              (3,617)                  410                   291
 Contract Charges (Note 6)                                                       (70)                   (5)                   (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (3,571)                  364                   243
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (3,268)                  418                   345
Net Assets, Beginning of Period                                                5,241                   338                   511
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,973   $               756   $               856
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,208   $             9,633   $            19,291

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (785)               (8,702)               (5,681)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   423                   931                13,610
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            307                18,662                 2,559
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               6,692                33,700                (5,049)

 Capital Gain Distributions (Note 2)                                               0                64,918                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,999               117,280                (2,490)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     7,422               118,211                11,120
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                 1,008                   647
 Contract Owner Withdrawals                                                  (10,318)             (110,403)              (70,690)
 Net Transfers In (Out) (Note 3)                                              (2,361)              (73,971)               (6,500)
 Contract Charges (Note 6)                                                       (16)                 (297)                 (202)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (12,695)             (183,663)              (76,745)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (5,273)              (65,452)              (65,625)
Net Assets, Beginning of Period                                               62,088               699,890               459,672
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            56,815   $           634,438   $           394,047
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS <Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $            10,509   $               562   $            16,129

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,274)               (1,839)               (8,226)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                 7,235                (1,277)                7,903
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                12,044                10,255
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   0                (7,091)               43,447
 Capital Gain Distributions (Note 2)                                               0                     0                23,508
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                   0                 4,953                77,210
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     7,235                 3,676                85,113
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                      381,590                   478                 2,847
 Contract Owner Withdrawals                                                 (148,061)              (19,459)              (82,650)
 Net Transfers In (Out) (Note 3)                                            (235,987)              (42,517)               28,031
 Contract Charges (Note 6)                                                      (149)                  (96)                 (432)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (2,607)              (61,594)              (52,204)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,628               (57,918)               32,909
Net Assets, Beginning of Period                                              230,867               155,056               593,661
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           235,495   $            97,138   $           626,570
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               459   $            12,300   $            14,527

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (659)               (3,768)               (2,623)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (200)                8,532                11,904
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            160                (2,536)               (7,815)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               8,765                   698                10,869
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               8,925                (1,838)                3,054
                                                                 --------------------  --------------------  --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,725                 6,694                14,958
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          163                   482                   605
 Contract Owner Withdrawals                                                   (6,335)              (47,862)              (31,812)
 Net Transfers In (Out) (Note 3)                                               4,859                62,458               (12,609)
 Contract Charges (Note 6)                                                       (28)                 (109)                  (98)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        (1,341)               14,969               (43,914)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        7,384                21,663               (28,956)
Net Assets, Beginning of Period                                               44,158               273,179               212,628
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            51,542   $           294,842   $           183,672
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             3,703   $            10,029   $             4,158

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,276)               (4,126)               (6,152)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   427                 5,903                (1,994)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                           (320)               21,049                (3,131)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              30,486                16,696                10,986
 Capital Gain Distributions (Note 2)                                               0                26,903                50,876
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              30,166                64,648                58,731
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    30,593                70,551                56,737
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,514                   427                 1,074
 Contract Owner Withdrawals                                                  (36,388)              (45,954)              (66,003)
 Net Transfers In (Out) (Note 3)                                               3,003                 5,366                 9,869
 Contract Charges (Note 6)                                                      (167)                 (168)                 (284)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (32,038)              (40,329)              (55,344)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (1,445)               30,222                 1,393
Net Assets, Beginning of Period                                              254,240               287,460               469,295
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           252,795   $           317,682   $           470,688
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In

                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               494   $             1,285   $             1,001

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,194)               (2,188)                 (472)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,700)                 (903)                  529
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          5,695                11,018                   443
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,824                (3,059)                5,572
 Capital Gain Distributions (Note 2)                                               0                14,391                   900
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              10,519                22,350                 6,915
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,819                21,447                 7,444
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          727                 1,014                     0
 Contract Owner Withdrawals                                                  (23,520)              (21,761)               (4,834)
 Net Transfers In (Out) (Note 3)                                              23,052                11,357                (1,552)
 Contract Charges (Note 6)                                                      (130)                 (203)                   (7)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          129                (9,593)               (6,393)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        8,948                11,854                 1,051
Net Assets, Beginning of Period                                              166,355               147,948                34,919
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           175,303   $           159,802   $            35,970
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               756   $                 2   $                42


Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (4,368)                   (7)               (1,063)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (3,612)                   (5)               (1,021)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         15,997                    19               (11,421)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                             (29,754)                   23                16,106
 Capital Gain Distributions (Note 2)                                          52,885                    27                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              39,128                    69                 4,685
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    35,516                    64                 3,664
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          862                    42                   120
 Contract Owner Withdrawals                                                  (51,925)                 (231)              (12,695)
 Net Transfers In (Out) (Note 3)                                             (23,232)                  332                (5,849)
 Contract Charges (Note 6)                                                      (172)                   (3)                  (40)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (74,467)                  140               (18,464)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (38,951)                  204               (14,800)
Net Assets, Beginning of Period                                              344,254                   491                87,089
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           305,303   $               695   $            72,289
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core              Core
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               192   $                18   $               614

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (394)                 (23)              (1,068)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (202)                  (5)                (454)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          7,467                     8                    68
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (1,529)                  (52)                8,862
 Capital Gain Distributions (Note 2)                                               0                   193                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,938                   149                 8,930
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,736                   144                 8,476
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          107                    20                   144
 Contract Owner Withdrawals                                                   (6,282)                  (21)              (12,749)
 Net Transfers In (Out) (Note 3)                                              (9,460)                  904               121,781
 Contract Charges (Note 6)                                                        (4)                   (8)                  (36)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (15,639)                  895               109,140
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (9,903)                1,039               117,616
Net Assets, Beginning of Period                                               30,717                   969                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            20,814   $             2,008   $           117,616
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.          AllianceBernstein     AllianceBernstein
                                                                         Premier             VPS Global          VPS Growth and
                                                                         Equity              Technology              Income
                                                                          Fund w              Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:

Investment Expenses:
 Ordinary Dividends (Note 2)                                     $             1,344   $                 0   $               394

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (573)                  (51)                 (576)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   771                   (51)                 (182)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         (4,880)                  125                 8,764
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              10,485                   178                (4,732)
 Capital Gain Distributions (Note 2)                                               0                     0                 1,434
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,605                   303                 5,466
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     6,376                   252                 5,284
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           40                    56                   238
 Contract Owner Withdrawals                                                   (6,226)                 (386)               (7,738)
 Net Transfers In (Out) (Note 3)                                            (127,940)                   23               (27,803)
 Contract Charges (Note 6)                                                       (15)                   (6)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                     (134,141)                 (313)              (35,305)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                     (127,765)                  (61)              (30,021)
Net Assets, Beginning of Period                                              127,765                 3,989                56,557
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $                 0   $             3,928   $            26,536
                                                                 ====================  ====================  ====================

w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity Fund.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein
                                                                     VPS Large Cap         VPS Small/Mid Cap   AllianceBernstein
                                                                         Growth                 Value               VPS Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                72   $                 5

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,887)                 (238)                   (6)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (2,887)                 (166)                   (1)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (18,782)                  334                    19
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              15,692                   905                    57
 Capital Gain Distributions (Note 2)                                               0                 1,193                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              (3,090)                2,432                    87
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    (5,977)                2,266                    86
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          441                   663                     0
 Contract Owner Withdrawals                                                  (34,771)                 (369)                   (3)
 Net Transfers In (Out) (Note 3)                                             (16,949)               12,088                   476
 Contract Charges (Note 6)                                                      (103)                  (94)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (51,382)               12,288                   471
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (57,359)               14,554                   557
Net Assets, Beginning of Period                                              242,872                11,080                   291
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           185,513   $            25,634   $               848
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American              American           American Funds
                                                                       Century VP            Century VP               Asset
                                                                      International             Ultra              Allocation
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               984   $                 0   $               204

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (792)                 (217)                 (122)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   192                  (217)                   82
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          3,292                   129                    73
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               8,836                  (599)                  654
 Capital Gain Distributions (Note 2)                                               0                     0                   100
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              12,128                  (470)                  827
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    12,320                  (687)                  909
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          233                    27                   232
 Contract Owner Withdrawals                                                   (8,369)               (2,420)                  (38)
 Net Transfers In (Out) (Note 3)                                               2,691                (3,937)                3,393
 Contract Charges (Note 6)                                                       (55)                  (12)                  (45)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (5,500)               (6,342)                3,542
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,820                (7,029)                4,451
Net Assets, Beginning of Period                                               55,518                19,099                 5,746
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            62,338   $            12,070   $            10,197
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                          Bond                 Growth             Growth-Income
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               823   $               629   $               251

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (405)                 (997)                 (209)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   418                  (368)                   42
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              7                 1,305                    84
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,098                 3,943                 1,318

 Capital Gain Distributions (Note 2)                                               0                   393                   284
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,105                 5,641                 1,686
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,523                 5,273                 1,728
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,319                 2,655                   462
 Contract Owner Withdrawals                                                     (539)               (1,284)                 (143)
 Net Transfers In (Out) (Note 3)                                              34,424                47,443                 8,449
 Contract Charges (Note 6)                                                      (141)                 (366)                  (76)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       35,063                48,448                 8,692
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       36,586                53,721                10,420
Net Assets, Beginning of Period                                               11,301                33,087                 8,063
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            47,887   $            86,808   $            18,483
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================


                                                                     American Funds        Cohen & Steers             Davis
                                                                      International          VIF Realty               Value
                                                                          Fund               Fund, Inc.             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               804   $               262   $             1,953

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (583)                 (151)               (3,378)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   221                   111                (1,425)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,038                   573                18,152
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,221                 2,395                14,818
 Capital Gain Distributions (Note 2)                                             344                   113                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               5,603                 3,081                32,970
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,824                 3,192                31,545
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,526                   397                 1,795
 Contract Owner Withdrawals                                                     (618)                 (266)              (32,864)
 Net Transfers In (Out) (Note 3)                                              33,440                 6,089                27,435
 Contract Charges (Note 6)                                                      (211)                  (65)                 (273)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       34,137                 6,155                (3,907)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       39,961                 9,347                27,638
Net Assets, Beginning of Period                                               15,928                 6,457               214,868
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            55,889   $            15,804   $           242,506
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                             Eaton Vance            Federated
                                                                       Dreyfus VIF          VT Floating-             Capital
                                                                      Appreciation           Rate Income          Appreciation
                                                                        Portfolio               Fund                 Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               271   $             1,026   $                15

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (145)                 (243)                  (25)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   126                   783                   (10)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            213                   (38)                   88
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,260                   (32)                  143
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,473                   (70)                  231
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,599                   713                   221
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          342                   704                    17
 Contract Owner Withdrawals                                                     (253)                 (471)                 (168)
 Net Transfers In (Out) (Note 3)                                               8,064                16,064                   (71)
 Contract Charges (Note 6)                                                       (58)                 (108)                   (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        8,095                16,189                  (225)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        9,694                16,902                    (4)
Net Assets, Beginning of Period                                               15,556                 7,918                 1,659
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            25,250   $            24,820   $             1,655
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                                MFS
                                                                        Federated             Emerging                OpCap
                                                                        Kaufmann               Growth              Renaissance
                                                                         Fund II               Series               Portfolio

                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                14

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (245)               (1,424)                  (73)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (245)               (1,424)                  (59)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            857               (35,286)                   53
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,167                42,932                   485
 Capital Gain Distributions (Note 2)                                             231                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,255                 7,646                   538
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     2,010                 6,222                   479
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          203                   231                    22
 Contract Owner Withdrawals                                                   (1,855)              (16,113)                 (726)
 Net Transfers In (Out) (Note 3)                                               4,395               (23,505)               (1,649)
 Contract Charges (Note 6)                                                       (35)                  (53)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,708               (39,440)               (2,363)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,718               (33,218)               (1,884)
Net Assets, Beginning of Period                                               14,262               116,928                 6,552
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            18,980   $            83,710   $             4,668
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Oppenheimer           Oppenheimer           Oppenheimer
                                                                         Capital                Main              Main  Street
                                                                      Appreciation             Street               Small Cap
                                                                         Fund/VA               Fund/VA               Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 2   $                 4   $                 1

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (15)                   (8)                  (74)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (13)                   (4)                  (73)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             34                     3                    75
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  52                    64                   (59)
 Capital Gain Distributions (Note 2)                                               0                     0                   115
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  86                    67                   131
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        73                    63                    58
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           29                     9                   210
 Contract Owner Withdrawals                                                      (22)                  (10)                  (90)
 Net Transfers In (Out) (Note 3)                                                 506                   151                (1,821)
 Contract Charges (Note 6)                                                        (7)                   (3)                  (35)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          506                   147                (1,736)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          579                   210                (1,678)
Net Assets, Beginning of Period                                                  814                   416                 3,063
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,393   $               626   $             1,385
              						         ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================
                                                                          PIMCO
                                                                        Commodity               PIMCO                 PIMCO
                                                                       RealReturn               Real                  Total
                                                                        Strategy               Return                Return
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               683   $               126   $            16,413

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (199)                  (44)               (5,299)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   484                    82                11,114
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             35                   (23)               (2,900)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (1,144)                 (186)               (1,150)
 Capital Gain Distributions (Note 2)                                              69                   100                 1,899
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              (1,040)                 (109)               (2,151)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      (556)                  (27)                8,963
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          488                    53                 2,840
 Contract Owner Withdrawals                                                     (386)                 (182)              (56,190)
 Net Transfers In (Out) (Note 3)                                               9,950                 1,697                15,398
 Contract Charges (Note 6)                                                       (78)                  (17)                 (460)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        9,974                 1,551               (38,412)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        9,418                 1,524               (29,449)
Net Assets, Beginning of Period                                                8,779                 2,332               377,836
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            18,197   $             3,856   $           348,387
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer               Pioneer
                                                                        Emerging                Fund               High Yield
                                                                       Markets VCT               VCT                   VCT
                                                                       Portfolio x            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               354   $                84

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (3)                 (408)                  (23)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (3)                  (54)                   61
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             35                 1,058                    (2)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  97                 3,313                    34
 Capital Gain Distributions (Note 2)                                               3                     0                    18
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 135                 4,371                    50
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       132                 4,317                   111
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           58                 1,260                    84
 Contract Owner Withdrawals                                                        0                  (689)                  (46)
 Net Transfers In (Out) (Note 3)                                                 829                31,423                  (217)
 Contract Charges (Note 6)                                                        (1)                 (178)                  (10)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          886                31,816                  (189)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        1,018                36,133                   (78)
Net Assets, Beginning of Period                                                    0                10,061                 2,027
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             1,018   $            46,194   $             1,949
                                                                 ====================  ====================  ====================

x Commenced operations effective May 1, 2006

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer          Roszel / Allianz      Roszel / Allianz
                                                                        Small Cap            CCM Capital          NFJ Small Cap
                                                                        Value VCT           Appreciation              Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               303   $             1,424

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (8)               (1,939)               (1,467)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (8)               (1,636)                  (43)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              7                 5,683                 8,421
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  48               (15,227)               (1,822)
 Capital Gain Distributions (Note 2)                                              17                18,172                12,668
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  72                 8,628                19,267
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        64                 6,992                19,224
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           41                    89                   429
 Contract Owner Withdrawals                                                      (15)              (22,198)              (15,117)
 Net Transfers In (Out) (Note 3)                                                 508                11,588                (8,626)
 Contract Charges (Note 6)                                                        (4)                  (67)                  (97)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          530               (10,588)              (23,411)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          594                (3,596)               (4,187)
Net Assets, Beginning of Period                                                  370               145,004               105,622
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               964   $           141,408   $           101,435
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS <Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                                         Roszel / JP Morgan    Roszel / JP Morgan
                                                                    Roszel / Delaware         Multi-Cap             Small Cap
                                                                          Trend            Market Neutral            Growth
                                                                        Portfolio            Portfolio y            Portfolio
                                                                 ====================  ====================  ====================
(In thousands)


Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (447)                  (97)               (1,022)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (447)                  (97)               (1,022)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,039                     1                 4,298
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (2,986)                  323                   904
 Capital Gain Distributions (Note 2)                                           4,068                     0                 5,642
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,121                   324                10,844
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,674                   227                 9,822
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           30                   269                   171
 Contract Owner Withdrawals                                                   (6,117)                 (168)              (11,547)
 Net Transfers In (Out) (Note 3)                                              (1,514)               15,940                (3,026)
 Contract Charges (Note 6)                                                       (20)                  (38)                  (57)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (7,621)               16,003               (14,459)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (5,947)               16,230                (4,637)
Net Assets, Beginning of Period                                               34,856                     0                76,764
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            28,909   $            16,230   $            72,127
                                                                 ====================  ====================  ====================

y  Commenced operations effective June 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /              Roszel /
                                                                       Lord Abbett           Lord Abbett           Lord Abbett
                                                                       Affiliated          Bond Debenture         Mid Cap Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               319   $               662   $               659

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (545)                 (186)               (2,010)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (226)                  476                (1,351)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            769                  (105)                7,935
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               3,597                   250               (11,403)
 Capital Gain Distributions (Note 2)                                           1,766                   250                19,006
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,132                   395                15,538
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,906                   871                14,187
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          489                    88                   680
 Contract Owner Withdrawals                                                   (4,489)               (1,707)              (22,188)
 Net Transfers In (Out) (Note 3)                                              16,110                 1,910                (5,289)
 Contract Charges (Note 6)                                                       (57)                  (12)                 (148)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       12,053                   279               (26,945)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       17,959                 1,150               (12,758)
Net Assets, Beginning of Period                                               35,232                11,334               151,574
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            53,191   $            12,484   $           138,816
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Marsico      Roszel / Seligman         Seligman
                                                                        Large Cap              Mid Cap             Smaller-Cap
                                                                         Growth                Growth                 Value
                                                                       Portfolio z            Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (4)                 (705)                 (322)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (4)                 (705)                 (322)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              9                 3,732                   309
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  25                (7,280)                1,992

 Capital Gain Distributions (Note 2)                                               9                 6,126                 1,644
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  43                 2,578                 3,945
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        39                 1,873                 3,623
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            5                   134                    34
 Contract Owner Withdrawals                                                       (1)               (7,051)               (4,630)
 Net Transfers In (Out) (Note 3)                                                 679                (5,793)               (2,470)
 Contract Charges (Note 6)                                                        (1)                  (44)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          682               (12,754)               (7,068)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          721               (10,881)               (3,445)
Net Assets, Beginning of Period                                                    0                57,363                22,448
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               721   $            46,482   $            19,003
                                                                 ====================  ====================  ====================


z  Commenced operations effective May 1, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton             Templeton
                                                                         Foreign               Growth              Van Kampen
                                                                       Securities            Securities             Comstock
                                                                          Fund                  Fund                Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                70   $                35   $             1,247

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (74)                  (63)               (2,281)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (4)                  (28)               (1,034)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            108                   712                   513
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 906                   121                 5,450
 Capital Gain Distributions (Note 2)                                               0                    97                 5,104
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,014                   930                11,067
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,010                   902                10,033
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          278                    48                   613
 Contract Owner Withdrawals                                                      (99)                  (48)              (11,754)
 Net Transfers In (Out) (Note 3)                                               2,848                (2,981)                2,031
 Contract Charges (Note 6)                                                       (32)                  (26)                 (100)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,995                (3,007)               (9,210)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        4,005                (2,105)                  823
Net Assets, Beginning of Period                                                3,445                 6,733                81,768
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             7,450   $             4,628   $            82,591
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2006

                                                                           Divisions Investing In
                                                                 ==================== =====================

                                                                       Van Kampen
                                                                        Strategic             Wanger U.S.
                                                                         Growth                Smaller
                                                                        Portfolio aa          Companies
                                                                 ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                16

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (147)                 (184)
                                                                 --------------------  --------------------
  Net Investment Income (Loss)                                                  (147)                 (168)
                                                                 --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            170                   119
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  67                   904
 Capital Gain Distributions (Note 2)                                               0                   231
                                                                 --------------------  --------------------
  Net Gain (Loss) on Investments                                                 237                 1,254
                                                                 --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        90                 1,086
                                                                 --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           54                   521
 Contract Owner Withdrawals                                                   (2,071)                 (253)
 Net Transfers In (Out) (Note 3)                                                (753)               17,484
 Contract Charges (Note 6)                                                        (1)                  (71)
                                                                 --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (2,771)               17,681
                                                                 --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (2,681)               18,767
Net Assets, Beginning of Period                                               10,843                 6,040
                                                                 --------------------  --------------------
Net Assets, End of Period                                        $             8,162   $            24,807
                                                                 ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15,2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Equity                Global             International
                                                                        Dividend              SmallCap                Index
                                                                       Portfolio a           Portfolio b           Portfolio c
                                                                 ====================  ====================  ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 6   $                 3   $                12

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (2)                   (7)                   (4)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                     4                    (4)                    8
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                    22                     0
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  10                    35                    50
 Capital Gain Distributions (Note 2)                                               0                    20                     2
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  10                    77                    52
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        14                    73                    60
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           23                    41                     6
 Contract Owner Withdrawals                                                       (1)                   (1)                    0
 Net Transfers In (Out) (Note 3)                                                 394                   963                   851
 Contract Charges (Note 6)                                                        (2)                   (2)                    0
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          414                 1,001                   857
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          428                 1,074                   917
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               428   $             1,074   $               917
                                                                 ====================  ====================  ====================

a  Formerly Mercury Equity Dividend Portfolio.  Change effective September 30, 2006.
b  Formerly Mercury Global SmallCap Portfolio.  Change effective September 30, 2006.
c  Formerly Mercury International Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                       Short-Term           Mid Cap Value           Small Cap
                                                                          Bond              Opportunities             Index
                                                                       Portfolio d           Portfolio e           Portfolio f
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                61   $                 1   $                 5

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (27)                   (2)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    34                    (1)                    3
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             (2)                    0                     1
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (27)                   12                    10
 Capital Gain Distributions (Note 2)                                               0                    11                     3
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 (29)                   23                    14
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                         5                    22                    17
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          158                     0                    50
 Contract Owner Withdrawals                                                       (9)                    0                     0
 Net Transfers In (Out) (Note 3)                                               5,095                   316                   447
 Contract Charges (Note 6)                                                        (8)                    0                    (3)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,236                   316                   494
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        5,241                   338                   511
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             5,241   $               338   $               511
                                                                 ====================  ====================  ====================

d  Formerly Mercury Low Duration Portfolio.  Change effective September 30, 2006.
e  Formerly Mercury Mid Cap Value Opportunities Portfolio.  Change effective September 30, 2006.
f  Formerly Mercury Small Cap Index Portfolio.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock
                                                                        Balanced                Basic               BlackRock
                                                                      Capital V.I.           Value V.I.             Bond V.I.
                                                                         Fund g                Fund h                Fund i
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,167   $             9,644   $            26,763

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (890)              (10,794)               (7,458)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   277                (1,150)               19,305
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         (2,752)               32,049                (1,855)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               4,118               (77,404)              (13,996)
 Capital Gain Distributions (Note 2)                                               0                52,181                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               1,366                 6,826               (15,851)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     1,643                 5,676                 3,454
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            0                 1,833                 1,276
 Contract Owner Withdrawals                                                   (8,533)             (111,829)              (82,634)
 Net Transfers In (Out) (Note 3)                                              (2,666)             (103,660)              (13,622)
 Contract Charges (Note 6)                                                       (18)                 (339)                 (214)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (11,217)             (213,995)              (95,194)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (9,574)             (208,319)              (91,740)
Net Assets, Beginning of Period                                               71,662               908,209               551,412
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            62,088   $           699,890   $           459,672
                                                                 ====================  ====================  ====================

g  Formerly Mercury American Balanced V.I. Fund.  Change effective September 30, 2006.
h  Formerly Mercury Basic Value V.I. Fund.  Change effective September 30, 2006.
i  Formerly Mercury Core Bond V.I Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                          Money              Fundamental             Global
                                                                       Market V.I.           Growth V.I.         Allocation V.I.
                                                                         Fund j                Fund k                Fund l
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             6,584   $               870   $            13,970

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (3,455)               (2,278)               (7,583)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                 3,129                (1,408)                6,387
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                 4,152                (1,130)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                   0                 6,119                45,376
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                   0                10,271                44,246
                                                                 --------------------  --------------------  --------------------

Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     3,129                 8,863                50,633
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                      313,787                   653                 3,006
 Contract Owner Withdrawals                                                 (104,542)              (23,781)              (70,720)
 Net Transfers In (Out) (Note 3)                                            (255,989)               (5,760)               75,626
 Contract Charges (Note 6)                                                      (118)                  (97)                 (329)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (46,862)              (28,985)                7,583
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (43,733)              (20,122)               58,216
Net Assets, Beginning of Period                                              274,600               175,178               535,445
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           230,867   $           155,056   $           593,661
                                                                 ====================  ====================  ====================

j  Formerly Mercury Domestic Money Market V.I. Fund.  Change effective September 30, 2006.
k  Formerly Mercury Fundamental Growth V.I. Fund.  Change effective September 30, 2006.
l  Formerly Mercury Global Allocation V.I. Fund.  Change effective September 30, 2006.


See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                         Global              Government               High
                                                                       Growth V.I.           Income V.I.           Income V.I.
                                                                         Fund m                Fund n                Fund o
                                                                 ====================  ====================  ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               498   $            12,762  $             21,192

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (763)               (3,774)               (3,248)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (265)                8,988                17,944
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (18,517)                1,078               (17,770)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              23,130                (4,924)                 (377)
 Capital Gain Distributions (Note 2)                                               0                    25                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               4,613                (3,821)              (18,147)
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     4,348                 5,167                  (203)
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          174                   574                   961
 Contract Owner Withdrawals                                                   (7,853)              (41,251)              (38,458)
 Net Transfers In (Out) (Note 3)                                             (34,216)               15,929               (23,543)
 Contract Charges (Note 6)                                                       (28)                 (107)                 (112)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (41,923)              (24,855)              (61,152)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (37,575)              (19,688)              (61,355)
Net Assets, Beginning of Period                                               81,733               292,867               273,983
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            44,158   $           273,179   $           212,628
                                                                 ====================  ====================  ====================

m  Formerly Mercury Global Growth V.I. Fund.  Change effective September 30, 2006.
n  Formerly Mercury Government Bond V.I. Fund.  Change effective September 30, 2006.
o  Formerly Mercury High Current Income V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        S&P Index           International           Large Cap
                                                                         500 V.I.            Value V.I.             Core V.I.
                                                                         Fund p                Fund q                Fund r
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $             4,436   $             7,984   $             2,919

Investment Expenses:                                                          (4,032)               (4,042)               (6,281)
 Asset-Based Insurance Charges (Note 6)                          --------------------  --------------------  --------------------

  Net Investment Income (Loss)                                                   404                 3,942                (3,362)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          6,759                14,554                (4,824)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,279                 9,103                40,055
 Capital Gain Distributions (Note 2)                                               0                     0                19,249
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               8,038                23,657                54,480
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,442                27,599                51,118
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        2,472                   894                 1,768
 Contract Owner Withdrawals                                                  (42,228)              (41,443)              (58,885)
 Net Transfers In (Out) (Note 3)                                             (14,732)               (5,175)                4,900
 Contract Charges (Note 6)                                                      (189)                 (147)                 (253)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (54,677)              (45,871)              (52,470)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (46,235)              (18,272)               (1,352)
Net Assets, Beginning of Period                                              300,475               305,732               470,647
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           254,240   $           287,460   $           469,295
                                                                 ====================  ====================  ====================

p  Formerly Mercury Index 500 V.I. Fund.  Change effective September 30, 2006.
q  Formerly Mercury International Value V.I. Fund.  Change effective September 30, 2006.
r  Formerly Mercury Large Cap Core V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             BlackRock             BlackRock
                                                                        Large Cap             Large Cap            Utilities &
                                                                       Growth V.I.           Value V.I.        Telecommunications
                                                                         Fund s                Fund t              V.I. Fund u
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               299   $               770   $               878

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (2,049)               (1,724)                 (493)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,750)                 (954)                  385
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          2,184                 2,727                  (532)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              13,542                 5,580                 4,545
 Capital Gain Distributions (Note 2)                                               0                11,662                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              15,726                19,969                 4,013
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    13,976                19,015                 4,398
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          644                   516                     0
 Contract Owner Withdrawals                                                  (17,514)              (14,740)               (5,425)
 Net Transfers In (Out) (Note 3)                                              22,284                29,355                (1,185)
 Contract Charges (Note 6)                                                      (112)                 (109)                  (13)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,302                15,022                (6,623)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       19,278                34,037                (2,225)
Net Assets, Beginning of Period                                              147,077               113,911                37,144
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           166,355   $           147,948   $            34,919
                                                                 ====================  ====================  ====================

s  Formerly Mercury Large Cap Growth V.I. Fund.  Change effective September 30, 2006.
t  Formerly Mercury Large Cap Value V.I. Fund.  Change effective September 30, 2006.
u  Formerly Mercury Utilities & Telecommunications V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        BlackRock             AIM V.I.              AIM V.I.
                                                                          Value                 Basic                Capital
                                                                   Opportunities V.I.          Value              Appreciation
                                                                         Fund v                 Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               997   $                 0   $                54

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (5,029)                   (3)               (1,207)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (4,032)                   (3)               (1,153)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                         15,723                     2               (15,072)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                             (34,234)                   17                22,153
 Capital Gain Distributions (Note 2)                                          48,135                     6                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              29,624                    25                 7,081
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    25,592                    22                 5,928
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          790                     4                   200
 Contract Owner Withdrawals                                                  (55,007)                    0               (11,752)
 Net Transfers In (Out) (Note 3)                                             (60,000)                  467                (7,163)
 Contract Charges (Note 6)                                                      (182)                   (2)                  (47)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                     (114,399)                  469               (18,762)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (88,807)                  491               (12,834)

Net Assets, Beginning of Period                                              433,061                     0                99,923
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           344,254   $               491   $            87,089
                                                                 ====================  ====================  ====================

v  Formerly Mercury Value Opportunities V.I. Fund.  Change effective September 30, 2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        AIM V.I.              AIM V.I.              AIM V.I.
                                                                      International         Mid Cap Core             Premier
                                                                         Growth                Equity                Equity
                                                                          Fund                  Fund                  Fund w
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               116   $                 5   $             1,068

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (297)                   (7)               (1,898)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (181)                   (2)                 (830)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,877                     2               (14,991)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               1,065                     4                20,823
 Capital Gain Distributions (Note 2)                                               0                    29                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,942                    35                 5,832
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     2,761                    33                 5,002
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          182                    27                   278
 Contract Owner Withdrawals                                                   (3,928)                   (8)              (19,271)
 Net Transfers In (Out) (Note 3)                                              11,895                   920               (18,979)
 Contract Charges (Note 6)                                                        (2)                   (3)                  (69)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        8,147                   936               (38,041)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       10,908                   969               (33,039)
Net Assets, Beginning of Period                                               19,809                     0               160,804
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            30,717   $               969   $           127,765
                                                                 ====================  ====================  ====================


w  Effective April 28, 2006, AIM V.I. Premier Equity Fund merged into AIM V.I. Core Equity.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein     AllianceBernstein     AllianceBernstein
                                                                       VPS Global           VPS Growth and        VPS Large Cap
                                                                       Technology              Income                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               514   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (59)                 (534)               (3,114)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (59)                  (20)               (3,114)
                                                                 --------------------  --------------------  --------------------

Realized and Unrealized Gains (Losses)
  On Investments:

 Net Realized Gains (Losses) (Note 2)                         			 226                 1,458               (24,982)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (131)                 (487)               55,448
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  95                   971                30,466
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        36                   951                27,352
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            6                   158                 1,251
 Contract Owner Withdrawals                                                     (561)               (6,913)              (32,446)
 Net Transfers In (Out) (Note 3)                                                (939)               24,297                (9,142)
 Contract Charges (Note 6)                                                        (9)                   (2)                 (122)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       (1,503)               17,540               (40,459)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       (1,467)               18,491               (13,107)
Net Assets, Beginning of Period                                                5,456                38,066               255,979
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             3,989   $            56,557   $           242,872
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    AllianceBernstein                              American
             							    VPS Small/Mid Cap    AllianceBernstein         Century VP
                                                                          Value             VPS Value             International
                                                                        Portfolio           Portfolio                 Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 8   $                 0   $               679


Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (53)                   (1)                 (732)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (45)                   (1)                  (53)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:

 Net Realized Gains (Losses) (Note 2)                            		   8                     0                 1,298
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 342                     8                 4,455
 Capital Gain Distributions (Note 2)                                              46                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 396                     8                 5,753
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       351                     7                 5,700
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          336                    12                   192
 Contract Owner Withdrawals                                                      (23)                    0                (6,850)
 Net Transfers In (Out) (Note 3)                                              10,436                   272                (1,623)
 Contract Charges (Note 6)                                                       (20)                    0                   (43)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       10,729                   284                (8,324)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       11,080                   291                (2,624)
Net Assets, Beginning of Period                                                    0                     0                58,142
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            11,080   $               291   $            55,518
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        American           American Funds
                                                                       Century VP               Asset            American Funds
                                                                          Ultra              Allocation               Bond
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               101   $                78

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (187)                  (35)                  (66)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (187)                   66                    12
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            399                     6                   (30)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 518                   154                    37
 Capital Gain Distributions (Note 2)                                               0                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 917                   160                     7
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       730                   226                    19
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           77                   115                   318
 Contract Owner Withdrawals                                                   (1,776)                    0                   (19)
 Net Transfers In (Out) (Note 3)                                              17,973                 5,409                10,999
 Contract Charges (Note 6)                                                        (8)                   (4)                  (16)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       16,266                 5,520                11,282
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       16,996                 5,746                11,301
Net Assets, Beginning of Period                                                2,103                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            19,099   $             5,746   $            11,301
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     American Funds        American Funds        American Funds
                                                                         Growth             Growth-Income         International
                                                                          Fund                  Fund                  Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               154   $                79   $               184

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (192)                  (46)                  (85)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (38)                   33                    99
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            190                    10                   134
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               2,499                   209                 1,568
 Capital Gain Distributions (Note 2)                                               0                     7                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               2,689                   226                 1,702
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                      2,651                   259                 1,801
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                        1,252                   130                   371
 Contract Owner Withdrawals                                                      (73)                    0                   (22)
 Net Transfers In (Out) (Note 3)                                              29,315                 7,690                13,803
 Contract Charges (Note 6)                                                       (58)                  (16)                  (25)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                       30,436                 7,804                14,127
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       33,087                 8,063                15,928
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            33,087   $             8,063   $            15,928
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                     Cohen & Steers             Davis              Dreyfus VIF
                                                                       VIF Realty               Value             Appreciation
                                                                       Fund, Inc.             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                69   $             1,846   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (30)               (3,364)                  (52)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    39                (1,518)                  (52)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             32                16,291                     8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 254                 1,963                   169
 Capital Gain Distributions (Note 2)                                              10                     0                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 296                18,254                   177
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       335                16,736                   125
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          193                 1,585                   315
 Contract Owner Withdrawals                                                       (9)              (31,455)                  (19)
 Net Transfers In (Out) (Note 3)                                               5,948               (21,733)               15,157
 Contract Charges (Note 6)                                                       (10)                 (142)                  (22)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        6,122               (51,745)               15,431
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,457               (35,009)               15,556
Net Assets, Beginning of Period                                                    0               249,877                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             6,457   $           214,868   $            15,556
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                       Eaton Vance            Federated
                                                                      VT Floating-             Capital              Federated
                                                                       Rate Income          Appreciation            Kaufmann
                                                                          Fund                 Fund II               Fund II
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                88   $                13   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (27)                  (20)                 (186)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    61                    (7)                 (186)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                    22                   769
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  (4)                    5                 1,061
 Capital Gain Distributions (Note 2)                                               0                     0                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  (4)                   27                 1,841
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        57                    20                 1,655
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          166                     4                   286
 Contract Owner Withdrawals                                                      (9)                 (243)               (1,664)
 Net Transfers In (Out) (Note 3)                                               7,716                   860                 6,996
 Contract Charges (Note 6)                                                       (12)                    0                   (16)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        7,861                   621                 5,602
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        7,918                   641                 7,257
Net Assets, Beginning of Period                                                    0                 1,018                 7,005
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             7,918   $             1,659   $            14,262
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          MFS                                     Oppenheimer
                                                                        Emerging                OpCap               Capital
                                                                         Growth              Renaissance          Appreciation
                                                                         Series               Portfolio              Fund/VA
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (1,656)                 (105)                   (5)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                (1,656)                 (105)                   (5)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                        (21,168)                 (166)                    2

 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              31,135                  (670)                   34
 Capital Gain Distributions (Note 2)                                               0                   401                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               9,967                  (435)                   36
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     8,311                  (540)                   31
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          425                    79                     1
 Contract Owner Withdrawals                                                  (16,231)                 (612)                    0
 Net Transfers In (Out) (Note 3)                                             (10,425)                 (403)                  784
 Contract Charges (Note 6)                                                       (67)                   (6)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                      (26,298)                 (942)                  783
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                      (17,987)               (1,482)                  814
Net Assets, Beginning of Period                                              134,915                 8,034                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           116,928   $             6,552   $               814
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================
                                                                                                                      PIMCO
                                                                       Oppenheimer           Oppenheimer            Commodity
                                                                          Main              Main  Street           RealReturn
                                                                         Street               Small Cap             Strategy
                                                                         Fund/VA               Fund/VA              Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $                 0   $               132

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (2)                  (14)                  (63)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    (2)                  (14)                   69
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              2                    21                   243
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  16                   166                    96
 Capital Gain Distributions (Note 2)                                               0                     1                    11
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  18                   188                   350
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        16                   174                   419
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                            3                    70                   370
 Contract Owner Withdrawals                                                        0                    (4)                  (15)
 Net Transfers In (Out) (Note 3)                                                 398                 2,826                 8,025
 Contract Charges (Note 6)                                                        (1)                   (3)                  (20)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                          400                 2,889                 8,360
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                          416                 3,063                 8,779
Net Assets, Beginning of Period                                                    0                     0                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $               416   $             3,063   $             8,779
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                          PIMCO                 PIMCO                Pioneer
                                                                          Real                  Total                 Fund
                                                                         Return                Return                  VCT
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                32   $            11,514   $                58

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (14)               (4,823)                  (53)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    18                 6,691                     5
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              0                   401                    85
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 (44)               (9,780)                  292
 Capital Gain Distributions (Note 2)                                              25                 5,496                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 (19)               (3,883)                  377
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        (1)                2,808                   382
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          111                 2,375                   330
 Contract Owner Withdrawals                                                       (9)              (49,792)                  (22)
 Net Transfers In (Out) (Note 3)                                               2,236                74,000                 9,388
 Contract Charges (Note 6)                                                        (5)                 (252)                  (17)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,333                26,331                 9,679
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,332                29,139                10,061
Net Assets, Beginning of Period                                                    0               348,697                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             2,332   $           377,836   $            10,061
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                         Pioneer               Pioneer          Roszel / Allianz
                                                                       High Yield             Small Cap            CCM Capital
                                                                           VCT                Value VCT           Appreciation
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                21   $                 0   $               677

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                           (6)                   (2)               (1,993)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                    15                    (2)               (1,316)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             (2)                    0                 5,704
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                  (8)                   19                 5,504
 Capital Gain Distributions (Note 2)                                               9                     2                 1,093
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                  (1)                   21                12,301
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                        14                    19                10,985
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                           16                     8                   115
 Contract Owner Withdrawals                                                        0                     0               (20,754)
 Net Transfers In (Out) (Note 3)                                               1,999                   345                 1,917
 Contract Charges (Note 6)                                                        (2)                   (2)                  (71)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        2,013                   351               (18,793)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,027                   370                (7,808)
Net Assets, Beginning of Period                                                    0                     0               152,812
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             2,027   $               370   $           145,004
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Allianz                           Roszel / JP Morgan
                                                                      NFJ Small Cap       Roszel / Delaware         Small Cap
                                                                          Value                 Trend                Growth
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)


Investment Income:
 Ordinary Dividends (Note 2)                                     $             1,213   $                 0   $                 0

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                       (1,352)                 (633)                 (967)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (139)                 (633)                 (967)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          3,990                 4,974                 2,229
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                (167)               (6,593)               (7,650)
 Capital Gain Distributions (Note 2)                                           6,503                   751                10,889
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                              10,326                  (868)                5,468
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                    10,187                (1,501)                4,501
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          583                    68                   233
 Contract Owner Withdrawals                                                  (13,069)               (6,325)              (10,243)
 Net Transfers In (Out) (Note 3)                                              21,629               (26,471)               14,729
 Contract Charges (Note 6)                                                       (77)                  (19)                  (53)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        9,066               (32,747)                4,666
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       19,253               (34,248)                9,167
Net Assets, Beginning of Period                                               86,369                69,104                67,597
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $           105,622   $            34,856   $            76,764
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Roszel /              Roszel /              Roszel /
                                                                       Lord Abbett           Lord Abbett           Lord Abbett
                                                                       Affiliated          Bond Debenture         Mid Cap Value
                                                                        Portfolio             Portfolio             Portfolio
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $               241   $               732   $               570

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (485)                 (213)               (2,062)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (244)                  519                (1,492)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                            561                   (98)                5,841
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                              (2,504)                 (610)               (6,489)
 Capital Gain Distributions (Note 2)                                           2,896                   294                12,334
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 953                  (414)               11,686
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       709                   105                10,194
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          228                   112                   819
 Contract Owner Withdrawals                                                   (3,586)               (2,753)              (18,929)
 Net Transfers In (Out) (Note 3)                                               4,770                   323                14,089
 Contract Charges (Note 6)                                                       (37)                   (8)                 (137)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        1,375                (2,326)               (4,158)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        2,084                (2,221)                6,036
Net Assets, Beginning of Period                                               33,148                13,555               145,538
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            35,232   $            11,334   $           151,574
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                    Roszel / Seligman         Seligman              Templeton
                                                                         Mid Cap             Smaller-Cap             Foreign
                                                                         Growth                 Value              Securities
                                                                        Portfolio             Portfolio               Fund
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0   $               139   $                 9

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                         (700)                 (420)                  (17)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                  (700)                 (281)                   (8)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                          1,656                   319                     8
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                               2,229                (4,236)                  211
 Capital Gain Distributions (Note 2)                                           2,262                 2,257                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                               6,147                (1,660)                  219
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                     5,447                (1,941)                  211
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          201                   101                    61
 Contract Owner Withdrawals                                                   (6,371)               (5,578)                   (8)
 Net Transfers In (Out) (Note 3)                                              11,667                (1,325)                3,188
 Contract Charges (Note 6)                                                       (44)                   (5)                   (7)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,453                (6,807)                3,234
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                       10,900                (8,748)                3,445
Net Assets, Beginning of Period                                               46,463                31,196                     0
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $            57,363   $            22,448   $             3,445
                                                                 ====================  ====================  ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005

                                                                                         Divisions Investing In
                                                                 ==================== ===================== =====================

                                                                        Templeton                                  Van Kampen
                                                                         Growth              Van Kampen             Strategic
                                                                       Securities             Comstock               Growth
                                                                          Fund                Portfolio             Portfolio aa
                                                                 ====================  ====================  ====================
(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 5   $               297   $                34

Investment Expenses:
 Asset-Based Insurance Charges (Note 6)                                          (30)                 (772)                 (193)
                                                                 --------------------  --------------------  --------------------
  Net Investment Income (Loss)                                                   (25)                 (475)                 (159)
                                                                 --------------------  --------------------  --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                              4                   316                  (128)
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 331                 2,227                   916
 Capital Gain Distributions (Note 2)                                               0                   811                     0
                                                                 --------------------  --------------------  --------------------
  Net Gain (Loss) on Investments                                                 335                 3,354                   788
                                                                 --------------------  --------------------  --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       310                 2,879                   629
                                                                 --------------------  --------------------  --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          120                 1,164                    76
 Contract Owner Withdrawals                                                       (7)               (6,813)               (2,737)
 Net Transfers In (Out) (Note 3)                                               6,322                63,521                (1,824)
 Contract Charges (Note 6)                                                       (12)                  (60)                   (2)
                                                                 --------------------  --------------------  --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        6,423                57,812                (4,487)
                                                                 --------------------  --------------------  --------------------
Total Increase (Decrease) in Net Assets                                        6,733                60,691                (3,858)
Net Assets, Beginning of Period                                                    0                21,077                14,701
                                                                 --------------------  --------------------  --------------------
Net Assets, End of Period                                        $             6,733   $            81,768   $            10,843
                                                                 ====================  ====================  ====================

aa Formerly Van Kampen Emerging Growth Portfolio. Change effective August 15,2006.

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS (Continued)
FOR THE PERIOD ENDED DECEMBER 31, 2005


                                                                 Divisions Investing In
                                                                 =======================

                                                                       Wanger U.S.
                                                                         Smaller
                                                                        Companies
                                                                 ====================

(In thousands)

Investment Income:
 Ordinary Dividends (Note 2)                                     $                 0

Investment Expenses:                                                             (29)
 Asset-Based Insurance Charges (Note 6)                          --------------------
  Net Investment Income (Loss)                                                   (29)
                                                                 --------------------
Realized and Unrealized Gains (Losses)
  On Investments:
 Net Realized Gains (Losses) (Note 2)                                             14
 Net Change In Unrealized Appreciation
  (Depreciation) During the Year                                                 324
 Capital Gain Distributions (Note 2)                                               0
                                                                 --------------------
  Net Gain (Loss) on Investments                                                 338
                                                                 --------------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations                                                       309
                                                                 --------------------
Contract Transactions:
 Premiums Received from Contract Owners                                          127
 Contract Owner Withdrawals                                                      (13)
 Net Transfers In (Out) (Note 3)                                               5,628
 Contract Charges (Note 6)                                                       (11)
                                                                 --------------------
  Net Increase (Decrease) in Net Assets
   Resulting from Contract Transactions                                        5,731
                                                                 --------------------
Total Increase (Decrease) in Net Assets                                        6,040
Net Assets, Beginning of Period                                                    0
                                                                 --------------------
Net Assets, End of Period                                        $             6,040
                                                                 ====================

See accompanying notes to financial statements.

MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
MERRILL LYNCH LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

   Merrill Lynch Life Variable Annuity Separate Account A ("Separate Account A"), a separate account of Merrill Lynch Life Insurance Company ("Merrill Lynch Life"), was established to support Merrill Lynch Life's operations with respect to certain variable annuity contracts ("Contracts"). Separate Account A is governed by Arkansas State Insurance Law. Merrill Lynch Life is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). Separate Account A is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and consists of investment divisions that support four annuity contracts - Retirement Plus, Retirement Power, Retirement Optimizer, and Investor Choice Investor Series (available for sale effective March 4, 2005). Only investment divisions with balances at December 31, 2006 appear in the Statements of Assets and Liabilities and only investment divisions with activity during the years ended December 31, 2006 or 2005 are shown in the Statements of Operations and Changes in Net Assets. The investment divisions are as follows:

   BlackRock Equity Dividend Portfolio
   BlackRock Global SmallCap Portfolio
   BlackRock International Index Portfolio
   BlackRock Short-Term Bond Portfolio
   BlackRock Mid Cap Value Opportunities Portfolio
   BlackRock Small Cap Index Portfolio
   BlackRock Balanced Capital V.I. Fund
   BlackRock Basic Value V.I. Fund
   BlackRock Bond V.I. Fund
   BlackRock Money Market V.I. Fund
   BlackRock Fundamental Growth V.I. Fund
   BlackRock Global Allocation V.I. Fund
   BlackRock Global Growth V.I. Fund
   BlackRock Government Income V.I. Fund
   BlackRock High Income V.I. Fund
   BlackRock S&P Index 500 V.I. Fund
   BlackRock International Value V.I. Fund
   BlackRock Large Cap Core V.I. Fund
   BlackRock Large Cap Growth V.I. Fund
   BlackRock Large Cap Value V.I. Fund
   BlackRock Utilities & Telecommunications V.I. Fund
   BlackRock Value Opportunities V.I. Fund
   AIM V.I. Basic Value Fund
   AIM V.I. Capital Appreciation Fund
   AIM V.I. International Growth Fund
   AIM V.I. Mid Cap Core Equity Fund
   Aim V.I. Core Equity Fund
   AIM V.I. Premier Equity Fund
   AllianceBernstein VPS Global Technology Portfolio
   AllianceBernstein VPS Growth and Income Portfolio
   AllianceBernstein VPS Large Cap Growth Portfolio
   AllianceBernstein VPS Small/Mid Cap Value Portfolio
   AllianceBernstein VPS Value Portfolio
   American Century VP International Fund
   American Century VP Ultra Fund
   American Funds Asset Allocation Fund
   American Funds Bond Fund
   American Funds Growth Fund
   American Funds Growth-Income Fund
   American Funds International Fund
   Cohen & Steers VIF Realty Fund, Inc.
   Davis Value Portfolio
   Dreyfus VIF Appreciation Portfolio
   Eaton Vance VT Floating-Rate Income Fund
   Federated Capital Appreciation Fund II
   Federated Kaufmann Fund II
   MFS Emerging Growth Series
   OpCap Renaissance Portfolio
   Oppenheimer Capital Appreciation Fund/VA
   Oppenheimer Main Street Fund/VA
   Oppenheimer Main Street Small Cap Fund/VA
   PIMCO CommodityRealReturn Strategy Portfolio
   PIMCO Real Return Portfolio
   PIMCO Total Return Portfolio
   Pioneer Emerging Markets VCT Portfolio
   Pioneer Fund VCT Portfolio
   Pioneer High Yield VCT Portfolio
   Pioneer Small Cap Value VCT Portfolio
   Roszel/Allianz CCM Capital Appreciation Portfolio
   Roszel/Allianz NFJ  Small Cap Value Portfolio
   Roszel/Delaware Trend Portfolio
   Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
   Roszel/JP Morgan Small Cap Growth Portfolio
   Roszel/Lord Abbett Affiliated Portfolio
   Roszel/Lord Abbett Bond Debenture Portfolio
   Roszel/Lord Abbett Mid Cap Value Portfolio
   Roszel/Marsico Large Cap Growth Portfolio
   Roszel/Seligman Mid Cap Growth Portfolio
   Seligman Smaller-Cap Value Portfolio
   Templeton Foreign Securities Fund
   Templeton Growth Securities Fund
   Van Kampen Comstock Portfolio
   Van Kampen Strategic Growth Portfolio
   Wanger U.S. Smaller Companies

   The assets of Separate Account A are registered in the name of Merrill Lynch Life. The portion of Separate Account A's assets applicable to the Contracts are not chargeable with liabilities arising out of any other business Merrill Lynch Life may conduct.

   Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, effective September 30, 2006, all previous investment divisions under the investment advisors FAM Series Funds, Inc. and FAM Variable Series Funds, Inc. merged into investment advisors BlackRock Series Funds, Inc. and BlackRock Variable Series Funds, Inc, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

   The Financial Statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts. The preparation of Financial Statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and
   liabilities  and   disclosure   of   contingent   assets  and
   liabilitiesat the date of the Financial Statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

   Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

   The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.
   - Investments of the investment divisions are included in the statement of assets and liabilities at the net asset value of the shares held in the underlying funds, which value their investments at readily available market value. Investment transactions are recorded on the trade date.
   - Ordinary dividends and capital gain distributions are recognized on the ex-dividend date. All dividends are automatically reinvested.
   - Realized gains and losses on the sales of investments are computed on the first in first out basis.
   - All premiums and contract owner withdrawals are applied as described in the prospectus.
   - Accumulation units are units of measure used to determine the value of an interest in the Divisions during the accumulation period. The accumulation unit value is the value of an accumulation unit during a valuation period determined for each Division as of the close of trading on each day the New York Stock Exchange is open.

   The  change in net assets accumulated in Separate  Account  A provides  the  basis  for the periodic determination  of  the
   amount   of   increased  or  decreased  benefits  under   the
   Contracts.

   The net assets may not be less than the amount required under Arkansas State Insurance Law to provide for death benefits
   (without regard to the guaranteed minimum death benefits) and other Contract benefits.

   The operations of Separate Account A are included in the Federal income tax return of Merrill Lynch Life. Under the provisions of the Contracts, Merrill Lynch Life has the right to charge Separate Account A for any Federal income tax attributable to Separate Account A. No charge is currently being made against Separate Account A for such tax since, under current tax law, Merrill Lynch Life pays no tax on investment income and capital gains reflected in variable annuity contract reserves. However, Merrill Lynch Life retains the right to charge for any Federal income tax incurred that is attributable to Separate Account A if the law is changed. Charges for state and local taxes, if any, attributable to Separate Account A may also be made.

3. NET TRANSFERS

   For Retirement Plus Contracts, net transfers include transfers among applicable Separate Account A investment divisions, as well as transfers from applicable Separate Account A investment divisions to the BlackRock Money Market V.I. Fund investment division of Merrill Lynch Life Variable Annuity Separate Account B.

   For Retirement Power and Retirement Optimizer Contracts, net transfers include transfers among applicable Separate Account
   A investment divisions.

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2006 were as follows:

(In thousands)
                                                                        Purchases               Sales
                                                                 --------------------  --------------------
BlackRock Equity Dividend Portfolio                              $              1,187  $                110
BlackRock Global SmallCap Portfolio                                             1,943                   176
BlackRock International Index Portfolio                                         1,689                   725
BlackRock Short-Term Bond Portfolio                                            17,064                20,357
BlackRock Mid Cap Value Opportunities Portfolio                                   573                   137
BlackRock Small Cap Index Portfolio                                               416                   120
BlackRock Balanced Capital V.I. Fund                                            1,208                13,481
BlackRock Basic Value V.I. Fund                                                77,086               194,899
BlackRock Bond V.I. Fund                                                       59,599               122,380
BlackRock Money Market V.I. Fund                                              225,843               221,312
BlackRock Fundamental Growth V.I. Fund                                          7,382                70,252
BlackRock Global Allocation V.I. Fund                                          64,406                85,198
BlackRock Global Growth V.I. Fund                                               7,358                 8,900
BlackRock Government Income V.I. Fund                                          90,433                67,439
BlackRock High Income V.I. Fund                                                15,679                47,604
BlackRock S&P Index 500 V.I. Fund                                              39,113                70,725
BlackRock International Value V.I. Fund                                        50,146                57,668
BlackRock Large Cap Core V.I. Fund                                             79,373                85,836
BlackRock Large Cap Growth V.I. Fund                                           26,172                27,743
BlackRock Large Cap Value V.I. Fund                                            57,808                53,913
BlackRock Utilities & Telecommunications V.I. Fund                              1,938                 6,904
BlackRock Value Opportunities V.I. Fund                                        56,864                82,058
AIM V.I. Basic Value Fund                                                         419                   258
AIM V.I. Capital Appreciation Fund                                                154                19,640
AIM V.I. International Growth Fund                                              2,918                18,759
AIM V.I. Mid Cap Core Equity Fund                                               1,193                   110
Aim V.I. Core Equity Fund                                                     136,779                28,093
AIM V.I. Premier Equity Fund                                                   10,145               143,469
AllianceBernstein VPS Global Technology Portfolio                                 931                 1,295
AllianceBernstein VPS Growth and Income Portfolio                              12,042                46,095
AllianceBernstein VPS Large Cap Growth Portfolio                                4,593                58,861
AllianceBernstein VPS Small/Mid Cap Value Portfolio                            22,712                 9,397
AllianceBernstein VPS Value Portfolio                                             616                   134
American Century VP International Fund                                          6,443                11,750
American Century VP Ultra Fund                                                  4,346                10,904
American Funds Asset Allocation Fund                                            4,364                   641
American Funds Bond Fund                                                       36,353                   872
American Funds Growth Fund                                                     57,114                 8,641
American Funds Growth-Income Fund                                               9,805                   786
American Funds International Fund                                              39,536                 4,834
Cohen & Steers VIF Realty Fund, Inc.                                            8,795                 2,416
Davis Value Portfolio                                                          91,533                96,863
Dreyfus VIF Appreciation Portfolio                                             28,538                20,318
Eaton Vance VT Floating-Rate Income Fund                                       22,884                 5,911
Federated Capital Appreciation Fund II                                            573                   808
Federated Kaufmann Fund II                                                      7,160                 4,465
MFS Emerging Growth Series                                                      3,235                44,100
OpCap Renaissance Portfolio                                                       198                 2,618
Oppenheimer Capital Appreciation Fund/VA                                          859                   367
Oppenheimer Main Street Fund/VA                                                   189                    46
Oppenheimer Main Street Small Cap Fund/VA                                      10,043                11,737



(In thousands)
                                                                        Purchases               Sales
                                                                 --------------------  --------------------
PIMCO CommodityRealReturn Strategy Portfolio                                   12,149                 1,623
PIMCO Real Return Portfolio                                                     2,243                   510
PIMCO Total Return Portfolio                                                  102,733               128,133
Pioneer Emerging Markets VCT Portfolio                                          1,182                   297
Pioneer Fund VCT Portfolio                                                     40,691                 8,930
Pioneer High Yield VCT Portfolio                                                1,357                 1,467
Pioneer Small Cap Value VCT Portfolio                                             580                    41
Roszel/Allianz CCM Capital Appreciation Portfolio                              38,030                32,082
Roszel/Allianz NFJ  Small Cap Value Portfolio                                  24,131                34,919
Roszel/Delaware Trend Portfolio                                                 6,025                10,025
Roszel/JP Morgan Multi-Cap Market Neutral Portfolio                            16,179                   273
Roszel/JP Morgan Small Cap Growth Portfolio                                     9,494                19,333
Roszel/Lord Abbett Affiliated Portfolio                                        21,694                 8,101
Roszel/Lord Abbett Bond Debenture Portfolio                                     4,002                 2,997
Roszel/Lord Abbett Mid Cap Value Portfolio                                     32,407                41,697
Roszel/Marsico Large Cap Growth Portfolio                                         937                   249
Roszel/Seligman Mid Cap Growth Portfolio                                        8,546                15,879
Seligman Smaller-Cap Value Portfolio                                            2,326                 8,072
Templeton Foreign Securities Fund                                               3,680                   689
Templeton Growth Securities Fund                                                4,478                 7,416
Van Kampen Comstock Portfolio                                                  60,014                65,154
Van Kampen Strategic Growth Portfolio                                             467                 3,384
Wanger U.S. Smaller Companies                                                  18,677                   933

                                                                 --------------------  --------------------
                                                                 $          1,819,772  $          2,184,329
                                                                 ====================  ====================

5. UNIT VALUES

The following is a summary of units outstanding, unit values and net assets for variable annuity contracts. In addition, the following ratios and returns are provided:
Investment income ratio:
-------------------------
The  investment  income  ratio  represents  the  dividends, excluding  distributions  of capital gains, received  by the investment division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios  exclude  those expenses, such as mortality and  expense charges, that result in direct reduction in the unit values. The recognition of investment income by the investment division is affected by the  timing of the declaration of the dividends by the underlying fund in which the investment divisions invest.
Expense ratio:
-------------------------
The expense ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense  charges, for  each period  indicated. These  ratios  include only those  expenses that result  in a  direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units  and expenses of the underlying fund are excluded.
Total returns:
-------------------------
The total return includes changes in the value of the underlying mutual fund, which includes expenses  assessed  through the reduction of unit values. These returns do not include any  expenses  assessed  through  the  redemption  of  units.
Investment  divisions  with a date notation indicates the effective date  of that  investment  division in the  separate account.  The  total return is calculated for the  period indicated  or  from  the  effective date  through  the  end of the reporting period.  As the total retun is represented as a range of minimum  and  maximum values based on the product grouping  represented in the minimum and maximum  expense ratio amounts, some individual contract returns are not within the ranges presented.

(In thousands, except unit values)

BlackRock Equity Dividend Portfolio
----------------------------------------
                                                                             Investment      Expense                Total
                                           Unit Value           Net Assets    Income          Ratio                 Return
      December 31,        Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     92 $    13.19 $      13.30  $      1,600      2.27 %      1.25%    1.65 %     17.48 %    17.95 %
          2005                     38      11.22        11.27           428      4.82        1.25     1.65        4.55       4.90

BlackRock Global SmallCap Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    212 $    13.23 $      13.33  $      3,110      0.57 %      1.25%    1.65 %     16.00 %    16.46 %
          2005                     95      11.40        11.44         1,074      0.91        1.25     1.65        8.19       8.54

BlackRock International Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    113 $    14.01 $      14.12  $      1,715      4.85 %      1.25%    1.65 %     23.89 %    24.38 %
          2005                     82      11.31        11.35           917      4.93        1.25     1.65        8.13       8.49


5. UNIT VALUES (Continued)

BlackRock Short-Term Bond Portfolio
----------------------------------------
                                                                             Investment       Expense                Total
                                           Unit Value 		Net Assets     Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    182 $    10.27 $      10.35  $      1,973      4.13 %      1.25%    1.65 %      3.02 %     3.43 %
          2005                    525       9.96        10.00         5,241      3.25        1.25     1.65        0.01       0.34

BlackRock Mid Cap Value Opportunities Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value           Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     62 $    12.43 $      12.53  $        756      0.42 %      1.25%    1.65 %     11.42 %    11.86 %
          2005                     31      11.15        11.19           338      1.96        1.25     1.65        9.87      10.23

BlackRock Small Cap Index Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     69 $    12.05 $      12.14  $        856      1.31 %      1.25%    1.65 %     15.64 %    16.10 %
          2005                     50      10.41        10.46           511      2.67        1.25     1.65        3.65       4.00

BlackRock Balanced Capital V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets    Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,533 $    22.76 $      22.76  $     56,815      2.08 %      1.35%    1.35 %     13.54 %    13.54 %
          2005                  3,100      20.03        20.03        62,088      1.77        1.35     1.35        2.69       2.69
          2004                  3,676      19.50        19.50        71,662      1.93        1.35     1.35        7.16       7.16
          2003                  4,389      18.19        18.19        79,811      2.17        1.35     1.35       19.86      19.86
          2002                  5,238      15.16        15.16        79,437      2.54        1.35     1.35      -14.88     -14.88

BlackRock Basic Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 17,786 $    13.18 $      40.55  $    634,438      1.51 %      1.25%    1.65 %     19.82 %    20.29 %
          2005                 23,043      10.99        33.73       699,890      1.22        1.25     1.65        1.21       1.61
          2004                 31,176      13.01        33.21       908,209      1.07        1.35     1.59        9.31       9.52
          2003                 34,255      11.90        30.31       929,716      1.17        1.35     1.59       31.13      31.38
          2002                 36,425       9.08        23.06       760,127      0.99        1.35     1.59      -19.07     -18.91



BlackRock Bond V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 19,689 $    10.38 $      20.09  $    394,047      4.64 %      1.25%    1.65 %      2.65 %     3.06 %
          2005                 25,322      10.11        19.50       459,672      4.96        1.25     1.65        0.30       0.70
          2004                 30,585      11.14        19.38       551,412      3.63        1.35     1.59        2.86       3.06
          2003                 35,192      10.83        18.79       623,699      3.81        1.35     1.59        3.11       3.30
          2002                 33,433      10.50        18.18       605,699      4.74        1.35     1.59        7.84       8.05

BlackRock Money Market V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 18,290 $    10.26 $      14.24  $    235,495      4.46 %      1.25%    1.65 %      2.78 %     3.19 %
          2005                 17,556       9.97        13.80       230,867      2.63        1.25     1.65        0.97       1.37
          2004                 20,964       9.86        13.62       274,600      0.89        1.35     1.59       -0.67      -0.48
          2003                 28,923       9.92        13.68       374,152      0.73        1.35     1.59       -0.86      -0.67
          2002                 37,214      10.01        13.77       484,632      1.47        1.35     1.59       -0.12       0.07

BlackRock Fundamental Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 11,157 $     7.59 $      11.86  $     97,138      0.43 %      1.25%    1.65 %      2.78 %     3.19 %
          2005                 18,151       7.38        11.48       155,056      0.54        1.25     1.65        5.69       6.11
          2004                 21,783       6.98         9.99       175,178      0.75        1.35     1.59        5.11       5.31
          2003                 22,878       6.64         9.50       174,056      0.12        1.35     1.59       25.97      26.20
          2002                 30,690       5.27         7.54       177,951      0.10        1.35     1.59      -28.66     -28.52



BlackRock Global Allocation V.I. Fund

----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets    Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 23,573 $    13.58 $      27.84  $    626,570      2.65 %      1.25%    1.65 %     14.57 %    15.03 %
          2005                 24,939      11.85        24.22       593,661      2.49        1.25     1.65        8.66       9.09
          2004                 24,111      22.21        22.21       535,445      3.19        1.35     1.35       12.79      12.79
          2003                 22,469      19.68        19.68       442,208      3.36        1.35     1.35       32.82      32.82
          2002                 20,902      14.81        14.81       309,557      3.30        1.35     1.35       -9.42      -9.42

BlackRock Global Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets    Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,815 $    13.65 $      13.65  $     51,542      0.94 %      1.35%    1.35 %     20.32 %    20.32 %
          2005                  3,894      11.34        11.34        44,158      0.88        1.35     1.35       13.47      13.47
          2004                  8,182       9.99         9.99        81,733      1.56        1.35     1.35       13.62      13.62
          2003                  9,056       8.79         8.79        79,579      1.05        1.35     1.35       31.70      31.70
          2002                 10,257       6.67         6.67        68,404      0.11        1.35     1.35      -28.74     -28.74

BlackRock Government Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 19,059 $    10.43 $      17.60  $    294,842      4.52 %      1.25%    1.65 %      2.18 %     2.58 %
          2005                 16,481      10.20        17.16       273,179      4.65        1.25     1.65        1.52       1.92
          2004                 18,070      11.00        16.85       292,867      2.88        1.35     1.59        2.48       2.68
          2003                 23,877      10.73        16.40       377,029      3.64        1.35     1.59        0.46       0.65
          2002                 35,717      10.67        16.29       536,701      5.78        1.35     1.59        8.05       8.25



BlackRock High Income V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  8,040 $    11.19 $      23.34  $    183,672      7.48 %      1.25%    1.65 %      7.64 %     8.07 %
          2005                  9,878      10.39        21.61       212,628      8.81        1.25     1.65       -0.16       0.24
          2004                 12,702      21.57        21.57       273,983      7.75        1.35     1.35       10.26      10.26
          2003                 14,782      19.55        19.55       289,040      8.63        1.35     1.35       26.33      26.33
          2002                 15,248      15.47        15.47       235,877     10.38        1.35     1.35       -2.83      -2.83

BlackRock S&P Index 500 V.I. Fund

----------------------------------------
                                                                             Investment        Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 14,001 $     9.21 $      19.13  $    252,795      1.56 %      1.25%    1.65 %     13.56 %    14.01 %
          2005                 16,705       8.10        16.79       254,240      1.53        1.25     1.65        2.67       3.08
          2004                 20,400       7.88        16.30       300,475      1.57        1.35     1.59        8.76       8.97
          2003                 27,796       7.25        14.95       343,202      1.41        1.35     1.59       26.12      26.36
          2002                 22,860       5.75        11.82       242,493      1.20        1.35     1.59      -23.63     -23.48

BlackRock International Value V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 15,848 $    15.96 $      21.30  $    317,682      3.32 %      1.25%    1.65 %     25.76 %    26.26 %
          2005                 17,903      12.68        16.91       287,460      2.71        1.25     1.65        9.80      10.24
          2004                 20,949      13.14        14.71       305,732      2.48        1.35     1.59       20.60      20.83
          2003                 21,980      10.90        12.75       265,090      3.48        1.35     1.59       40.00      40.26
          2002                 23,117       7.78         9.10       199,255      3.72        1.35     1.59      -12.94     -12.77



BlackRock Large Cap Core V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 13,435 $    14.12 $      36.35  $    470,688      0.91 %      1.25%    1.65 %     12.82 %    13.27 %
          2005                 14,791      12.51        32.10       469,295      0.63        1.25     1.65       11.29      11.74
          2004                 16,373      28.75        28.75       470,647      0.85        1.35     1.35       15.16      15.16
          2003                 17,865      24.95        24.95       445,705      0.40        1.35     1.35       29.70      29.70
          2002                 19,456      19.23        19.23       374,071      0.75        1.35     1.35      -18.14     -18.14

BlackRock Large Cap Growth V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 16,203 $    10.91 $      12.97  $    175,303      0.30 %      1.25%    1.65 %      5.41 %     5.83 %
          2005                 16,112      10.31        12.25       166,355      0.20        1.25     1.65        8.78       9.22
          2004                 15,569       9.45         9.45       147,077      0.28        1.35     1.35        6.30       6.30
          2003                  6,241       8.88         8.88        55,435      0.00        1.35     1.35       32.15      32.15
          2002                  3,896       6.72         6.72        26,178      0.00        1.35     1.35      -24.46     -24.46

BlackRock Large Cap Value V.I. Fund
--------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  9,230 $    14.67 $      17.64  $    159,802      0.80 %      1.25%    1.65 %     14.06 %    14.52 %
          2005                  9,743      12.85        15.41       147,948      0.60        1.25     1.65       15.42      15.88
          2004                  8,560      13.31        13.31       113,911      0.89        1.35     1.35       18.71      18.71
          2003                  7,823      11.20        11.20        87,649      0.54        1.35     1.35       32.12      32.12
          2002                  6,809       8.48         8.48        57,719      0.87        1.35     1.35      -13.83     -13.83



BlackRock Utilities & Telecommunications V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,238 $    29.54 $      29.54  $     35,970      2.87 %      1.35%    1.35 %     23.50 %    23.50 %
          2005                  1,460      23.91        23.91        34,919      2.40        1.35     1.35       12.55      12.55
          2004                  1,749      21.23        21.23        37,144      2.55        1.35     1.35       23.97      23.97
          2003                  2,105      17.12        17.12        36,037      2.99        1.35     1.35       18.52      18.52
          2002                  2,510      14.44        14.44        36,231      3.49        1.35     1.35      -19.90     -19.90

BlackRock Value Opportunities V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  7,527 $    13.32 $      43.26  $    305,303      0.23 %      1.25%    1.65 %     10.92 %    11.36 %
          2005                  9,190      12.01        38.86       344,254      0.27        1.25     1.65        8.53       8.96
          2004                 12,421      13.64        35.68       433,061      0.00        1.35     1.59       13.16      13.38
          2003                 15,011      12.06        31.46       465,387      0.38        1.35     1.59       40.66      40.93
          2002                 16,685       8.57        22.31       368,071      0.00        1.35     1.59      -24.96     -24.82


Developing Capital Markets V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                    Division was not available
          2005                                                    Division was not available
          2004                                                    Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  2,543       6.54         6.54        16,619      0.38        1.35     1.35      -11.49     -11.49



Focus Twenty V.I. Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                    Division was not available
          2005                                                    Division was not available
          2004                                                    Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  2,873       1.37         1.37         3,922      0.00        1.35     1.35      -39.81     -39.81

AIM V.I. Basic Value Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     50 $    12.80 $      12.92  $        695      0.54 %      1.25%    1.65 %     11.30 %    11.75 %
          2005                     42      11.50        11.56           491      0.20        1.25     1.65        2.02       2.35

AIM V.I. Capital Appreciation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

          2006                  5,185 $    14.17 $      14.17  $     72,289      0.05 %      1.35%    1.35 %      4.83 %     4.83 %
          2005                  6,446      13.51        13.51        87,089      0.06        1.35     1.35        7.33       7.33
          2004                  7,941      12.58        12.58        99,923      0.00        1.35     1.35        5.14       5.14
          2003                  6,911      11.96        11.96        82,666      0.00        1.35     1.35       27.72      27.72
          2002                  8,026       9.36         9.36        75,127      0.00        1.35     1.35      -25.41     -25.41




AIM V.I. International Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,852 $    10.76 $      19.26  $     20,814      0.77 %      1.55%    1.59 %     26.22 %    26.27 %
          2005                  3,431       8.53        15.26        30,717      0.62        1.55     1.59       16.07      16.12
          2004                  2,548       7.35        13.14        19,809      0.64        1.55     1.59       22.04      22.09
          2003                  2,909       6.02        10.76        18,281      0.53        1.55     1.59       27.03      27.08
          2002                  3,314       4.74         8.47        16,131      0.55        1.55     1.59      -17.01     -16.97


AIM V.I. Mid Cap Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    157 $    12.48 $      12.59  $      2,008      1.21 %      1.25%    1.65 %      9.37 %     9.81 %
          2005                     85      11.40        11.46           969      1.11        1.25     1.65        2.97       3.31

Aim V.I. Core Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets    Income           Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 10,478 $    11.07 $      11.09  $    117,616      0.79 %      1.35%    1.59 %     14.87 %    15.08 %

AIM V.I. Premier Equity Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                  9,913 $     6.12 $      14.06  $    127,765      0.77 %      1.35%    1.59 %      3.99 %     4.19 %
          2004                 13,007       5.89        13.49       160,804      0.42        1.35     1.59        4.10       4.30
          2003                 17,039       5.66        12.93       200,509      0.29        1.35     1.59       23.11      23.34
          2002                 20,694       4.59        10.48       197,190      0.28        1.35     1.59      -31.36     -31.23



AllianceBernstein VPS Global Technology Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
      December 31,      Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    501 $     7.56 $       7.56  $      3,928      0.00 %      1.35%    1.35 %      7.13 %     7.13 %
          2005                    566       7.05         7.05         3,989      0.00        1.35     1.35        2.42       2.42
          2004                    793       6.88         6.88         5,456      0.00        1.35     1.35        3.99       3.99
          2003                    828       6.61         6.61         5,477      0.00        1.35     1.35       42.08      42.08
          2002                    411       4.65         4.65         1,914      0.00        1.35     1.35      -42.52     -42.52

AllianceBernstein VPS Growth and Income Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,915 $    13.90 $      13.94  $     26,536      1.09 %      1.55%    1.59 %     15.44 %    15.49 %
          2005                  4,686      12.04        12.07        56,557      1.53        1.55     1.59        3.22       3.26
          2004                  3,256      11.66        11.70        38,066      0.96        1.55     1.59        9.70       9.74
          2003                  4,238      10.62        10.66        45,175      1.05        1.55     1.59       30.42      30.47
          2002                  5,345       8.14         8.18        43,683      0.57        1.55     1.59      -23.28     -23.25

AllianceBernstein VPS Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 13,520 $     6.20 $      16.89  $    185,513      0.00 %      1.35%    1.59 %     -2.01 %    -1.83 %
          2005                 17,389       6.33        17.20       242,872      0.00        1.35     1.59       13.34      13.55
          2004                 19,544       5.58        15.14       255,979      0.00        1.35     1.59        6.90       7.11
          2003                 32,678       5.22        14.13       414,203      0.00        1.35     1.59       21.72      21.95
          2002                 37,887       4.29        11.58       393,423      0.00        1.35     1.59      -31.74     -31.61



AllianceBernstein VPS Small/Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,810 $    13.16 $      13.28  $     25,634      0.45 %      1.25%    1.65 %     12.50 %    12.95 %
          2005                    946      11.69        11.75        11,080      0.21        1.25     1.65        3.27       3.61

AllianceBernstein VPS Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     47 $    13.54 $      13.66  $        848      1.07 %      1.25%    1.65 %     19.28 %    19.76 %
          2005                     26      11.35        11.40           291      0.11        1.25     1.65        1.53       1.86

AllianceBernstein Quasar Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  7,563       5.31         5.31        40,173      0.00        1.35     1.35      -32.72     -32.72



American Century VP International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income           Ratio               Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------

          2006                  5,103 $    12.22 $      12.22  $     62,338      1.68 %      1.35%    1.35 %     23.29 %    23.29 %
          2005                  5,604       9.91         9.91        55,518      1.25        1.35     1.35       11.68      11.68
          2004                  6,558       8.87         8.87        58,142      0.49        1.35     1.35       13.32      13.32
          2003                  5,389       7.82         7.82        42,141      0.72        1.35     1.35       22.78      22.78
          2002                  5,042       6.37         6.37        32,092      0.73        1.35     1.35      -21.48     -21.48

American Century VP Ultra Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,176 $    10.20 $      10.58  $     12,070      0.00 %      1.25%    1.65 %     -4.90 %    -4.52 %
          2005                  1,778      10.71        11.07        19,099      0.00        1.25     1.65        0.45       0.85
          2004                    197      10.65        10.67         2,103      0.00        1.35     1.59        6.50       6.61

American Funds Asset Allocation Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    764 $    12.65 $      12.77  $     10,197      2.67 %      1.40%    1.80 %     12.56 %    13.01 %
          2005                    510      11.23        11.29         5,746      4.79        1.40     1.80        5.63       5.98

American Funds Bond Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  4,095 $    10.65 $      10.75  $     47,887      3.32 %      1.40%    1.80 %      5.03 %     5.45 %
          2005                  1,113      10.14        10.19        11,301      1.93        1.40     1.80       -0.48      -0.15



American Funds Growth Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  6,019 $    13.61 $      13.73  $     86,808      1.02 %      1.40%    1.80 %      8.20 %     8.64 %
          2005                  2,627      12.57        12.63        33,087      1.30        1.40     1.80       12.53      12.90

American Funds Growth-Income Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,382 $    12.67 $      12.78  $     18,483      1.96 %      1.40%    1.80 %     13.10 %    13.55 %
          2005                    718      11.20        11.25         8,063      2.78        1.40     1.80        3.23       3.58

American Funds International Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,331 $    15.64 $      15.78  $     55,889      2.24 %      1.40%    1.80 %     16.80 %    17.27 %
          2005                  1,187      13.39        13.45        15,928      3.49        1.40     1.80       15.34      15.73

Cohen & Steers VIF Realty Fund, Inc.
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    978 $    15.73 $      15.85  $     15,804      2.29 %      1.15%    1.55 %     33.73 %    34.26 %
          2005                    548      11.76        11.80         6,457      3.28        1.15     1.55       17.81      18.20

Davis Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 20,818 $    12.14 $      15.29  $    242,506      0.83 %      1.25%    1.65 %     13.07 %    13.52 %
          2005                 18,725      10.73        13.50       214,868      0.80        1.25     1.65        7.60       8.03
          2004                 23,710       9.96        12.53       249,877      0.92        1.35     1.59       10.55      10.77
          2003                 17,619       9.01        11.33       168,136      0.82        1.35     1.59       27.71      27.95
          2002                 14,168       7.05         8.87       105,382      0.72        1.35     1.59      -17.58     -17.43



Delaware VIP Trend Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  2,304       5.33         9.26        13,189      0.00        1.55     1.59      -21.20     -21.17

Dreyfus VIF Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense                Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,896 $    12.50 $      12.62  $     25,250      2.57 %      1.15%    1.55 %     14.37 %    14.83 %
          2005                  1,421      10.93        10.98        15,556      0.00        1.15     1.55       -1.19      -0.86

Eaton Vance VT Floating-Rate Income Fund
----------------------------------------

         								     Investment       Expense                Total
                                           Unit Value 		Net Assets     Income          Ratio                 Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  2,102 $    10.68 $      10.77  $     24,820      5.82 %      1.15%    1.55 %      3.84 %     4.26 %
          2005                    769      10.27        10.33         7,918      4.40        1.15     1.55        1.68       2.02

Federated Capital Appreciation Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    137 $    12.21 $      12.53  $      1,655      0.85 %      1.25%    1.65 %     14.26 %    14.72 %
          2005                    155      10.68        10.91         1,659      0.90        1.25     1.65        0.20       0.60
          2004                     96      10.64        10.66         1,018      0.00        1.35     1.59        6.44       6.55

Federated Kaufmann Fund II
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value   	Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                         ---------------------------------------------------------------------------------------------------------
          2006                  1,339 $    13.77 $      14.23  $     18,980      0.00 %      1.25%    1.65 %     12.94 %    13.40 %
          2005                  1,164      12.18        12.55        14,262      0.00        1.25     1.65        9.37       9.81
          2004                    629      11.12        11.14         7,005      0.00        1.35     1.59       11.20      11.32



MFS Emerging Growth Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value   	Net Assets     Income          Ratio                Return
      December 31,      Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  7,052 $     5.33 $      15.24  $     83,710      0.00 %      1.35%    1.59 %      6.20 %     6.40 %
          2005                  9,385       5.02        14.32       116,928      0.00        1.35     1.59        7.47       7.68
          2004                 11,686       4.67        13.29       134,915      0.00        1.35     1.59       11.17      11.39
          2003                 14,183       4.20        11.93       145,971      0.00        1.35     1.59       28.18      28.42
          2002                 16,754       3.28         9.28       131,697      0.00        1.35     1.59      -34.81     -34.68

MFS Research Series
----------------------------------------

                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                 13,792       9.67         9.67       133,431      0.28        1.35     1.35      -25.59     -25.59

MFS Investors Trust Series
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                                                        Division was not available
          2005                                                        Division was not available
          2004                                                        Division was not available
          2003                      0 $     0.00 $       0.00  $          0      0.00 %      0.00%    0.00 %      0.00 %     0.00 %
          2002                  1,843       6.20         8.14        11,612      0.54        1.55     1.59      -22.21     -22.18

OpCap Renaissance Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    398 $    11.70 $      11.82  $      4,668      0.27 %      1.25%    1.65 %      9.50 %     9.94 %
          2005                    612      10.68        10.74         6,552      0.00        1.25     1.65       -6.13      -5.76
          2004                    706      11.36        11.38         8,034      0.00        1.35     1.59       13.61      13.73

Oppenheimer Capital Appreciation Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    112 $    11.83 $      11.94  $      1,393      0.17 %      1.15%    1.55 %      5.98 %     6.40 %
          2005                     73      11.16        11.22           814      0.00        1.15     1.55        3.79       4.13



Oppenheimer Main Street Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     48 $    12.74 $      12.86  $        626      0.80 %      1.15%    1.55 %     12.94 %    13.39 %
          2005                     37      11.28        11.33           416      0.00        1.15     1.55        2.95       3.29

Oppenheimer Main Street Small Cap Fund/VA
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     92 $    13.90 $      14.03  $      1,385      0.02 %      1.15%    1.55 %     12.84 %    13.29 %
          2005                    248      12.32        12.38         3,063      0.00        1.15     1.55        7.06       7.41

PIMCO CommodityRealReturn Strategy Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
           2006                 1,528 $    10.85 $      10.94  $     18,197      5.08 %      1.25%    1.65 %     -4.73 %    -4.35 %
           2005                   770      11.38        11.44         8,779      3.15        1.25     1.65        7.20       7.55

PIMCO Real Return Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    369 $    10.18 $      10.27  $      3,856      4.30 %      1.25%    1.65 %     -0.98 %    -0.58 %
          2005                    227      10.27        10.32         2,332      3.30        1.25     1.65        0.34       0.67

PIMCO Total Return Portfolio
----------------------------------------

                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                 30,289 $    10.39 $      13.50  $    348,387      4.43 %      1.25%    1.65 %      2.11 %     2.51 %
          2005                 32,271      10.17        13.21       377,836      3.40        1.25     1.65        0.73       1.13
          2004                 29,466      11.27        13.10       348,697      1.88        1.35     1.59        3.23       3.43
          2003                 26,972      10.89        12.69       313,226      2.83        1.35     1.59        3.39       3.58
          2002                 18,934      10.51        12.27       213,676      4.07        1.35     1.59        7.37       7.57

Pioneer Emerging Markets VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value		 Net Assets     Income         Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     88 $    11.94 $      11.98  $      1,018      0.05 %      1.15%    1.55 %      8.08 %     8.37 %

</table)

5. UNIT Values (Continued)
(Table)
(Caption)

Pioneer Fund VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,291 $    12.99 $      13.11  $     46,194      1.20 %      1.15%    1.55 %     14.51 %    14.97 %
          2005                    885      11.34        11.39        10,061      1.49        1.15     1.55        2.73       3.07


Pioneer High Yield VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    155 $    10.96 $      11.06  $      1,949      5.11 %      1.20%    1.60 %      6.50 %     6.93 %
          2005                    197      10.29        10.34         2,027      5.10        1.20     1.60       -0.81      -0.48

Pioneer Small Cap Value VCT Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     51 $    13.75 $      13.88  $        964      0.00 %      1.20%    1.60 %     12.28 %    12.73 %
          2005                     31      12.24        12.30           370      0.00        1.20     1.60        8.36       8.72


Roszel/Allianz CCM Capital Appreciation Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  9,737 $    12.55 $      14.79  $    141,408      0.21 %      1.25%    1.65 %      4.67 %     5.09 %
          2005                 10,301      11.99        14.09       145,004      0.46        1.25     1.65        7.59       8.02
          2004                 11,715      12.99        13.05       152,812      0.00        1.35     1.59       11.01      11.22
          2003                 11,904      11.71        11.72       139,549      0.00        1.35     1.59       17.05      17.18

Roszel/Allianz NFJ  Small Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  5,373 $    14.58 $      19.69  $    101,435      1.36 %      1.25%    1.65 %     19.78 %    20.25 %
          2005                  6,518      12.16        16.38       105,622      1.27        1.25     1.65        9.90      10.34
          2004                  5,826      14.76        14.85        86,369      0.00        1.35     1.59       20.89      21.12
          2003                  4,651      12.21        12.26        56,943      1.84        1.35     1.59       31.09      31.34
          2002                  5,803       9.32         9.33        54,079      2.25        1.35     1.59       -6.84      -6.78




Roszel/Delaware Trend Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,986 $    12.06 $      14.83  $     28,909      0.00 %      1.25%    1.65 %      5.81 %     6.24 %
          2005                  2,506      11.39        13.96        34,856      0.00        1.25     1.65        2.98       3.39
          2004                  5,117      13.46        13.51        69,104      0.00        1.35     1.59        9.78       9.99
          2003                  4,833      12.26        12.28        59,332      0.00        1.35     1.59       22.59      22.73

Roszel/JP Morgan Multi-Cap Market Neutral Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,441 $    10.14 $      10.16  $     16,230      0.00 %      1.25%    1.65 %      1.41 %     1.61 %

Roszel/JP Morgan Small Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  4,987 $    13.11 $      14.71  $     72,127      0.00 %      1.25%    1.65 %     13.72 %    14.18 %
          2005                  5,962      11.52        12.89        76,764      0.00        1.25     1.65        4.62       5.04
          2004                  5,507      12.20        12.29        67,597      0.00        1.35     1.59        7.29       7.49
          2003                  5,937      11.38        11.42        67,761      0.00        1.35     1.59       34.90      35.16
          2002                  4,758       8.43         8.44        40,162      0.00        1.35     1.59      -15.68     -15.62

Roszel/Lord Abbett Affiliated Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,562 $    12.94 $      15.55  $     53,191      0.83 %      1.25%    1.65 %     15.52 %    15.98 %
          2005                  2,651      11.20        13.41        35,232      0.70        1.25     1.65        1.45       1.85
          2004                  2,518      13.12        13.17        33,148      0.35        1.35     1.59        9.51       9.72
          2003                  2,680      11.98        12.00        32,124      0.00        1.35     1.59       19.82      19.95



Roszel/Lord Abbett Bond Debenture Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    964 $    11.27 $      13.93  $     12,484      5.59 %      1.25%    1.65 %      7.33 %     7.76 %
          2005                    901      10.49        12.96        11,334      5.42        1.25     1.65        0.51       0.91
          2004                  1,054      12.86        12.87        13,555      4.92        1.55     1.59        6.43       6.47
          2003                  1,282      12.08        12.09        15,487      5.73        1.55     1.59       15.17      15.22
          2002                    138      10.49        10.49         1,449      5.69        1.55     1.59        4.90       4.92

Roszel/Lord Abbett Mid Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  9,148 $    13.27 $      15.94  $    138,816      0.45 %      1.25%    1.65 %     10.24 %    10.68 %
          2005                 10,571      12.03        14.41       151,574      0.38        1.25     1.65        6.41       6.84
          2004                 10,793      13.41        13.49       145,538      0.58        1.35     1.59       21.92      22.16
          2003                 11,431      11.00        11.04       126,091      0.31        1.35     1.59       22.78      23.01
          2002                 10,841       8.96         8.97        97,202      0.00        1.35     1.59      -10.42     -10.35

Roszel/Marsico Large Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                     77 $    10.14 $      10.18  $        721      0.00 %      1.25%    1.65 %      0.88 %     1.14 %

Roszel/Seligman Mid Cap Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  3,192 $    12.53 $      14.79  $     46,482      0.00 %      1.25%    1.65 %      3.85 %     4.27 %
          2005                  4,048      12.06        14.19        57,363      0.00        1.25     1.65       10.07      10.51
          2004                  3,618      12.77        12.85        46,463      0.00        1.35     1.59        6.86       7.06
          2003                  2,584      11.95        11.99        30,988      0.00        1.35     1.59       31.23      31.48
          2002                  1,468       9.11         9.12        13,390      0.00        1.35     1.59       -8.93      -8.87

Seligman Smaller-Cap Value Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    835 $    19.65 $      24.15  $     19,003      0.00 %      1.55%    1.59 %     19.34 %    19.39 %
          2005                  1,136      16.46        20.24        22,448      0.52        1.55     1.59       -5.49      -5.45
          2004                  1,496      17.40        21.41        31,196      0.00        1.55     1.59       18.06      18.10
          2003                  1,806      14.74        18.14        31,949      0.00        1.55     1.59       47.58      47.64
          2002                  2,971       9.98        12.29        35,856      0.00        1.55     1.59      -16.71     -16.67




Templeton Foreign Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    471 $    14.68 $      14.81  $      7,450      1.29 %      1.15%    1.55 %     19.52 %    20.00 %
          2005                    280      12.28        12.34         3,445      0.72        1.15     1.55        5.34       5.69

Templeton Growth Securities Fund
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                    313 $    14.25 $      14.38  $      4,628      0.80 %      1.15%    1.55 %     19.88 %    20.36 %
          2005                    565      11.88        11.94         6,733      0.21        1.15     1.55        3.63       3.97

Van Kampen Comstock Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  6,247 $    12.79 $      13.34  $     82,591      0.79 %      1.25%    1.65 %     14.33 %    14.78 %
          2005                  7,088      11.19        11.63        81,768      0.55        1.25     1.65        2.62       3.03
          2004                  1,869      11.27        11.29        21,077      0.00        1.35     1.59       12.75      12.87

Van Kampen Strategic Growth Portfolio
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,648 $     4.92 $      10.08  $      8,162      0.00 %      1.55%    1.59 %      1.24 %     1.28 %
          2005                  2,156       4.86         9.95        10,843      0.28        1.55     1.59        6.23       6.28
          2004                  3,080       4.58         9.36        14,701      0.00        1.55     1.59        5.34       5.38
          2003                  3,898       4.35         8.88        17,546      0.00        1.55     1.59       25.34      25.39
          2002                  4,754       3.47         7.09        16,915      0.33        1.55     1.59      -33.55     -33.53

Wanger U.S. Smaller Companies
----------------------------------------
                                                                             Investment       Expense               Total
                                           Unit Value 		Net Assets     Income          Ratio                Return
       December 31,       Units(000's)   Lowest     Highest       (000's)      Ratio      Lowest  Highest      Lowest    Highest
                          ---------------------------------------------------------------------------------------------------------
          2006                  1,746 $    13.25 $      13.36  $     24,807      0.13 %      1.25%    1.65 %      6.06 %     6.48 %
          2005                    482      12.48        12.54         6,040      0.00        1.25     1.65        8.11       8.47


6.CHARGES AND FEES

  The following table is a listing of all expenses charged to the separate account. Asset-based,rider and maintenance charges are assessed through a reduction in unit value or redemption of units.

					                Retirement Plus

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------

  Asset Based  Charges:
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.25% per day

              Administration Charge             Daily - reduction of unit values        1/365 of 0.10% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40 at the end  of  each contract year and
                                                                                        upon a full withdrawal only if the greater
                                                                                        of    contract  value  or  premiums   less
                                                                                        withdrawals is less than $50,000.

             Guaranteed Minimum Income          Quarterly - redemption of units         0.50% of the contract  value at the end of
             Benefit  ("GMIB")                                                          each  calendar  quarter  based on the GMIB
                                                                                        benefit base as of the  last  business day
                                                                                        of each month within the calendar  quarter
                                                                                        and a  pro rata  amount  of  this fee upon
                                                                                        termination  of  the  rider. For contracts
                                                                                        issued before  October 16, 2004, the  GMIB
											charge is .40%.

              Estate Enhancer Benefit (EEB)     Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of  each of the prior  four  contract
                                                                                        quarters  and  a  pro rata amount of  this
                                                                                        charge  upon   surrender,   annuitization,
                                                                                        death, or termination of the rider.

              Contingent  Deferred Sales        Per incident - redemption of units      7% of premium withdrawn for year 0
              Charge                                                                    6% of premium withdrawn for year 1
                                                                                        5% of premium withdrawn for year 2
                                                                                        4% of premium withdrawn for year 3
                                                                                        3% of premium withdrawn for year 4
                                                                                        2% of premium withdrawn for year 5
                                                                                        1% of premium withdrawn for year 6
                                                                                        0% of premium withdrawn for year 7 or more

             Transfer Fee                       Per incident - redemption of units      $25  for each transfer  after  the twelfth
                                                                                        transfer in a contract year.

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager.



					                Retirement Power

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------
  Asset Based  Charges
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.59% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40  at the  end of each contract year and
											upon a full withdrawal only if the greater
                                                                                        of   contract   value  or   premiums  less
											withdrawals is less than $25,000.

             Estate Enhancer Benefit (EEB)      Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of each of  the  prior  four contract
                                                                                        quarters and a  pro  rata  amount  of this
                                                                                        charge   upon   surrender,  annuitization,
                                                                                        death, or termination of the rider.

             Transfer fee                       Per incident - redemption of units      $25  for  each  transfer after the twelfth
                                                                                        transfer in a contract year.

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager.



					              Retirement Optimizer

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  ------------------------------------------
  Asset Based  Charges
              Mortality & Expense Risk Charge   Daily - reduction of unit values        1/365 of 1.55% per day

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $40  at  the end of each contract year and
                                                                                        upon a full withdrawal only if the greater
											of   contract  value,   or  premiums  less
                                                                                        withdrawals is less than $25,000.

             Estate Enhancer Benefit (EEB)      Annually - redemption of units          0.25% of the average contract value at the
                                                                                        end  of  each  of the prior four  contract
                                                                                        quarters  and a  pro rata  amount  of this
                                                                                        charge   upon  surrender,   annuitization,
                                                                                        death, or termination of the rider.

              Contingent  Deferred Sales        Per incident - redemption of units      6% of premium withdrawn for year 0
              Charge                                                                    6% of premium withdrawn for year 1
                                                                                        5% of premium withdrawn for year 2
                                                                                        0% of premium withdrawn for year 3 or more

             Transfer fee                       Per incident - redemption of units      $25  for  each transfer  after the twelfth
                                                                                        transfer in a contract year.

             Redemption Fee                     Per incident - redemption of units      Imposed by respective Fund Manager.



					        Investor Choice Investor Series

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  -------------------------------------------
  Asset Based  Charges
    Investor Choice IRA Series - B Class        Daily - reduction of unit values        1/365 of 1.25% per day; or 1.15%, 1.20%, or
                                                                                        1.40% depending on the sub account
    Investor Choice IRA Series - C Class        Daily - reduction of unit values        1/365 of 1.60% per day; or 1.50%, 1.55%, or
                                                                                        1.75% depending on the sub account
    Investor Choice IRA Series - L Class        Daily - reduction of unit values        1/365 of 1.45% per day; or 1.35%, 1.40%, or
                                                                                        1.60% depending on the sub account
    Investor Choice IRA Series - XC Class       Daily - reduction of unit values        1/365 of 1.65% per day; or 1.55%, 1.60%, or
                                                                                        1.80% depending on the sub account

  Contract Charges:
             Contract Maintenance Charge        Annually - redemption of units          $50  at  the  end of each contract year and
                                                                                        upon a  full withdrawal only if the greater
                                                                                        of     contract   value, or  premium   less
                                                                                        withdrawals   is less  than $50,000. Charge
                                                                                        applies to all product classes.

             Guaranteed  Minimum Income         Quarterly - redemption of units         0.50%  of the contract value at  the end of
             Benefit  ("GMIB")                                                          each  calendar quarter  based  on  the GMIB
                                                                                        benefit base as of the last business day of
                                                                                        each  month within the  calendar quarter. A
                                                                                        pro   rata  amount of   this    fee    upon
                                                                                        termination of the rider. Charge applies to
                                                                                        all product classes.

             Guaranteed  Minimum Withdrawal     Quarterly - redemption of units         0.75%  of the contract value at  the end of
             Benefit  ("GMWB")                                                          each  calendar quarter  based  on  the GMWB
                                                                                        benefit base as of the last business day of
                                                                                        each  month within the  calendar quarter. A
                                                                                        pro    rata    amount    of  this  fee upon
                                                                                        termination of the rider. Charge applies to
                                                                                        all product classes.

	     Guaranteed  Minimum Death          Quarterly - redemption of units         0.15%  of the GMDB base, calculated on each
             Benefit  ("GMDB") Options                                                  monthaversary. Charges  are  deducted  each
                - Return of Premium                                                     calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon termination  of  the  rider.
                                                                                        Charge applies to all product classes.

                - Maximum Anniversary Value     Quarterly - redemption of units         0.25%  of the GMDB base, calculated on each
                  (MAV)                                                                 monthaversary. Charges  are  deducted  each
                                                                                        calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.

                 - Roll-UP                      Quarterly - redemption of units         0.50%  of the GMDB base, calculated on each
                 (currently not available)                                              monthaversary.  Charges are  deducted  each
                                                                                        calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.

                 - Greater of Maximum           Quarterly - redemption of units         0.55%  of the GMDB base, calculated on each
                 Anniversary Value and Roll-Up                                          monthaversary.  Charges are  deducted  each
                                                                                        calendar quarter. Pro rata amounts are also
                                                                                        deducted  upon  termination of  the  rider.
                                                                                        Charge applies to all product classes.



  						Investor Choice Investor Series (Continued)

  Charge                                        When Charge Is Deducted                 Amount Deducted
  ------------------------------------------    --------------------------------------  -------------------------------------------
  Contract Charges (Continued):
             Additional Death Benefit ("ADB")   Quarterly - redemption of units         0.25%  of the ADB base, calculated on each
                                                                                        monthaversary.  Charges are deducted  each
                                                                                        calendar quarter.Pro rata amounts are also
                                                                                        deducted  upon  termination of the  rider.
                                                                                        Charge applies to all product classes.


              Contingent  Deferred Sales        Per incident - redemption of units                           Class
              Charge                            based on percentage of premium                      B       L       C        XC
                                                withdrawn.                              0 years     7%      6%      2%       8%
                                                                                        1 year      6%      5%      0%       8%
                                                                                        2 years     5%      4%      0%       7%
                                                                                        3 years     4%      3%      0%       7%
                                                                                        4 years     3%      0%      0%       6%
                                                                                        5 years     2%      0%      0%       6%
                                                                                        6 years     1%      0%      0%       5%
                                                                                        7 years     0%      0%      0%       4%
                                                                                        8 years     0%      0%      0%       3%
                                                                                        9 years     0%      0%      0%       0%

             Transfer fee                       Per incident - redemption of units      $25  for  each  transfer after the  twelfth
                                                                                        transfer in a contract year. Charge applies
                                                                                        to all product classes.

             Redemption fee                     Per incident - redemption of units      Imposed by respective Fund Manager.
                                                                                        Charge applies to all product classes.


7. UNITS ISSUED AND REDEEMED

Units issued and redeemed during 2006 and 2005 were as follows:



                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                        Equity              Global           International        Short-Term       Mid Cap Value
                                       Dividend            SmallCap              Index               Bond          Opportunities
                                       Portfolio           Portfolio          Portfolio           Portfolio          Portfolio

(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0                  0                  0
Activity during 2005:
     Issued                                      38                 191                  82                596                 31
     Redeemed                                     0                 (96)                  0                (71)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 38                  95                  82                525                 31
Activity during 2006:
     Issued                                      62                 129                  89              1,652                 38
     Redeemed                                    (8)                (12)                (58)            (1,995)                (7)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 92                 212                 113                182                 62
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           BlackRock                             BlackRock
                                       Small Cap           Balanced              Basic            BlackRock            Money
                                         Index           Capital V.I.         Value V.I.          Bond V.I.          Market V.I.
                                      Portfolio              Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0               3,676              31,176             30,585             20,964
Activity during 2005:
     Issued                                      50                   0                 286              4,093             12,260
     Redeemed                                     0                (576)             (8,419)            (9,356)           (15,668)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 50               3,100              23,043             25,322             17,556
Activity during 2006:
     Issued                                      29                   0                 149              1,362             17,062
     Redeemed                                   (10)               (567)             (5,406)            (6,995)           (16,328)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 69               2,533              17,786             19,689             18,290
                                  ==================  ==================  ==================  ================== ==================




                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                      Fundamental           Global              Global            Government           High
                                      Growth V.I.       Allocation V.I.       Growth V.I.        Income V.I.        Income V.I.
                                         Fund                Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               21,783              24,111               8,182             18,070             12,702
Activity during 2005:
     Issued                                   1,213               3,194                 174              1,588                 97
     Redeemed                                (4,845)             (2,366)             (4,462)            (3,177)            (2,921)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             18,151              24,939               3,894             16,481              9,878
Activity during 2006:
     Issued                                     584               1,439                 570              5,883                 84
     Redeemed                                (7,578)             (2,805)               (649)            (3,305)            (1,922)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006             11,157              23,573               3,815             19,059              8,040
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           BlackRock          BlackRock          BlackRock
                                       S&P Index         International         Large Cap          Large Cap          Large Cap
                                        500 V.I.          Value V.I.           Core V.I.         Growth V.I.         Value V.I.
                                         Fund                Fund                Fund               Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               20,400              20,949              16,373             15,569              8,560
Activity during 2005:
     Issued                                   7,590                 949                 348              2,153              2,873
     Redeemed                               (11,285)             (3,995)             (1,930)            (1,610)            (1,690)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             16,705              17,903              14,791             16,112              9,743
Activity during 2006:
     Issued                                   1,750                 676                 916              2,317              2,825
     Redeemed                                (4,454)             (2,731)             (2,272)            (2,226)            (3,338)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006             14,001              15,848              13,435             16,203              9,230
                                  ==================  ==================  ==================  ================== ==================



                                       BlackRock           BlackRock           AIM V.I.            AIM V.I.           AIM V.I.
                                      Utilities &            Value               Basic             Capital         International
                                  Telecommunications  Opportunities V.I.        Value            Appreciation          Growth
                                      V.I. Fund              Fund                Fund                Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                1,749              12,421                   0              7,941              2,548
Activity during 2005:
     Issued                                       0                 211                  44                131              1,535
     Redeemed                                  (289)             (3,442)                 (2)            (1,626)              (652)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              1,460               9,190                  42              6,446              3,431
Activity during 2006:
     Issued                                       2                 214                  29                  9                174
     Redeemed                                  (224)             (1,877)                (21)            (1,270)            (1,753)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              1,238               7,527                  50              5,185              1,852
                                  ==================  ==================  ==================  ================== ==================



                                       AIM V.I.            AIM V.I.            AIM V.I.       AllianceBernstein  AllianceBernstein
                                     Mid Cap Core            Core               Premier          VPS Global        VPS Growth and
                                        Equity              Equity              Equity            Technology          Income
                                         Fund                Fund                Fund             Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0              13,007                793              3,256
Activity during 2005:
     Issued                                      90                   0                  27                147              2,367
     Redeemed                                    (5)                  0              (3,121)              (374)              (937)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                 85                   0               9,913                566              4,686
Activity during 2006:
     Issued                                      79              12,857               1,293                102                821
     Redeemed                                    (7)             (2,379)            (11,206)              (167)            (3,592)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                157              10,478                   0                501              1,915
                                  ==================  ==================  ==================  ================== ==================

				  AllianceBernstein   AllianceBernstein
				    VPS Large Cap     VPS Small/Mid Cap   AllianceBernstein   American Century   American Century
				       Growth		   Value              VPS Value       VP International       VP Ultra
                                     Portfolioin         Portfolio            Portfolio	      	   Fund 	       Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               19,544                   0                   0              6,558                197
Activity during 2005:
     Issued                                   2,309               1,880                  26                320              2,720
     Redeemed                                (4,464)               (934)                  0             (1,274)            (1,139)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             17,389                 946                  26              5,604              1,778
Activity during 2006:
     Issued                                     349               1,586                  24                468                405
     Redeemed                                (4,218)               (722)                 (3)              (969)            (1,007)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006             13,520               1,810                  47              5,103              1,176
                                  ==================  ==================  ==================  ================== ==================



                                    American Funds
                                         Asset          American Funds      American Funds      American Funds     American Funds
                                      Allocation             Bond               Growth          Growth-Income      International
                                         Fund                Fund                Fund                Fund               Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0                  0                  0
Activity during 2005:

     Issued                                     518               2,349               4,999                745              1,271
     Redeemed                                    (8)             (1,236)             (2,372)               (27)               (84)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                510               1,113               2,627                718              1,187
Activity during 2006:
     Issued                                     296               3,058               3,987                714              2,435
     Redeemed                                   (42)                (76)               (595)               (50)              (291)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                764               4,095               6,019              1,382              3,331
                                  ==================  ==================  ==================  ================== ==================



                                                                                                 Eaton Vance         Federated
                                    Cohen & Steers           Davis            Dreyfus VIF        VT Floating-         Capital
                                      VIF Realty             Value           Appreciation        Rate Income        Appreciation
                                      Fund, Inc.           Portfolio           Portfolio             Fund             Fund II
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0              23,710                   0                  0                 96
Activity during 2005:
     Issued                                     565               3,935               4,138              1,356                 93
     Redeemed                                   (17)             (8,920)             (2,717)              (587)               (34)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                548              18,725               1,421                769                155
Activity during 2006:
     Issued                                     553               7,549               2,280              1,887                 48
     Redeemed                                  (123)             (5,456)             (1,805)              (554)               (66)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                978              20,818               1,896              2,102                137
                                  ==================  ==================  ==================  ================== ==================



                                                             MFS                                Oppenheimer        Oppenheimer
                                       Federated           Emerging              OpCap            Capital             Main
                                       Kaufmann             Growth            Renaissance       Appreciation         Street
                                        Fund II             Series             Portfolio          Fund/VA            Fund/VA
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                  629              11,686                 706                  0                  0
Activity during 2005:
     Issued                                   1,587                 883                 185                 80                 42
     Redeemed                                (1,052)             (3,184)               (279)                (7)                (5)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              1,164               9,385                 612                 73                 37
Activity during 2006:
     Issued                                     496                 611                  17                 47                 14
     Redeemed                                  (321)             (2,944)               (231)                (8)                (3)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              1,339               7,052                 398                112                 48
                                  ==================  ==================  ==================  ================== ==================


                                                             PIMCO
                                      Oppenheimer          Commodity            PIMCO               PIMCO            Pioneer
                                     Main  Street         RealReturn             Real               Total            Emerging
                                       Small Cap           Strategy             Return              Return          Markets VCT
                                        Fund/VA            Portfolio           Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0             29,466                  0
Activity during 2005:
     Issued                                     283               2,006                 239             11,954                  0
     Redeemed                                   (35)             (1,236)                (12)            (9,149)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                248                 770                 227             32,271                  0
Activity during 2006:
     Issued                                     750                 898                 184              7,227                 88
     Redeemed                                  (906)               (140)                (42)            (9,209)                 0
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006                 92               1,528                 369             30,289                 88
                                  ==================  ==================  ==================  ================== ==================



                                        Pioneer             Pioneer             Pioneer        Roszel / Allianz   Roszel / Allianz
                                         Fund             High Yield           Small Cap         CCM Capital       NFJ Small Cap
                                          VCT                 VCT              Value VCT         Appreciation          Value
                                       Portfolio           Portfolio           Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                    0                   0                   0             11,715              5,826
Activity during 2005:
     Issued                                   2,108                 309                  31                807              1,917
     Redeemed                                (1,223)               (112)                  0             (2,221)            (1,225)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005                885                 197                  31             10,301              6,518
Activity during 2006:
     Issued                                   3,111                  96                  23              1,353                588
     Redeemed                                  (705)               (138)                 (3)            (1,917)            (1,733)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              3,291                 155                  51              9,737              5,373
                                  ==================  ==================  ==================  ================== ==================



                                                      Roszel / JP Morgan  Roszel / JP Morgan      Roszel /           Roszel /
                                   Roszel / Delaware       Multi-Cap           Small Cap         Lord Abbett        Lord Abbett
                                         Trend          Market Neutral          Growth            Affiliated       Bond Debenture
                                       Portfolio          Portfolio            Portfolio          Portfolio          Portfolio
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005                5,117                   0               5,507              2,518              1,054
Activity during 2005:
     Issued                                     105                   0               1,303                525                366
     Redeemed                                (2,716)                  0                (848)              (392)              (519)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005              2,506                   0               5,962              2,651                901
Activity during 2006:
     Issued                                     138               1,466                 270              1,427                235
     Redeemed                                  (658)                (25)             (1,245)              (516)              (172)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              1,986               1,441               4,987              3,562                964
                                  ==================  ==================  ==================  ================== ==================




                                       Roszel /        Roszel / Marsico    Roszel / Seligman       Seligman          Templeton
                                      Lord Abbett          Large Cap            Mid Cap          Smaller-Cap          Foreign
                                     Mid Cap Value          Growth              Growth              Value            Securities
                                       Portfolio          Portfolio            Portfolio          Portfolio             Fund
(In thousands)                    ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at January 1, 2005               10,793                   0               3,618              1,496                  0
Activity during 2005:
     Issued                                   1,554                   0                 992                247                296
     Redeemed                                (1,776)                  0                (562)              (607)               (16)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2005             10,571                   0               4,048              1,136                280
Activity during 2006:
     Issued                                     879                  78                 170                 34                238
     Redeemed                                (2,302)                 (1)             (1,026)              (335)               (47)
                                  ------------------  ------------------  ------------------  ------------------ ------------------

Outstanding at December 31, 2006              9,148                  77               3,192                835                471
                                  ==================  ==================  ==================  ================== ==================




                                       Templeton                              Van Kampen
                                        Growth            Van Kampen           Strategic          Wanger U.S.
                                      Securities           Comstock             Growth             Smaller
                                         Fund              Portfolio           Portfolio          Companies
(In thousands)                    ------------------  ------------------  ------------------  ------------------

Outstanding at January 1, 2005                    0               1,869               3,080                  0
Activity during 2005:
     Issued                                     571               8,810                  93                495
     Redeemed                                    (6)             (3,591)             (1,017)               (13)
                                  ------------------  ------------------  ------------------  ------------------

Outstanding at December 31, 2005                565               7,088               2,156                482
Activity during 2006:
     Issued                                     336               4,441                  97              1,324
     Redeemed                                  (588)             (5,282)               (605)               (60)
                                  ------------------  ------------------  ------------------  ------------------

Outstanding at December 31, 2006                313               6,247               1,648              1,746
                                  ==================  ==================  ==================  ==================

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors
Merrill Lynch Life Insurance Company

We have audited the accompanying balance sheets of Merrill Lynch Life Insurance Company (the "Company") as of December 31, 2006 and 2005, and the related statements of earnings, comprehensive income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Merrill Lynch Life Insurance Company as of December 31, 2006 and 2005, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, in 2004 the Company changed its method of accounting for long-duration contracts to conform to Statement of Position 03-1 "Accounting and Reporting by Insurance Enterprises for Certain Non-Traditional Long-Duration Contracts and for Separate Accounts."


/s/ Deloitte & Touche LLP

New York, New York
March 2, 2007

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands)                                                      2006           2005
                                                                        ------------   ------------
ASSETS

INVESTMENTS
   Fixed maturity available-for-sale securities, at estimated fair
      value (amortized cost: 2006 - $1,586,196; 2005 - $1,900,606)       $ 1,570,383    $ 1,884,039
   Equity available-for-sale securities, at estimated fair value
      (cost: 2006 - $70,021; 2005 - $61,696)                                  72,728         64,278
   Trading account securities, at estimated fair value                            --         27,436
   Limited partnerships, at cost                                              11,417         12,195
   Policy loans on insurance contracts, at outstanding loan balances         968,874        992,143
                                                                         -----------    -----------
                                                                           2,623,402      2,980,091
                                                                         -----------    -----------
CASH AND CASH EQUIVALENTS                                                    230,586         56,319
ACCRUED INVESTMENT INCOME                                                     47,548         52,466
DEFERRED POLICY ACQUISITION COSTS                                            285,648        296,189
DEFERRED SALES INDUCEMENTS                                                    20,606          8,298
FEDERAL INCOME TAXES -- DEFERRED                                                  --          1,937
REINSURANCE RECEIVABLES                                                       10,522          9,231
AFFILIATED RECEIVABLES -- NET                                                     --          5,519
RECEIVABLES FROM SECURITIES SOLD                                              23,921            254
OTHER ASSETS                                                                  49,241         33,338
SEPARATE ACCOUNTS ASSETS                                                  11,330,397     10,917,234
                                                                         -----------    -----------
TOTAL ASSETS                                                             $14,621,871    $14,360,876
                                                                         ===========    ===========

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                                 BALANCE SHEETS

                                                                        DECEMBER 31,   DECEMBER 31,
(dollars in thousands, except common stock par value and shares)            2006           2005
                                                                        ------------   ------------
LIABILITIES
POLICYHOLDER LIABILITIES AND ACCRUALS
   Policyholder account balances                                        $ 2,047,973    $ 2,163,838
   Future policy benefits                                                   408,681        420,542
   Claims and claims settlement expenses                                     42,426         31,147
                                                                        -----------    -----------
                                                                          2,499,080      2,615,527
                                                                        -----------    -----------
OTHER POLICYHOLDER FUNDS                                                      6,973          1,948
LIABILITY FOR GUARANTY FUND ASSESSMENTS                                       6,005          6,791
FEDERAL INCOME TAXES -- CURRENT                                              16,295         17,572
FEDERAL INCOME TAXES -- DEFERRED                                              2,846             --
PAYABLES FOR SECURITIES PURCHASED                                            40,319            962
AFFILIATED PAYABLES -- NET                                                    9,982             --
UNEARNED POLICY CHARGE REVENUE                                               35,545         45,604
OTHER LIABILITIES                                                             5,393          2,405
SEPARATE ACCOUNTS LIABILITIES                                            11,330,397     10,917,234
                                                                        -----------    -----------
TOTAL LIABILITIES                                                        13,952,835     13,608,043
                                                                        -----------    -----------

STOCKHOLDER'S EQUITY
   Common stock ($10 par value; authorized: 1,000,000 shares; issued
      and outstanding: 250,000 shares)                                        2,500          2,500
   Additional paid-in capital                                               397,324        397,324
   Accumulated other comprehensive loss, net of taxes                       (10,233)       (11,699)
   Retained earnings                                                        279,445        364,708
                                                                        -----------    -----------
TOTAL STOCKHOLDER'S EQUITY                                                  669,036        752,833
                                                                        -----------    -----------
TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY                              $14,621,871    $14,360,876
                                                                        ===========    ===========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                             STATEMENTS OF EARNINGS

                                                                        FOR THE YEARS ENDED DECEMBER 31,
                                                                        --------------------------------
(dollars in thousands)                                                     2006       2005       2004
                                                                         --------   --------   --------
NET REVENUES
   Policy charge revenue                                                 $264,669   $304,848   $233,982
   Net investment income                                                  142,617    147,730    157,080
   Net realized investment gains                                            1,236      2,622      3,999
                                                                         --------   --------   --------
TOTAL NET REVENUES                                                        408,522    455,200    395,061
                                                                         --------   --------   --------

BENEFITS AND EXPENSES
   Interest credited to policyholder liabilities                          101,837    106,444    119,804
   Policy benefits (net of reinsurance recoveries: 2006 - $14,536;
      2005 - $17,706; 2004 - $15,903)                                      39,158     47,270     54,282
   Reinsurance premium ceded                                               26,919     26,322     25,197
   Amortization of deferred policy acquisition costs                       42,337    126,281      4,904
   Insurance expenses and taxes                                            59,248     59,396     57,560
                                                                         --------   --------   --------
TOTAL BENEFITS AND EXPENSES                                               269,499    365,713    261,747
                                                                         --------   --------   --------
EARNINGS BEFORE FEDERAL INCOME TAXES                                      139,023     89,487    133,314
                                                                         --------   --------   --------
FEDERAL INCOME TAX EXPENSE (BENEFIT)
   Current                                                                 40,293     32,083     37,334
   Deferred                                                                 3,993     (9,960)     3,285
                                                                         --------   --------   --------
TOTAL FEDERAL INCOME TAX EXPENSE                                           44,286     22,123     40,619
                                                                         --------   --------   --------
EARNINGS BEFORE CHANGE IN ACCOUNTING PRINCIPLE                             94,737     67,364     92,695
                                                                         --------   --------   --------
   Change in Accounting Princple, Net of tax                                   --         --    (27,400)
                                                                         --------   --------   --------
NET EARNINGS                                                             $ 94,737   $ 67,364   $ 65,295
                                                                         ========   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF COMPREHENSIVE INCOME

                                                          FOR THE YEARS ENDED DECEMBER 31,
                                                          --------------------------------
(dollars in thousands)                                       2006      2005       2004
                                                          --------   --------   ----------
NET EARNINGS                                               $94,737   $ 67,364   $ 65,295
                                                           -------   --------   --------
OTHER COMPREHENSIVE INCOME (LOSS)
   Net unrealized gains (losses) on available-for-sale
      securities:
      Net unrealized holding gains (losses) arising
         during the period                                   1,403    (48,849)   (11,852)
      Reclassification adjustment for gains included in
         net earnings                                         (524)    (2,851)    (2,562)
                                                           -------   --------   --------
                                                               879    (51,700)   (14,414)
                                                           -------   --------   --------
   Adjustments for policyholder liabilities                  1,377     11,704     19,033
   Adjustments for deferred federal income taxes              (790)    13,999     (1,526)
   Adjustments for deferred policy acquisition costs            --         --       (260)
                                                           -------   --------   --------
Total other comprehensive income (loss), net of taxes        1,466    (25,997)     2,833
                                                           -------   --------   --------
COMPREHENSIVE INCOME                                       $96,203     41,367   $ 68,128
                                                           =======   ========   ========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                       STATEMENTS OF STOCKHOLDER'S EQUITY

                                                                  ACCUMULATED
                                                    ADDITIONAL       OTHER                       TOTAL
                                           COMMON     PAID-IN    COMPREHENSIVE    RETAINED   STOCKHOLDER'S
(dollars in thousands)                      STOCK     CAPITAL    INCOME (LOSS)    EARNINGS       EQUITY
                                           ------   ----------   -------------   ---------   -------------
BALANCE, JANUARY 1, 2004                   $2,500    $397,324      $ 11,465      $ 329,549    $ 740,838
Net earnings                                                                        65,295       65,295
Cash dividend paid to parent                                                       (97,500)     (97,500)
Other comprehensive income, net of taxes                              2,833                       2,833
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2004                  2,500     397,324        14,298        297,344      711,466
Net earnings                                                                        67,364       67,364
Other comprehensive loss, net of taxes                              (25,997)                    (25,997)
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2005                  2,500     397,324       (11,699)       364,708      752,833
Net earnings                                                                        94,737       94,737
Cash dividend paid to parent                                                      (180,000)    (180,000)
Other comprehensive income, net of taxes                              1,466                       1,466
                                           ------    --------      --------      ---------    ---------
BALANCE, DECEMBER 31, 2006                 $2,500    $397,324      $(10,233)     $ 279,445     $669,036
                                           ======    ========      ========      =========    =========

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                                  FOR THE YEARS ENDED DECEMBER 31,
(dollars in thousands)                                           ---------------------------------
                                                                    2006        2005        2004
                                                                 ---------   ---------   ---------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net earnings                                                     $  94,737   $  67,364   $  65,295
Noncash items included in earnings:
   Change in accounting principle, net of tax                           --          --      27,400
   Amortization of deferred policy acquisition costs                42,337     126,281       4,904
   Capitalization of policy acquisition costs                      (31,796)    (29,954)    (34,116)
   Amortization of deferred sales inducements                          944         352
   Capitalization of sales inducements                             (13,252)     (8,650)
   Amortization (Accretion) of unearned policy charge revenue      (10,357)    (68,309)      1,921
   Capitalization of unearned policy charge revenue                    298       1,692       2,539
   Amortization of investments                                       7,350       9,476      10,863
   Interest credited to policyholder liabilities                   101,837     106,444     119,804
   Change in guaranteed benefit liabilities                         (2,218)      1,797      (1,706)
   Deferred federal income tax expense (benefit)                     3,993      (9,960)      3,285
(Increase) decrease in operating assets:
   Trading account securities                                       28,148         642        (373)
   Accrued investment income                                         4,918       5,180       5,919
   Reinsurance receivables                                          (1,291)     (5,399)      2,172
   Affiliated receivables -- net                                     5,519          92      (5,611)
   Other                                                           (15,903)      2,848          59
Increase (decrease) in operating liabilities:
   Claims and claims settlement expenses                            11,279      (3,998)      2,648
   Other policyholder funds                                          5,025      (5,276)     (5,691)
   Liability for guaranty fund assessments                            (786)       (265)        (83)
   Federal income taxes -- current                                  (1,277)     (6,044)      3,470
   Affiliated payables -- net                                        9,982          --      (2,365)
   Other                                                             2,988       2,139      (3,214)
Other operating activities:
   Net realized investment gains                                    (1,236)     (2,622)     (3,999)
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by operating activities     241,239     183,830     193,121
                                                                 ---------   ---------   ---------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from (payments for):
   Sales of available-for-sale securities                          390,637     369,222     212,732
   Maturities of available-for-sale securities                     160,863     191,749     353,824
   Purchases of available-for-sale securities                     (236,551)   (503,621)   (406,551)
   Sales of limited partnerships                                     1,028       3,466       1,357
   Purchases of limited partnerships                                  (250)     (2,349)     (3,100)
   Policy loans on insurance contracts -- net                       23,269      37,893      56,501
                                                                 ---------   ---------   ---------
Net cash and cash equivalents provided by investing activities     338,996      96,360     214,763
                                                                 ---------   ---------   ---------

See Notes to Financial Statements.                                   (Continued)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                            STATEMENTS OF CASH FLOWS

                                                               FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------
(dollars in thousands)                                          2006        2005         2004
                                                             ---------   ---------   -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from (payments for):
   Cash dividend paid to parent                              $(180,000)  $      --   $   (97,500)
   Policyholder deposits (excludes internal policy
      replacement deposits)                                    685,069     623,148       730,643
   Policyholder withdrawals (including transfers from
      separate accounts)                                      (911,037)   (911,222)   (1,052,253)
                                                             ---------   ---------   -----------
Net cash and cash equivalents used in financing activities    (405,968)   (288,074)     (419,110)
                                                             ---------   ---------   -----------
Net increase (decrease) in cash and cash equivalents           174,267      (7,884)      (11,226)

Cash and cash equivalents, beginning of year                    56,319      64,203        75,429

Cash and cash equivalents, end of year                       $ 230,586   $  56,319   $    64,203
                                                             =========   =========   ===========
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid to affiliates for:
   Federal income taxes                                      $  41,570   $  38,127   $    33,864
   Interest                                                        494         332           260

See Notes to Financial Statements.

                      MERRILL LYNCH LIFE INSURANCE COMPANY
       (A WHOLLY OWNED SUBSIDIARY OF MERRILL LYNCH INSURANCE GROUP, INC.)
                          NOTES TO FINANCIAL STATEMENTS
                             (DOLLARS IN THOUSANDS)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

DESCRIPTION OF BUSINESS

Merrill Lynch Life Insurance Company (the "Company") is a wholly owned subsidiary of Merrill Lynch Insurance Group, Inc. ("MLIG"). The Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc. ("Merrill Lynch & Co."). The Company is domiciled in the State of Arkansas.

The Company sells non-participating annuity products, including variable annuities, modified guaranteed annuities and immediate annuities. The Company is currently licensed to sell insurance and annuities in forty-nine states, the District of Columbia, the U.S. Virgin Islands and Guam. The Company markets its products solely through the retail network of Merrill Lynch, Pierce, Fenner & Smith, Incorporated ("MLPF&S"), a wholly owned broker-dealer subsidiary of Merrill Lynch & Co.

BASIS OF REPORTING

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America and prevailing industry practices, both of which require management to make estimates that affect the reported amounts and disclosure of contingencies in the Financial Statements. Actual results could differ from those estimates.

The significant accounting policies and related judgments underlying the Company's Financial Statements are summarized below. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain.

Certain reclassifications and format changes have been made to prior year amounts to conform to the current year presentation.

REVENUE RECOGNITION

Revenues for variable annuity contracts consist of policy charges for i) mortality and expense risks, ii) certain guaranteed benefits selected by the contract owner, iii) administration fees, iv) annual contract maintenance charges, and v) withdrawal charges assessed on contracts surrendered during the withdrawal charge period.

Revenues for variable life insurance contracts consist of policy charges for i) mortality and expense risks, ii) cost of insurance fees, iii) amortization of front-end and deferred sales charges, and iv) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture variable life insurance contracts.

Revenues for interest-sensitive annuity contracts (market value adjusted annuities, immediate annuities, and single premium deferred annuities) and interest-sensitive life insurance contracts (single premium whole life insurance) consist of i) investment income, ii) gains (losses) on the sale of invested assets, and iii) withdrawal charges assessed on contracts surrendered during the withdrawal charge period. The Company does not currently manufacture single premium deferred annuities or single premium whole life contracts.

INVESTMENTS

The Company's investments in fixed maturity and equity securities are classified as either available-for-sale or trading and are reported at estimated fair value. Unrealized gains and losses on available-for-sale securities are included in stockholder's equity as a component of accumulated other comprehensive loss, net of taxes. These changes in estimated fair value are not reflected in the Statements of Earnings until a sale transaction occurs or when declines in fair value are deemed other-than-temporary. Unrealized gains and losses on trading account securities are included in net realized investment gains. During the first quarter 2006 the Company liquidated its trading portfolio.

If management determines that a decline in the value of an available-for-sale security is other-than-temporary, the carrying value is adjusted to estimated fair value and the decline in value is recorded as a net realized investment loss. Management makes this determination through a series of discussions with the Company's portfolio managers and credit analysts, information obtained from external sources (i.e. company announcements, ratings agency announcements, or news wire services) and the Company's ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment. The factors that may give rise to a potential other-than-temporary impairment include, but are not limited to, i) certain credit-related events such as default of principal or interest payments by the issuer, ii) bankruptcy of issuer, iii) certain security restructurings, and iv) fair market value less than amortized cost for an extended period of time. In the absence of a readily ascertainable market value, the estimated fair value on these securities represents management's best estimate and is based on comparable securities and other assumptions as appropriate. Management bases this determination on the most recent information available.

For fixed maturity securities, premiums are amortized to the earlier of the call or maturity date, discounts are accreted to the maturity date, and interest income is accrued daily. For equity securities, dividends are recognized on the ex-dividend date. Realized gains and losses on the sale or maturity of investments are determined on the basis of specific identification. Investment transactions are recorded on the trade date.

Certain fixed maturity and equity securities are considered below investment grade. The Company defines below investment grade securities as unsecured debt obligations that have a Standard and Poor's (or similar rating agency) rating lower than BBB-.

Investments in limited partnerships are carried at cost.

Policy loans on insurance contracts are stated at unpaid principal balances.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand and on deposit and short-term investments with original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS ("DAC")

Policy acquisition costs for variable annuities and variable life insurance contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of DAC.

Policy acquisition costs are principally commissions and a portion of certain other expenses relating to policy acquisition, underwriting and issuance that are primarily related to and vary with the production of new business. Insurance expenses and taxes reported in the Statements of Earnings are net of amounts deferred. Policy acquisition costs can also arise from the acquisition or reinsurance of existing inforce policies from other insurers. These costs include ceding commissions and professional fees related to the reinsurance assumed. The deferred costs are amortized in proportion to the estimated future gross profits over the anticipated life of the acquired insurance contracts utilizing an interest methodology.

During 1990, the Company entered into an assumption reinsurance agreement with an unaffiliated insurer. The acquisition costs relating to this agreement are being amortized over a twenty-five year period using an effective interest rate of 7.5%. This reinsurance agreement provided for payment of contingent ceding commissions, for a ten year period, based upon the persistency and mortality experience of the insurance contracts assumed. Payments made for contingent ceding commissions were capitalized and amortized using an identical methodology as that used for the initial acquisition costs. The following is a rollforward of the acquisition costs related to this reinsurance agreement for the years ended December 31:

                      2006       2005       2004
                    --------   --------   --------
Beginning balance   $ 54,781   $ 62,099   $ 69,289
Interest accrued       4,109      4,657      5,197
Amortization         (12,497)   (11,975)   (12,387)
                    --------   --------   --------
Ending balance      $ 46,393   $ 54,781   $ 62,099
                    ========   ========   ========

The following table presents the expected amortization, net of interest accrued, of these deferred acquisition costs over the next five years. Amortization may be adjusted based on periodic evaluation of the expected gross profits on the reinsured policies.

 2007     2008     2009     2010     2011
------   ------   ------   ------   ------
$6,184   $5,801   $5,628   $5,339   $5,159

DEFERRED SALES INDUCEMENTS

The Company offers a sales inducement whereby the contract owner receives a bonus which increases the initial account balance by an amount equal to a specified percentage of the contract owner's deposit. This amount may be subject to recapture under certain circumstances. Consistent with DAC, sales inducements for variable annuity contracts are deferred and amortized based on the estimated future gross profits for each group of contracts. These future gross profit estimates are subject to periodic evaluation by the Company, with necessary revisions applied against amortization to date. The impact of these revisions on cumulative amortization is recorded as a charge or credit to current operations, commonly referred to as "unlocking". It is reasonably possible that estimates of future gross profits could be reduced in the future, resulting in a material reduction in the carrying amount of the deferred sales inducement asset.

The expense and the subsequent capitalization and amortization are recorded as a component of policy benefits in the Statements of Earnings.

SEPARATE ACCOUNTS

The Company's Separate Accounts consist of variable annuities and variable life insurance contracts, of which the assets and liabilities are legally segregated and reported as separate captions in the Balance Sheets. Separate Accounts are established in conformity with Arkansas State Insurance Law and are generally not chargeable with liabilities that arise from any other business of the Company. Separate Accounts assets may be subject to claims of the Company only to the extent the value of such assets exceeds Separate Accounts liabilities. The assets of the Separate Accounts are carried at the daily net asset value of the mutual funds in which they invest.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, the net investment income and net realized and unrealized gains and losses attributable to Separate Accounts assets supporting variable annuities and variable life contracts accrue directly to the contract owner and are not reported as revenue in the Statements of Earnings. Mortality, guaranteed benefit fees, policy administration, maintenance, and withdrawal charges associated with Separate Accounts products are included in policy charge revenue in the Statements of Earnings.

POLICYHOLDER ACCOUNT BALANCES

The Company's liability for policyholder account balances represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. The liability is generally equal to the accumulated account deposits plus interest credited less policyholders' withdrawals and other charges assessed against the account balance. Interest-crediting rates for the Company's fixed rate products are as follows:

Interest-sensitive life products        4.00% -- 4.85%
Interest-sensitive deferred annuities   1.20% -- 6.80%

These rates may be changed at the option of the Company after initial guaranteed rates expire, unless contracts are subject to minimum interest rate guarantees.

FUTURE POLICY BENEFITS

The Company's liability for future policy benefits consists of liabilities for immediate annuities and liabilities for certain guaranteed benefits contained in the variable insurance products the Company manufactures. Liabilities for immediate annuities are equal to the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment generally depends on policyholder mortality. Interest rates used in establishing such liabilities range from 3.00% to 11.00%. Liabilities for guaranteed benefits for variable annuity and life insurance contracts are discussed in more detail in Note 6 of the Financial Statements.

CLAIMS AND CLAIMS SETTLEMENT EXPENSES

Liabilities for claims and claims settlement expenses equal the death benefit (plus accrued interest) for claims that have been reported to the Company but have not settled and an estimate, based upon prior experience, for unreported claims.

UNEARNED POLICY CHARGE REVENUE ("UPCR")

Certain variable life insurance products contain policy charges that are assessed at policy issuance. These policy charges are deferred and accreted into policy charge revenue based on the estimated future gross profits for each group of contracts, consistent with the amortization of DAC. The impact of any revisions on cumulative accretion is recorded as a charge or credit to current operations, commonly referred to as "unlocking". The Company records a liability equal to the unaccreted balance of these policy charges on the Balance Sheets. The accretion of the UPCR is recorded as a component of policy charge revenue in the Statement of Earnings.

FEDERAL INCOME TAXES

The results of operations of the Company are included in the consolidated Federal income tax return of Merrill Lynch & Co. The Company has entered into a tax-sharing agreement with Merrill Lynch & Co. whereby the Company will calculate its current tax provision based on its operations. Under the agreement, the Company periodically remits to Merrill Lynch & Co. its current federal income tax liability.

The Company provides for income taxes on all transactions that have been recognized in the financial statements in accordance with Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes. Accordingly, deferred taxes are adjusted to reflect the tax rates at which future taxable amounts will likely be settled or realized. The effects of tax rate changes on future deferred tax liabilities and deferred tax assets, as well as other changes in income tax laws, are recognized in net earnings in the period during which such changes are enacted.

The Company is subject to taxes on premiums and is exempt from state income taxes in most states.

ACCOUNTING PRONOUNCEMENTS

In February 2007, the Financial Accounting Standards Board ("FASB") issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. SFAS No. 159 provides a fair value option election that allows companies to irrevocably elect fair value as the initial and subsequent measurement attribute for certain financial assets and liabilities, with changes in fair value recognized in earnings as they occur. SFAS No. 159 permits the fair value option election on an instrument by instrument basis at initial recognition of an asset or liability or upon an event that gives rise to a new basis of accounting for that instrument. SFAS No. 159 is effective as of the beginning of an entity's first fiscal year that begins after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007 provided that the entity makes that choice in the first 120 days of that fiscal year, has not yet issued financial statements for any interim period of the fiscal year of adoption, and also elects to apply the provisions of Statement No. 157, Fair Value Measurements ("SFAS No. 157"). The Company intends to early adopt SFAS No. 159 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2007, the Company adopted Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Since the Company's practice of accounting for deferred acquisition costs, in connection with modifications or exchanges, substantially meets the provisions prescribed within SOP 05-1, the adoption of SOP 05-1 did not have a material impact on the Company's Financial Statements.

As of December 31, 2006, the Company adopted Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements. The interpretations in the SAB provides the Staff's views regarding the process of quantifying financial statement misstatements. Specifically, the SEC staff believes that registrants must quantify the impact on current period financial statements of correcting all misstatements, including both those occurring in the current period and the effect of reversing those that have accumulated from prior periods. Since the Company's method for quantifying financial statement misstatements already considers those occurring in the current period and the effect of reversing those that have accumulated from prior periods, the adoption of the SAB did not have an impact on the Company's Financial Statements.

In September 2006, the FASB issued SFAS No. 157 Fair Value Measurements. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS No. 157 is effective for Financial Statements issued for fiscal years beginning after November 15, 2007 with early adoption permitted. The Company intends to early adopt SFAS No. 157 as of the first quarter of fiscal 2007. The adoption is not expected to have a material impact on the Company's Financial Statements.

In June 2006, the FASB issued Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in a company's Financial Statements and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company will adopt FIN 48 in the first quarter of 2007. The adoption of FIN 48 is not expected to have a material impact on the Company's Financial Statements.

On January 1, 2004, the Company adopted the provisions of SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 required the establishment of a liability for contracts that contain death or other insurance benefits using a reserve methodology that was different from the methodology that the Company previously employed. As a result, the Company recorded a $41,304 increase in policyholder liabilities and a $850 decrease in deferred policy acquisition costs resulting in a charge to earnings of $27,400, net of a federal income tax benefit of $14,754, which was reported as a cumulative effect of a change in accounting principle during 2004.

NOTE 2. ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Financial instruments are carried at fair value or amounts that approximate fair value. The carrying values of financial instruments at December 31 were:

                                                 2006          2005
                                             -----------   -----------
Assets:
   Fixed maturity securities (1)             $ 1,570,383   $ 1,884,039
   Equity securities (1)                          72,728        64,278
   Trading account securities (1)                     --        27,436
   Limited partnerships (2)                       11,417        12,195
   Policy loans on insurance contracts (3)       968,874       992,143
   Cash and cash equivalents (4)                 230,586        56,319
   Separate accounts assets (5)               11,330,397    10,917,234
                                             -----------   -----------
   Total assets:                             $14,184,385   $13,953,644
                                             ===========   ===========
Liabilities :
   Policyholder account balances (6)         $ 2,047,973   $ 2,163,838
                                             ===========   ===========

----------
(1) For publicly traded securities, the estimated fair value is determined using quoted market prices. For securities without a readily ascertainable market value, the Company utilizes pricing services and broker quotes. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the balance sheets.

(2) The Company has investments in three limited partnerships that do not have readily ascertainable market values. Management has estimated the fair value of two of the partnerships as equal to cost, based on the review of the underlying investments of the partnerships. During 2005, the Company recognized a realized investment loss of $311 and reduced the carrying value of the third partnership to zero.

(3) The Company estimates the fair value of policy loans as equal to the book value of the loans. Policy loans are fully collateralized by the account value of the associated insurance contracts, and the spread between the policy loan interest rate and the interest rate credited to the account value held as collateral is fixed.

(4) The estimated fair value of cash and cash equivalents approximates the carrying value.

(5) Assets held in the Separate Accounts are carried at the net asset value provided by the fund managers.

(6) The Company records certain adjustments to policyholder account balances in conjunction with the unrealized holding gains or losses on investments classified as available-for-sale. The Company adjusts a portion of these liabilities as if the unrealized holding gains or losses had actually been realized, with corresponding credits or charges reported in accumulated other comprehensive loss, net of taxes.

NOTE 3. INVESTMENTS

The amortized cost and estimated fair value of investments in fixed maturity securities and equity securities (excluding trading account securities) at December 31 were:

                                                                2006
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains        Losses       Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,424,640     $7,509       $22,568    $1,409,581
   Mortgage-backed securities                91,956        226           376        91,806
   U.S. Government and agencies              44,363        200           419        44,144
   Foreign governments                       21,281        321           648        20,954
   Municipals                                 3,956         38            96         3,898
                                         ----------     ------       -------    ----------
Total fixed maturity securities          $1,586,196     $8,294       $24,107    $1,570,383
                                         ==========     ======       =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   70,021     $2,869       $   162    $   72,728
                                         ==========     ======       =======    ==========

                                                                2005
                                         -------------------------------------------------
                                            Cost/        Gross        Gross      Estimated
                                          Amortized   Unrealized   Unrealized      Fair
                                            Cost         Gains       Losses        Value
                                         ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities             $1,807,866     $13,939      $30,359    $1,791,446
   U.S. Government and agencies              44,593         576          451        44,718
   Mortgage-backed securities                22,755         394          402        22,747
   Foreign governments                       21,369         415          716        21,068
   Municipals                                 4,023          41            4         4,060
                                         ----------     -------      -------    ----------
Total fixed maturity securities          $1,900,606     $15,365      $31,932    $1,884,039
                                         ==========     =======      =======    ==========
Equity securities:
   Non-redeemable preferred stocks       $   61,584     $ 2,662      $    93    $   64,153
   Investment in Separate Accounts (1)          112          13           --           125
                                         ----------     -------      -------    ----------
Total equity securities                  $   61,696     $ 2,675      $    93    $   64,278
                                         ==========     =======      =======    ==========

----------
(1)  The Company's investment in the Separate Accounts was sold during 2006.

Estimated fair value and gross unrealized losses by length of time that certain fixed maturity and equity securities have been in a continuous unrealized loss position at December 31, 2006 were:

                                                                        2006
                                     --------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months              Total
                                     ----------------------   -----------------------   -----------------------
                                     Estimated                 Estimated                 Estimated
                                        Fair     Unrealized      Fair      Unrealized      Fair      Unrealized
                                       Value       Losses        Value       Losses        Value       Losses
                                     ---------   ----------   ----------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $116,759     $1,074     $  961,147      21,494    $1,077,906     $22,568
   Foreign governments                      62         --         17,844         648        17,906         648
   U.S. Government and agencies         15,057        143         21,862         276        36,919         419
   Mortgage-backed securities            5,555         15         14,886         361        20,441         376
   Municipals                            2,104         96             --          --         2,104          96
Equity securities:
   Non-redeemable preferred stocks      17,408        134            483          28        17,891         162
                                      --------     ------     ----------     -------    ----------     -------
Total temporarily impaired
   securities                         $156,945     $1,462     $1,016,222     $22,807    $1,173,167     $24,269
                                      ========     ======     ==========     =======    ==========     =======

                                                                        2005
                                     -------------------------------------------------------------------------
                                       Less than 12 months      More than 12 Months             Total
                                     ----------------------   ----------------------   -----------------------
                                     Estimated                Estimated                 Estimated
                                        Fair     Unrealized      Fair     Unrealized      Fair      Unrealized
                                       Value       Losses       Value       Losses        Value       Losses
                                     ---------   ----------   ---------   ----------   ----------   ----------
Fixed maturity securities:
   Corporate debt securities          $852,876     $15,046     $467,689      15,313    $1,320,565     $30,359
   Foreign governments                   1,951          47       15,823         669        17,774         716
   U.S. Government and agencies          5,286           7       16,692         444        21,978         451
   Mortgage-backed securities            5,647          79        9,308         323        14,955         402
   Municipals                            2,651           4           --          --         2,651           4
Equity securities:
   Non-redeemable preferred stocks       5,292          67          490          26         5,782          93
                                      --------     -------     --------     -------    ----------     -------
   Total temporarily impaired
      securities                      $873,703     $15,250     $510,002     $16,775    $1,383,705     $32,025
                                      ========     =======     ========     =======    ==========     =======

Unrealized losses are primarily due to price fluctuations resulting from changes in interest rates and credit spreads. Based on the most recent available information, the Company has the ability and intent to hold the investments for a period of time sufficient for a forecasted market price recovery up to or beyond the amortized cost of the investment.

There were no recorded realized investment losses due to other-than-temporary declines in fair value of securities in 2006. The Company recorded realized investment losses due to other-than-temporary declines in fair value of $1,937 and $2,129 for the years ended December 31, 2005 and 2004, respectively.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by contractual maturity were:

                                                      2006
                                            -----------------------
                                                         Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  288,695   $  286,606
   Due after one year through five years       827,644      813,813
   Due after five years through ten years      284,352      283,360
   Due after ten years                          93,549       94,798
                                            ----------   ----------
                                             1,494,240    1,478,577
   Mortgage-backed securities                   91,956       91,806
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
Fixed maturity securities:
   Due in one year or less                  $  224,814   $  223,708
   Due after one year through five years     1,219,632    1,200,236
   Due after five years through ten years      319,999      320,200
   Due after ten years                         113,406      117,148
                                            ----------   ----------
                                             1,877,851    1,861,292
   Mortgage-backed securities                   22,755       22,747
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========

In the preceding tables fixed maturity securities not due at a single maturity date have been included in the year of final maturity. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

The amortized cost and estimated fair value of fixed maturity securities at December 31 by rating agency equivalent were:

                                                      2006
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  260,478   $  258,082
AA                                             307,490      303,167
A                                              533,715      527,398
BBB                                            467,182      464,259
Below investment grade                          17,331       17,477
                                            ----------   ----------
Total fixed maturity securities             $1,586,196   $1,570,383
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

                                                      2005
                                            -----------------------
                                                          Estimated
                                             Amortized      Fair
                                               Cost         Value
                                            ----------   ----------
AAA                                         $  208,688   $  206,236
AA                                             305,894      300,621
A                                              716,440      710,750
BBB                                            641,376      639,643
Below investment grade                          28,208       26,789
                                            ----------   ----------
Total fixed maturity securities             $1,900,606   $1,884,039
                                            ==========   ==========
Investment grade                                    99%          99%
Below investment grade                               1%           1%

At December 31, 2006 and 2005, the carrying value of fixed maturity securities rated BBB- were $58,695 and $131,960, respectively, which is the lowest investment grade rating given by Standard and Poor's.

The components of net unrealized gains (losses) included in accumulated other comprehensive loss, net of taxes, at December 31 were as follows:

                                             2006       2005
                                           --------   --------
Assets:
   Fixed maturity securities               $(15,813)  $(16,567)
   Equity securities                          2,707      2,582
                                           --------   --------
                                            (13,106)   (13,985)
                                           --------   --------
Liabilities:
   Policyholder account balances              2,636      4,013
   Federal income taxes -- deferred          (5,509)    (6,299)
                                           --------   --------
                                             (2,873)    (2,286)
                                           --------   --------
Stockholder equity:
   Accumulated other comprehensive loss,
      net of taxes                         $(10,233)  $(11,699)
                                           ========   ========

Proceeds and gross realized investment gains and losses from the sale of available-for-sale securities for the years ended December 31 were as follows:

                                     2006       2005       2004
                                   --------   --------   --------
Proceeds                           $390,637   $369,222   $212,732
Gross realized investment gains       4,533      7,026      7,927
Gross realized investment losses      4,009      4,175      5,365

The Company considers fair value at the date of sale to be equal to proceeds received. Proceeds on the sale of available-for-sale securities sold at a realized loss were $156,475, $191,302 and $66,006 for the years ended December 31, 2006, 2005 and 2004, respectively.

During the 2006, 2005 and 2004 the Company incurred realized investment losses in order to further diversify and match the duration of its invested assets to corresponding policyholder liabilities.

The Company had investment securities with a carrying value of $22,355 and $22,756 that were deposited with insurance regulatory authorities at December 31, 2006 and 2005, respectively.

Excluding investments in U.S. Government and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

Net investment income by source for the years ended December 31 was as follows:

                                        2006       2005       2004
                                      --------   --------   --------
Fixed maturity securities             $ 84,176   $ 91,754   $ 97,750
Policy loans on insurance contracts     50,755     51,346     55,243
Cash and cash equivalents                6,030      2,673      2,059
Equity securities                        4,739      4,313      5,199
Limited partnerships                        15        483         30
Other                                     (149)        38        374
                                      --------   --------   --------
Gross investment income                145,566    150,607    160,655
Less investment expenses                (2,949)    (2,877)    (3,575)
                                      --------   --------   --------
Net investment income                 $142,617   $147,730   $157,080
                                      ========   ========   ========

Net realized investment gains (losses), for the years ended December 31 were as follows:

                                 2006     2005     2004
                                ------   ------   -------
Trading account securities      $  712   $   82   $1,437
Fixed maturity securities          447    2,854    1,628
Equity securities                   77       (3)     934
Limited partnerships                --     (311)      --
                                ------   ------   ------
Net realized investment gains   $1,236   $2,622   $3,999
                                ======   ======   ======

The Company maintained a trading portfolio comprised of convertible debt and equity securities. The net unrealized holdings losses on trading account securities included in net realized investment gains were $1,012 and $359 at December 31, 2005 and 2004, respectively.

NOTE 4. DAC AND UPCR

The components of amortization of DAC for the years ended December 31 were as follows:

                                                             2006       2005       2004
                                                           --------   --------   --------
Normal amortization related to variable life
   and annuity insurance products                          $ 58,994   $ 44,415   $ 46,230
Unlocking related to variable life insurance products         1,055     55,492         --
Unlocking related to variable annuity insurance products    (17,712)    26,374    (41,326)
                                                           --------   --------   --------
Total amortization of DAC                                  $ 42,337   $126,281   $  4,904
                                                           ========   ========   ========

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims relating to its variable universal life insurance product. In addition, the Company updated its DAC model to reflect actual market returns, which were favorable as compared to expectations, for its variable annuity products resulting in favorable unlocking. This is consistent with the application of the reversion to the mean approach, which is described in more detail below.

During 2005, the Company lowered its future gross profit assumptions on certain variable life insurance and annuity products resulting from historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in UPCR accretion.

During 2004, the Company elected to adopt new assumptions for market returns associated with assets held in the variable annuity Separate Accounts. If returns over a determined historical period differ from the Company's long-term assumption, returns for future determined periods are calculated so that the long-term assumption is achieved. This method for projecting market returns is known as reversion to the mean, a standard industry practice. The Company previously established estimates for market returns based on actual historical results and on future anticipated market returns without the use of a mean reversion technique.

The components of accretion of UPCR for the years ended December 31 were as follows:

                                                                 2006      2005      2004
                                                               -------   -------   -------
Normal accretion related to variable life insurance products   $ 8,825   $   400   $(1,921)
Unlocking related to variable life insurance products            1,532    67,909        --
                                                               -------   -------   -------
Total accretion of UPCR                                        $10,357   $68,309   $(1,921)
                                                               =======   =======   =======

During 2006, the Company revised its reinsurance and mortality assumptions and historical claims for the current year on its variable universal life insurance product. The increase in normal UPCR accretion during 2006 is attributable to lower mortality as compared to 2005.

During 2005, the Company lowered its future gross profit assumptions on its variable life insurance product in connection to historical surrender experience and reinsurance assumptions. This adjustment resulted in a corresponding and partially offsetting increase in DAC amortization.

NOTE 5. DEFERRED SALES INDUCEMENTS

During 2005, the Company introduced a new variable annuity product in which certain contracts contain sales inducements. The components of deferred sales inducements for the years ended December 31 were as follows:

                      2006      2005
                    --------   ------
Beginning balance   $ 8,298    $   --
Capitalization       13,252     8,650
Amortization         (1,884)     (352)
Unlocking               940        --
                    -------    ------
Ending balance      $20,606    $8,298
                    =======    ======

NOTE 6. VARIABLE CONTRACTS CONTAINING GUARANTEED BENEFITS

VARIABLE ANNUITY CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company issues variable annuity contracts in which the Company may contractually guarantee to the contract owner a guaranteed minimum death benefit ("GMDB") and/or an optional guaranteed living benefit provision. The living benefit provisions offered by the Company include a guaranteed minimum income benefit ("GMIB") and a guaranteed minimum withdrawal benefit ("GMWB"). Information regarding the general characteristics of each guaranteed benefit type is provided below:

     - In general, contracts containing GMDB provisions provide a death benefit equal to the greater of the GMDB or the contract value. Depending on the type of contract, the GMDB may equal: i) contract deposits accumulated at a specified interest rate, ii) the contract value on specified contract anniversaries, iii) return of contract deposits, or iv) some combination of these benefits. Each benefit type is reduced for contract withdrawals.

     - In general, contracts containing GMIB provisions provide the option to receive a guaranteed future income stream upon annuitization. There is a waiting period of ten years that must elapse before the GMIB provision can be exercised.

     - Contracts containing GMWB provisions provide the contract owner the ability to withdraw minimum annual payments regardless of the impact of market performance on the contract owner's account value. In general, withdrawal percentages are based on the contract owner's age at the time of the first withdrawal. The Company began offering the GMWB benefit provision in March 2006.

The Company had the following variable annuity contracts containing guaranteed benefits at December 31:

                                                     2006                         2005
                                          --------------------------   --------------------------
                                            GMDB       GMIB     GMWB     GMDB       GMIB     GMWB
                                          --------   --------   ----   --------   --------   ----
Net amount at risk (1)                    $693,011   $  1,906   $ 91   $982,449   $  1,912   $n/a
Average attained age of contract owners         68         59     71         67         59    n/a
Weighted average period remaining
   until expected annuitization                n/a    7.6 yrs    n/a        n/a    8.3 yrs    n/a

----------
(1) Net amount at risk for GMDB is defined as the current GMDB in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMIB is defined as the present value of the minimum guaranteed annuity payments available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

     Net amount at risk for GMWB is defined as the present value of the minimum guaranteed withdrawals available to the contract owner in excess of the contract owners' account balance at the balance sheet date.

The Company records liabilities for contracts containing GMDB and GMIB provisions as a component of future policy benefits in the Balance Sheets. Changes in these guaranteed benefit liabilities are included as a component of policy benefits in the Statement of Earnings. The GMDB and GMIB liabilities are calculated in accordance with SOP 03-1 and are determined by projecting future expected guaranteed benefits under multiple scenarios for returns on Separate Accounts assets. The Company uses estimates for mortality and surrender assumptions based on actual and projected experience for each contract type. These estimates are consistent with the estimates used in the calculation of DAC. The Company regularly evaluates the estimates used and adjusts the GMDB and/or GMIB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised.

The variable annuity GMDB and GMIB liabilities for the years ended December 31 were as follows:

                                 GMDB      GMIB
                               --------   ------
Balance at January 1, 2005     $106,222   $  587
Guaranteed benefits incurred     28,761    1,658
Guaranteed benefits paid        (24,466)      --
Unlocking                        (4,308)      --
                               --------   ------
Balance at December 31, 2005    106,209    2,245
Guaranteed benefits incurred     28,405    2,530
Guaranteed benefits paid        (22,622)      --
Unlocking                       (11,691)   1,007
                               --------   ------
Balance at December 31, 2006   $100,301   $5,782
                               ========   ======

The Company unlocked its GMDB liabilities during 2006 and 2005 and its GMIB liabilities during 2006 as a result of modeling refinements that were implemented.

The Company records liabilities for contracts containing GMWB provisions as a component of other policyholder funds in the Balance Sheets, with changes in the fair value recognized as a component of policy benefits in the Statement of Earnings. In accordance with SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, the GMWB provision is treated as an embedded derivative and is required to be reported separately from the host variable annuity contract. The fair value of the GMWB obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of market return scenarios and other best estimate assumptions. The Company regularly evaluates the estimates used and adjusts the GMWB liability balances with a related charge or credit to earnings ("unlocking"), if actual experience or evidence suggests that earlier assumptions should be revised. Based on the Company's modeling assumptions, the variable annuity GMWB liability at December 31, 2006 was $0.

At December 31, contract owners' account balances by mutual fund class for contracts containing guaranteed benefit provisions were distributed as follows:

                                                       2005
                        -----------------------------------------------------------------
                                                  Money
                          Equity        Bond      Market   Balanced    Other      Total
                        ----------   ---------   -------   --------   ------   ----------
GMDB only               $4,179,526   1,299,032   652,257    244,804    4,304   $6,379,923
GMDB and GMIB            1,240,068     333,382   245,410     85,355   14,613    1,918,828
GMIB only                   31,763       6,613     1,216      8,547    2,193       50,332
No guaranteed benefit        5,911       1,565       111      2,306      446       10,339
                        ----------   ---------   -------    -------   ------   ----------
Total                   $5,457,268   1,640,592   898,994    341,012   21,556   $8,359,422
                        ==========   =========   =======    =======   ======   ==========

VARIABLE LIFE CONTRACTS CONTAINING GUARANTEED BENEFITS

The Company has issued variable life contracts in which the Company contractually guarantees to the contract owner a GMDB. In general, contracts containing GMDB provisions provide a death benefit equal to the amount specified in the contract regardless of the level of the contract's account value.

The Company records liabilities for contracts containing GMDB provisions as a component of future policy benefits. Changes in the GMDB liabilities are included as a component of policy benefits in the Statements of Earnings. The variable life GMDB liability at December 31, 2006 and 2005 was $2,286 and $2,132 respectively. The variable life GMDB liability is set as a percentage of asset-based fees and cost of insurance charges deducted from contracts that include a GMDB provision. The percentage is established based on the Company's estimate of the likelihood of future GMDB claims.

At December 31, contract owners' account balances by mutual fund class for contracts containing GMDB provisions were distributed as follows:

                  2006         2005
               ----------   ----------
Balanced       $1,013,969   $  951,955
Equity            983,622      977,768
Bond              342,893      371,649
Money Market      251,172      245,084
Other                  --       11,356
               ----------   ----------
Total          $2,591,656   $2,557,812
               ==========   ==========

NOTE 7. FEDERAL INCOME TAXES

The following is a reconciliation of the provision for income taxes based on earnings before Federal income taxes, computed using the Federal statutory tax rate, versus the reported provision for income taxes for the years ended December 31:

                                             2006      2005      2004
                                           -------   -------   -------
Provisions for income taxes computed at
   Federal statutory rate                  $48,658   $31,320   $46,660
Decrease in income taxes resulting from:
   Dividend received deduction              (3,657)   (8,615)   (6,635)
   Foreign tax credit                         (715)     (582)      594
                                           -------   -------   -------
Federal income tax provision               $44,286   $22,123   $40,619
                                           =======   =======   =======

The Federal statutory rate for each of the three years ended December 31 was 35%.

The Company provides for deferred income taxes resulting from temporary differences that arise from recording certain transactions in different years for income tax reporting purposes than for financial reporting purposes. The sources of these differences and the tax effect of each were as follows:

                                             2006      2005       2004
                                           -------   --------   --------
Deferred sales inducements                 $ 4,308   $  2,904   $     --
Unearned revenue                             3,521     23,316     (1,561)
Reinsurance adjustments                      2,175         --         --
Investment adjustment                          557      5,645        476
Liability for guaranty fund assessments        275         93         29
DAC (1)                                       (288)   (29,060)    15,013
Other                                         (387)    (3,497)        60
Policyholder account balances (1)           (6,168)    (9,361)   (10,732)
                                           -------   --------   --------
Deferred Federal income tax provision
   (benefit)                               $ 3,993   $ (9,960)  $  3,285
                                           =======   ========   ========

----------
(1) The 2004 amounts exclude deferred tax benefits related to the adoption of SOP 03-1 (see Note 1 to the Financial Statements).

Deferred tax assets and liabilities at December 31 were as follows:

                                               2006      2005
                                             -------   -------
Deferred tax assets:
   Policyholder account balances             $64,914   $58,746
   Unearned revenue                           12,440    15,961
   Net unrealized investment loss on
      investment securities                    5,510     6,300
   Liability for guaranty fund assessments     2,102     2,377
                                             -------   -------
Total deferred tax assets                     84,966    83,384
                                             -------   -------
Deferred tax liabilities:
   DAC                                        77,469    77,757
   Deferred sales inducements                  7,212     2,904
   Reinsurance adjustments                     2,175        --
   Investment adjustments                        791       234
   Other                                         165       552
                                             -------   -------
Total deferred tax liabilities                87,812    81,447
                                             -------   -------
Net deferred tax asset (liability)           $(2,846)  $ 1,937
                                             =======   =======

The Company anticipates that all deferred tax assets will be realized; therefore no valuation allowance has been provided.

NOTE 8. REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured life and to recover a portion of benefits paid by ceding mortality risk to other insurance enterprises or reinsurers under indemnity reinsurance agreements, primarily excess coverage and coinsurance agreements. The maximum amount of mortality risk retained by the Company is approximately $500 on single life policies and $750 on joint life policies.

Indemnity reinsurance agreements do not relieve the Company from its obligations to contract owners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company regularly evaluates the financial condition of its reinsurers so as to minimize its exposure to significant losses from reinsurer insolvencies. As of December 31, 2006, the Company held collateral under reinsurance agreements in the form of letters of credit and funds withheld totaling $600 that can be drawn upon for delinquent reinsurance recoverables.

As of December 31, 2006 the Company had the following life insurance inforce:

                                                                             Percentage
                                       Ceded to      Assumed                  of amount
                            Gross        other     from other       Net      assumed to
                           amount      companies    companies     amount         net
                         ----------   ----------   ----------   ----------   ----------
Life insurance inforce   $9,847,143   $2,655,819      $845      $7,192,169      0.01%

The Company is party to an indemnity reinsurance agreement with an unaffiliated insurer whereby the Company coinsures, on a modified coinsurance basis, 50% of the unaffiliated insurer's variable annuity contracts sold through the Merrill Lynch & Co. distribution system from January 1, 1997 to June 30, 2001.

In addition, the Company seeks to limit its exposure to guaranteed benefit features contained in certain variable annuity contracts. Specifically, the Company reinsures certain GMIB and GMDB provisions to the extent reinsurance capacity is available in the marketplace. As of December 31, 2006, 69% and 6% of the account value for variable annuity contracts containing GMIB and GMDB provisions, respectively, were reinsured.

NOTE 9. RELATED PARTY TRANSACTIONS

The Company and MLIG are parties to a service agreement whereby MLIG has agreed to provide certain accounting, data processing, legal, actuarial, management, advertising and other services to the Company. Expenses incurred by MLIG in relation to this service agreement are reimbursed by the Company on an allocated cost basis. Charges allocated to the Company by MLIG pursuant to the agreement were $29,692, $33,127 and $33,164 for 2006, 2005 and 2004, respectively. Charges attributable to this agreement are included in insurance expenses and taxes, except for investment related expenses, which are included in net investment income. The Company is allocated interest expense on its accounts payable to MLIG that approximates the daily Federal funds rate. Total intercompany interest incurred was $494, $332 and $260 for 2006, 2005 and 2004, respectively. Intercompany interest is included in net investment income.

The Company has a general agency agreement with Merrill Lynch Life Agency Inc. ("MLLA") whereby registered representatives of MLPF&S, who are the Company's licensed insurance agents, solicit applications for contracts to be issued by the Company. MLLA is paid commissions for the contracts sold by such agents. Commissions paid to MLLA were $57,298, $54,058 and $56,506 for 2006, 2005 and 2004, respectively. Certain commissions were capitalized as DAC and are being amortized in accordance with the accounting policy discussed in Note 1 to the Financial Statements. Charges attributable to this agreement are included in insurance expenses and taxes, net of amounts capitalized.

Effective September 30, 2006, Merrill Lynch & Co. transferred the Merrill Lynch Investment Managers, L.P. ("MLIM") investment management business to BlackRock, Inc. ("BlackRock") in exchange for approximately half of the economic interest in the combined firm, including a 45% voting interest. Under this agreement, all previous investment management services performed by MLIM were merged into BlackRock. Prior to September 30, 2006, the Company and MLIM were parties to a service agreement whereby MLIM agreed to provide certain invested asset management services to the Company. The Company paid a fee to MLIM, for these services through the MLIG service agreement. Charges paid to MLIM through the first three quarters of 2006 and allocated to the Company by MLIG were $1,172. Charges for 2005 and 2004 were $1,681 and $1,821, respectively.

MLIG has entered into agreements with i) Roszel Advisors, LLC ("Roszel"), a subsidiary of MLIG, with respect to administrative services for the MLIG Variable Insurance Trust ("the Trust") and ii) the former MLIM, now BlackRock, with respect to administrative services for the Merrill Lynch Series Fund, Inc., Merrill Lynch Variable Series Funds, Inc. and Mercury Variable Trust, (collectively, "the Funds"). Certain Separate Accounts of the Company may invest in the various mutual fund portfolios of the Trust and Funds in connection with the variable life insurance and annuity contracts the Company has inforce. Under these agreements, Roszel and MLIM pay MLIG an amount equal to a percentage of the assets invested in the Trust and Funds through the Separate Accounts. Revenue attributable to these agreements is included in policy charge revenue. The Company received from MLIG its allocable share of such compensation from Roszel in the amount of $2,492, $2,528 and $2,347 during 2006, 2005 and 2004, respectively. The Company received from MLIG its allocable share of such compensation from MLIM in the amount of $12,700 through the first three quarters of 2006. Compensation from MLIM for 2005 and 2004 was $16,588 and $17,896, respectively.

While management believes that the service agreements referenced above are calculated on a reasonable basis, they may not necessarily be indicative of the costs that would have been incurred with an unrelated third party. Affiliated agreements generally contain reciprocal indemnity provisions pertaining to each party's representations and contractual obligations thereunder.

NOTE 10. STOCKHOLDER'S EQUITY AND STATUTORY REGULATIONS

During 2006, the Company paid cash dividends of $180,000 to MLIG, of which $39,845 were ordinary dividends. During 2005, the Company did not pay a dividend. During 2004, the Company paid a cash dividend of $97,500 to MLIG, of which $29,322 was an ordinary dividend.

Applicable insurance department regulations require that the Company report its accounts in accordance with statutory accounting practices. Statutory accounting practices differ from principles utilized in these financial statements as follows: policy acquisition costs are expensed as incurred, policyholder liabilities are established using different actuarial assumptions, provisions for deferred income taxes are limited to temporary differences that will be recognized within one year, and securities are valued on a different basis.

The Company's statutory financial statements are presented on the basis of accounting practices prescribed or permitted by the Arkansas Insurance Department. The State of Arkansas has adopted the National Association of Insurance Commissioners ("NAIC") statutory accounting practices as a component of prescribed or permitted practices by the State of Arkansas.

Statutory capital and surplus at December 31, 2006 and 2005 were $418,100 and $400,951, respectively. At December 31, 2006 and 2005, approximately $41,560 and $39,845, respectively, of stockholder's equity was available for distribution to MLIG that does not require approval by the Arkansas Insurance Department.

The Company's statutory net income for 2006, 2005 and 2004 was $193,731, $117,262 and $79,115, respectively.

The NAIC utilizes the Risk Based Capital ("RBC") adequacy monitoring system. The RBC calculates the amount of adjusted capital that a life insurance company should hold based upon that company's risk profile. As of December 31, 2006 and 2005, based on the RBC formula, the Company's total adjusted capital level was well in excess of the minimum amount of capital required to avoid regulatory action.

NOTE 11. COMMITMENTS AND CONTINGENCIES

State insurance laws generally require that all life insurers who are licensed to transact business within a state become members of the state's life insurance guaranty association. These associations have been established for the protection of contract owners from loss (within specified limits) as a result of the insolvency of an insurer. At the time an insolvency occurs, the guaranty association assesses the remaining members of the association an amount sufficient to satisfy the insolvent insurer's contract owner obligations (within specified limits). The Company has utilized public information to estimate what future assessments it will incur as a result of insolvencies. At December 31, 2006 and 2005, the Company's estimated liability for future guaranty fund assessments was $6,005 and $6,791, respectively. If additional future insolvencies occur, the Company's estimated liability may not be sufficient to fund these insolvencies and the estimated liability may need to be adjusted. The Company regularly monitors public information regarding insurer insolvencies and adjusts its estimated liability appropriately.

During 2000, the Company committed to participate in a limited partnership. During the first quarter 2006, the Company committed the remaining $300 of a $10,000 obligation and has no further commitment obligation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position, results of operations or cash flows of the Company.

NOTE 12. SEGMENT INFORMATION

In reporting to management, the Company's operating results are categorized into two business segments: Annuities and Life Insurance. The Company's Annuity segment consists of variable annuity and interest-sensitive annuity contracts. The Company's Life Insurance segment consists of variable life insurance and interest-sensitive life insurance contracts. The Company currently does not manufacture, market, or issue life insurance contracts. The accounting policies of the business segments are the same as those described in the summary of significant accounting policies. All revenue and expense transactions are recorded at the contract level and accumulated at the business segment level for review by management. The "Other" category, presented in the following segment financial information, represents net revenues and earnings on invested assets that do not support life or annuity policyholder liabilities.

The following tables summarize each business segment's contribution to the consolidated amounts for the years ended December 31.

                                                               ANNUITIES
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $  169,395   $  152,818   $  148,337
Net interest spread (1)                              16,208       18,542       16,764
Net realized in investment gains (losses)             1,065        3,371        2,515
                                                 ----------   ----------   ----------
Net revenues                                        186,668      174,731      167,616
                                                 ----------   ----------   ----------
Policy benefits                                      21,129       26,463       28,877
Reinsurance premium ceded                             5,988        5,680        4,699
Amortization of DAC                                  22,185       58,263       (5,591)
Insurance expenses and taxes                         49,710       50,669       48,834
                                                 ----------   ----------   ----------
Net benefits and expenses                            99,012      141,075       76,819
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         87,656       33,656       90,797
                                                 ----------   ----------   ----------
Federal income tax provision                         27,639        5,363       29,582
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       60,017       28,293       61,215
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --      (26,215)
                                                 ----------   ----------   ----------
Net earnings                                     $   60,017   $   28,293   $   35,000
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $9,873,167   $9,598,360   $9,752,836
Total policyholder liabilities and accruals         810,770      868,962     981,237

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            LIFE INSURANCE
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------
Policy charge revenue                            $   95,274   $  152,030   $   85,645
Net interest spread (1)                              14,759       15,025       11,630
Net realized in investment gains (losses)              (633)        (521)         (79)
                                                 ----------   ----------   ----------
Net revenues                                        109,400      166,534       97,196
                                                 ----------   ----------   ----------
Policy benefits                                      18,029       20,807       25,405
Reinsurance premium ceded                            20,931       20,642       20,498
Amortization of DAC                                  20,152       68,018       10,495
Insurance expenses and taxes                          9,538        8,727        8,726
                                                 ----------   ----------   ----------
Net benefits and expenses                            68,650      118,194       65,124
                                                 ----------   ----------   ----------
Earnings before federal income tax provision         40,750       48,340       32,072
                                                 ----------   ----------   ----------
Federal income tax provision                         12,931       14,138        7,381
                                                 ----------   ----------   ----------
Earnings before change in accounting principal       27,819       34,202       24,691
                                                 ----------   ----------   ----------
Change in accounting principal, net of tax               --           --       (1,185)
                                                 ----------   ----------   ----------
Net earnings                                     $   27,819   $   34,202   $   23,506
                                                 ==========   ==========   ==========
Select Balance Sheet information:
Total assets                                     $4,479,664   $4,487,349   $4,827,192
Total policyholder liabilities and accruals       1,688,310    1,746,565    1,829,825

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

                                                            OTHER
                                               ------------------------------
                                                 2006       2005       2004
                                               --------   --------   --------
Policy charge revenue                          $     --   $     --   $     --
Net interest spread (1)                           9,813      7,719      8,882
Net realized in investment gains (losses)           804       (228)     1,563
                                               --------   --------   --------
Net revenues                                     10,617      7,491     10,445
                                               --------   --------   --------
Earnings before federal income tax provision     10,617      7,491     10,445
                                               --------   --------   --------
Federal income tax provision                      3,716      2,622      3,656
                                               --------   --------   --------
Net earnings                                   $  6,901   $  4,869   $  6,789
                                               ========   ========   ========
Select Balance Sheet information:
Total assets                                   $269,040   $275,167   $170,173

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating results.

The following table summarizes the Company's net revenues by contract type for the years ended December 31:

                                     2006       2005       2004
                                   --------   --------   --------
Annuities:
   Variable annuities              $176,988   $161,370   $159,528
   Interest-sensitive annuities       9,680     13,361      8,088
                                   --------   --------   --------
Total Annuities                     186,668    174,731    167,616
                                   --------   --------   --------
Life Insurance:
   Variable Life                    101,434    157,312     85,999
   Interest-sensitive whole life      7,966      9,222     11,197
                                   --------   --------   --------
Total Life Insurance                109,400    166,534     97,196
                                   --------   --------   --------
Other                                10,617      7,491     10,445
                                   --------   --------   --------
Net Revenues (1)                   $306,685   $348,756   $275,257
                                   ========   ========   ========

----------
(1) Management considers investment income net of interest credited to policyholder liabilities in evaluating Net Revenues.

                                     ******

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)  Financial Statements
      (1)        Financial Statements of Merrill Lynch Life Variable Annuity
                  Separate Account A as of December 31, 2006; and for the two
                  years ended December 31, 2006; and the Notes relating
                  thereto appear in the Statement of Additional Information.
      (2)        Financial Statements of Merrill Lynch Life Insurance Company
                  for the three years ended December 31, 2006; and the Notes relating thereto appear in the Statement of Additional
                  Information.
(b)  Exhibits
      (1)        Resolution of the Board of Directors of Merrill Lynch Life
                  Insurance Company establishing the Merrill Lynch Life
                  Variable Annuity Separate Account A. (Incorporated by
                  Reference to Registrant's Post-Effective Amendment No. 10
                  to Form N-4, Registration No. 33-43773 Filed December 10,
                  1996.)
      (2)        Not Applicable.
      (3)        Underwriting Agreement Between Merrill Lynch Life Insurance
                  Company and Merrill Lynch, Pierce, Fenner & Smith
                  Incorporated. (Incorporated by Reference to Registrant's
                  Post-Effective Amendment No. 10 to Form N-4, Registration
                  No. 33-43773 Filed December 10, 1996.)
      (4) (a)    Form of Contract for the Flexible Premium Individual
                  Deferred Variable Annuity (Return of Premium).
                  (Incorporated by reference to Registrant's Registration
                  Statement on Form N-4, Registration No. 333-118362 Filed
                  August 19, 2004.)
          (b)    Form of Contract for the Flexible Premium Individual
                  Deferred Variable Annuity (Account Value). (Incorporated by
                  reference to Registrant's Registration Statement on Form
                  N-4, Registration No. 333-118362 Filed August 19, 2004.)
          (c)    Return of Premium NAIC Model Non-Forfeiture Interest Rate
                  Schedule Pages. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-118362 Filed August 19, 2004.)
          (d)    Return of Premium Fixed Non-Forfeiture Interest Rate
                  Schedule Pages. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-118362 Filed August 19, 2004.)
          (e)    Account Value NAIC Model Non-Forfeiture Interest Rate
                  Schedule Pages. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-118362 Filed August 19, 2004.)
          (f)    Account Value Fixed Non-Forfeiture Interest Rate Schedule
                  Pages. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-118362 Filed August 19, 2004.)
          (g)    Guaranteed Minimum Income Benefit Endorsement and Schedule
                  Pages. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-118362 Filed August 19, 2004.)
          (h)    Return of Premium Guaranteed Minimum Death Benefit
                  Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                  Registration No. 333-118362 Filed August 19, 2004.)
          (i)    Maximum Anniversary Value Guaranteed Minimum Death Benefit
                  Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                  Registration No. 333-118362 Filed August 19, 2004.)
          (j)    Roll-Up Guaranteed Minimum Death Benefit Endorsement and
                  Schedule Pages. (Incorporated by reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-118362 Filed August 19, 2004.)

                      (k)        Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Endorsement
                                  and Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on
                                  Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (l)        Additional Death Benefit Endorsement and Schedule Pages. (Incorporated by reference to
                                  Registrant's Registration Statement on Form N-4, Registration No. 333-118362 Filed August
                                  19, 2004.)
                      (m)        Bonus Endorsement and Schedule Pages. (Incorporated by reference to Registrant's
                                  Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed January 31,
                                  2005.)
                      (n)        Spousal Beneficiary Continuation Endorsement (Incorporated by reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (o)        Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages. (Incorporated by reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 3 to
                                  the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-118362 Filed December 2, 2005.)
                      (p)        Guaranteed Minimum Income Benefit Plus Endorsement and Schedule Pages. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement Under
                                  the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27,
                                  2006.)
                      (q)        Schedule Pages for Guaranteed Minimum Income Benefit Endorsement. (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 5 to the Registration Statement Under the
                                  Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September 27, 2006.)
                      (r)        Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMIB Plus Version).
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5 to the
                                  Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-118362 Filed September 27, 2006.)
                      (s)        Schedule Pages for Guaranteed Minimum Death Benefit Endorsement (GMWB Version). (Incorporated
                                  by Reference to Registrant's Post-Effective Amendment No. 5 to the Registration Statement
                                  Under the Securities Act of 1933 on Form N-4, Registration No. 333-118362 Filed September
                                  27, 2006.)
                 (5)  (a)        Form of Application for the Flexible Premium Individual Deferred Variable Annuity.
                                  (Incorporated by reference to Registrant's Registration Statement on Form N-4, Registration
                                  No. 333-118362 Filed August 19, 2004.)
                      (b)        Form of revised Application for the Flexible Premium Individual Deferred Variable Annuity.
                                  (Incorporated by reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 3 to the Registration Statement Under the Securities Act of
                                  1933 on Form N-4, Registration No. 333-118362 Filed December 2, 2005.)
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996.)
                      (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                                  33-43773 Filed December 10, 1996.)
                 (7)             Not Applicable.
                 (8)  (a)        Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)


          (b)    Indemnity Agreement Between Merrill Lynch Life Insurance
                  Company and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No.
                  10 to Form N-4, Registration No. 33-43773 Filed December
                  10, 1996.)
          (c)    Management Agreement Between Merrill Lynch Life Insurance
                  Company and Merrill Lynch Asset Management, Inc.
                  (Incorporated by Reference to Registrant's Post-Effective
                  Amendment No. 10 to Form N-4, Registration No. 33-43773
                  Filed December 10, 1996.)
          (d)    Agreement Between Merrill Lynch Life Insurance Company and
                  Merrill Lynch Variable Series Funds, Inc. Relating to
                  Maintaining Constant Net Asset Value for the Domestic Money
                  Market Fund. (Incorporated by Reference to Registrant's
                  Post-Effective Amendment No. 10 to Form N-4, Registration
                  No. 33-43773 Filed December 10, 1996.)
          (e)    Agreement Between Merrill Lynch Life Insurance Company and
                  Merrill Lynch Variable Series Funds, Inc. Relating to
                  Valuation and Purchase Procedures. (Incorporated by
                  Reference to Registrant's Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                  1996.)
          (f)    Amended Service Agreement Between Merrill Lynch Life
                  Insurance Company and Merrill Lynch Insurance Group, Inc.
                  (Incorporated by Reference to Registrant's Post-Effective
                  Amendment No. 5 to Form N-4, Registration No. 33-43773
                  Filed April 28, 1994.)
          (g)    Reimbursement Agreement Between Merrill Lynch Asset
                  Management, L.P. and Merrill Lynch Life Agency, Inc.
                  (Incorporated by Reference to Registrant's Post-Effective
                  Amendment No. 10 to Form N-4, Registration No. 33-43773
                  Filed December 10, 1996.)
          (h)    Amendment to the Reimbursement Agreement Between Merrill
                  Lynch Asset Management, L.P. and Merrill Lynch Life Agency,
                  Inc. (Incorporated by Reference to Registrant's
                  Registration Statement on Form N-4, Registration No.
                  333-90243 Filed November 3, 1999.)
          (i)    Agreement between Merrill Lynch Life Insurance Company and
                  Merrill Lynch Series Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the Registration
                  Statement filed by Merrill Lynch Variable Life Separate
                  Account on Form S-6 (File No. 33-55472).)
          (j)    Form of Participation Agreement Between Merrill Lynch
                  Variable Series Funds, Inc. and Merrill Lynch Life
                  Insurance Company. (Incorporated by Reference to
                  Registrant's Post-Effective Amendment No. 10 to Form N-4,
                  Registration No. 33-43773 Filed December 10, 1996.)
          (k)    Amendment to the Participation Agreement Between Merrill
                  Lynch Variable Series Funds, Inc. and Merrill Lynch Life
                  Insurance Company. (Incorporated by Reference to
                  Registrant's Registration Statement on Form N-4,
                  Registration No. 333-90243 Filed November 3, 1999.)
          (l)    Participation Agreement By And Among AIM Variable Insurance
                  Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life
                  Insurance Company. (Incorporated by Reference to
                  Registrant's Post-Effective Amendment No. 11 to Form N-4,
                  Registration No. 33-43773 Filed April 23, 1997.)
          (m)    Amendment to the Participation Agreement By And Among AIM
                  Variable Insurance Funds, Inc., AIM Distributors, Inc., and
                  Merrill Lynch Life Insurance Company. (Incorporated by
                  Reference to Registrant's Registration Statement on Form
                  N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (n)    Form of Participation Agreement Among Merrill Lynch Life
                  Insurance Company, Alliance Capital Management L.P., and
                  Alliance Fund Distributors, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                  N-4, Registration No. 33-43773 Filed December 10, 1996.)


          (o)    Amendment to the Participation Agreement Among Merrill Lynch
                  Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated May 1, 1997.
                  (Incorporated by Reference to Registrant's Registration
                  Statement on Form N-4, Registration No. 333-90243 Filed
                  November 3, 1999.)
          (p)    Amendment to the Participation Agreement Among Merrill Lynch
                  Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated June 5, 1998.
                  (Incorporated by Reference to Registrant's Registration
                  Statement on Form N-4, Registration No. 333-90243 Filed
                  November 3, 1999.)
          (q)    Amendment to the Participation Agreement Among Merrill Lynch
                  Life Insurance Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc. dated July 22, 1999.
                  (Incorporated by Reference to Registrant's Registration
                  Statement on Form N-4, Registration No. 333-90243 Filed
                  November 3, 1999.)
          (r)    Form of Participation Agreement Between Davis Variable
                  Account Fund, Inc. and Merrill Lynch Life Insurance
                  Company. (Incorporated by Reference to Registrant's
                  Pre-Effective Amendment No. 2 to Form N-4, Registration No.
                  333-90243 Filed March 31, 2000.)
          (s)    Form of Participation Agreement Between PIMCO Variable
                  Insurance Trust and Merrill Lynch Life Insurance Company.
                  (Incorporated by Reference to Registrant's Pre-Effective
                  Amendment No. 2 to Form N-4, Registration No. 333-90243
                  Filed March 31, 2000.)
          (t)    Form of Participation Agreement Between Van Kampen Life
                  Investment Trust and Merrill Lynch Life Insurance Company.
                  (Incorporated by Reference to Registrant's Pre-Effective
                  Amendment No. 2 to Form N-4, Registration No. 333-90243
                  Filed March 31, 2000.)
          (u)    Form of Participation Agreement Between American Century
                  Variable Portfolios, Inc. and Merrill Lynch Life Insurance
                  Company. (Incorporated by Reference to Registrant's
                  Post-Effective Amendment No. 19 to Form N-4, Registration
                  No. 33-43773 Filed April 30, 2001.)
          (v)    Form of Participation Agreement Between Federated Securities
                  Corp., Insurance Series, and Merrill Lynch Life Insurance
                  Company. (Incorporated by Reference to Registrant's
                  Post-Effective Amendment No. 7 to Form N-4, Registration
                  No. 333-90243 Filed April 23, 2004.)
          (w)    Form of Participation Agreement Between PIMCO Advisors VIT,
                  OCC Distributors LLC, and Merrill Lynch Life Insurance
                  Company. (Incorporated by Reference to Registrant's
                  Post-Effective Amendment No. 7 to Form N-4, Registration
                  No. 333-90243 Filed April 23, 2004.)
          (x)    Form of Participation Agreement Between American Funds
                  Insurance Series, Capital Research and Management Company, and Merrill Lynch Life Insurance Company. (Incorporated by
                  Reference to Registrant's Post-Effective Amendment No. 1 to
                  Form N-4 Registration No. 333-118362 Filed April 25, 2005.)
          (y)    Form of Participation Agreement Between Cohen & Steers VIF
                  Realty Fund, Inc., Cohen & Steers Securities, LLC, and
                  Merrill Lynch Life Insurance Company. (Incorporated by
                  Reference to Registrant's Post-Effective Amendment No. 1 to
                  Form N-4 Registration No. 333-118362 Filed April 25, 2005.)
          (z)    Form of Participation Agreement Between Dreyfus Variable
                  Investment Fund, The Dreyfus Corporation, and Merrill Lynch
                  Life Insurance Company. (Incorporated by Reference to
                  Registrant's Post-Effective Amendment No. 1 to Form N-4
                  Registration No. 333-118362 Filed April 25, 2005.)
          (aa)   Form of Participation Agreement Between Eaton Vance Variable
                  Trust, Eaton Vance Distributors, Inc., and Merrill Lynch
                  Life Insurance Company. (Incorporated by Reference to
                  Registrant's Post-Effective Amendment No. 1 to Form N-4
                  Registration No. 333-118362 Filed April 25, 2005.)

                      (bb)       Form of Participation Agreement Between Franklin Templeton Variable Insurance Products Trust,
                                  Franklin/Templeton Distributors, Inc., Merrill Lynch Life Insurance Company, and Merrill
                                  Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25,
                                  2005.)
                      (cc)       Form of Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer Investment
                                  Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life Insurance Company.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4
                                  Registration No. 333-118362 Filed April 25, 2005.)
                      (dd)       Form of Participation Agreement Between Wanger Advisors Trust, Columbia Funds Distributor,
                                  Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25,
                                  2005.)
                      (ee)       Form of Participation Agreement Between Oppenheimer Variable Account Funds, OppenheimerFunds,
                                  Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                                  Post-Effective Amendment No. 1 to Form N-4 Registration No. 333-118362 Filed April 25,
                                  2005.)
                      (ff)       Form of Amendment to Participation Agreement Between Pioneer Variable Contracts Trust,
                                  Pioneer Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch Life
                                  Insurance Company. (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-118362 Filed April 21, 2006.)
                      (gg)       Form of Rule 22c-2 Shareholder Information Agreement Between AIM Investment Services, Inc.
                                  and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed
                                  April 17, 2007.)
                      (hh)       Form of Rule 22c-2 Shareholder Information Agreement Between AllianceBernstein Investor
                                  Services, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to
                                  the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  33-43773 Filed April 17, 2007.)
                      (ii)       Form of Rule 22c-2 Shareholder Information Agreement Between American Funds Service Company
                                  and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account D's Post-Effective Amendment No. 17 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-91098 Filed
                                  April 18, 2007.)
                      (jj)       Form of Rule 22c-2 Shareholder Information Agreement Between BlackRock Distributors, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account C's Post-Effective Amendment No. 6 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 333-73544 Filed
                                  April 17, 2007.)
                      (kk)       Form of Rule 22c-2 Shareholder Information Agreement Between Cohen & Steers Securities, LLC
                                  and Merrill Lynch Life Insurance Company.
                      (ll)       Form of Rule 22c-2 Shareholder Information Agreement Between Davis Variable Account Fund,
                                  Inc., Davis Distributors, LLC and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                                  Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4,
                                  Registration No. 33-43773 Filed April 17, 2007.)
                      (mm)       Form of Rule 22c-2 Shareholder Information Agreement Between Dreyfus Service Corporation and
                                  Merrill Lynch Life Insurance Company.
                      (nn)       Form of Rule 22c-2 Shareholder Information Agreement Between Eaton Vance Distributors, Inc.
                                  and Merrill Lynch Life Insurance Company.

                      (oo)       Form of Rule 22c-2 Shareholder Information Agreement Between Federated Securities Corp. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post- Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed
                                  April 17, 2007.)
                      (pp)       Form of Rule 22c-2 Shareholder Information Agreement Between Franklin/Templeton Distributors,
                                  Inc. and Merrill Lynch Life Insurance Company.
                      (qq)       Form of Participation Agreement Between MLIG Variable Insurance Trust, Merrill Lynch Pierce,
                                  Fenner & Smith, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by Reference
                                  to Merrill Lynch Life Variable Annuity Separate Account C's Post-Effective Amendment No. 6
                                  to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-73544 Filed April 17, 2007.)
                      (rr)       Form of Rule 22c-2 Shareholder Information Agreement Between OppenheimerFunds Services,
                                  OppenheimerFunds Distributor, Inc. and Merrill Lynch Life Insurance Company. (Incorporated
                                  by Reference to Merrill Lynch Life Variable Annuity Separate Account D's Post-Effective
                                  Amendment No. 17 to the Registration Statement Under the Securities Act of 1933 on Form N-4,
                                  Registration No. 333-91098 Filed April 18, 2007.)
                      (ss)       Form of Rule 22c-2 Shareholder Information Agreement Between Allianz Global Investors
                                  Distributors LLC and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                                  Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to
                                  the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  33-43773 Filed April 17, 2007.)
                      (tt)       Form of Rule 22c-2 Shareholder Information Agreement Between Pioneer Investment Management
                                  Shareholder Services, Inc. and Merrill Lynch Life Insurance Company.
                      (uu)       Form of Rule 22c-2 Shareholder Information Agreement Between Van Kampen Funds, Inc. and
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Merrill Lynch Life
                                  Variable Annuity Separate Account A's Post-Effective Amendment No. 30 to the Registration
                                  Statement Under the Securities Act of 1933 on Form N-4, Registration No. 33-43773 Filed
                                  April 17, 2007.)
                      (vv)       Form of Rule 22c-2 Shareholder Information Agreement Between Columbia Management Services,
                                  Inc. and Merrill Lynch Life Insurance Company.
                      (ww)       Form of Amendment to Participation Agreement by and among Alliance Capital Management L.P.,
                                  AllianceBernstein Investment Research and Management, Inc. and Merrill Lynch Life Insurance
                                  Company. (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account
                                  A's Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act
                                  of 1933 on Form N-4, Registration No. 33-73544 Filed April 17, 2007.)
                      (xx)       Form of Amendment to Participation Agreement by and among Premier VIT, Allianz Global
                                  Investors Distributors LLC, and Merrill Lynch Life Insurance Company. (Incorporated by
                                  Reference to Merrill Lynch Life Variable Annuity Separate Account A's Post-Effective
                                  Amendment No. 30 to the Registration Statement Under the Securities Act of 1933 on Form N-4,
                                  Registration No. 33-73544 Filed April 17, 2007.)
                      (yy)       Form of Amendment to Participation Agreement by and among PIMCO Variable Insurance Trust,
                                  Allianz Global Investors Distributors LLC and Merrill Lynch Life Insurance Company.
                                  (Incorporated by Reference to Merrill Lynch Life Variable Annuity Separate Account A's
                                  Post-Effective Amendment No. 30 to the Registration Statement Under the Securities Act of
                                  1933 on Form N-4, Registration No. 33-73544 Filed April 17, 2007.)

                      (zz)       Form of Amendment to Participation Agreement by and among Columbia Management Distributors,
                                  Inc., Wanger Advisors Trust, and Merrill Lynch Life Insurance Company.
                      (aaa)      Form of Participation Agreement by and among Janus Distributors LLC and Merrill Lynch Life
                                  Insurance Company.
                      (bbb)      Form of Amendment to Participation Agreement by and among Eaton Vance Variable Trust, Eaton
                                  Vance Distributors, Inc., and Merrill Lynch Life Insurance Company.
                 (9)             Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's Pre-Effective
                                  Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed January 31, 2005.)
                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)  (a)        Powers of Attorney. (Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement Under the Securities Act of 1933 on Form N-4, Registration No.
                                  333-118362 Filed April 21, 2006.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*


            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Deborah J. Adler............  1700 Merrill Lynch Drive, 3rd Floor  Director, Chairman of the Board,
                                                                   President,
                              Pennington, New Jersey 08534         Chief Executive Officer and Chief
                                                                   Actuary.
John C. Carroll.............  1700 Merrill Lynch Drive, 3rd Floor  Director and Senior Vice President.
                              Pennington, New Jersey 08534
Joseph E. Justice...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President,
                              Pennington, New Jersey 08534         Chief Financial Officer, and Treasurer.
Paul Michalowski............  1700 Merrill Lynch Drive, 3rd Floor  Director and Vice President.
                              Pennington, New Jersey 08534
Barry G. Skolnick...........  1700 Merrill Lynch Drive, 3rd Floor  Director, Senior Vice President and
                              Pennington, New Jersey 08534         General Counsel.
Joseph Benesch..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Mark Buchinsky..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Scott Edblom................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Product Actuary.
                              Pennington, New Jersey 08534
Elizabeth Garrison..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Controller.
                              Pennington, New Jersey 08534
Frances C. Grabish..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Richard Gracey..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Actuary.
                              Pennington, New Jersey 08534
Roger Helms.................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Sharon Hockersmith..........  4802 Deer Lake Drive East            Senior Vice President, Administration.
                              Jacksonville, FL 32246

            NAME                  PRINCIPAL BUSINESS ADDRESS               POSITION WITH DEPOSITOR
            ----              -----------------------------------  ----------------------------------------
Hsiang Kau..................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Pricing Actuary
                              Pennington, New Jersey 08534
Radha Lakshminarayanan......  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Corporate
                              Pennington, New Jersey 08534         Actuary.
Kirsty Lieberman............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior Counsel.
                              Pennington, New Jersey 08534
Patrick Lusk................  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Financial Actuary.
                              Pennington, New Jersey 08534
Denise Marshall.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Senior Paralegal and
                              Pennington, New Jersey 08534         Assistant Secretary.
Robin A. Maston.............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Senior
                              Pennington, New Jersey 08534         Compliance Officer.
Jane R. Michael.............  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246
Heather Reilly..............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Compliance Officer.
                              Pennington, New Jersey 08534
Concetta M. Ruggiero........  1700 Merrill Lynch Drive, 3rd Floor  Senior Vice President.
                              Pennington, New Jersey 08534
Lori M. Salvo...............  1700 Merrill Lynch Drive, 3rd Floor  Vice President, Deputy General Counsel,
                              Pennington, New Jersey 08534         Chief Compliance Officer, and Secretary.
Sarah Scanga................  1700 Merrill Lynch Drive, 3rd Floor  Vice President.
                              Pennington, New Jersey 08534
Cheryl Y. Sullivan..........  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Counsel.
                              Pennington, New Jersey 08534
Greta Rein Ulmer............  1700 Merrill Lynch Drive, 3rd Floor  Vice President and Director of
                                                                   Compliance.
                              Pennington, New Jersey 08534
Kelley Woods................  4802 Deer Lake Drive East            Vice President.
                              Jacksonville, FL 32246


---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT


The following are subsidiaries of ML & Co. as of December 29, 2006 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of Regulation S-X under the Securities Exchange Act of 1934.



                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..............................        Delaware
    Merrill Lynch, Pierce, Fenner & Smith
      Incorporated(1)...................................        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
        Merrill Lynch Life Agency Inc.(2)...............        Washington
        Merrill Lynch Professional Clearing Corp.(3)....        Delaware
        Merrill Lynch Singapore Commodities Pte.
           Ltd. ........................................        Singapore
        ML Petrie Parkman Co., Inc. ....................        Delaware
    Merrill Lynch Capital Services, Inc. ...............        Delaware
        Merrill Lynch Commodities, Inc. ................        Delaware
    Merrill Lynch Government Securities Inc. ...........        Delaware
        Merrill Lynch Money Markets Inc. ...............        Delaware
    Merrill Lynch Group, Inc. ..........................        Delaware
        Investor Protection Insurance Company...........        Vermont
        Merrill Lynch Credit Reinsurance Limited........        Bermuda
        FAM Distributors, Inc. .........................        Delaware
        Merrill Lynch Investment Holdings (Mauritius)
           Limited(4)...................................        Mauritius
            Merrill Lynch (Mauritius) Investments
               Limited..................................        Mauritius
                DSP Merrill Lynch Limited(5)............        Mumbai, India
                     DSP Merrill Lynch Capital
                       Limited..........................        Mumbai, India
                     DSP Merrill Lynch Securities
                       Trading Limited..................        Mumbai, India
                     DSP Merrill Lynch Trust Services
                       Limited..........................        Mumbai, India
        ML Invest, Inc. ................................        Delaware
            Merrill Lynch Investment Managers Group
               Services Limited.........................        England
                Merrill Lynch Investment Managers
                   (Finance) Limited....................        England
                     Merrill Lynch Investment Managers
                       Holdings B.V.....................        Netherlands
            Merrill Lynch Portfolio Managers Limited....        England
        Merrill Lynch Bank & Trust Co., FSB.............        Federal
            Merrill Lynch Mortgage and Investment
               Corporation(6)...........................        Delaware
                Merrill Lynch Community Development
                   Company, LLC.........................        New Jersey
                Merrill Lynch Credit Corporation........        Delaware
                ML Mortgage Holdings Inc. ..............        Delaware
        Merrill Lynch Bank USA..........................        Utah
            Financial Data Services, Inc. ..............        Florida
            Merrill Lynch Business Financial Services
               Inc.(7)..................................        Delaware
            Merrill Lynch Commercial Finance Corp. .....        Delaware
            Merrill Lynch Utah Investment Corporation...        Utah
            ML Private Finance LLC......................        Delaware
            MLBUSA Community Development Corp. .........        Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            MLBUSA Funding Corporation..................        Delaware
                Merrill Lynch NJ Investment
                   Corporation..........................        New Jersey
        Merrill Lynch Insurance Group, Inc. ............        Delaware
            Merrill Lynch Insurance Group Services,
               Inc. ....................................        Delaware
            Merrill Lynch Life Insurance Company........        Arkansas
            ML Life Insurance Company of New York.......        New York
            Roszel Advisors, LLC........................        Delaware
        Merrill Lynch European Asset Holdings Inc. .....        Delaware
            Merrill Lynch Group Holdings Limited........        Ireland
                Merrill Lynch International Bank
                   Limited(8)...........................        Ireland
                     Majestic Acquisitions Limited......        England
                         Mortgage Holdings Limited......        England
                           Mortgages plc................        England
                           Mortgages 1 Limited..........        England
                     Merrill Lynch Bank (Suisse)
                       S.A. ............................        Switzerland
        Merrill Lynch Diversified Investments, LLC......        Delaware
            Merrill Lynch Credit Products, LLC..........        Delaware
                Merrill Lynch Mortgage Capital Inc.             Delaware
                     Merrill Lynch Mortgage Lending,
                       Inc.                                     Delaware
                     Wilshire Credit Corporation                Delaware
        MLDP Holdings, Inc.                                     Delaware
            Merrill Lynch Derivative Products AG                Switzerland
        ML IBK Positions, Inc.                                  Delaware
            Merrill Lynch PCG, Inc.                             Delaware
            Merrill Lynch Capital Corporation                   Delaware
        ML Leasing Equipment Corp.(9)                           Delaware
        Merrill Lynch Canada Holdings Company                   Nova Scotia, Canada
            Merrill Lynch Canada Finance Company(10)            Nova Scotia, Canada
            Merrill Lynch & Co., Canada Ltd.                    Ontario, Canada
                Merrill Lynch Financial Assets Inc.             Canada
                Merrill Lynch Canada Inc.(11)                   Canada
    Merrill Lynch International Incorporated                    Delaware
        Merrill Lynch Futures Asia Limited                      Taiwan
        Merrill Lynch Futures (Hong Kong) Limited               Hong Kong
        Merrill Lynch Reinsurance Solutions LTD                 Bermuda
        Merrill Lynch (Australasia) Pty. Ltd.                   New South Wales, Australia
            Merrill Lynch Finance (Australia) Pty
               Limited                                          Victoria, Australia
            Merrill Lynch Markets (Australia) Pty
               Limited                                          New South Wales, Australia
                Equity Margins Ltd.                             Victoria, Australia
                Merrill Lynch (Australia) Pty Ltd               New South Wales, Australia
                Merrill Lynch Equities (Australia)
                   Limited                                      Victoria, Australia

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                Merrill Lynch Private (Australia)
                   Limited                                      New South Wales, Australia
                Berndale Securities Limited                     Victoria, Australia
                     Merrill Lynch (Australia) Nominees
                       Pty. Limited                             New South Wales, Australia
                Merrill Lynch International (Australia)
                   Limited                                      New South Wales, Australia
                     Merrill Lynch (Australia) Futures
                       Limited                                  New South Wales, Australia
        Merrill Lynch Japan Securities Co., Ltd.                Japan
            Merrill Lynch Japan Finance Co., Ltd.               Japan
        Merrill Lynch International Holdings Inc.               Delaware
            Merrill Lynch France SAS                            France
                Merrill Lynch Capital Markets (France)
                   SAS                                          France
                Merrill Lynch, Pierce, Fenner & Smith
                   SAS                                          France
            Merrill Lynch Mexico, S.A. de C.V., Casa de
               Bolsa                                            Mexico
            PT Merrill Lynch Indonesia(12)                      Indonesia
            Merrill Lynch (Asia Pacific) Limited                Hong Kong
                Merrill Lynch Far East Limited                  Hong Kong
            ML Cayman Holdings Inc. ....................        Cayman Islands, British West
                                                                  Indies
                Merrill Lynch Bank and Trust Company
                   (Cayman) Limited.....................        Cayman Islands, British West
                                                                  Indies
                     Institucion Financiera Externa
                       Merrill Lynch Bank Uruguay
                       S.A..............................        Uruguay
                     Merrill Lynch Espanola Agencia de
                       Valores S.A. ....................        Spain
            Merrill Lynch Capital Markets AG(13)........        Switzerland
            Merrill Lynch Europe PLC....................        England
                Merrill Lynch, Pierce, Fenner & Smith
                   Limited..............................        England
                     Merrill Lynch Global Asset
                       Management Limited...............        England
                ML UK Capital Holdings(14)..............        England
                     Merrill Lynch International(15)....        England
                Merrill Lynch Europe Intermediate
                   Holdings.............................        England
                     Merrill Lynch Capital Markets
                       Espana S.A., S.V.................        Spain
                Merrill Lynch Holdings Limited..........        England
                  Merrill Lynch Commodities (Europe)
                     Holdings Limited...................        England
                     Merrill Lynch Commodities (Europe)
                       Limited..........................        England
                         Merrill Lynch Commodities
                           (Europe) Trading Limited.....        England
                         Merrill Lynch Commodities
                           GmbH.........................        England

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
                Merrill Lynch (Singapore) Pte.
                   Ltd.(16).............................        Singapore
                Merrill Lynch South Africa (Proprietary)
                   Limited(17)..........................        South Africa
            Merrill Lynch Argentina S.A.(18)............        Argentina
            Merrill Lynch, Pierce, Fenner & Smith de
               Argentina................................        Argentina
            Sociedad Anonima, Financiera, Mobiliaria y
               de Mandatos(19)
            Banco Merrill Lynch de Investimentos
               S.A.(20).................................        Brazil
                Merrill Lynch S.A. Corretora de Titulos
                   e Valores Mobiliarios................        Brazil
            Merrill Lynch S.A. .........................        Luxembourg
            Merrill Lynch Europe Ltd. ..................        Cayman Islands, British West
                                                                  Indies
    Herzog, Heine, Geduld, LLC..........................        Delaware
    Merrill Lynch Financial Markets, Inc. ..............        Delaware
    The Princeton Retirement Group, Inc. ...............        Delaware


---------------

 (1) Also conducts business under the name "Merrill Lynch & Co."



 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.



 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.



 (4) Merrill Lynch Group, Inc. and Merrill Lynch International Incorporated each hold fifty percent of this entity.



 (5) Partially held by another indirect subsidiary of ML & Co.



 (6) 13.2% of this entity is held by Merrill Lynch Bank USA.



 (7) Also conducts business under the name "Merrill Lynch Capital."



 (8) Held through several intermediate holding companies.



 (9) This corporation has 20 direct or indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.



(10) Held through several intermediate holding companies.



(11) Held through several intermediate holding companies.



(12) Merrill Lynch International Holdings Inc. has an 80% stake in this entity through a joint venture.



(13) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."



(14) Held through several intermediate holding companies.



(15) Partially owned by another indirect subsidiary of ML & Co.



(16) Held through intermediate subsidiaries.



(17) Held through intermediate subsidiaries.



(18) Partially owned by another direct subsidiary of ML & Co.



(19) Partially owned by another direct subsidiary of ML & Co.



(20) Partially owned by another direct subsidiary of ML & Co.



ITEM 27. NUMBER OF CONTRACTS



     The number of Contracts in force as of March 23, 2007 was 4,565.

ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 - INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 - INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer, executive vice presidents, chief financial officer, and controller of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------                --------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
Dow Kim                                     Director and Executive Vice President
Robert J. McCann                            Director, Chairman of the Board and Chief
                                              Executive Officer
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer
Joseph F. Regan                             First Vice President, Chief Financial
                                              Officer and Controller

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1700 Merrill Lynch Drive, 3rd Floor, Pennington, New Jersey 08534 and the Service Center at 4802 Deer Lake Drive East, Jacksonville, Florida 32246.


ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 24th day of April, 2007.


                               Merrill Lynch Life Variable Annuity
                               Separate Account A
                                    (Registrant)

                                         By: /s/ BARRY G. SKOLNICK
                                             ----------------------------------------------
                                             Barry G. Skolnick
                                             Senior Vice President and General Counsel

                                         Merrill Lynch Life Insurance Company
                                             (Depositor)

                                         By: /s/ BARRY G. SKOLNICK
                                             ----------------------------------------------
                                             Barry G. Skolnick
                                             Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post Effective Amendment No. 7 to the Registration Statement has been signed by the following persons in the capacities indicated on April 24, 2007.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Chairman of the Board, President,
---------------------------------------------    Chief Executive Officer and Chief Actuary
              Deborah J. Adler

                      *                        Director and Senior Vice President
---------------------------------------------
               John C. Carroll

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director and Vice President
---------------------------------------------
              Paul Michalowski

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


EXHIBIT                            DESCRIPTION                            PAGE
-------                            -----------                            ----
(8) (kk)   Form of Rule 22c-2 Shareholder Information Agreement Between
            Cohen & Steers Securities, LLC and Merrill Lynch Life
            Insurance Company.
(8)(mm)    Form of Rule 22c-2 Shareholder Information Agreement Between
            Dreyfus Service Corporation and Merrill Lynch Life
            Insurance Company.
(8) (nn)   Form of Rule 22c-2 Shareholder Information Agreement Between
            Eaton Vance Distributors, Inc. and Merrill Lynch Life
            Insurance Company.
(8) (pp)   Form of Rule 22c-2 Shareholder Information Agreement Between
            Franklin/Templeton Distributors, Inc. and Merrill Lynch
            Life Insurance Company.
(8) (tt)   Form of Rule 22c-2 Shareholder Information Agreement Between
            Pioneer Investment Management Shareholder Services, Inc.
            and Merrill Lynch Life Insurance Company.
(8) (vv)   Form of Rule 22c-2 Shareholder Information Agreement Between
            Columbia Management Services, Inc. and Merrill Lynch Life
            Insurance Company.
(8) (zz)   Form of Amendment to Participation Agreement by and among
            Columbia Management Distributors, Inc., Wanger Advisors
            Trust, and Merrill Lynch Life Insurance Company.
(8)        Form of Participation Agreement by and among Janus
  (aaa)     Distributors LLC and Merrill Lynch Life Insurance Company.
(8)        Form of Amendment to Participation Agreement by and among
  (bbb)     Eaton Vance Variable Trust, Eaton Vance Distributors, Inc.,
            and Merrill Lynch Life Insurance Company.
(10) (a)   Written Consent of Sutherland Asbill & Brennan LLP.
(10) (b)   Written Consent of Deloitte & Touche LLP, independent
            registered public accounting firm.
(10) (c)   Written Consent of Barry G. Skolnick, Esq.